UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06569
Ivy Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class A : WCEAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.99%
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class A) returned 7.94% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class A) – including sales charge	1.76%	17.43%	10.84%
Macquarie Core Equity Fund (Class A) – excluding sales charge	7.94%	18.84%	11.49%
S&P 500 Index	8.25%	18.59%	12.50%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class C : WTRCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.74%
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class C) returned 7.17% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class C) – including sales charge	6.26%	17.89%	10.76%
Macquarie Core Equity Fund (Class C) – excluding sales charge	7.17%	17.89%	10.76%
S&P 500 Index	8.25%	18.59%	12.50%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class R : IYCEX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.24%
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class R) returned 7.67% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class R) – including sales charge	7.67%	18.46%	11.11%
Macquarie Core Equity Fund (Class R) – excluding sales charge	7.67%	18.46%	11.11%
S&P 500 Index	8.25%	18.59%	12.50%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Institutional Class : ICIEX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.74%
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Institutional Class) returned 8.23% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Institutional Class) – including sales charge	8.23%	19.10%	11.76%
Macquarie Core Equity Fund (Institutional Class) – excluding sales charge	8.23%	19.10%	11.76%
S&P 500 Index	8.25%	18.59%	12.50%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class R6 : ICEQX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.67%
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class R6) returned 8.31% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class R6) – including sales charge	8.31%	19.23%	11.89%
Macquarie Core Equity Fund (Class R6) – excluding sales charge	8.31%	19.23%	11.89%
S&P 500 Index	8.25%	18.59%	12.50%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Class Y : WCEYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$103	0.99%
Management's discussion of Fund performance
Performance highlights
Macquarie Core Equity Fund (Class Y) returned 7.99% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%.
Top contributors to performance:
Stock selection within financials, healthcare, communication services, and industrials provided strong relative performance in the period.
Overweight to the outperforming financials sector added to relative performance in the period.
The top three contributors to relative performance in the portfolio for the trailing twelve months were Howmet Aerospace Inc., AT&T Inc., and Fiserv Inc.
Top detractors from performance:
Stock selection, particularly in the information technology sector, hurt performance.
An overweight to materials and an underweight to healthcare were the largest detractors to relative performance at the sector level.
The bottom three detractors from relative performance for the period were Applied Materials Inc., Apple Inc., and ConocoPhillips.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Core Equity Fund (Class Y) – including sales charge	7.99%	18.91%	11.67%
Macquarie Core Equity Fund (Class Y) – excluding sales charge	7.99%	18.91%	11.67%
S&P 500 Index	8.25%	18.59%	12.50%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of March 31, 2025)
Fund net assets	$3,571,013,652
Total number of portfolio holdings	49
Total advisory fees paid	$23,446,023
Portfolio turnover rate	24%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.18%
Financials	24.35%
Industrials	10.01%
Communication Services	9.94%
Consumer Discretionary	8.38%
Healthcare	7.60%
Materials	4.13%
Consumer Staples	3.93%
Utilities	1.35%
Energy	0.59%

Top 10 equity holdings
Microsoft	5.93%
Apple	4.40%
Amazon.com	3.98%
Alphabet Class A	3.87%
NVIDIA	3.84%
Fiserv	3.16%
Howmet Aerospace	2.84%
Costco Wholesale	2.84%
Taiwan Semiconductor Manufacturing ADR	2.80%
AT&T	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.74% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Core Equity Fund to Macquarie Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class A : IVSAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$98	0.96%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class A) returned 3.82% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class A) – including sales charge	-0.84%	1.69%	1.72%
Macquarie Global Bond Fund (Class A) – excluding sales charge	3.82%	2.89%	2.33%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy and its subadvisers as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class C : IVSCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$174	1.71%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.70% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class C) returned 3.01% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class C) – including sales charge	2.01%	2.11%	1.72%
Macquarie Global Bond Fund (Class C) – excluding sales charge	3.01%	2.11%	1.72%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy and its subadvisers as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class R : IYGOX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$123	1.21%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class R) returned 3.50% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class R) – including sales charge	3.50%	2.52%	1.90%
Macquarie Global Bond Fund (Class R) – excluding sales charge	3.50%	2.52%	1.90%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy and its subadvisers as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Institutional Class : IVSIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$72	0.71%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.70% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Institutional Class) returned 3.97% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Institutional Class) – including sales charge	3.97%	3.11%	2.57%
Macquarie Global Bond Fund (Institutional Class) – excluding sales charge	3.97%	3.11%	2.57%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy and its subadvisers as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class R6 : IVBDX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$59	0.58%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.57% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class R6) returned 4.22% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class R6) – including sales charge	4.22%	3.18%	2.61%
Macquarie Global Bond Fund (Class R6) – excluding sales charge	4.22%	3.18%	2.61%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy and its subadvisers as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.57% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.64% to 0.58%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Class Y : IVSYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Bond Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$98	0.96%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Bond Fund (Class Y) returned 3.84% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 3.05%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 4.59%.
Top contributors to performance:
Sector overweights to investment grade credit, and an overweight (on a beta-adjusted basis) to emerging markets credits were additive to performance, as these sectors drove the majority of the excess yield of the portfolio.
Interest rate curve positioning was a contributor, as the portfolio was positioned with a significant curve steepened position.
Security selection within investment grade credit, with a relative preference for non-USD credit markets making up most of the sector overweight
Top detractors from performance:
Significant underweight to Chinese government bonds, which performed well as the Chinese economy continued to experience slow growth and very low inflation
Security selection in high yield was a modest detractor from performance, with positions that were added in market volatility during March, detracting from year-to-date returns.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Bond Fund (Class Y) – including sales charge	3.84%	2.91%	2.34%
Macquarie Global Bond Fund (Class Y) – excluding sales charge	3.84%	2.91%	2.34%
Bloomberg Global Aggregate Index	3.05%	-1.63%	0.60%
Bloomberg Global Aggregate Index, Hedged to USD	4.59%	0.42%	1.94%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy and its subadvisers as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg Global Aggregate Index. Although the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg Global Aggregate Index, Hedged to USD for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$484,204,903
Total number of portfolio holdings	321
Total advisory fees paid	$2,288,878
Portfolio turnover rate	226%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	46.85%
Australia	10.49%
Spain	6.25%
Japan	3.95%
Netherlands	3.79%
United Kingdom	3.70%
Belgium	2.76%
France	2.12%
Switzerland	1.78%
Germany	1.32%

Sector allocation
Banking	15.82%
Energy	2.93%
Consumer Non-Cyclical	2.47%
Finance Companies	2.07%
Technology	2.05%
Transportation	1.77%
Electric	1.72%
Communications	1.68%
Capital Goods	1.47%
Real Estate Investment Trusts	1.39%

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.70% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Bond Fund to Macquarie Global Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class A : IVINX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$116	1.13%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.11% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class A) returned 4.96% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class A) – including sales charge	-1.09%	14.00%	7.76%
Macquarie Global Growth Fund (Class A) – excluding sales charge	4.96%	15.35%	8.40%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class A of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class C : IVNCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$193	1.89%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.87% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class C) returned 4.17% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class C) – including sales charge	3.19%	14.37%	7.69%
Macquarie Global Growth Fund (Class C) – excluding sales charge	4.17%	14.37%	7.69%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class C of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class R : IYIGX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$142	1.39%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.37% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class R) returned 4.69% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class R) – including sales charge	4.69%	15.00%	8.09%
Macquarie Global Growth Fund (Class R) – excluding sales charge	4.69%	15.00%	8.09%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class R of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Institutional Class : IGIIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$91	0.89%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.87% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Institutional Class) returned 5.17% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Institutional Class) – including sales charge	5.17%	15.63%	8.71%
Macquarie Global Growth Fund (Institutional Class) – excluding sales charge	5.17%	15.63%	8.71%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Institutional Class of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class R6 : ITGRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$81	0.79%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class R6) returned 5.28% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class R6) – including sales charge	5.28%	15.74%	8.85%
Macquarie Global Growth Fund (Class R6) – excluding sales charge	5.28%	15.74%	8.85%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class R6 of 0.81% (excluding certain items).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.75% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Class Y : IVIYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Global Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$117	1.14%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.12% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Global Growth Fund (Class Y) returned 4.92% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within consumer staples also added value due to holdings in BJ's Wholesale Club Inc. and Casey's General Stores Inc. (US).
At the country level, Germany, Singapore, and Spain contributed most.
Top detractors from performance:
Stocks within consumer discretionary detracted from performance due to an underweight to Tesla Inc. and exposure to DraftKings Inc. (US) which have been volatile over the period.
Stock selection within information technology also detracted due to Broadcom Inc. and Salesforce Inc. (US) as artificial-intelligence optimism waned.
At the country level, France, China, and the US detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Global Growth Fund (Class Y) – including sales charge	4.92%	15.34%	8.43%
Macquarie Global Growth Fund (Class Y) – excluding sales charge	4.92%	15.34%	8.43%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$858,325,863
Total number of portfolio holdings	58
Total advisory fees paid	$5,523,463
Portfolio turnover rate	55%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	60.26%
Germany	7.11%
United Kingdom	4.45%
India	3.98%
France	3.75%
Taiwan	2.92%
Japan	2.90%
South Korea	1.98%
Singapore	1.88%
Spain	1.70%

Sector allocation
Information Technology	24.71%
Financials	16.98%
Industrials	12.63%
Consumer Discretionary	11.94%
Healthcare	10.32%
Communication Services	8.67%
Consumer Staples	8.36%
Utilities	1.86%
Energy	1.78%
Materials	1.72%

Top 10 equity holdings
Microsoft	4.98%
Apple	3.48%
Amazon.com	3.12%
NVIDIA	3.00%
Taiwan Semiconductor Manufacturing	2.92%
Mastercard Class A	2.65%
SAP	2.31%
Howmet Aerospace	2.28%
Eli Lilly & Co.	2.14%
HDFC Bank	2.13%

Material Fund changes
From May 3, 2024 to July 25, 2024, the Fund introduced a revised fee waiver for Class Y of 0.91% (excluding certain items, such as distribution and service (12b-1) fees).
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.85% (excluding certain items, such as 12b-1 fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Global Growth Fund to Macquarie Global Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class A : WHIAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$101	1.00%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class A) returned 2.26% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class A) – including sales charge	-2.40%	5.50%	3.15%
Macquarie High Income Fund (Class A) – excluding sales charge	2.26%	6.75%	3.76%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class A increased from 0.89% to 1.00%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class C : WRHIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$176	1.75%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.63% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class C) returned 1.32% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class C) – including sales charge	0.36%	5.95%	3.17%
Macquarie High Income Fund (Class C) – excluding sales charge	1.32%	5.95%	3.17%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class C increased from 1.64% to 1.75%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class R : IYHIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$126	1.25%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class R) returned 1.83% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class R) – including sales charge	1.83%	6.39%	3.40%
Macquarie High Income Fund (Class R) – excluding sales charge	1.83%	6.39%	3.40%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class R increased from 1.14% to 1.25%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Institutional Class : IVHIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$76	0.75%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.63% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Institutional Class) returned 2.34% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Institutional Class) – including sales charge	2.34%	6.97%	3.99%
Macquarie High Income Fund (Institutional Class) – excluding sales charge	2.34%	6.97%	3.99%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Institutional Class increased from 0.64% to 0.75%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class R6 : IHIFX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$67	0.66%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.54% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class R6) returned 2.60% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class R6) – including sales charge	2.60%	7.11%	4.14%
Macquarie High Income Fund (Class R6) – excluding sales charge	2.60%	7.11%	4.14%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.54% (excluding certain items). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class R6 increased from 0.55% to 0.66%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Class Y : WHIYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie High Income Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$101	1.00%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if tax and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie High Income Fund (Class Y) returned 2.08% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.88%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 7.60%.
Top contributors to performance:
Overweight and security selection within the insurance sector
Security selection within the utility sector
Security selection within the banking sector
Top detractors from performance:
Security selection within the gaming sector
Security selection and overweight within the media sector
Underweight to the real estate sector

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie High Income Fund (Class Y) – including sales charge	2.08%	6.72%	3.74%
Macquarie High Income Fund (Class Y) – excluding sales charge	2.08%	6.72%	3.74%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
ICE BofA US High Yield Constrained Index	7.60%	7.20%	4.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the ICE BofA US High Yield Constrained Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$2,372,192,579
Total number of portfolio holdings	278
Total advisory fees paid	$12,528,034
Portfolio turnover rate	56%

Fund holdings (as of March 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.54%
Media	9.81%
Basic Industry	8.74%
Leisure	7.01%
Capital Goods	6.95%
Healthcare	6.78%
Telecommunications	6.76%
Financial Services	5.47%
Technology & Electronics	4.51%
Insurance	4.30%

Material Fund changes
Effective April 26, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.63% (excluding certain items, such as distribution and service (12b-1) fees). Due to tax expense, for the fiscal year ended March 31, 2025, the Fund's total annual operating expenses for Class Y increased from 0.89% to 1.00%.
On December 31, 2024, the Fund changed its name from Delaware Ivy High Income Fund to Macquarie High Income Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class A : IVIAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$107	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class A) returned 4.75% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class A) – including sales charge	-1.27%	10.80%	3.68%
Macquarie International Core Equity Fund (Class A) – excluding sales charge	4.75%	12.12%	4.29%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class C : IVIFX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$184	1.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.77% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class C) returned 3.95% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class C) – including sales charge	2.95%	11.31%	3.73%
Macquarie International Core Equity Fund (Class C) – excluding sales charge	3.95%	11.31%	3.73%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class R : IYITX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$133	1.30%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.27% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class R) returned 4.44% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class R) – including sales charge	4.44%	11.79%	4.00%
Macquarie International Core Equity Fund (Class R) – excluding sales charge	4.44%	11.79%	4.00%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Institutional Class : ICEIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$82	0.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Institutional Class) returned 5.00% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Institutional Class) – including sales charge	5.00%	12.49%	4.65%
Macquarie International Core Equity Fund (Institutional Class) – excluding sales charge	5.00%	12.49%	4.65%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class R6 : IINCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$70	0.68%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.65% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class R6) returned 5.14% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class R6) – including sales charge	5.14%	12.52%	4.73%
Macquarie International Core Equity Fund (Class R6) – excluding sales charge	5.14%	12.52%	4.73%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.65% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Class Y : IVVYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie International Core Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$107	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie International Core Equity Fund (Class Y) returned 4.75% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 6.09% and 6.65%, respectively.
Top contributors to performance:
Stocks within communication services contributed to performance due to holdings in Sea Ltd. (Singapore) and Deutsche Telekom AG (Germany).
Selection within industrials also added value due to holdings in Heidelberg Materials AG, a Germany-based cement company.
At the country level, Singapore, Japan, and Germany contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance due to the weak performance of ICON PLC (Ireland) and Sartorius AG (Germany) amid continued weakness in the life science industry.
Stock selection and an underweight to European financials, notably insurers, also detracted from performance as they benefitted from a favorable environment of lower rates and strong underwriting.
At the country level, China, Italy, and France detracted most.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie International Core Equity Fund (Class Y) – including sales charge	4.75%	12.14%	4.33%
Macquarie International Core Equity Fund (Class Y) – excluding sales charge	4.75%	12.14%	4.33%
MSCI ACWI ex USA Index (net)	6.09%	10.92%	4.98%
MSCI ACWI ex USA Index (gross)	6.65%	11.46%	5.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,441,389,635
Total number of portfolio holdings	61
Total advisory fees paid	$8,536,802
Portfolio turnover rate	84%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Japan	12.20%
Germany	11.93%
United Kingdom	10.87%
China	8.97%
India	7.20%
Netherlands	5.97%
Brazil	5.91%
United States	4.53%
France	4.42%
Singapore	4.31%

Sector allocation
Financials	19.47%
Industrials	17.55%
Information Technology	13.63%
Consumer Discretionary	13.46%
Healthcare	10.30%
Communication Services	9.97%
Consumer Staples	6.31%
Materials	4.17%
Energy	1.28%
Utilities	1.14%

Top 10 equity holdings
MercadoLibre	3.92%
Taiwan Semiconductor Manufacturing	3.73%
Sea ADR	2.46%
Heidelberg Materials	2.43%
ING Groep	2.33%
Makita	2.29%
SAP	2.28%
Midea Group Class A	2.28%
Renesas Electronics	2.24%
Nintendo	2.23%

Material Fund changes
Effective May 3, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.77% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy International Core Equity Fund to Macquarie International Core Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class A : WLGAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$92	0.90%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.89% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class A) returned 5.29% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class A) – including sales charge	-0.75%	16.51%	13.15%
Macquarie Large Cap Growth Fund (Class A) – excluding sales charge	5.29%	17.90%	13.82%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class C : WLGCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$169	1.65%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.64% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class C) returned 4.50% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class C) – including sales charge	3.50%	16.96%	13.11%
Macquarie Large Cap Growth Fund (Class C) – excluding sales charge	4.50%	16.96%	13.11%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class R : WLGRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$118	1.15%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.14% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class R) returned 5.06% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class R) – including sales charge	5.06%	17.52%	13.44%
Macquarie Large Cap Growth Fund (Class R) – excluding sales charge	5.06%	17.52%	13.44%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Institutional Class : IYGIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$67	0.65%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.64% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Institutional Class) returned 5.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Institutional Class) – including sales charge	5.57%	18.23%	14.14%
Macquarie Large Cap Growth Fund (Institutional Class) – excluding sales charge	5.57%	18.23%	14.14%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class R6 : ILGRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$59	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.56% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class R6) returned 5.65% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class R6) – including sales charge	5.65%	18.26%	14.23%
Macquarie Large Cap Growth Fund (Class R6) – excluding sales charge	5.65%	18.26%	14.23%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Class Y : WLGYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Large Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$92	0.90%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.89% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Large Cap Growth Fund (Class Y) returned 5.31% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 7.82%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 7.76%.
Top contributors to performance:
Stock selection and an overweight allocation in financials contributed to performance. Within the sector, non-bank financials performed particularly well, which is where this portfolio holds positions.
Financial sector holdings in Intercontinental Exchange Inc. and Visa Inc. contributed.
Stock selection in consumer staples and healthcare also contributed along with a zero weight in Advanced Micro Devices Inc., which declined sharply.
Top detractors from performance:
Consistent with the Fund philosophy, it was positioned with a lower risk profile than the Fund's benchmark. This posture detracted over the first three quarters of the fiscal year as a small subset of artificial intelligence stocks drove the market.
Stock selection in communication services, consumer discretionary, and real estate detracted most from relative performance.
At an individual stock level, the largest detractor was CoStar Group Inc., a real estate data company. It was down due to company specific issues. The Fund's zero weight in Tesla Inc. and relative underweight position in Apple Inc. also detracted.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Large Cap Growth Fund (Class Y) – including sales charge	5.31%	17.89%	13.85%
Macquarie Large Cap Growth Fund (Class Y) – excluding sales charge	5.31%	17.89%	13.85%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$7,706,122,610
Total number of portfolio holdings	39
Total advisory fees paid	$40,601,039
Portfolio turnover rate	18%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	40.49%
Financials	15.70%
Consumer Discretionary	12.00%
Healthcare	11.02%
Industrials	8.54%
Communication Services	5.95%
Real Estate	3.46%
Consumer Staples	2.69%

Top 10 equity holdings
Microsoft	12.35%
NVIDIA	8.69%
Amazon.com	7.56%
Apple	7.22%
Alphabet Class A	5.81%
Visa Class A	5.30%
UnitedHealth Group	3.88%
Intercontinental Exchange	3.72%
Waste Connections	2.88%
Coca-Cola	2.69%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Large Cap Growth Fund to Macquarie Large Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class A : WMGAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$98	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class A) returned -12.78% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class A) – including sales charge	-17.80%	9.19%	7.82%
Macquarie Mid Cap Growth Fund (Class A) – excluding sales charge	-12.78%	10.49%	8.46%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class C : WMGCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$168	1.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.79% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class C) returned -13.41% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class C) – including sales charge	-14.19%	9.64%	7.81%
Macquarie Mid Cap Growth Fund (Class C) – excluding sales charge	-13.41%	9.64%	7.81%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class R : WMGRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$122	1.30%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.29% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class R) returned -13.02% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class R) – including sales charge	-13.02%	10.13%	8.11%
Macquarie Mid Cap Growth Fund (Class R) – excluding sales charge	-13.02%	10.13%	8.11%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Institutional Class : IYMIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$75	0.80%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.79% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Institutional Class) returned -12.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Institutional Class) – including sales charge	-12.57%	10.82%	8.80%
Macquarie Mid Cap Growth Fund (Institutional Class) – excluding sales charge	-12.57%	10.82%	8.80%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class R6 : IGRFX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$65	0.69%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.68% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class R6) returned -12.49% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class R6) – including sales charge	-12.49%	10.86%	8.88%
Macquarie Mid Cap Growth Fund (Class R6) – excluding sales charge	-12.49%	10.86%	8.88%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.68% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Class Y : WMGYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$98	1.05%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.04% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Growth Fund (Class Y) returned -12.78% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Mid Cap Growth Index, the Fund's narrowly based securities market index (benchmark), returned 3.57%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with more reliable, durable earnings quality was a positive for the Fund’s performance.
Stock selection within consumer staples and financials provided strong relative performance in the period.
Overweight to the outperforming information technology sector added to relative performance in the period.
Top detractors from performance:
Underweight in larger capitalization companies within the benchmark index was a key detractor as the stocks for those issuers outperformed within the broader index in the period.
A lack of exposure to benchmark index holdings data analytic company Palantir Technologies Inc. and an underweight in mobile advertising company AppLovin Corp. hurt relative performance, as these two issuers accounted for over a third of the benchmark index’s entire return for the trailing twelve months.
Stock selection, particularly in the information technology, consumer discretionary, and healthcare sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Growth Fund (Class Y) – including sales charge	-12.78%	10.48%	8.48%
Macquarie Mid Cap Growth Fund (Class Y) – excluding sales charge	-12.78%	10.48%	8.48%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Mid Cap Growth Index	3.57%	14.86%	10.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Mid Cap Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$4,966,757,436
Total number of portfolio holdings	68
Total advisory fees paid	$38,712,004
Portfolio turnover rate	42%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	28.23%
Industrials	20.21%
Healthcare	18.09%
Consumer Discretionary	12.82%
Financials	10.85%
Real Estate	4.32%
Communication Services	2.59%
Materials	1.61%
Consumer Staples	1.27%

Top 10 equity holdings
CoStar Group	4.32%
IDEXX Laboratories	2.76%
Fastenal	2.59%
Insulet	2.56%
HEICO Class A	2.34%
Veeva Systems Class A	2.18%
Pool	2.07%
Corpay	2.06%
Howmet Aerospace	2.01%
AppLovin Class A	2.01%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Growth Fund to Macquarie Mid Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class A : IVOAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.08%
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class A) returned 0.76% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class A) – including sales charge	-5.04%	14.31%	7.82%
Macquarie Mid Cap Income Opportunities Fund (Class A) – excluding sales charge	0.76%	15.67%	8.46%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class C : IVOCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.83%
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class C) returned -0.02% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class C) – including sales charge	-0.93%	14.82%	7.82%
Macquarie Mid Cap Income Opportunities Fund (Class C) – excluding sales charge	-0.02%	14.82%	7.82%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class R : IVORX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.33%
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class R) returned 0.45% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class R) – including sales charge	0.45%	15.33%	8.10%
Macquarie Mid Cap Income Opportunities Fund (Class R) – excluding sales charge	0.45%	15.33%	8.10%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Institutional Class : IVOIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.83%
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Institutional Class) returned 0.94% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Institutional Class) – including sales charge	0.94%	16.05%	8.81%
Macquarie Mid Cap Income Opportunities Fund (Institutional Class) – excluding sales charge	0.94%	16.05%	8.81%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class R6 : IVOSX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.73%
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class R6) returned 1.06% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class R6) – including sales charge	1.06%	16.10%	8.86%
Macquarie Mid Cap Income Opportunities Fund (Class R6) – excluding sales charge	1.06%	16.10%	8.86%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.73% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Class Y : IVOYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$108	1.08%
Management's discussion of Fund performance
Performance highlights
Macquarie Mid Cap Income Opportunities Fund (Class Y) returned 0.70% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell Midcap Index, the Fund's narrowly based securities market index (benchmark), returned 2.59%.
Top contributors to performance:
Overweight relative to the Fund’s benchmark to companies with a dividend yield, more reliable, durable earnings quality, and strong management was positive for the Fund’s performance.
Stock selection within healthcare, consumer discretionary, and industrials provided strong relative performance in the period.
Underweight to the underperforming healthcare sector added to relative performance in the period.
Top detractors from performance:
Underweight to theme-oriented and larger capitalization names within the benchmark hurt relative performance for the period.
Overweight to the underperforming materials sector and no exposure to the strongest performing sector (utilities) was a drag on relative performance.
Stock selection, particularly in the information technology and real estate sectors, hurt performance as the strategy of owning companies which we believe have under-recognized earnings power did not recover as quickly as originally anticipated.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Mid Cap Income Opportunities Fund (Class Y) – including sales charge	0.70%	15.66%	8.45%
Macquarie Mid Cap Income Opportunities Fund (Class Y) – excluding sales charge	0.70%	15.66%	8.45%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Index	2.59%	16.28%	8.82%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$931,539,517
Total number of portfolio holdings	35
Total advisory fees paid	$7,157,917
Portfolio turnover rate	27%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	28.48%
Consumer Discretionary	19.75%
Materials	14.21%
Information Technology	11.16%
Healthcare	8.49%
Financials	8.45%
Real Estate	5.64%
Consumer Staples	2.82%

Top 10 equity holdings
Snap-on	2.90%
Paychex	2.88%
Broadridge Financial Solutions	2.87%
Tractor Supply	2.87%
Rollins	2.87%
Fastenal	2.87%
Darden Restaurants	2.86%
Garmin	2.86%
Quest Diagnostics	2.86%
AptarGroup	2.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added new principal risks related to the risks of investing in the industrials sector and general industry and sector risk information.
On December 31, 2024, the Fund changed its name from Delaware Ivy Mid Cap Income Opportunities Fund to Macquarie Mid Cap Income Opportunities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class A : WSGAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$110	1.14%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class A) returned -7.79% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class A) – including sales charge	-13.08%	7.92%	5.88%
Macquarie Small Cap Growth Fund (Class A) – excluding sales charge	-7.79%	9.20%	6.51%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class C : WRGCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$181	1.89%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.88% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class C) returned -8.53% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class C) – including sales charge	-9.35%	8.34%	5.90%
Macquarie Small Cap Growth Fund (Class C) – excluding sales charge	-8.53%	8.34%	5.90%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class R : WSGRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$133	1.39%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.38% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class R) returned -7.97% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class R) – including sales charge	-7.97%	8.88%	6.21%
Macquarie Small Cap Growth Fund (Class R) – excluding sales charge	-7.97%	8.88%	6.21%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Institutional Class : IYSIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$86	0.89%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.88% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Institutional Class) returned -7.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Institutional Class) – including sales charge	-7.57%	9.53%	6.86%
Macquarie Small Cap Growth Fund (Institutional Class) – excluding sales charge	-7.57%	9.53%	6.86%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class R6 : IRGFX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$74	0.77%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.76% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class R6) returned -7.44% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class R6) – including sales charge	-7.44%	9.59%	6.95%
Macquarie Small Cap Growth Fund (Class R6) – excluding sales charge	-7.44%	9.59%	6.95%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Class Y : WSCYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Small Cap Growth Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$110	1.14%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.13% if non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Macquarie Small Cap Growth Fund (Class Y) returned -7.77% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned -4.86%.
Top contributors to performance:
Stock selection in healthcare, including positive absolute performance from biotechnology holdings
Strong performance in the communication services sector from IMAX Corp.
Favorable weighting and overall stock selection in energy
Top detractors from performance:
Industrial sector underperformance from stock selection in federal-spending sensitive areas
Overweight underperforming information technology sector, including software-related holdings struggling with negative artificial intelligence pressure perceptions
Stock selection in the consumer staples sector
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Small Cap Growth Fund (Class Y) – including sales charge	-7.77%	9.20%	6.55%
Macquarie Small Cap Growth Fund (Class Y) – excluding sales charge	-7.77%	9.20%	6.55%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Growth Index	-4.86%	10.78%	6.14%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2000 Growth Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,040,570,674
Total number of portfolio holdings	79
Total advisory fees paid	$8,786,603
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	25.11%
Information Technology	25.08%
Industrials	21.26%
Consumer Discretionary	11.04%
Financials	8.61%
Consumer Staples	3.21%
Communication Services	2.72%
Materials	1.69%
Energy	1.11%

Top 10 equity holdings
OSI Systems	2.79%
Palomar Holdings	2.77%
IMAX	2.72%
CyberArk Software	2.54%
Tarsus Pharmaceuticals	2.46%
Universal Technical Institute	2.34%
Descartes Systems Group	2.25%
Construction Partners Class A	2.21%
Encompass Health	2.16%
CBIZ	2.10%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class Y shares of 0.88% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Ivy Small Cap Growth Fund to Macquarie Small Cap Growth Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class A : IYSAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.14%
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class A) returned 0.29% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class A) – including sales charge	-5.50%	12.78%	6.78%
Macquarie Smid Cap Core Fund (Class A) – excluding sales charge	0.29%	14.13%	7.41%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class C : IYSCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.89%
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class C) returned -0.49% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class C) – including sales charge	-1.49%	13.26%	6.82%
Macquarie Smid Cap Core Fund (Class C) – excluding sales charge	-0.49%	13.26%	6.82%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class R : IYSMX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$139	1.39%
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class R) returned 0.00% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class R) – including sales charge	0.00%	13.82%	7.15%
Macquarie Smid Cap Core Fund (Class R) – excluding sales charge	0.00%	13.82%	7.15%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Institutional Class : IVVIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.89%
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Institutional Class) returned 0.50% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Institutional Class) – including sales charge	0.50%	14.53%	7.83%
Macquarie Smid Cap Core Fund (Institutional Class) – excluding sales charge	0.50%	14.53%	7.83%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class R6 : ISPVX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.77%
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class R6) returned 0.62% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class R6) – including sales charge	0.62%	14.57%	7.91%
Macquarie Smid Cap Core Fund (Class R6) – excluding sales charge	0.62%	14.57%	7.91%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.77% (excluding certain items).
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Class Y : IYSYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Smid Cap Core Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$114	1.14%
Management's discussion of Fund performance
Performance highlights
Macquarie Smid Cap Core Fund (Class Y) returned 0.25% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 2500® Index, the Fund's narrowly based securities market index, returned -3.11%.
Top contributors to performance:
Stock selection was strongest within the healthcare sector. Insmed Inc., a commercial stage biotechnology company focused on developing innovative therapeutics for rare pulmonary diseases, contributed most.
In the consumer services sector, Brinker International Inc., operator of Chili’s and Maggiano’s restaurants, contributed most.
The Fund’s holdings in the technology sector outperformed. Within the sector, ExlService Holdings Inc. and Guidewire Software Inc. contributed most.
The Fund’s holdings in the finance sector outperformed relative to the Fund’s benchmark over the period.
Top detractors from performance:
The capital goods sector detracted most from performance. Lincoln Electric Holdings Inc. and Atkore Inc. detracted from relative performance.
The Fund’s holdings in the business services sector underperformed. WillScot Holdings Corp. detracted most.
Stock selection in transportation underperformed relative to the Fund’s benchmark.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Smid Cap Core Fund (Class Y) – including sales charge	0.25%	14.15%	7.49%
Macquarie Smid Cap Core Fund (Class Y) – excluding sales charge	0.25%	14.15%	7.49%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2500 Index	-3.11%	14.91%	7.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 2500 Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$323,481,870
Total number of portfolio holdings	120
Total advisory fees paid	$2,302,518
Portfolio turnover rate	16%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	16.94%
Technology	13.97%
Healthcare	13.60%
Capital Goods	11.12%
Basic Materials	6.88%
Real Estate Investment Trusts	6.77%
Energy	5.29%
Business Services	5.23%
Consumer Discretionary	4.05%
Consumer Staples	3.10%

Top 10 equity holdings
Expand Energy	2.63%
East West Bancorp	1.92%
Axis Capital Holdings	1.82%
Casey's General Stores	1.73%
Beacon Roofing Supply	1.70%
Webster Financial	1.65%
ExlService Holdings	1.56%
Dick's Sporting Goods	1.55%
Guidewire Software	1.49%
BJ's Wholesale Club Holdings	1.47%
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the industrials sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Smid Cap Core Fund to Macquarie Smid Cap Core Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class A : IPOAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class A) returned 4.26% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class A) – including sales charge	-1.73%	7.04%	3.42%
Macquarie Systematic Emerging Markets Equity Fund (Class A) – excluding sales charge	4.26%	8.31%	4.03%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class C : IPOCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.80%
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class C) returned 3.49% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class C) – including sales charge	2.49%	7.54%	3.44%
Macquarie Systematic Emerging Markets Equity Fund (Class C) – excluding sales charge	3.49%	7.54%	3.44%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class R : IYPCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$133	1.30%
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class R) returned 3.97% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class R) – including sales charge	3.97%	8.03%	3.75%
Macquarie Systematic Emerging Markets Equity Fund (Class R) – excluding sales charge	3.97%	8.03%	3.75%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Institutional Class : IPOIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.80%
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Institutional Class) returned 4.53% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Institutional Class) – including sales charge	4.53%	8.68%	4.41%
Macquarie Systematic Emerging Markets Equity Fund (Institutional Class) – excluding sales charge	4.53%	8.68%	4.41%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class R6 : IMEGX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.65%
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class R6) returned 4.65% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class R6) – including sales charge	4.65%	8.76%	4.49%
Macquarie Systematic Emerging Markets Equity Fund (Class R6) – excluding sales charge	4.65%	8.76%	4.49%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)
Class Y : IPOYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	1.05%
Management's discussion of Fund performance
Performance highlights
Macquarie Systematic Emerging Markets Equity Fund (Class Y) returned 4.26% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 8.09% and 8.65%, respectively.
Top contributors to performance:
Holdings in Chinese stocks Bank of China Ltd., Pop Mart International Group Ltd., and Tencent Holdings Ltd., which outperformed relative to the Fund’s broad-based index
An underweight allocation to the materials sector
An overweight allocation to the communication services sector, which outperformed relative to the Fund’s broad-based index
Overweight allocation to Taiwan and Brazil
Not holding any names in the Philippines
Top detractors from performance:
An overweight allocation to the information technology sector
Overweight allocations to China and India
An underweight holding in Samsung Electronics Co. Ltd.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Systematic Emerging Markets Equity Fund (Class Y) – including sales charge	4.26%	8.34%	4.08%
Macquarie Systematic Emerging Markets Equity Fund (Class Y) – excluding sales charge	4.26%	8.34%	4.08%
MSCI Emerging Markets Index (net)	8.09%	7.94%	3.71%
MSCI Emerging Markets Index (gross)	8.65%	8.38%	4.11%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$660,493,989
Total number of portfolio holdings	102
Total advisory fees paid	$3,692,757
Portfolio turnover rate	28%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	33.33%
Taiwan	20.52%
India	18.74%
South Korea	8.80%
Brazil	4.90%
Indonesia	3.25%
South Africa	2.33%
Türkiye	1.61%
Poland	1.14%
China/Hong Kong	1.02%

Sector allocation
Information Technology	26.51%
Financials	21.31%
Consumer Discretionary	15.20%
Communication Services	13.17%
Industrials	7.33%
Energy	7.05%
Consumer Staples	3.40%
Materials	1.85%
Healthcare	1.02%
Real Estate	0.76%
Utilities	0.26%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.82%
Tencent Holdings	6.76%
ICICI Bank	3.56%
Alibaba Group Holding	3.32%
Samsung Electronics	3.15%
Bank of China Class H	2.97%
NetEase	2.77%
Tata Consultancy Services	2.49%
MediaTek	2.30%
Infosys	2.26%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
Material Fund changes
During the fiscal year, the Fund added a new principal risk related to the risks of investing in the information technology sector and removed a principal risk related to investing in the consumer discretionary sector.
On December 31, 2024, the Fund changed its name from Delaware Ivy Systematic Emerging Markets Equity Fund to Macquarie Systematic Emerging Markets Equity Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4450187)

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class A : WASAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.11%
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class A) returned 6.41% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class A) – including sales charge	0.30%	11.79%	4.98%
Macquarie Asset Strategy Fund (Class A) – excluding sales charge	6.41%	13.11%	5.61%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class A shares increased from 1.05% to 1.11%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class C : WASCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.86%
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class C) returned 5.65% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class C) – including sales charge	4.67%	12.20%	4.96%
Macquarie Asset Strategy Fund (Class C) – excluding sales charge	5.65%	12.20%	4.96%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class C shares increased from 1.80% to 1.86%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class R : IASRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$140	1.36%
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class R) returned 6.16% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class R) – including sales charge	6.16%	12.78%	5.29%
Macquarie Asset Strategy Fund (Class R) – excluding sales charge	6.16%	12.78%	5.29%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R shares increased from 1.30% to 1.36%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Institutional Class : IVAEX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.86%
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Institutional Class) returned 6.69% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Institutional Class) – including sales charge	6.69%	13.40%	5.89%
Macquarie Asset Strategy Fund (Institutional Class) – excluding sales charge	6.69%	13.40%	5.89%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Institutional Class shares increased from 0.80% to 0.86%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class R6 : IASTX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.76%
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class R6) returned 6.80% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class R6) – including sales charge	6.80%	13.53%	6.01%
Macquarie Asset Strategy Fund (Class R6) – excluding sales charge	6.80%	13.53%	6.01%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Class Y : WASYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Asset Strategy Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$115	1.11%
Management's discussion of Fund performance
Performance highlights
Macquarie Asset Strategy Fund (Class Y) returned 6.42% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal year despite facing volatility toward the end of the reporting period.
International equities drove outperformance relative to US equities during the fiscal year due to more attractive valuations and reduced exposure to US tariff risks.
Relative to the Fund’s broad-based securities market index (benchmark):
Exposure to commodities like gold
Exposure to international equities like emerging markets
Security selection within the communication sector
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the Fund’s benchmark.
Exposure to cash underperformed relative to the Fund’s benchmark.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Asset Strategy Fund (Class Y) – including sales charge	6.42%	13.13%	5.64%
Macquarie Asset Strategy Fund (Class Y) – excluding sales charge	6.42%	13.13%	5.64%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,716,838,123
Total number of portfolio holdings	443
Total advisory fees paid	$12,252,211
Portfolio turnover rate	67%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	59.11%
Corporate Bonds	16.46%
Agency Mortgage-Backed Securities	6.32%
Bullion	5.98%
Exchange-Traded Funds	4.27%
US Treasury Obligations	2.34%
Non-Agency Commercial Mortgage-Backed Securities	1.57%
Short-Term Investments	1.28%
Loan Agreements	1.04%
Non-Agency Collateralized Mortgage Obligations	0.59%
Top 10 equity holdings
Microsoft	2.96%
Apple	2.07%
Amazon.com	1.86%
NVIDIA	1.79%
Taiwan Semiconductor Manufacturing	1.74%
Mastercard Class A	1.57%
SAP	1.37%
Howmet Aerospace	1.36%
Intercontinental Exchange	1.27%
HDFC Bank	1.27%
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class Y shares increased from 1.05% to 1.11%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Asset Strategy Fund to Macquarie Asset Strategy Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class A : IBNAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.05%
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class A) returned 6.48% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class A) – including sales charge	0.37%	10.78%	6.16%
Macquarie Balanced Fund (Class A) – excluding sales charge	6.48%	12.10%	6.79%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class C : IBNCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.80%
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class C) returned 5.66% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class C) – including sales charge	4.66%	11.24%	6.16%
Macquarie Balanced Fund (Class C) – excluding sales charge	5.66%	11.24%	6.16%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class R : IYBFX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.30%
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class R) returned 6.23% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class R) – including sales charge	6.23%	11.76%	6.44%
Macquarie Balanced Fund (Class R) – excluding sales charge	6.23%	11.76%	6.44%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Institutional Class : IYBIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.80%
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Institutional Class) returned 6.76% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Institutional Class) – including sales charge	6.76%	12.37%	7.05%
Macquarie Balanced Fund (Institutional Class) – excluding sales charge	6.76%	12.37%	7.05%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class R6 : IBARX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.71%
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class R6) returned 6.86% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class R6) – including sales charge	6.86%	12.49%	7.19%
Macquarie Balanced Fund (Class R6) – excluding sales charge	6.86%	12.49%	7.19%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%
Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares decreased from 0.76% to 0.71%.
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Class Y : IBNYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Balanced Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$108	1.05%
Management's discussion of Fund performance
Performance highlights
Macquarie Balanced Fund (Class Y) returned 6.51% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 8.25% and 4.88%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the reporting period.
Allocation and security selection effects drove outperformance relative to the Fund’s benchmarks:
Allocation and security selection effects within equities relative to the S&P 500 Index
Security selection within financial and healthcare stocks relative to the S&P 500 Index
Security selection within fixed income relative to the Bloomberg US Aggregate Index
Top detractors from performance:
The Fund’s allocation to fixed income underperformed the Bloomberg US Aggregate Index.
Exposure to cash underperformed relative to the Fund’s benchmarks.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Balanced Fund (Class Y) – including sales charge	6.51%	12.12%	6.80%
Macquarie Balanced Fund (Class Y) – excluding sales charge	6.51%	12.12%	6.80%
S&P 500 Index	8.25%	18.59%	12.50%
Bloomberg US Aggregate Index	4.88%	-0.40%	1.46%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
Fund statistics (as of March 31, 2025)
Fund net assets	$1,470,642,105
Total number of portfolio holdings	407
Total advisory fees paid	$10,064,649
Portfolio turnover rate	76%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	53.90%
Corporate Bonds	11.35%
Agency Mortgage-Backed Securities	10.05%
Exchange-Traded Funds	8.13%
US Treasury Obligations	6.75%
Short-Term Investments	3.75%
Non-Agency Commercial Mortgage-Backed Securities	3.11%
Non-Agency Asset-Backed Securities	1.20%
Non-Agency Collateralized Mortgage Obligations	0.86%
Agency Collateralized Mortgage Obligations	0.56%
Top 10 equity holdings
Microsoft	3.32%
Apple	2.49%
Amazon.com	2.23%
NVIDIA	2.16%
Fiserv	1.78%
Howmet Aerospace	1.60%
Costco Wholesale	1.60%
Taiwan Semiconductor Manufacturing ADR	1.58%
AT&T	1.44%
Meta Platforms Class A	1.43%
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Balanced Fund to Macquarie Balanced Fund.
During the fiscal year, the Fund added a new principal investment strategy by adding a new tactical / completion sleeve that primarily holds derivatives and exchange-traded funds (ETFs) and a corresponding new principal risk related to the risks of investing in ETFs.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class A : IEYAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.24%
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class A) returned -5.52% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class A) – including sales charge	-10.91%	22.35%	-4.40%
Macquarie Climate Solutions Fund (Class A) – excluding sales charge	-5.52%	23.83%	-3.83%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class C : IEYCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.99%
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class C) returned -6.29% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class C) – including sales charge	-7.22%	22.92%	-4.38%
Macquarie Climate Solutions Fund (Class C) – excluding sales charge	-6.29%	22.92%	-4.38%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class R : IYEFX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.49%
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class R) returned -5.72% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class R) – including sales charge	-5.72%	23.45%	-4.11%
Macquarie Climate Solutions Fund (Class R) – excluding sales charge	-5.72%	23.45%	-4.11%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Institutional Class : IVEIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.99%
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Institutional Class) returned -5.32% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Institutional Class) – including sales charge	-5.32%	24.22%	-3.50%
Macquarie Climate Solutions Fund (Institutional Class) – excluding sales charge	-5.32%	24.22%	-3.50%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class R6 : IENRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.82%
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class R6) returned -5.17% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class R6) – including sales charge	-5.17%	24.27%	-3.43%
Macquarie Climate Solutions Fund (Class R6) – excluding sales charge	-5.17%	24.27%	-3.43%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective July 31, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.82% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.88% to 0.82%.
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Class Y : IEYYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Climate Solutions Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$121	1.24%
Management's discussion of Fund performance
Performance highlights
Macquarie Climate Solutions Fund (Class Y) returned -5.63% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 7.15% and 7.63%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 6.30% and 6.78%, respectively.
Top contributors to performance:
Consistent with its philosophy, the Fund was positioned with an overweight to the utilities sector, which contributed the most to performance. As one of the Fund’s four representative sectors that typically has the largest exposure, utilities is an area in which we believe meaningful opportunities to help close the emissions gap can be found. We see utilities’ defensiveness as a boon to portfolio diversification and downside protection, relative to climate-focused funds in the market.
Ameren Corp. was the strongest-performing stock, with Xcel Energy Inc., and CMS Energy Corp. rounding out the top three. All are US utility companies contributing toward coal phaseout.
Security selection within materials, another of the Fund’s representative sectors, was a key contributor, despite the sector at large down for the year. Holcim AG, which sells cement, aggregates, ready-mix concrete, and asphalt products, and Anglo American PLC, which mines precious base metals and ferrous metals, were the top materials contributors.
Top detractors from performance:
Overweight exposures and stock selection within the Fund's remaining two representative sectors, energy and industrials, were key detractors from performance. While energy stocks within the Fund’s broad-based securities market index were, on average, roughly flat for the year, stock selection within traditional energy stocks in the Fund posed a challenge, as did the unfavorable environment for renewables. That is, the Trump administration has repealed major climate-focused legislation like provisions within the Inflation Reduction Act, reducing financial incentives for renewable-energy expansion, and has relaxed environmental regulations, further boosting fossil fuel industries at the expense of renewables.
At the stock level, the primary challenge followed the theme of exposure to renewable energy products, with Neste the largest individual detractor. Net Power Inc. and Sunrun Inc. were also key detractors. We maintain conviction in other renewable names at large, as we believe they can help meet the world’s growing energy needs, including the potential growth spurred artificial intelligence data centers.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Climate Solutions Fund (Class Y) – including sales charge	-5.63%	23.82%	-3.79%
Macquarie Climate Solutions Fund (Class Y) – excluding sales charge	-5.63%	23.82%	-3.79%
MSCI ACWI Index (net)	7.15%	15.18%	8.84%
MSCI ACWI Index (gross)	7.63%	15.71%	9.39%
MSCI ACWI Investable Market Index (net)	6.30%	15.02%	8.55%
MSCI ACWI Investable Market Index (gross)	6.78%	15.55%	9.09%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index. Although the MSCI ACWI Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the MSCI ACWI Investable Market Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$98,527,511
Total number of portfolio holdings	29
Total advisory fees paid	$743,214
Portfolio turnover rate	20%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.97%
Materials	23.78%
Industrials	17.12%
Energy	11.97%
Real Estate	4.18%
Consumer Discretionary	3.57%
Information Technology	3.01%

Top 10 equity holdings
Waste Management	4.24%
CMS Energy	4.23%
Xcel Energy	4.19%
Weyerhaeuser	4.18%
Ameren	4.17%
Anglo American	4.12%
Cummins	4.04%
Holcim	3.88%
Nutrien	3.87%
CF Industries Holdings	3.85%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Climate Solutions Fund to Macquarie Climate Solutions Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class A : IGNAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.39%
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class A) returned -1.80% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class A) – including sales charge	-7.47%	15.27%	0.09%
Macquarie Natural Resources Fund (Class A) – excluding sales charge	-1.80%	16.64%	0.68%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class A shares increased from 1.20% to 1.39%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class A shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class C : IGNCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.14%
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class C) returned -2.52% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class C) – including sales charge	-3.44%	15.84%	0.16%
Macquarie Natural Resources Fund (Class C) – excluding sales charge	-2.52%	15.84%	0.16%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class C shares from 1.95% to 2.14%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class C shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class R : IGNRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$162	1.64%
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class R) returned -2.00% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class R) – including sales charge	-2.00%	16.51%	0.60%
Macquarie Natural Resources Fund (Class R) – excluding sales charge	-2.00%	16.51%	0.60%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R shares increased from 1.45% to 1.64%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class R shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Institutional Class : IGNIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	1.14%
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Institutional Class) returned -1.57% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Institutional Class) – including sales charge	-1.57%	17.15%	1.16%
Macquarie Natural Resources Fund (Institutional Class) – excluding sales charge	-1.57%	17.15%	1.16%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Institutional Class shares increased from 0.95% to 1.14%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Institutional Class shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class R6 : INRSX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.98%
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class R6) returned -1.41% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class R6) – including sales charge	-1.41%	17.27%	1.31%
Macquarie Natural Resources Fund (Class R6) – excluding sales charge	-1.41%	17.27%	1.31%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares increased from 0.92% to 0.98%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class R6 shares of 0.92% (excluding certain items) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Class Y : IGNYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Natural Resources Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$138	1.39%
Management's discussion of Fund performance
Performance highlights
Macquarie Natural Resources Fund (Class Y) returned -1.79% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned -4.45%.
Top contributors to performance:
Hudbay Minerals Inc. benefited from strong copper prices, and the company improved operations and cost performance at its mines. Copper saw several periods of strength as electric vehicles and renewables continued their strong buildout globally.
Anglo American PLC rose as BHP offered to take over the company in the spring of 2024. Key among Anglo’s attractions were its copper mines, which have shown significant growth and reserve life.
Newmont Corp. was also a top performer, with gold strengthening on the back of an increasing US deficit, a flight to safe havens, and increased central bank buying. Additionally, Newmont embarked on a program to rationalize its asset base and made significant progress over the past year.
Expand Energy Corp.’s shares rallied, helped by strength in natural gas and increased demand for power from artificial intelligence and data centers.
Top detractors from performance:
Glencore PLC saw coal prices weaken from elevated levels. With strong copper and increased volatility in many of its business lines, Glencore should have seen its opportunities on the trading side increase though the market failed to reward the company for the strength of this franchise.
Schlumberger NV was a detractor as crude oil prices drifted lower for most of the fiscal year. The company also saw expectations of slower international crude exploration weigh on its outlook.
Chord Energy Corp. saw weakness in crude oil weigh on its shares despite disciplined capital expenditures and robust free cash flow.
Despite a strong year for gold and ultimately for Kinross Gold Corp., the holding hurt the Fund’s performance, as we sold down our position on a pullback.
Sunrun detracted from performance as solar shares continued to be pressured by higher interest rates.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Natural Resources Fund (Class Y) – including sales charge	-1.79%	16.86%	0.92%
Macquarie Natural Resources Fund (Class Y) – excluding sales charge	-1.79%	16.86%	0.92%
S&P 500 Index	8.25%	18.59%	12.50%
S&P Global Natural Resources Index	-4.45%	15.42%	5.63%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P Global Natural Resources Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$166,627,567
Total number of portfolio holdings	44
Total advisory fees paid	$1,475,399
Portfolio turnover rate	47%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	16.94%
Gold	15.04%
Diversified Metals & Mining	9.43%
Integrated Oil & Gas	9.01%
Fertilizers & Agricultural Chemicals	7.43%
Construction Materials	6.13%
Oil & Gas Refining & Marketing	4.74%
Forest Products	4.09%
Steel	3.95%
Paper Packaging	3.35%

Top 10 equity holdings
Shell	7.29%
Wheaton Precious Metals	4.97%
Newmont	3.92%
CF Industries Holdings	3.91%
Valero Energy	3.75%
Expand Energy	3.67%
Nutrien	3.52%
CRH	3.51%
Endeavour Mining	3.48%
Hudbay Minerals	3.43%

Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class Y shares increased from 1.20% to 1.39%. In addition, effective July 31, 2024, the Fund terminated the fee waiver for Class Y shares of 1.08% (excluding certain items, such as distribution and service (12b-1) fees) that had previously been in place.
On December 31, 2024, the Fund changed its name from Delaware Ivy Natural Resources Fund to Macquarie Natural Resources Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class A : IRSAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.20%
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class A) returned 8.89% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class A) – including sales charge	2.64%	8.23%	4.00%
Macquarie Real Estate Securities Fund (Class A) – excluding sales charge	8.89%	9.52%	4.62%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of July 31, 2022.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class C : IRSCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.95%
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class C) returned 8.07% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class C) – including sales charge	7.14%	8.60%	3.95%
Macquarie Real Estate Securities Fund (Class C) – excluding sales charge	8.07%	8.60%	3.95%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of July 31, 2022.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class R : IRSRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$151	1.45%
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class R) returned 8.67% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class R) – including sales charge	8.67%	9.25%	4.38%
Macquarie Real Estate Securities Fund (Class R) – excluding sales charge	8.67%	9.25%	4.38%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of July 31, 2022.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Institutional Class : IREIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Institutional Class) returned 9.22% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Institutional Class) – including sales charge	9.22%	9.85%	4.98%
Macquarie Real Estate Securities Fund (Institutional Class) – excluding sales charge	9.22%	9.85%	4.98%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of July 31, 2022.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class R6 : IRSEX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.80%
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class R6) returned 9.36% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class R6) – including sales charge	9.36%	9.97%	5.12%
Macquarie Real Estate Securities Fund (Class R6) – excluding sales charge	9.36%	9.97%	5.12%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of July 31, 2022.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund changes
For the fiscal year ended March 31, 2025, the Fund’s total annual operating expenses for Class R6 shares decreased from 0.85% to 0.80%.
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Class Y : IRSYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Real Estate Securities Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$125	1.20%
Management's discussion of Fund performance
Performance highlights
Macquarie Real Estate Securities Fund (Class Y) returned 8.93% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 9.94%.
Top contributors to performance:
Strong stock selection and sector allocation within healthcare, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the period and increased its investments.
The Fund’s performance also benefited from strong stock selection in towers, net lease, hotels, and data centers.
Top detractors from performance:
Poor stock selection and sector allocation in an off-benchmark asset management business resulted in negative alpha over the reporting period. We have high conviction in what we believe is a deep value, underappreciated investment that is exposed to key secular investment themes.
Poor stock selection and sector allocation in multifamily investments also detracted from performance. A large privatization midyear drove stock valuations higher, predominantly in Sunbelt markets that are exposed to high levels of supply and weak fundamentals.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Real Estate Securities Fund (Class Y) – including sales charge	8.93%	9.58%	4.73%
Macquarie Real Estate Securities Fund (Class Y) – excluding sales charge	8.93%	9.58%	4.73%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE Nareit Equity REITs Index	9.94%	11.34%	5.33%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Fund changed its investment strategy as of July 31, 2022.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the FTSE Nareit Equity REITs Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$95,857,817
Total number of portfolio holdings	36
Total advisory fees paid	$594,368
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	19.75%
REIT Retail	15.58%
REIT Data Center	14.62%
REIT Industrial	11.56%
REIT Multifamily	10.65%
REIT Specialty	4.94%
REIT Self-Storage	4.92%
REIT Single Family	4.64%
REIT Diversified	2.51%
REIT Hotel	2.29%

Top 10 equity holdings
Welltower	12.34%
Equinix	11.64%
VICI Properties	4.94%
Agree Realty	4.42%
AvalonBay Communities	4.30%
Ventas	4.07%
Prologis	4.07%
First Industrial Realty Trust	3.98%
Public Storage	3.93%
Simon Property Group	3.86%

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Real Estate Securities Fund to Macquarie Real Estate Securities Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class A : WSTAX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.18%
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class A) returned 3.05% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class A) – including sales charge	-2.88%	14.95%	11.53%
Macquarie Science and Technology Fund (Class A) – excluding sales charge	3.05%	16.32%	12.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class C : WSTCX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.93%
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class C) returned 2.27% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class C) – including sales charge	1.54%	15.39%	11.51%
Macquarie Science and Technology Fund (Class C) – excluding sales charge	2.27%	15.39%	11.51%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class R : WSTRX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.43%
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class R) returned 2.80% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class R) – including sales charge	2.80%	15.93%	11.82%
Macquarie Science and Technology Fund (Class R) – excluding sales charge	2.80%	15.93%	11.82%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Institutional Class : ISTIX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.93%
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Institutional Class) returned 3.32% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Institutional Class) – including sales charge	3.32%	16.57%	12.46%
Macquarie Science and Technology Fund (Institutional Class) – excluding sales charge	3.32%	16.57%	12.46%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class R6 : ISTNX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.85%
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class R6) returned 3.40% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class R6) – including sales charge	3.40%	16.70%	12.61%
Macquarie Science and Technology Fund (Class R6) – excluding sales charge	3.40%	16.70%	12.61%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)

Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Class Y : WSTYX
Annual shareholder report | March 31, 2025
This annual shareholder report contains important information about Macquarie Science and Technology Fund (Fund) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$120	1.18%
Management's discussion of Fund performance
Performance highlights
Macquarie Science and Technology Fund (Class Y) returned 3.06% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 8.25%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index, returned 4.53%.
Top contributors to performance:
Investment in Netflix Inc. added value relative to the Fund's narrowly based securities market index (benchmark) as the company is revolutionizing advertisement and content recommendations, leading to strong monetization. SAP SE, a leading provider of enterprise application software, also added value as the company continues to transition its customers to the cloud, which should drive higher returns.
At the sector level, selection within communication services contributed the most from exposures to the above-mentioned online platforms. Similarly, an overweight to consumer discretionary relative to the benchmark contributed.
Top detractors from performance:
At the sector level, stock selection within technology was the biggest drag on performance relative to the benchmark.
While the Fund had no exposure to Intel Corp., which contributed to performance, investment in semiconductor equipment manufacturer ASML Holding NV detracted amid concerns around artificial intelligence capital expenditures. Similarly, underweights to Apple Inc. and Palantir Technologies Inc. relative to the benchmark detracted as these stocks rallied during the reporting period.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Science and Technology Fund (Class Y) – including sales charge	3.06%	16.31%	12.20%
Macquarie Science and Technology Fund (Class Y) – excluding sales charge	3.06%	16.31%	12.20%
S&P 500 Index	8.25%	18.59%	12.50%
S&P North American Technology Sector Index	4.53%	21.42%	19.07%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the S&P 500 Index. Although the S&P 500 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the S&P North American Technology Sector Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of March 31, 2025)
Fund net assets	$5,050,576,846
Total number of portfolio holdings	39
Total advisory fees paid	$46,307,140
Portfolio turnover rate	45%

Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	61.27%
Communication Services	14.00%
Consumer Discretionary	12.66%
Industrials	5.37%
Healthcare	5.18%
Financials	0.89%

Top 10 equity holdings
Meta Platforms Class A	8.13%
Microsoft	6.34%
Seagate Technology Holdings	5.91%
Amazon.com	5.11%
SAP ADR	5.00%
NVIDIA	4.85%
Broadcom	4.57%
Taiwan Semiconductor Manufacturing ADR	4.46%
Apple	2.85%
CDW	2.58%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Ivy Science and Technology Fund to Macquarie Science and Technology Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4443761)
TSAR-WCEAX-0525

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $592,700 for 2025 and $757,705 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $102,291 for 2025 and $144,658 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $24,428,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Equity funds
Macquarie Core Equity Fund
(formerly, Delaware Ivy Core Equity Fund)
Macquarie Large Cap Growth Fund
(formerly, Delaware Ivy Large Cap Growth Fund)
Macquarie Mid Cap Growth Fund
(formerly, Delaware Ivy Mid Cap Growth Fund)
Macquarie Mid Cap Income Opportunities Fund
(formerly, Delaware Ivy Mid Cap Income Opportunities Fund)
Macquarie Small Cap Growth Fund
(formerly, Delaware Ivy Small Cap Growth Fund)
Macquarie Smid Cap Core Fund
(formerly, Delaware Ivy Smid Cap Core Fund)
Fixed income funds
Macquarie Global Bond Fund
(formerly, Delaware Ivy Global Bond Fund)
Macquarie High Income Fund
(formerly, Delaware Ivy High Income Fund)
Global / international equity funds
Macquarie Global Growth Fund
(formerly, Delaware Ivy Global Growth Fund)
Macquarie International Core Equity Fund
(formerly, Delaware Ivy International Core Equity Fund)
Macquarie Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Systematic Emerging Markets Equity Fund)

Financial statements and other information
For the year ended March 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie Core Equity Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 95.46%♦
Communication Services — 9.94%
Alphabet Class A	894,285	$ 138,292,233
AT&T	3,227,480	91,273,134
Live Nation Entertainment †	266,241	34,765,750
Meta Platforms Class A	157,561	90,811,858
		355,142,975
Consumer Discretionary — 8.38%
Amazon.com †	746,923	142,109,570
AutoZone †	23,236	88,593,756
Home Depot	186,703	68,424,783
		299,128,109
Consumer Staples — 3.93%
Costco Wholesale	107,118	101,310,062
Procter & Gamble	228,095	38,871,950
		140,182,012
Energy — 0.59%
ConocoPhillips	200,998	21,108,810
		21,108,810
Financials — 24.35%
Allstate	340,459	70,498,845
Ally Financial	1,245,300	45,416,091
American Express	235,323	63,313,653
Aon Class A	135,100	53,917,059
Blackstone	353,785	49,452,067
Capital One Financial	493,579	88,498,715
CME Group	327,863	86,978,775
Fiserv †	511,272	112,904,196
JPMorgan Chase & Co.	236,300	57,964,390
KKR & Co.	438,820	50,731,980
Mastercard Class A	115,393	63,249,211
Morgan Stanley	436,756	50,956,323
Progressive	267,111	75,595,084
		869,476,389
Healthcare — 7.60%
Abbott Laboratories	649,909	86,210,429
Danaher	152,662	31,295,710
HCA Healthcare	123,858	42,799,132
UnitedHealth Group	126,711	66,364,886
Vertex Pharmaceuticals †	92,604	44,896,271
		271,566,428
Industrials — 10.01%
Airbus ADR	1,668,531	73,565,532
BAE Systems ADR	551,645	45,361,768
Cummins	97,248	30,481,413
Eaton	213,771	58,109,371
Howmet Aerospace	782,852	101,559,390
Lockheed Martin	108,383	48,415,770
		357,493,244
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 25.18%
Apple	707,865	$ 157,238,052
Applied Materials	387,065	56,170,873
Broadcom	194,110	32,499,837
Microsoft	564,554	211,927,926
NVIDIA	1,266,852	137,301,420
Salesforce	217,629	58,402,918
SAP ADR	149,219	40,056,348
Seagate Technology Holdings	402,068	34,155,677
Taiwan Semiconductor Manufacturing ADR	602,546	100,022,636
TE Connectivity	252,730	35,715,804
Zebra Technologies Class A †	126,118	35,635,902
		899,127,393
Materials — 4.13%
Crown Holdings	414,628	37,009,695
Linde	136,901	63,746,582
Sherwin-Williams	133,426	46,591,025
		147,347,302
Utilities — 1.35%
NextEra Energy	680,323	48,228,097
		48,228,097
Total Common Stocks (cost $1,819,319,029)		3,408,800,759

Short-Term Investments — 4.84%
Money Market Mutual Funds — 4.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	43,202,246	43,202,246
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	43,202,245	43,202,245
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	43,202,245	43,202,245
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	43,202,246	43,202,246
Total Short-Term Investments (cost $172,808,982)		172,808,982
Total Value of Securities—100.30% (cost $1,992,128,011)		$3,581,609,741
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Schedules of investments
Macquarie Core Equity Fund
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Bond Fund
March 31, 2025
		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities—12.09%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		477,824	$ 456,448
Fannie Mae S.F. 30 yr
2.00% 9/1/51		3,053,812	2,434,341
2.50% 2/1/52		2,330,348	1,939,228
3.00% 5/1/51		2,384,923	2,071,921
3.50% 7/1/47		2,882,525	2,693,555
3.50% 6/1/52		2,038,137	1,841,115
4.00% 5/1/51		2,594,170	2,443,386
4.00% 9/1/52		1,525,871	1,423,959
4.50% 1/1/50		72,254	71,003
4.50% 4/1/50		807,932	786,501
4.50% 10/1/52		289,998	277,888
5.00% 9/1/52		943,307	927,729
5.00% 2/1/53		903,922	888,053
5.50% 10/1/52		2,120,004	2,123,628
5.50% 3/1/53		381,568	382,366
5.50% 7/1/53		1,460,462	1,460,430
6.00% 9/1/53		4,111,081	4,176,283

Freddie Mac S.F. 15 yr 5.00% 6/1/38		1,891,542	1,901,794
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,383,901	1,395,106
Freddie Mac S.F. 30 yr
2.50% 2/1/52		128,069	107,882
3.00% 12/1/46		1,359,612	1,200,765
4.00% 8/1/52		1,158,378	1,082,958
4.50% 9/1/52		1,394,083	1,335,863
4.50% 10/1/52		2,416,292	2,315,383
5.00% 6/1/53		2,546,365	2,519,214
5.50% 2/1/54		2,309,750	2,328,007
5.50% 11/1/54		14,207,877	14,192,917
6.00% 12/1/52		819,962	835,269
6.00% 3/1/53		1,281,535	1,303,361
6.00% 9/1/53		421,748	428,931

GNMA II S.F. 30 yr 3.00% 12/20/51		1,373,547	1,217,245
Total Agency Mortgage-Backed Securities (cost $58,552,741)			58,562,529

Corporate Bonds — 37.27%Δ
Australia — 7.62%
Ampol
6.613% 12/11/54 ■, •	AUD	2,000,000	1,267,746
7.515% 12/2/81 ■, •	AUD	2,090,000	1,346,512
7.71% 12/9/80 ■, •	AUD	7,150,000	4,549,659
APA Infrastructure 2.00% 7/15/30 ■	EUR	1,000,000	1,004,411
Charter Hall LWR Pty 2.086% 3/3/28 ■	AUD	3,850,000	2,211,222
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Australia (continued)
Commonwealth Bank of Australia 6.86% 11/9/32 μ	AUD	6,400,000	$ 4,184,755
CPIF Finance Pty 2.485% 10/28/30 ■	AUD	3,600,000	1,936,853
FMG Resources August 2006
144A 5.875% 4/15/30 #		255,000	252,038
144A 6.125% 4/15/32 #		255,000	251,734
National Australia Bank
5.74% 2/9/34 μ	AUD	4,949,000	3,153,766
6.322% 8/3/32 μ	AUD	7,992,000	5,158,197
NSW Electricity Networks Finance Pty 2.543% 9/23/30	AUD	3,500,000	1,906,146
QIC Finance Town Centre Fund Pty 5.80% 5/21/31 ■	AUD	4,000,000	2,561,710
WestConnex Finance 3.15% 3/31/31 ■	AUD	3,200,000	1,770,455
Westpac Banking 5.754% 4/3/34 μ	AUD	3,900,000	2,485,678
Woolworths Group 2.75% 11/15/31 ■	AUD	3,000,000	1,592,974
Worley Financial Services Pty 5.95% 10/13/28 ■	AUD	2,000,000	1,277,468
			36,911,324
Brazil — 0.09%
LD Celulose International 144A 7.95% 1/26/32 #		400,000	412,680
			412,680
Canada — 0.20%
Bank of Montreal 7.70% 5/26/84 μ		275,000	280,125
Bombardier
144A 7.00% 6/1/32 #		250,000	249,231
144A 7.25% 7/1/31 #		250,000	251,163
Enbridge 5.75% 7/15/80 μ		220,000	213,090
			993,609
Chile — 0.24%
AES Andes 144A 8.15% 6/10/55 #, μ		400,000	413,944
ATP Tower Holdings 144A 7.875% 2/3/30 #		300,000	301,102

Schedules of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Chile (continued)
Engie Energia Chile 144A 6.375% 4/17/34 #		420,000	$ 433,168
			1,148,214
France — 1.57%
BPCE
2.25% 3/2/32 μ, ■	EUR	500,000	529,567
3.50% 1/25/28 ■	EUR	1,500,000	1,655,406
Credit Agricole 1.625% 6/5/30 μ, ■	EUR	2,900,000	3,127,470
Edenred 3.625% 6/13/31 ■	EUR	1,100,000	1,195,526
Kering 3.625% 9/5/31 ■	EUR	1,000,000	1,082,575
			7,590,544
Germany — 1.32%
Deutsche Bank
4.00% 6/24/32 μ, ■	EUR	1,700,000	1,850,075
6.72% 1/18/29 μ		950,000	994,672
6.819% 11/20/29 μ		740,000	784,935
7.146% 7/13/27 μ		360,000	370,150
7.375% 10/30/31 μ, ψ, ■	EUR	1,000,000	1,094,823
Volkswagen International Finance 3.875% 3/29/26 ■	EUR	1,200,000	1,313,572
			6,408,227
Hong Kong — 0.13%
AIA Group 144A 5.375% 4/5/34 #		600,000	609,071
			609,071
India — 0.07%
Biocon Biologics Global 144A 6.67% 10/9/29 #		350,000	329,091
			329,091
Ireland — 0.62%
AerCap Ireland Capital DAC
3.00% 10/29/28		1,595,000	1,499,243
4.95% 9/10/34		585,000	563,735
5.10% 1/19/29		555,000	560,087
Avolon Holdings Funding 144A 4.95% 1/15/28 #		380,000	378,517
			3,001,582
Italy — 0.45%
Aeroporti di Roma 1.75% 7/30/31 ■	EUR	1,000,000	973,534
Autostrade per l'Italia 2.00% 1/15/30 ■	EUR	1,200,000	1,215,852
			2,189,386
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Jamaica — 0.08%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #		400,000	$ 403,370
			403,370
Kuwait — 0.15%
NBK SPC 144A 5.50% 6/6/30 #, μ		700,000	716,853
			716,853
Mexico — 0.52%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #		210,000	212,747
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.875% 9/13/34 #, μ		1,700,000	1,637,578
Cemex 144A 9.125% 3/14/28 #, μ, ψ		660,000	670,663
			2,520,988
Netherlands — 1.42%
ING Groep
2.125% 5/26/31 μ, ■	EUR	4,600,000	4,926,161
4.875% 11/14/27 μ, ■	EUR	800,000	893,496
Koninklijke Philips
2.625% 5/5/33 ■	EUR	200,000	200,821
3.75% 5/31/32 ■	EUR	800,000	873,415
			6,893,893
Nigeria — 0.04%
IHS Holding 144A 8.25% 11/29/31 #		215,000	214,151
			214,151
Peru — 0.08%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		375,000	372,554
			372,554
Spain — 0.85%
Banco Santander
3.50% 1/9/28 μ, ■	EUR	1,000,000	1,095,987
4.625% 10/18/27 μ, ■	EUR	1,000,000	1,110,430
6.444% 7/17/34 μ, ■	AUD	3,000,000	1,927,262
			4,133,679

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Switzerland — 1.78%
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,400,000	$ 1,279,879
Sika Capital 3.75% 11/3/26 ■	EUR	900,000	988,211
UBS Group
0.65% 1/14/28 μ, ■	EUR	3,660,000	3,804,524
4.375% 1/11/31 μ, ■	EUR	800,000	903,184
144A 4.751% 5/12/28 #, μ		800,000	800,550
144A 5.699% 2/8/35 #, μ		205,000	210,290
144A 6.85% 9/10/29 #, μ, ψ		305,000	303,992
144A 7.00% 2/10/30 #, μ, ψ		315,000	311,009
			8,601,639
Türkiye — 0.22%
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		700,000	718,109
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		350,000	353,567
			1,071,676
Ukraine — 0.05%
MHP Lux 6.95% 4/3/26 ■		275,000	261,309
			261,309
United Arab Emirates — 0.03%
Galaxy Pipeline Assets Bidco 2.16% 3/31/34 ■		154,858	136,623
			136,623
United Kingdom — 1.14%
Babcock International Group 1.375% 9/13/27 ■	EUR	1,400,000	1,460,477
Barclays 4.973% 5/31/36 μ, ■	EUR	1,200,000	1,337,713
Gatwick Funding 3.625% 10/16/33 ■	EUR	1,100,000	1,171,672
Lloyds Banking Group 5.721% 6/5/30 μ		335,000	345,250
National Grid 0.25% 9/1/28 ■	EUR	1,200,000	1,186,801
			5,501,913
United States — 18.60%
200 Park Funding Trust 144A 5.74% 2/15/55 #		425,000	422,074
AbbVie 4.95% 3/15/31		1,085,000	1,102,608
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Accenture Capital
4.25% 10/4/31		390,000	$ 383,028
4.50% 10/4/34		440,000	425,323
AEP Texas 5.40% 6/1/33		180,000	181,187
Air Lease
4.625% 10/1/28		788,000	785,128
5.10% 3/1/29		570,000	576,557
Amcor Flexibles North America 144A 5.50% 3/17/35 #		360,000	361,442
Amentum Holdings 144A 7.25% 8/1/32 #		495,000	487,458
American Tower 5.20% 2/15/29		365,000	370,912
Amphenol 2.20% 9/15/31		530,000	454,985
Aon North America 5.30% 3/1/31		1,490,000	1,525,115
Apollo Debt Solutions 6.70% 7/29/31		1,010,000	1,042,654
Appalachian Power 4.50% 8/1/32		770,000	738,008
AT&T 6.30% 1/15/38		115,000	125,147
Athene Global Funding 4.76% 4/21/27 ■	AUD	4,000,000	2,466,883
Athene Holding 6.625% 10/15/54 μ		505,000	501,334
Aviation Capital Group
144A 3.50% 11/1/27 #		1,205,000	1,164,399
144A 5.375% 7/15/29 #		505,000	509,232
Bank of America
1.662% 4/25/28 μ, ■	EUR	1,200,000	1,267,720
3.648% 3/31/29 μ, ■	EUR	1,500,000	1,653,106
5.162% 1/24/31 μ		655,000	664,187
5.518% 10/25/35 μ		815,000	799,988
5.819% 9/15/29 μ		300,000	310,953
6.204% 11/10/28 μ		1,155,000	1,200,622
Bank of New York Mellon
4.942% 2/11/31 μ		530,000	534,822
6.30% 3/20/30 μ, ψ		455,000	467,477
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #		340,000	337,289
144A 6.00% 11/22/34 #		540,000	519,842
Blackstone Reg Finance 5.00% 12/6/34		720,000	710,121
Blue Owl Credit Income
144A 5.80% 3/15/30 #		1,165,000	1,142,927
144A 6.60% 9/15/29 #		415,000	421,897

Schedules of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
BP Capital Markets America 5.227% 11/17/34		695,000	$ 698,844
Broadcom 5.05% 7/12/29		750,000	760,607
Bunge Limited Finance 4.20% 9/17/29		650,000	639,111
Caesars Entertainment 144A 6.50% 2/15/32 #		495,000	493,759
Carrier Global 4.50% 11/29/32	EUR	1,300,000	1,488,499
CDW 3.276% 12/1/28		2,160,000	2,039,216
Celanese US Holdings
6.50% 4/15/30		27,000	26,827
6.75% 4/15/33		228,000	221,548
Charter Communications Operating 3.85% 4/1/61		1,660,000	1,008,964
Citibank 5.438% 4/30/26		345,000	348,756
Citigroup
5.612% 3/4/56 μ		420,000	410,542
6.02% 1/24/36 μ		430,000	434,271
6.75% 2/15/30 μ, ψ		545,000	540,273
7.00% 8/15/34 μ, ψ		315,000	327,368
Cleveland-Cliffs 144A 7.00% 3/15/32 #		495,000	475,605
ConocoPhillips
5.00% 1/15/35		550,000	544,694
5.50% 1/15/55		520,000	502,935
Constellation Energy Generation 5.60% 3/1/28		1,830,000	1,880,056
CRH SMW Finance DAC 4.00% 7/11/27 ■	EUR	600,000	667,883
Diamondback Energy 5.20% 4/18/27		250,000	253,130
Eli Lilly & Co.
5.10% 2/12/35		530,000	540,664
5.50% 2/12/55		370,000	374,900
Energy Transfer
5.95% 5/15/54		380,000	363,146
6.50% 11/15/26 μ, ψ		725,000	725,958
Entegris 144A 4.75% 4/15/29 #		1,795,000	1,732,048
Ford Motor Credit
2.90% 2/10/29		695,000	622,094
5.80% 3/8/29		370,000	366,561
6.798% 11/7/28		200,000	205,784
6.80% 5/12/28		475,000	488,023
Foundry JV Holdco 144A 6.10% 1/25/36 #		550,000	563,741
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Freeport-McMoRan 5.45% 3/15/43		330,000	$ 309,710
General Motors Financial
5.75% 2/8/31		955,000	963,429
5.90% 1/7/35		220,000	218,016
5.95% 4/4/34		220,000	219,044
Goldman Sachs Group
5.016% 10/23/35 μ		775,000	753,856
5.561% 11/19/45 μ		610,000	594,737
Hilcorp Energy I
144A 6.00% 2/1/31 #		260,000	243,229
144A 6.25% 4/15/32 #		250,000	233,881
Home Depot 4.875% 6/25/27		200,000	202,851
HPS Corporate Lending Fund 144A 5.95% 4/14/32 #		107,000	105,594
JBS USA Holding Lux 3.625% 1/15/32		2,865,000	2,583,250
Jefferies Financial Group
2.625% 10/15/31		1,250,000	1,057,452
5.875% 7/21/28		135,000	138,653
JPMorgan Chase & Co.
1.638% 5/18/28 μ, ■	EUR	1,100,000	1,160,033
3.54% 5/1/28 μ		2,132,000	2,089,633
5.012% 1/23/30 μ		445,000	450,040
5.14% 1/24/31 μ		385,000	391,087
5.571% 4/22/28 μ		500,000	510,048
6.254% 10/23/34 μ		213,000	228,838
Leidos 5.50% 3/15/35		570,000	568,534
Mars
144A 4.80% 3/1/30 #		715,000	719,265
144A 5.20% 3/1/35 #		625,000	628,366
144A 5.65% 5/1/45 #		425,000	426,178
144A 5.70% 5/1/55 #		500,000	499,935
Medtronic 3.65% 10/15/29	EUR	600,000	666,334
Meta Platforms
4.30% 8/15/29		320,000	320,013
4.55% 8/15/31		135,000	135,375
4.75% 8/15/34		285,000	283,083
Midcontinent Communications 144A 8.00% 8/15/32 #		515,000	521,367
Morgan Stanley
0.406% 10/29/27 μ	EUR	2,000,000	2,085,990
2.95% 5/7/32 μ	EUR	2,300,000	2,406,583
6.138% 10/16/26 μ		1,320,000	1,330,435
6.296% 10/18/28 μ		3,151,000	3,277,443
6.407% 11/1/29 μ		378,000	399,036
6.627% 11/1/34 μ		410,000	447,350

	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
NextEra Energy Capital Holdings
6.375% 8/15/55 μ	190,000	$ 190,680
6.50% 8/15/55 μ	235,000	240,155
Nucor 5.10% 6/1/35	640,000	631,335
ONEOK
5.05% 11/1/34	285,000	275,265
5.70% 11/1/54	345,000	323,138
Oracle
5.25% 2/3/32	260,000	263,473
6.00% 8/3/55	300,000	299,826
PepsiCo 5.00% 2/7/35	205,000	206,933
PNC Financial Services Group 5.575% 1/29/36 μ	350,000	356,387
Quikrete Holdings 144A 6.375% 3/1/32 #	180,000	181,290
Resideo Funding 144A 6.50% 7/15/32 #	190,000	189,783
Roper Technologies 4.90% 10/15/34	440,000	430,246
Sirius XM Radio 144A 4.125% 7/1/30 #	570,000	506,836
Sprint Capital 6.875% 11/15/28	2,060,000	2,199,898
State Street 4.993% 3/18/27	565,000	572,523
Synopsys
5.15% 4/1/35	440,000	442,485
5.70% 4/1/55	335,000	332,863
Sysco 5.10% 9/23/30	325,000	330,010
Targa Resources Partners 5.00% 1/15/28	2,030,000	2,030,823
T-Mobile USA
5.125% 5/15/32	200,000	201,337
5.75% 1/15/34	1,335,000	1,391,281
5.875% 11/15/55	210,000	211,560
TransDigm
144A 6.625% 3/1/32 #	250,000	253,499
144A 6.875% 12/15/30 #	250,000	255,711
Union Pacific
5.10% 2/20/35	495,000	499,462
5.60% 12/1/54	730,000	733,838
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
US Bancorp
4.653% 2/1/29 μ		1,167,000	$ 1,167,888
5.046% 2/12/31 μ		525,000	529,432
5.384% 1/23/30 μ		170,000	173,477
5.424% 2/12/36 μ		280,000	281,821
5.678% 1/23/35 μ		385,000	393,722
5.727% 10/21/26 μ		817,000	821,856
6.787% 10/26/27 μ		250,000	258,376
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #		560,000	482,418
VICI Properties 5.625% 4/1/35		260,000	258,727
Vistra Operations
144A 5.00% 7/31/27 #		290,000	285,765
144A 5.125% 5/13/25 #		808,000	808,826
144A 5.625% 2/15/27 #		68,000	67,800
Wells Fargo & Co. 5.244% 1/24/31 μ		395,000	401,707
			90,051,352
Total Corporate Bonds (cost $180,571,118)			180,473,728

Government Agency Obligations — 0.92%Δ
France — 0.23%
Electricite de France
4.125% 6/17/31 ■	EUR	700,000	783,205
4.25% 1/25/32 ■	EUR	300,000	336,008
			1,119,213
Georgia — 0.19%
Georgian Railway JSC 4.00% 6/17/28 ■		1,045,000	924,705
			924,705
Kazakhstan — 0.11%
Development Bank of Kazakhstan JSC 144A 13.489% 5/23/28 #	KZT	270,000,000	507,674
			507,674
Oman — 0.17%
Mazoon Assets 144A 5.25% 10/9/31 #		850,000	840,480
			840,480
Peru — 0.09%
Consorcio Transmantaro 144A 4.70% 4/16/34 #		435,000	419,395
			419,395

Schedules of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Government Agency ObligationsΔ (continued)
Serbia — 0.05%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #		215,000	$ 214,836
			214,836
South Korea — 0.08%
Korea Development Bank 4.875% 2/3/30		400,000	407,528
			407,528
Total Government Agency Obligations (cost $4,485,474)			4,433,831

Non-Agency Collateralized Mortgage Obligations — 2.87%
Harvey Trust Series 2023-1 A 5.389% (BBSW1M + 1.30%) 12/16/54 ■, •	AUD	11,878,029	7,491,679
Progress Trust Series 2023-1 A 5.539% (BBSW1M + 1.45%) 5/16/54 ■, •	AUD	5,780,609	3,658,645
Trustee For Lion Series Trust Series 2022-1 A1 5.338% (BBSW1M + 1.25%) 5/22/53 •	AUD	4,368,383	2,758,108
Total Non-Agency Collateralized Mortgage Obligations (cost $13,931,320)			13,908,432

Sovereign Bonds — 25.41%Δ
Albania — 0.24%
Albania Government International Bonds
144A 3.50% 11/23/31 #	EUR	896,000	917,796
144A 4.75% 2/14/35 #	EUR	250,000	261,354
			1,179,150
Armenia — 0.08%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	373,703
			373,703
Austria — 0.23%
Republic of Austria Government Bond 144A 3.15% 6/20/44 #	EUR	1,060,000	1,093,101
			1,093,101
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Belgium — 2.76%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/42 #	EUR	12,820,000	$ 13,377,149
			13,377,149
Benin — 0.11%
Benin Government International Bond 144A 7.96% 2/13/38 #		570,000	533,593
			533,593
Bermuda — 0.16%
Bermuda Government International Bond 3.375% 8/20/50 ■		1,149,000	784,767
			784,767
Brazil — 0.26%
Brazilian Government International Bond 4.75% 1/14/50		1,806,000	1,277,312
			1,277,312
Chile — 0.27%
Chile Government International Bond 4.34% 3/7/42		1,519,000	1,307,236
			1,307,236
Colombia — 0.39%
Colombia Government International Bond 8.75% 11/14/53		1,904,000	1,895,699
			1,895,699
Dominican Republic — 0.36%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		1,910,000	1,738,482
			1,738,482
Egypt — 0.14%
Egypt Government International Bond 5.875% 2/16/31 ■		823,000	677,905
			677,905
Finland — 1.29%
Finland Government Bond 144A 3.00% 9/15/33 #	EUR	5,790,000	6,265,028
			6,265,028

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France — 0.32%
French Republic Government Bond 144A 1.25% 5/25/38 #	EUR	1,900,000	$ 1,543,339
			1,543,339
Guatemala — 0.13%
Guatemala Government Bond 144A 6.55% 2/6/37 #		648,000	645,414
			645,414
Honduras — 0.09%
Honduras Government International Bond 144A 8.625% 11/27/34 #		450,000	446,737
			446,737
Indonesia — 0.27%
Indonesia Government International Bond 1.40% 10/30/31	EUR	110,000	102,010
Indonesia Treasury Bond 6.625% 2/15/34	IDR	17,062,000,000	999,428
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		204,000	199,251
			1,300,689
Ireland — 0.43%
Ireland Government Bond 0.55% 4/22/41 ■	EUR	2,930,000	2,098,190
			2,098,190
Ivory Coast — 0.58%
Ivory Coast Government International Bonds
5.875% 10/17/31 ■	EUR	350,000	355,785
144A 6.125% 6/15/33 #		2,732,000	2,435,988
			2,791,773
Japan — 3.95%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,713,250,000	7,197,462
1.20% 6/20/53	JPY	203,000,000	1,008,703
2.50% 9/20/37	JPY	1,508,250,000	10,906,502
			19,112,667
Mexico — 0.05%
Mexican Udibonos 4.50% 11/22/35	MXN	4,548,233	214,974
			214,974
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Montenegro — 0.06%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	250,000	$ 265,073
			265,073
Netherlands — 2.37%
Netherlands Government Bonds
144A 2.00% 1/15/54 #	EUR	2,480,000	2,087,611
144A 2.50% 7/15/33 #	EUR	2,936,000	3,108,569
144A 2.50% 7/15/35 #	EUR	6,033,000	6,265,055
			11,461,235
New Zealand — 1.17%
New Zealand Government Bond 4.50% 5/15/35	NZD	10,000,000	5,637,466
			5,637,466
Nigeria — 0.15%
Nigeria Government International Bond 7.375% 9/28/33 ■		849,000	718,426
			718,426
Paraguay — 0.36%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		1,887,000	1,564,889
5.40% 3/30/50 ■		200,000	172,210
			1,737,099
Poland — 0.17%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #		800,000	816,217
			816,217
Republic of North Macedonia — 0.27%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,326,000	1,323,580
			1,323,580
Serbia — 0.35%
Serbia International Bond 1.00% 9/23/28 ■	EUR	1,764,000	1,714,794
			1,714,794

Schedules of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
South Africa — 0.20%
Republic of South Africa Government International Bonds
5.65% 9/27/47		931,000	$ 689,091
144A 7.95% 11/19/54 #		300,000	282,630
			971,721
Spain — 5.40%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	3,210,000	2,243,010
144A 3.15% 4/30/35 #	EUR	10,430,000	11,083,244
144A 3.25% 4/30/34 #	EUR	11,860,000	12,819,627
			26,145,881
United Kingdom — 2.56%
United Kingdom Gilt
4.50% 12/7/42 ■	GBP	3,000	3,595
0.50% 10/22/61 ■	GBP	13,060,000	4,652,176
4.25% 7/31/34 ■	GBP	2,500,000	3,139,534
4.375% 7/31/54 ■	GBP	1,850,000	2,068,313
4.50% 3/7/35 ■	GBP	2,003,000	2,550,705
			12,414,323
Uruguay — 0.24%
Uruguay Government International Bonds
3.40% 5/16/45	UYU	32,978,763	796,201
8.25% 5/21/31	UYU	16,300,000	364,599
			1,160,800
Total Sovereign Bonds (cost $125,004,436)			123,023,523

Supranational Banks — 1.07%
Africa Finance 144A 5.55% 10/8/29 #		350,000	348,989
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #		500,000	505,445
Corp Andina de Fomento 5.00% 1/24/29		300,000	306,209
European Union 1.00% 7/6/32 ■	EUR	3,690,000	3,490,876
International Bank for Reconstruction & Development 13.50% 7/3/25	KZT	278,000,000	548,616
Total Supranational Banks (cost $5,329,444)			5,200,135

	Principal amount°	Value (US $)

US Treasury Obligations — 16.03%
US Treasury Bonds
4.25% 2/15/54	5,260,000	$ 4,957,550
4.50% 11/15/54	4,150,000	4,090,343
US Treasury Notes
3.50% 1/31/30	3,000	2,941
3.875% 10/15/27	9,405,000	9,401,510
4.00% 2/28/30	4,875,000	4,886,807
4.00% 3/31/30	28,520,000	28,579,045
4.125% 2/28/27	7,720,000	7,749,855
4.125% 3/31/29	4,335,000	4,367,428
4.50% 12/31/31	270,000	276,824
4.625% 2/15/35	12,855,000	13,281,826
Total US Treasury Obligations (cost $76,947,440)		77,594,129
	Number of shares
Common Stock — 0.00%Δ
United States — 0.00%
MNSN Holdings =, †	1,112	4,726
Total Common Stock (cost $8,340)		4,726

Preferred Stock — 0.13%Δ
United States — 0.13%
SVB Financial Trust 11/7/32 †	1,268	621,320
Total Preferred Stock (cost $642,495)		621,320
	Number of contracts
Options Purchased — 0.01%
Futures Put Options — 0.01%
US Treasury 10 yr Notes, strike price $109, expiration date 5/23/25, notional amount $1,831,200,000	168	47,250
Total Options Purchased (cost $205,132)		47,250

	Number of shares	Value (US $)
Short-Term Investments — 2.79%
Money Market Mutual Funds — 2.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	3,381,575	$ 3,381,575
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	3,381,575	3,381,575
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	3,381,575	3,381,575
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	3,381,575	3,381,575
Total Short-Term Investments (cost $13,526,300)		13,526,300
Total Value of Securities Before Options Written—98.59% (cost $479,204,240)		477,395,903
	Number of contracts
Options Written — (0.00%)
Futures Put Options — (0.00%)
US Treasury 10 yr Notes, strike price $107.50, expiration date 5/23/25, notional amount $(1,806,000,000)	(168)	(18,375)
Total Options Written (premium received $101,994)		$(18,375)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $99,802,933, which represents 20.61% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

Schedules of investments
Macquarie Global Bond Fund
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	2,405,000	USD	(1,521,396)	5/16/25	$—	$(18,632)
CITI	EUR	(900,000)	USD	936,944	5/16/25	—	(36,226)
CITI	EUR	12,760,000	USD	(13,471,325)	5/16/25	326,063	—
CITI	GBP	(325,000)	USD	412,598	5/16/25	—	(7,193)
JPMCB	AUD	(85,711,214)	USD	53,898,340	5/16/25	321,712	—
JPMCB	EUR	(4,868,165)	USD	5,074,269	4/4/25	—	(190,778)
JPMCB	EUR	4,868,165	USD	(5,256,120)	4/4/25	8,925	—
JPMCB	EUR	(246,400)	USD	266,329	5/8/25	—	(660)
JPMCB	EUR	(4,868,165)	USD	5,280,928	6/27/25	—	(9,472)
TD	AUD	(3,200,000)	USD	2,017,731	5/16/25	18,211	—
TD	CAD	(3,980,000)	USD	2,773,776	5/16/25	8,063	—
TD	EUR	(130,631,659)	USD	135,417,794	5/16/25	—	(6,195,646)
TD	EUR	9,000,000	USD	(9,826,337)	5/16/25	—	(69,736)
TD	GBP	(11,781,000)	USD	14,596,877	5/16/25	—	(621,230)
TD	JPY	(3,127,695,000)	USD	20,842,188	5/16/25	—	(10,502)
TD	NOK	7,500,000	USD	(669,460)	5/16/25	43,429	—
TD	NZD	(10,100,000)	USD	5,773,657	5/16/25	39,382	—
TD	SEK	(5,790,000)	USD	533,701	5/16/25	—	(42,315)
Total Forward Foreign Currency Exchange Contracts						$765,785	$(7,202,390)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(39)	Australian 3 yr Treasury Bonds	$(2,595,403)	$(2,590,418)	6/16/25	$—	$(4,985)	$(150)
316	Australian 10 yr Treasury Bonds	22,244,937	22,218,754	6/16/25	26,183	—	29
119	Canadian Treasury 10 yr Bonds	10,266,391	10,113,032	6/19/25	153,359	—	15
(2)	E-mini Japanese Treasury 10 yr Bonds	(184,465)	(184,088)	6/12/25	—	(377)	33
417	Euro-Bobl	53,111,758	53,470,652	6/6/25	—	(358,894)	(27,777)
(67)	Euro-BTP	(8,513,983)	(8,670,330)	6/6/25	156,347	—	1,639
(544)	Euro-Bund	(75,781,310)	(76,834,542)	6/6/25	1,053,232	—	6,918
55	Euro-Buxl	7,092,571	7,310,665	6/6/25	—	(218,094)	(2,990)
118	Euro-OAT	15,654,434	15,958,351	6/6/25	—	(303,917)	(665)
372	Euro-Schatz	43,021,964	43,026,759	6/6/25	—	(4,795)	355
4	Japanese Treasury 10 yr Bonds	3,690,913	3,682,121	6/13/25	8,792	—	(506)
(170)	Long 10 yr Gilt	(20,134,895)	(20,048,121)	6/26/25	—	(86,774)	(851)
(19)	Short Euro-BTP	(2,208,350)	(2,209,749)	6/6/25	1,399	—	260
(37)	US Treasury 2 yr Notes	(7,665,359)	(7,617,235)	6/30/25	—	(48,124)	—
413	US Treasury 5 yr Notes	44,668,531	44,547,959	6/30/25	120,572	—	—
(220)	US Treasury 10 yr Notes	(24,468,125)	(24,184,521)	6/18/25	—	(283,604)	—

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(208)	US Treasury 10 yr Ultra Notes	$(23,738,000)	$(23,482,770)	6/18/25	$—	$(255,230)	$—
58	US Treasury Long Bonds	6,802,312	6,662,447	6/18/25	139,865	—	—
24	US Treasury Ultra Bonds	2,934,000	2,935,556	6/18/25	—	(1,556)	—
Total Futures Contracts			$44,104,522		$1,659,749	$(1,566,350)	$(23,690)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[4] 12/20/29-Quarterly	11,400,000	5.000%	$627,534	$790,611	$—	$(163,077)	$(10,980)
			627,534	790,611	—	(163,077)	(10,980)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28 - Quarterly	1,494,000	1.000%	21,754	58,910	—	(37,156)	—
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28 - Quarterly	2,272,000	1.000%	37,689	84,765	—	(47,076)	—
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,225,000	1.000%	66,235	62,987	3,248	—	—
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,251,000	1.000%	67,009	85,892	—	(18,883)	—
			192,687	292,554	3,248	(103,115)	—
Total CDS Contracts			$820,221	$1,083,165	$3,248	$(266,192)	$(10,980)

Schedules of investments
Macquarie Global Bond Fund
IRS Contracts[5]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[6] 7/9/26- (At Maturity/At Maturity)	GBP 40,490,000	(4.335)%/ 4.653%	$147,029	$—	$147,029	$—	$(2,333)
2 yr IRS[7] 2/24/27- (Semi Annually/At Maturity)	NZD 66,000,000	3.575%/ (2.830)%	(164,516)	(2,579)	—	(161,937)	(34,176)
2 yr IRS[8] 7/30/27- (Semi Annually/At Maturity)	CAD 75,000,000	(3.301)%/ 2.942%	1,167,069	—	1,167,069	—	26,346
2 yr IRS[9] 9/11/27- (Annually/At Maturity)	24,000,000	(4.068)%/ 4.987%	235,006	—	235,006	—	7,246
3 yr IRS[6] 3/27/28- (Annually/At Maturity)	GBP 26,710,000	(4.094)%/ 4.456%	90,657	—	90,657	—	3,931
3 yr IRS[10] 9/16/28- (Semi Annually/At Maturity)	NOK 609,000,000	(3.086)%/ 4.570%	(944,641)	(10,451)	—	(934,190)	46,113
3 yr IRS[11] 9/16/28- (Annually/At Maturity)	SEK 552,000,000	1.875%/ (2.327)%	785,751	1,920	783,831	—	(16,414)
4 yr IRS[9] 4/23/29- (Annually/At Maturity)	10,650,000	(4.397)%/ 4.987%	240,339	—	240,339	—	7,436
5 yr IRS[12] 10/11/29- (Annually/At Maturity)	EUR 3,000,000	(2.090)%/ 2.778%	(17,158)	—	—	(17,158)	(2,544)
5 yr IRS[6] 11/6/29- (Annually/At Maturity)	GBP 37,400,000	(4.128)%/ 4.653%	158,854	(124,365)	283,219	—	20,507
8 yr IRS[12] 8/15/33- (Annually/At Maturity)	EUR 1,730,000	(2.274)%/ 2.778%	(22,938)	738	—	(23,676)	(785)
10 yr IRS[6] 11/6/34- (Annually/At Maturity)	GBP 9,350,000	4.105%/ (4.653)%	67,642	—	67,642	—	(8,871)
12 yr IRS[6] 9/7/37- (Annually/At Maturity)	GBP 4,340,000	(4.000)%/ 4.580%	(146,443)	(13,860)	—	(132,583)	4,484
29 yr IRS[9] 4/23/54- (Annually/At Maturity)	5,330,000	3.932%/ (4.987)%	(58,872)	(185,419)	126,547	—	(45,880)

IRS Contracts[5]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
30 yr IRS[6] 10/16/54- (Annually/At Maturity)	GBP 1,590,000	3.839%/ (4.703)%	$206,279	$—	$206,279	$—	$(1,987)
Total IRS Contracts			$1,744,058	$(334,016)	$3,347,618	$(1,269,544)	$3,073
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 10 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
[5]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[6]	Rates reset based on SONIA.
[7]	Rates reset based on NZBBR.
[8]	Rates reset based on CORRA.
[9]	Rates reset based on SOFR.
[10]	Rates reset based on NIBOR.
[11]	Rates reset based on STIBOR.
[12]	Rates reset based on ESTR.
Summary of abbreviations:
BBSW1M – Bank Bill Swap Rate 1 Month
BTP – Buoni del Tesoro Poliennali
CDS – Credit Default Swap
CITI – Citigroup
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
ESTR – Euro Short-Term Rate
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
NIBOR – Norwegian Interbank Offered Rate
NZBBR – New Zealand Bank Bill Rate
OAT – Obligations Assimilables du Trésor
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
STIBOR – Stockholm Interbank Offered Rate

Schedules of investments
Macquarie Global Bond Fund
Summary of abbreviations: (continued)
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – US Dollar
UYU – Uruguayan Peso
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Growth Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 98.97%Δ
Canada — 0.85%
Canadian Natural Resources	236,957	$ 7,298,276
		7,298,276
China — 1.49%
Midea Group Class A	1,183,500	12,811,444
		12,811,444
Denmark — 0.89%
Genmab †	39,370	7,646,156
		7,646,156
Finland — 0.89%
Amer Sports †	284,913	7,615,725
		7,615,725
France — 3.75%
Airbus	85,788	15,099,890
LVMH Moet Hennessy Louis Vuitton	27,576	17,046,910
		32,146,800
Germany — 7.11%
Deutsche Telekom	398,660	14,751,252
Fresenius & Co. †	328,576	13,987,737
SAP	75,053	19,834,235
Siemens	54,266	12,433,831
		61,007,055
India — 3.98%
HDFC Bank	856,902	18,265,907
NTPC	3,832,273	15,932,854
		34,198,761
Italy — 1.54%
Ferrari	31,158	13,213,667
		13,213,667
Japan — 2.90%
Hoya	131,400	14,700,260
Renesas Electronics	771,300	10,220,406
		24,920,666
Netherlands — 1.18%
Adyen 144A #, †	6,638	10,091,803
		10,091,803
Singapore — 1.88%
Sea ADR †	123,895	16,167,059
		16,167,059
South Korea — 1.98%
KB Financial Group	177,151	9,504,196
SK Hynix	57,900	7,498,493
		17,002,689
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 1.70%
Banco Bilbao Vizcaya Argentaria	1,075,431	$ 14,588,123
		14,588,123
Sweden — 1.20%
Epiroc Class A	514,291	10,289,095
		10,289,095
Taiwan — 2.92%
Taiwan Semiconductor Manufacturing	914,000	25,050,523
		25,050,523
United Kingdom — 4.45%
AstraZeneca	73,006	10,613,141
BAE Systems	791,887	15,952,438
Diageo	446,403	11,616,434
		38,182,013
United States — 60.26%
Allstate	67,732	14,025,265
Alphabet Class A	87,717	13,564,557
Amazon.com †	140,971	26,821,142
Aon Class A	30,783	12,285,187
Apple	134,281	29,827,838
BJ's Wholesale Club Holdings †	141,506	16,145,835
Blue Owl Capital	644,146	12,908,686
Broadcom	49,333	8,259,824
Carrier Global	210,783	13,363,642
Casey's General Stores	38,440	16,684,498
CDW	54,222	8,689,618
Coca-Cola	198,788	14,237,197
ConocoPhillips	75,555	7,934,786
CSX	367,009	10,801,075
Danaher	33,204	6,806,820
Eli Lilly & Co.	22,199	18,334,376
Hilton Worldwide Holdings	37,947	8,634,840
Home Depot	44,643	16,361,213
Howmet Aerospace	150,881	19,573,792
Ingersoll Rand	136,411	10,916,972
Intercontinental Exchange	105,874	18,263,265
KLA	23,744	16,141,171
Mastercard Class A	41,460	22,725,055
Meta Platforms Class A	26,235	15,120,805
Microsoft	113,794	42,717,130
Morgan Stanley	112,506	13,126,075
Netflix †	15,928	14,853,338
NVIDIA	237,349	25,723,885
Procter & Gamble	76,489	13,035,255
Salesforce	67,421	18,093,099
Sherwin-Williams	42,337	14,783,657
Thermo Fisher Scientific	14,711	7,320,194

Schedules of investments
Macquarie Global Growth Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UnitedHealth Group	17,457	$ 9,143,104
		517,223,196
Total Common Stocks (cost $628,267,192)		849,453,051

Short-Term Investments — 0.79%
Money Market Mutual Funds — 0.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	1,700,269	1,700,269
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,700,270	1,700,270
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	1,700,270	1,700,270
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	1,700,270	1,700,270
Total Short-Term Investments (cost $6,801,079)		6,801,079
Total Value of Securities—99.76% (cost $635,068,271)		$856,254,130
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $10,091,803, which represents 1.18% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Macquarie High Income Fund
March 31, 2025
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 5.97%
720 East CLO Series 2022-1A ER 144A 10.193% (TSFR03M + 5.90%, Floor 5.90%) 1/20/38 #, •	2,800,000	$ 2,810,195
AB BSL CLO Series 2023-4A E 144A 12.453% (TSFR03M + 8.16%, Floor 8.16%) 4/20/36 #, •	3,750,000	3,735,937
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.443% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	1,000,000	1,008,829
Series 2017-1A ERR 144A 11.793% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	2,000,000	1,973,598
AGL CLO
Series 2020-3A ER 144A 9.573% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	2,500,000	2,450,245
Series 2024-32A E 144A 10.043% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	2,000,000	1,998,414
AIMCO CLO
Series 2021-15A ER 144A TBD (TSFR03M + 4.60%, Floor 4.60%) 4/17/38 #, •, ^^	2,000,000	2,000,000
Series 2022-18A ER 144A 9.793% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	850,000	844,101
Series 2024-19A E 144A 9.562% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	2,100,000	2,058,365

AMMC CLO Series 2020-23A D2R2 144A 9.803% (TSFR03M + 5.50%, Floor 5.50%) 4/17/35 #, •	2,000,000	2,001,994
ARES Loan Funding III Series 2022-ALF3A ER 144A 10.40% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	1,000,000	997,148
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)

Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 8.143% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,750,000	$ 1,763,864
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.64% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	2,000,000	1,991,024
Ballyrock CLO
Series 2021-18A DR 144A 8.971% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	3,000,000	2,979,057
Series 2023-25A DR 144A 9.103% (TSFR03M + 4.80%, Floor 4.80%) 1/25/38 #, •	3,000,000	2,968,872
Barings CLO
Series 2018-2A ER 144A 11.202% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	1,800,000	1,816,477
Series 2024-2A E 144A 10.202% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	2,100,000	2,088,116
Series 2024-5A D2 144A 8.453% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	2,500,000	2,531,248

BBAM US CLO III Series 2023-3A D 144A 12.902% (TSFR03M + 8.60%, Floor 8.60%) 10/15/38 #, •	3,550,000	3,624,869
Bear Mountain Park CLO Series 2022-1A ER 144A 10.252% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	1,500,000	1,505,235
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.033% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	2,185,000	2,177,353
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.552% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	2,500,000	2,537,327
Brookhaven Park CLO Series 2024-1A E 144A 10.793% (TSFR03M + 6.50%, Floor 6.50%) 4/19/37 #, •	3,500,000	3,534,002

Schedules of investments
Macquarie High Income Fund
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Carlyle US CLO
Series 2021-11A ER 144A 10.80% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	2,000,000	$ 1,978,004
Series 2024-1A E 144A 11.222% (TSFR03M + 6.92%, Floor 6.92%) 4/15/37 #, •	3,100,000	3,149,451
Series 2024-5A E 144A 10.197% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	1,600,000	1,588,498

CBAMR Series 2021-15A ER 144A 9.804% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	3,000,000	2,980,128
Cedar Funding IX CLO Series 2018-9A ER 144A 11.823% (TSFR03M + 7.53%, Floor 7.53%) 7/20/37 #, •	2,000,000	2,024,702
Clover CLO Series 2021-3A ER 144A 9.20% (TSFR03M + 4.90%, Floor 4.90%) 1/25/35 #, •	2,280,000	2,282,784
Dryden CLO Series 2022-109A ER 144A 9.659% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	3,500,000	3,464,132
Elmwood CLO Series 2022-4A ER 144A 10.003% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	2,000,000	1,982,510
Elmwood CLO IX Series 2021-2A ER 144A 8.972% (TSFR03M + 4.65%, Floor 4.65%) 4/20/38 #, •	2,500,000	2,490,913
Empower CLO Series 2022-1A ER 144A 10.193% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	2,750,000	2,724,125
Golub Capital Partners CLO
Series 2022-62A ER 144A 10.702% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	1,150,000	1,142,110
Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	1,150,000	1,144,887
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Invesco US CLO
Series 2023-4A E 144A 12.303% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	1,200,000	$ 1,228,364
Series 2024-3A E 144A 10.793% (TSFR03M + 6.50%, Floor 6.50%) 7/20/37 #, •	3,500,000	3,547,414

KKR CLO Series 27A ER2 144A 10.664% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	3,450,000	3,424,525
Madison Park Funding XXX Series 2018-30A ER 144A 10.708% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	2,100,000	2,091,917
Magnetite XLV Series 2025-45A E 144A TBD (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •, ^^	2,500,000	2,500,000
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A TBD (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •, ^^	1,090,000	1,086,512
Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	3,250,000	3,214,767
Neuberger Berman Loan Advisers CLO Series 2024-59A D2 144A 8.097% (TSFR03M + 3.80%, Floor 3.80%) 1/23/39 #, •	1,100,000	1,097,491
Oaktree CLO
Series 2019-3A ER2 144A 11.043% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	3,300,000	3,277,223
Series 2020-1A ERR 144A 9.316% (TSFR03M + 5.00%, Floor 5.00%) 1/15/38 #, •	2,800,000	2,771,314

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)

OCP CLO Series 2019-17A ER2 144A 10.543% (TSFR03M + 6.25%, Floor 6.25%) 7/20/37 #, •	3,200,000	$ 3,164,563
OFSI BSL XIV CLO Series 2024-14A E 144A 12.033% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	2,000,000	1,968,618
OHA Credit Funding
Series 2021-9A ER 144A 9.793% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	2,550,000	2,557,739
Series 2022-11A ER 144A 9.693% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	2,200,000	2,184,701
Palmer Square CLO
Series 2018-1A DR 144A 11.233% (TSFR03M + 6.94%, Floor 6.94%) 4/18/37 #, •	1,000,000	1,015,882
Series 2024-2A D2 144A 8.643% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	2,500,000	2,519,408

Park Blue CLO Series 2022-1A ER 144A 11.383% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	2,100,000	2,108,121
RR Series 2024-28RA DR 144A 11.302% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	1,800,000	1,828,874
Sculptor CLO XXXIII Series 33A D1A 144A 7.693% (TSFR03M + 3.40%, Floor 3.40%) 7/20/37 #, •	1,500,000	1,502,906
Silver Point CLO Series 2024-5A E 144A 10.693% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	2,700,000	2,745,365
Sound Point CLO Series 2025-1RA E 144A 11.859% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	1,600,000	1,584,131
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)

Storm King Park CLO Series 2022-1A ER 144A 10.452% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	2,850,000	$ 2,830,361
Symphony CLO Series 2023-39A ER 144A 9.80% (TSFR03M + 5.50%, Floor 5.50%) 1/25/38 #, •	3,750,000	3,770,929
TCW CLO
Series 2022-1A ER 144A 10.822% (TSFR03M + 6.50%) 1/20/38 #, •	2,000,000	1,985,610
Series 2024-2A E 144A 11.553% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	2,500,000	2,483,128
Series 2024-3A E 144A 11.109% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	2,300,000	2,320,679

Wellfleet CLO Series 2022-1A ER 144A 12.052% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	2,500,000	2,521,960
Total Collateralized Debt Obligations (cost $142,417,682)		141,681,016

Convertible Bond — 1.15%
Leisure — 1.15%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 <<, =, >>, π	25,410,336	27,283,296
Total Convertible Bond (cost $25,048,918)		27,283,296

Corporate Bonds — 80.53%
Automotive — 3.18%
Clarios Global 144A 6.75% 2/15/30 #	9,628,000	9,728,131
Garrett Motion Holdings 144A 7.75% 5/31/32 #	19,248,000	19,052,067
Goodyear Tire & Rubber 5.25% 7/15/31	15,655,000	14,180,257
Phinia 144A 6.625% 10/15/32 #	6,498,000	6,382,314
Wand NewCo 3 144A 7.625% 1/30/32 #	13,368,000	13,692,540
ZF North America Capital 144A 6.75% 4/23/30 #	12,960,000	12,330,202
		75,365,511

Schedules of investments
Macquarie High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking — 2.46%
Banco Santander 8.00% 2/1/34 μ, ψ	19,200,000	$ 19,989,792
Bank of Montreal 7.70% 5/26/84 μ	10,435,000	10,629,467
Barclays 9.625% 12/15/29 μ, ψ	18,050,000	19,843,285
Deutsche Bank 6.00% 10/30/25 μ, ψ	8,000,000	7,930,294
		58,392,838
Basic Industry — 6.53%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,935,000	11,163,126
Cleveland-Cliffs 144A 7.00% 3/15/32 #	19,795,000	19,019,394
CP Atlas Buyer 144A 7.00% 12/1/28 #	16,699,000	13,222,013
FMG Resources August 2006 144A 5.875% 4/15/30 #	15,480,000	15,300,201
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	7,880,000	8,438,403
Mineral Resources 144A 9.25% 10/1/28 #	3,455,000	3,458,950
NOVA Chemicals
144A 7.00% 12/1/31 #	4,572,000	4,770,361
144A 9.00% 2/15/30 #	12,770,000	13,758,209

Novelis 144A 4.75% 1/30/30 #	22,749,000	21,232,435
Olympus Water US Holding
144A 7.25% 6/15/31 #	2,640,000	2,594,051
144A 9.75% 11/15/28 #	14,735,000	15,316,517

Quikrete Holdings 144A 6.75% 3/1/33 #	12,800,000	12,753,408
Standard Building Solutions 144A 6.50% 8/15/32 #	13,825,000	13,836,862
		154,863,930
Capital Goods — 5.58%
Amentum Holdings 144A 7.25% 8/1/32 #	10,945,000	10,778,231
Arcosa 144A 6.875% 8/15/32 #	6,865,000	6,965,565
Bombardier
144A 7.00% 6/1/32 #	4,945,000	4,929,791
144A 7.25% 7/1/31 #	6,805,000	6,836,653
144A 8.75% 11/15/30 #	5,590,000	5,900,524

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,040,000	10,188,997
Goat Holdco 144A 6.75% 2/1/32 #	6,220,000	6,093,392
Manitowoc 144A 9.25% 10/1/31 #	6,840,000	7,039,660
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	9,035,000	$ 8,865,594
144A 9.25% 4/15/27 #	8,035,000	7,589,245
Sealed Air
144A 6.50% 7/15/32 #	5,035,000	5,101,430
144A 7.25% 2/15/31 #	3,565,000	3,694,769

Terex 144A 6.25% 10/15/32 #	13,020,000	12,644,266
TransDigm
144A 6.625% 3/1/32 #	10,260,000	10,403,582
144A 6.875% 12/15/30 #	24,815,000	25,381,899
		132,413,598
Consumer Goods — 1.95%
Cerdia Finanz GmbH 144A 9.375% 10/3/31 #	13,700,000	14,050,857
Fiesta Purchaser
144A 7.875% 3/1/31 #	6,406,000	6,620,095
144A 9.625% 9/15/32 #	9,560,000	9,848,079

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	20,462,000	15,712,090
		46,231,121
Electric — 3.54%
Lightning Power 144A 7.25% 8/15/32 #	16,700,000	17,207,847
NRG Energy 144A 6.25% 11/1/34 #	13,570,000	13,370,381
Vistra
144A 7.00% 12/15/26 #, μ, ψ	32,965,000	33,408,313
144A 8.00% 10/15/26 #, μ, ψ	17,255,000	17,765,541

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	2,270,000	2,234,227
		83,986,309
Energy — 11.52%
Archrock Partners 144A 6.625% 9/1/32 #	13,235,000	13,299,031
Civitas Resources 144A 8.625% 11/1/30 #	14,025,000	14,481,538
Genesis Energy
7.75% 2/1/28	6,520,000	6,589,488
7.875% 5/15/32	3,320,000	3,346,577

Gulfport Energy Operating 144A 6.75% 9/1/29 #	13,705,000	13,904,446
Hilcorp Energy I
144A 6.00% 4/15/30 #	24,180,000	23,021,792
144A 6.00% 2/1/31 #	2,330,000	2,179,704
144A 6.25% 4/15/32 #	10,220,000	9,561,056

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Matador Resources 144A 6.25% 4/15/33 #	9,555,000	$ 9,344,118
Murphy Oil 6.00% 10/1/32	5,196,000	5,003,510
Nabors Industries
144A 8.875% 8/15/31 #	5,555,000	4,828,888
144A 9.125% 1/31/30 #	10,655,000	10,668,788

NGL Energy Operating 144A 8.375% 2/15/32 #	13,785,000	13,831,309
Noble Finance II 144A 8.00% 4/15/30 #	10,295,000	10,295,536
NuStar Logistics
6.00% 6/1/26	10,678,000	10,733,750
6.375% 10/1/30	5,697,000	5,763,887
SM Energy
144A 6.75% 8/1/29 #	4,825,000	4,757,694
144A 7.00% 8/1/32 #	6,074,000	5,967,050
Transocean
144A 8.00% 2/1/27 #	17,617,000	17,561,885
144A 8.50% 5/15/31 #	11,185,000	10,878,291
USA Compression Partners
6.875% 9/1/27	8,245,000	8,257,870
144A 7.125% 3/15/29 #	5,582,000	5,681,214

Venture Global LNG 144A 9.875% 2/1/32 #	17,015,000	18,082,014
Vital Energy 144A 7.875% 4/15/32 #	23,855,000	22,230,207
Weatherford International 144A 8.625% 4/30/30 #	22,675,000	23,039,410
		273,309,053
Financial Services — 5.10%
Azorra Finance 144A 7.75% 4/15/30 #	13,970,000	13,939,929
Block 144A 6.50% 5/15/32 #	10,420,000	10,538,070
California Buyer 144A 6.375% 2/15/32 #	9,177,000	8,908,683
Focus Financial Partners 144A 6.75% 9/15/31 #	13,172,000	13,002,492
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	13,995,000	14,202,621
Jefferies Finance
144A 5.00% 8/15/28 #	7,250,000	6,822,032
144A 6.625% 10/15/31 #	13,600,000	13,469,031

OneMain Finance 6.625% 5/15/29	9,277,000	9,305,935
PennyMac Financial Services 144A 6.875% 2/15/33 #	8,960,000	8,915,200
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	2,775,000	2,765,824
144A 7.125% 8/10/34 #, μ, ψ	9,500,000	9,368,108

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)

UWM Holdings 144A 6.625% 2/1/30 #	9,739,000	$ 9,668,752
		120,906,677
Healthcare — 4.70%
1261229 BC 144A 10.00% 4/15/32 #	5,295,000	5,268,274
AthenaHealth Group 144A 6.50% 2/15/30 #	10,920,000	10,252,644
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	21,610,000	19,358,154
CHS
144A 4.75% 2/15/31 #	15,020,000	11,890,903
144A 5.25% 5/15/30 #	6,795,000	5,614,229
144A 6.125% 4/1/30 #	3,563,000	2,139,866
144A 6.875% 4/15/29 #	3,555,000	2,308,933

Grifols 144A 4.75% 10/15/28 #	10,315,000	9,537,641
LifePoint Health 144A 11.00% 10/15/30 #	5,395,000	5,871,697
Organon & Co. 144A 5.125% 4/30/31 #	17,255,000	15,058,003
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	10,235,000	9,964,424
Surgery Center Holdings 144A 7.25% 4/15/32 #	14,265,000	14,124,249
		111,389,017
Insurance — 4.30%
Ardonagh Finco 144A 7.75% 2/15/31 #	16,665,000	16,989,468
Howden UK Refinance
144A 7.25% 2/15/31 #	9,350,000	9,446,597
144A 8.125% 2/15/32 #	8,375,000	8,471,380
HUB International
144A 7.25% 6/15/30 #	5,860,000	6,039,761
144A 7.375% 1/31/32 #	13,935,000	14,197,089

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	21,010,000	22,085,733
Panther Escrow Issuer 144A 7.125% 6/1/31 #	13,925,000	14,197,668
USI 144A 7.50% 1/15/32 #	10,450,000	10,673,912
		102,101,608
Leisure — 4.46%
Caesars Entertainment
144A 6.50% 2/15/32 #	6,890,000	6,872,723
144A 7.00% 2/15/30 #	8,210,000	8,327,600
144A 8.125% 7/1/27 #	12,000,000	12,092,004

Schedules of investments
Macquarie High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Carnival
144A 5.75% 3/1/27 #	5,345,000	$ 5,351,702
144A 6.00% 5/1/29 #	5,960,000	5,921,981
144A 6.125% 2/15/33 #	9,330,000	9,201,150

Life Time 144A 6.00% 11/15/31 #	13,510,000	13,403,441
Light & Wonder International 144A 7.25% 11/15/29 #	6,265,000	6,355,824
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	3,226,000	3,172,487
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	19,751,000	19,681,812
Scientific Games Holdings 144A 6.625% 3/1/30 #	7,267,000	6,860,940
Six Flags Entertainment 144A 6.625% 5/1/32 #	8,435,000	8,511,694
		105,753,358
Media — 9.61%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	13,794,000	12,094,963
AMC Networks
4.25% 2/15/29	12,146,000	9,129,560
144A 10.25% 1/15/29 #	5,730,000	5,943,758

Arches Buyer 144A 6.125% 12/1/28 #	8,394,000	7,382,679
CCO Holdings
144A 4.75% 2/1/32 #	13,515,000	12,016,049
144A 5.375% 6/1/29 #	2,520,000	2,440,516
144A 6.375% 9/1/29 #	24,785,000	24,730,436

Cimpress 144A 7.375% 9/15/32 #	9,505,000	8,746,195
CMG Media 144A 8.875% 6/18/29 #	14,477,000	12,522,605
CSC Holdings
144A 4.50% 11/15/31 #	10,380,000	7,540,126
144A 5.00% 11/15/31 #	10,946,000	5,186,543

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	18,686,000	6,446,670
Directv Financing 144A 8.875% 2/1/30 #	2,530,000	2,418,010
Gray Media
144A 4.75% 10/15/30 #	16,210,000	10,297,443
144A 5.375% 11/15/31 #	23,550,000	14,731,253

McGraw-Hill Education 144A 7.375% 9/1/31 #	16,282,000	16,388,256
Midcontinent Communications 144A 8.00% 8/15/32 #	13,065,000	13,226,511
Nexstar Media 144A 4.75% 11/1/28 #	17,990,000	16,863,965
Snap 144A 6.875% 3/1/33 #	12,620,000	12,630,467
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)

Stagwell Global 144A 5.625% 8/15/29 #	14,375,000	$ 13,704,097
Univision Communications 144A 7.375% 6/30/30 #	14,090,000	13,475,983
		227,916,085
Real Estate — 0.78%
Brandywine Operating Partnership 8.875% 4/12/29	2,265,000	2,375,036
Outfront Media Capital 144A 7.375% 2/15/31 #	2,335,000	2,434,019
RHP Hotel Properties 144A 7.25% 7/15/28 #	2,390,000	2,449,033
Service Properties Trust 8.875% 6/15/32	2,500,000	2,477,025
Starwood Property Trust 144A 6.50% 7/1/30 #	4,116,000	4,122,600
Uniti Group 144A 10.50% 2/15/28 #	4,465,000	4,746,505
		18,604,218
Retail — 3.85%
Bath & Body Works
6.875% 11/1/35	22,735,000	23,054,881
6.95% 3/1/33	1,347,000	1,377,123
Carvana
PIK 144A 9.00% 6/1/30 #, <<<	5,122,650	5,427,955
PIK 144A 9.00% 6/1/31 #, >>	5,117,703	5,690,969

eG Global Finance 144A 12.00% 11/30/28 #	2,180,000	2,416,111
Magnera 144A 7.25% 11/15/31 #	9,545,000	9,294,969
PetSmart 144A 7.75% 2/15/29 #	24,396,000	22,422,717
Rakuten Group 144A 11.25% 2/15/27 #	4,520,000	4,906,298
Victra Holdings 144A 8.75% 9/15/29 #	16,325,000	16,859,334
		91,450,357
Services — 3.03%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	3,755,000	3,626,082
Resideo Funding 144A 6.50% 7/15/32 #	11,765,000	11,751,587
S&S Holdings 144A 8.375% 10/1/31 #	9,545,000	9,028,764
Staples 144A 10.75% 9/1/29 #	13,525,000	12,235,928
Waste Pro USA 144A 7.00% 2/1/33 #	6,300,000	6,337,006
White Cap Buyer 144A 6.875% 10/15/28 #	21,190,000	20,360,147

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Williams Scotsman 144A 6.625% 4/15/30 #	8,510,000	$ 8,608,460
		71,947,974
Technology & Electronics — 2.58%
Cloud Software Group
144A 6.50% 3/31/29 #	6,085,000	5,919,522
144A 9.00% 9/30/29 #	11,640,000	11,617,300

CommScope 144A 8.25% 3/1/27 #	2,720,000	2,579,081
CommScope Technologies 144A 5.00% 3/15/27 #	4,085,000	3,673,486
Entegris 144A 5.95% 6/15/30 #	12,615,000	12,565,389
Seagate HDD Cayman 5.75% 12/1/34	8,560,000	8,321,499
UKG 144A 6.875% 2/1/31 #	12,225,000	12,410,502
Zebra Technologies 144A 6.50% 6/1/32 #	3,950,000	4,001,014
		61,087,793
Telecommunications — 6.76%
Connect Finco 144A 9.00% 9/15/29 #	14,985,000	13,680,989
Consolidated Communications 144A 6.50% 10/1/28 #	32,991,000	31,892,749
Frontier Communications Holdings
5.875% 11/1/29	7,124,667	7,132,583
144A 6.00% 1/15/30 #	21,459,000	21,523,098
144A 6.75% 5/1/29 #	17,150,000	17,249,696

Iliad Holding 144A 8.50% 4/15/31 #	20,110,000	21,111,116
Rogers Communications 7.125% 4/15/55 μ	10,860,000	10,827,295
Sable International Finance 144A 7.125% 10/15/32 #	13,695,000	13,155,788
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	11,765,000	11,808,051
VZ Secured Financing 144A 5.00% 1/15/32 #	13,710,000	11,928,852
		160,310,217
Transportation — 0.60%
Genesee & Wyoming 144A 6.25% 4/15/32 #	14,280,000	14,286,630
		14,286,630
Total Corporate Bonds (cost $1,954,194,542)		1,910,316,294

	Principalamount°	Value (US $)

Loan Agreements — 8.97%
Automotive — 0.46%
Clarios Global 7.075% (SOFR01M + 2.75%) 1/28/32 •	4,880,000	$ 4,825,100
Tenneco Tranche B 9.399%-9.422% (SOFR03M + 5.10%) 11/17/28 •	6,295,000	6,127,131
		10,952,231
Basic Industry — 1.97%
Foresight Energy Operating Tranche A 12.399% (SOFR03M + 8.10%) 6/30/27 <<, •	7,400,751	6,734,683
Form Technologies 1st Lien 10.043% (SOFR03M + 5.75%) 7/19/30 •	5,870,000	5,752,600
Hunter Douglas Holding Tranche B1 7.549% (SOFR03M + 3.25%) 1/17/32 •	7,545,412	7,262,459
Ineos Quattro Holdings UK Tranche B 8.575% (SOFR01M + 4.25%) 10/1/31 •	6,530,000	6,142,281
Usalco 8.299% (SOFR03M + 4.00%) 9/30/31 •	5,656,565	5,663,636
Vantage Specialty Chemicals 1st Lien 9.069% (SOFR01M + 4.75%) 10/26/26 •	15,653,453	15,110,466
		46,666,125
Capital Goods — 1.37%
Clydesdale Acquisition Holdings
TBD 3/27/32 X	44,317	44,109
Tranche B TBD 3/27/32 X	2,534,951	2,523,067

Lsf12 Crown Us Commercial Bidco 8.569% (SOFR01M + 4.25%) 12/2/31 •	7,411,000	7,293,662
SPX Flow Tranche B 7.325% (SOFR01M + 3.00%) 4/5/29 •	9,015,000	9,013,594
SunSource Borrower 8.425% (SOFR01M + 4.10%) 3/25/31 •	14,137,200	13,598,219
		32,472,651
Healthcare — 2.08%
Bausch & Lomb 7.672% (SOFR01M + 3.35%) 5/10/27 •	14,454,887	14,417,463
Cotiviti 7.625% 5/1/31	14,040,000	13,987,350
Heartland Dental 8.825% (SOFR01M + 4.50%) 4/28/28 •	20,864,250	20,851,210
		49,256,023

Schedules of investments
Macquarie High Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Leisure — 0.53%
Scientific Games Holdings TBD 4/4/29 X	12,749,826	$ 12,684,751
		12,684,751
Media — 0.20%
DirectV Financing Tranche B TBD 2/17/31 X	3,719,950	3,566,502
Univision Communications 1st Lien 8.549% (SOFR03M + 4.25%) 6/24/29 •	1,138,041	1,120,971
		4,687,473
Retail — 0.29%
Flynn Restaurant Group 8.075% (SOFR01M + 3.75%) 1/28/32 •	7,122,000	6,970,657
		6,970,657
Services — 0.14%
Staples 10.041% (SOFR03M + 5.75%) 9/4/29 •	3,893,181	3,446,855
		3,446,855
Technology & Electronics — 1.93%
Applied Systems 2nd Lien 8.799% (SOFR03M + 4.50%) 2/23/32 •	13,310,000	13,659,388
Clover Holdings 2 TBD 12/9/31 X	14,845,000	14,919,225
Commscope TBD 12/17/29 X	12,315,000	12,281,651
Icon Parent I 2nd Lien 9.315% (SOFR03M + 5.00%) 11/12/32 •	4,813,000	4,816,008
		45,676,272
Total Loan Agreements (cost $214,689,218)		212,813,038
	Number of shares
Common Stocks — 1.53%
Basic Industry — 0.24%
BIS Industries Holdings <<, =, †, π	19,682,813	0
Foresight Energy <<, =, †	1,117,414	5,687,636
Westmoreland Coal =, †, π	4,238	4,238
		5,691,874
Consumer Goods — 0.00%
ASG Warrant =, †, π	19,688	0
		0
Energy — 0.02%
Maritime Finance =, †	1,750,000	555,969
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Sabine Oil & Gas Holdings =, †	5,385	$ 6,677
		562,646
Financial Services — 0.37%
New Cotai <<, =, †, π	20,316,462	8,725,584
		8,725,584
Leisure — 0.87%
Studio City International Holdings †, π	3,872,825	14,035,118
Studio City International Holdings ADR †	1,795,294	6,506,145
		20,541,263
Retail — 0.03%
True Religion 2025 Escrow Ω, =, †, π	0	341,513
True Religion 2026 Escrow Ω, =, †, π	0	379,457
		720,970
Total Common Stocks (cost $283,955,684)		36,242,337

Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	10,597,316	10,597,316
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	10,597,316	10,597,316
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	10,597,316	10,597,316
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	10,597,316	10,597,316
Total Short-Term Investments (cost $42,389,264)		42,389,264
Total Value of Securities—99.94% (cost $2,662,695,308)		$2,370,725,245
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $1,865,728,196, which represents 78.65% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^^	Represents a security with a settlement after March 31, 2025, at which time the interest rate will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $50,769,206, which represented 2.14% of the Fund’s net assets. See Note 13 in “Notes to financial statements” and the table to the right for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
<<<	PIK. 47.40% of the income received was in cash and 52.60% was in principal.
X	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Ω	Escrow shares. Await interest in future payments.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$1,206,000	$0
BIS Industries Holdings	12/22/17	1,852,487	0
New Cotai	9/29/20	194,451,978	8,725,584
New Cotai PIK	2/7/22	25,048,918	27,283,296
Studio City International Holdings	8/5/20	23,370,959	14,035,118
True Religion 2025 Escrow	12/24/24	0	341,513
True Religion 2026 Escrow	12/24/24	0	379,457
Westmoreland Coal	3/15/19	3,179	4,238
Total		$245,933,521	$50,769,206
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Usalco TBD 9/30/31 X	$584,258	$584,989	$584,258	$731
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedules of investments
Macquarie High Income Fund
Summary of abbreviations: (continued)
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Macquarie International Core Equity Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 96.38%Δ
Austria — 1.73%
Mondi	1,686,801	$ 25,003,167
		25,003,167
Brazil — 5.91%
Banco do Brasil	5,817,529	28,769,317
MercadoLibre †	28,952	56,481,588
		85,250,905
Canada — 1.31%
Descartes Systems Group †	187,225	18,848,050
		18,848,050
China — 8.97%
China Merchants Bank Class H	4,777,500	28,180,769
Eastroc Beverage Group Class A	719,893	24,715,827
Meituan Class B 144A #, †	1,063,200	21,287,364
Midea Group Class A	3,032,694	32,829,058
Tencent Holdings	348,600	22,265,028
		129,278,046
Denmark — 1.80%
Genmab †	61,501	11,944,278
Novo Nordisk Class B	205,556	13,996,393
		25,940,671
France — 4.42%
Airbus	149,347	26,287,165
Hermes International	1,918	5,000,253
Thales	43,834	11,640,876
Vinci	165,534	20,816,760
		63,745,054
Germany — 11.03%
BioNTech ADR †	87,769	7,992,245
Deutsche Telekom	609,064	22,536,639
Heidelberg Materials	205,780	35,056,437
KION Group	434,276	17,985,015
SAP	124,628	32,935,407
Siemens	125,389	28,730,064
Siemens Healthineers 144A #	256,436	13,756,071
		158,991,878
Hong Kong — 1.17%
Prudential	1,577,749	16,838,429
		16,838,429
India — 7.20%
Axis Bank	2,374,810	30,462,791
Bharti Airtel	1,322,721	26,740,506
HDFC Bank	1,408,607	30,026,169
NTPC	3,964,463	16,482,440
		103,711,906
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland — 3.14%
Experian	615,133	$ 28,351,259
ICON †	96,566	16,898,084
		45,249,343
Japan — 12.20%
Makita	1,003,700	32,957,014
Marubeni	922,500	14,634,901
Mitsubishi UFJ Financial Group	1,794,800	24,063,890
Nintendo	477,300	32,172,165
Renesas Electronics	2,432,200	32,228,798
Seven & i Holdings	1,103,800	15,917,857
Tokio Marine Holdings	622,753	23,815,662
		175,790,287
Netherlands — 5.97%
Adyen 144A #, †	13,527	20,565,203
ASML Holding	20,475	13,416,608
ING Groep	1,724,408	33,544,197
Shell	504,673	18,515,700
		86,041,708
Singapore — 4.31%
Grab Holdings Class A †	5,897,028	26,713,537
Sea ADR †	271,826	35,470,575
		62,184,112
South Korea — 3.22%
KB Financial Group	359,958	19,311,838
SK Hynix	209,599	27,144,672
		46,456,510
Spain — 1.74%
Banco Bilbao Vizcaya Argentaria	1,851,780	25,119,226
		25,119,226
Sweden — 0.66%
Epiroc Class A	474,015	9,483,318
		9,483,318
Switzerland — 2.47%
Alcon	302,114	28,679,682
Cie Financiere Richemont Class A	40,079	6,928,996
		35,608,678
Taiwan — 3.73%
Taiwan Semiconductor Manufacturing	1,961,000	53,746,254
		53,746,254
United Kingdom — 10.87%
AstraZeneca ADR	240,790	17,698,065
BAE Systems	1,107,317	22,306,725
Compass Group	967,737	31,914,396
Diageo	801,910	20,867,546

Schedules of investments
Macquarie International Core Equity Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Flutter Entertainment †	96,914	$ 21,471,297
Haleon	5,826,600	29,451,236
Rentokil Initial	2,904,417	13,041,189
		156,750,454
United States — 4.53%
Freshworks Class A †	1,284,843	18,129,135
Lululemon Athletica †	63,915	18,091,780
Roche Holding	74,573	24,486,782
Spotify Technology †	8,219	4,520,697
		65,228,394
Total Common Stocks (cost $1,148,562,751)		1,389,266,390

Preferred Stock — 0.90%Δ
Germany — 0.90%
Sartorius 0.36% ω	56,002	12,934,540
Total Preferred Stock (cost $14,409,212)		12,934,540

Short-Term Investments — 1.32%
Money Market Mutual Funds — 1.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	4,762,476	4,762,476
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	4,762,476	4,762,476
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	4,762,476	4,762,476
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	4,762,476	4,762,476
Total Short-Term Investments (cost $19,049,904)		19,049,904
Total Value of Securities—98.60% (cost $1,182,021,867)		$1,421,250,834
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $55,608,638, which represents 3.86% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Macquarie Large Cap Growth Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.85%♦
Communication Services — 5.95%
Alphabet Class A	2,897,388	$ 448,052,080
Alphabet Class C	68,151	10,647,231
		458,699,311
Consumer Discretionary — 12.00%
Amazon.com †	3,060,275	582,247,921
Booking Holdings	23,911	110,155,825
Ferrari	248,075	106,146,331
Home Depot	67,249	24,646,086
LVMH Moet Hennessy Louis Vuitton ADR	821,157	101,716,718
		924,912,881
Consumer Staples — 2.69%
Coca-Cola	2,899,356	207,651,877
		207,651,877
Financials — 15.70%
Intercontinental Exchange	1,662,695	286,814,888
Mastercard Class A	360,527	197,612,059
MSCI	328,636	185,843,658
S&P Global	258,031	131,105,551
Visa Class A	1,165,128	408,330,759
		1,209,706,915
Healthcare — 11.02%
Cooper †	1,257,003	106,028,203
Danaher	754,296	154,630,680
IDEXX Laboratories †	119,960	50,377,202
Intuitive Surgical †	256,679	127,125,408
UnitedHealth Group	570,439	298,767,426
Veeva Systems Class A †	484,041	112,118,417
		849,047,336
Industrials — 8.54%
Broadridge Financial Solutions	493,597	119,677,529
Equifax	560,176	136,436,466
Old Dominion Freight Line	497,466	82,305,750
TransUnion	294,075	24,405,284
Verisk Analytics	246,587	73,389,223
Waste Connections	1,135,117	221,563,487
		657,777,739
Information Technology — 40.49%
Apple	2,504,841	556,400,331
Autodesk †	327,888	85,841,079
Broadcom	276,651	46,319,677
CDW	438,593	70,288,914
Intuit	267,579	164,290,830
Microsoft	2,534,232	951,325,351
Motorola Solutions	250,455	109,651,704
NVIDIA	6,175,603	669,311,853
Salesforce	737,651	197,956,022
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Synopsys †	98,871	$ 42,400,828
Taiwan Semiconductor Manufacturing ADR	623,945	103,574,870
VeriSign †	484,688	123,047,743
		3,120,409,202
Real Estate — 3.46%
CoStar Group †	1,711,862	135,630,826
Equinix	160,669	131,001,469
		266,632,295
Total Common Stocks (cost $3,519,607,187)		7,694,837,556
Total Value of Securities—99.85% (cost $3,519,607,187)		$7,694,837,556
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Mid Cap Growth Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.99%♦
Communication Services — 2.59%
Pinterest Class A †	2,162,321	$ 67,031,951
Trade Desk Class A †	1,124,374	61,525,745
		128,557,696
Consumer Discretionary — 12.82%
Boot Barn Holdings †	491,754	52,829,132
Expedia Group	440,797	74,097,976
Floor & Decor Holdings Class A †	1,174,209	94,488,598
On Holding Class A †	1,788,598	78,555,224
Pool	322,361	102,623,624
SharkNinja †	867,940	72,394,876
Tractor Supply	1,679,839	92,559,129
Vail Resorts	432,768	69,251,536
		636,800,095
Consumer Staples — 1.27%
Casey's General Stores	145,905	63,328,606
		63,328,606
Financials — 10.85%
Blue Owl Capital	3,417,683	68,490,367
Brown & Brown	500,181	62,222,516
Corpay †	293,024	102,183,329
FactSet Research Systems	147,076	66,866,633
Kinsale Capital Group	172,626	84,018,801
LPL Financial Holdings	200,918	65,728,315
MarketAxess Holdings	412,898	89,330,482
		538,840,443
Healthcare — 18.09%
Align Technology †	387,027	61,483,109
Bio-Techne	1,318,940	77,329,452
Cencora	355,774	98,937,192
GE HealthCare Technologies	1,049,321	84,690,698
IDEXX Laboratories †	326,192	136,984,330
Inspire Medical Systems †	343,507	54,713,795
Insulet †	483,859	127,066,212
Ionis Pharmaceuticals †	1,165,423	35,160,812
Repligen †	552,499	70,299,973
Veeva Systems Class A †	468,410	108,497,808
Waystar Holding †	1,153,132	43,081,012
		898,244,393
Industrials — 20.21%
AAON	162,015	12,658,232
Booz Allen Hamilton Holding	512,125	53,558,032
BWX Technologies	484,178	47,764,160
Copart †	1,168,361	66,117,549
Fastenal	1,656,019	128,424,273
Generac Holdings †	645,881	81,800,829
HEICO Class A	550,813	116,205,019
Howmet Aerospace	771,057	100,029,225
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Lincoln Electric Holdings	453,437	$ 85,772,143
Old Dominion Freight Line	506,132	83,739,539
Paylocity Holding †	343,407	64,333,867
Rollins	1,746,386	94,357,236
Trex †	1,187,412	68,988,637
		1,003,748,741
Information Technology — 28.23%
Appfolio Class A †	206,091	45,319,411
AppLovin Class A †	376,814	99,844,405
ASGN †	613,664	38,673,105
Bentley Systems Class B	673,196	26,483,531
CDW	337,837	54,141,758
Clearwater Analytics Holdings Class A †	1,313,866	35,211,609
Cloudflare Class A †	591,242	66,627,061
Coherent †	1,223,812	79,474,351
CyberArk Software †	161,987	54,751,606
Datadog Class A †	950,691	94,318,054
HubSpot †	164,503	93,978,919
Impinj †	318,228	28,863,280
Itron †	347,941	36,450,299
Lattice Semiconductor †	1,004,916	52,707,844
MACOM Technology Solutions Holdings †	346,028	34,734,291
Monday.com †	211,715	51,480,619
Monolithic Power Systems	143,006	82,940,620
Novanta †	593,862	75,937,134
Onto Innovation †	365,151	44,307,422
Snowflake Class A †	306,364	44,778,162
Teradyne	720,177	59,486,620
Trimble †	1,485,726	97,537,912
Tyler Technologies †	136,517	79,369,619
Workiva †	327,322	24,847,013
		1,402,264,645
Materials — 1.61%
Martin Marietta Materials	167,408	80,042,787
		80,042,787
Real Estate — 4.32%
CoStar Group †	2,709,788	214,696,503
		214,696,503
Total Common Stocks (cost $4,318,337,494)		4,966,523,909

Short-Term Investments — 0.08%
Money Market Mutual Funds — 0.08%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	975,853	975,853

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	975,854	$ 975,854
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	975,854	975,854
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	975,853	975,853
Total Short-Term Investments (cost $3,903,414)		3,903,414
Total Value of Securities—100.07% (cost $4,322,240,908)		$4,970,427,323
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie Mid Cap Income Opportunities Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.00%♦
Consumer Discretionary — 19.75%
Darden Restaurants	128,331	$ 26,662,048
Garmin	122,774	26,657,918
Levi Strauss & Co. Class A	1,660,074	25,880,554
Service Corp. International	326,439	26,180,408
Tractor Supply	485,391	26,745,044
Travel + Leisure	560,865	25,962,441
Vail Resorts	161,893	25,906,118
		183,994,531
Consumer Staples — 2.82%
McCormick & Co.	318,609	26,224,707
		26,224,707
Financials — 8.45%
Ares Management Class A	179,116	26,260,197
Arthur J Gallagher & Co.	76,437	26,389,110
First American Financial	397,858	26,111,420
		78,760,727
Healthcare — 8.49%
Cardinal Health	192,260	26,487,660
Quest Diagnostics	157,322	26,618,883
Royalty Pharma Class A	833,256	25,939,259
		79,045,802
Industrials — 28.48%
Broadridge Financial Solutions	110,446	26,778,737
Fastenal	344,387	26,707,212
L3Harris Technologies	126,267	26,428,946
nVent Electric	494,032	25,897,157
Paychex	173,687	26,796,430
Robert Half	481,698	26,276,626
Rollins	494,383	26,711,514
Snap-on	80,220	27,034,942
Stanley Black & Decker	339,577	26,106,680
Watsco	52,267	26,567,316
		265,305,560
Information Technology — 11.16%
Microchip Technology	532,934	25,799,335
NetApp	293,596	25,789,473
Seagate Technology Holdings	309,993	26,333,905
TE Connectivity	184,179	26,028,176
		103,950,889
Materials — 14.21%
AptarGroup	179,164	26,584,354
Avery Dennison	148,713	26,466,453
Packaging Corp. of America	133,230	26,382,205
RPM International	229,030	26,494,190
Sonoco Products	559,727	26,441,503
		132,368,705
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate — 5.64%
Extra Space Storage	178,426	$ 26,494,477
Kilroy Realty	796,287	26,086,362
		52,580,839
Total Common Stocks (cost $660,055,717)		922,231,760

Short-Term Investments — 0.97%
Money Market Mutual Funds — 0.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	2,247,836	2,247,836
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,247,835	2,247,835
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	2,247,835	2,247,835
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	2,247,836	2,247,836
Total Short-Term Investments (cost $8,991,342)		8,991,342
Total Value of Securities—99.97% (cost $669,047,059)		$931,223,102
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Small Cap Growth Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.83%
Communication Services — 2.72%
IMAX †	1,072,186	$ 28,252,101
		28,252,101
Consumer Discretionary — 11.04%
Brinker International †	39,136	5,833,221
Cheesecake Factory	107,373	5,224,770
Dorman Products †	127,045	15,314,004
Genius Sports †	695,139	6,958,341
Life Time Group Holdings †	425,701	12,856,170
Modine Manufacturing †	122,080	9,369,640
Ollie's Bargain Outlet Holdings †	181,566	21,127,020
OneSpaWorld Holdings	419,327	7,040,500
Sportradar Group Class A †	318,359	6,882,922
Universal Technical Institute †	946,676	24,310,640
		114,917,228
Consumer Staples — 3.21%
BellRing Brands †	60,614	4,513,318
Chefs' Warehouse †	239,417	13,038,650
Vital Farms †	518,896	15,810,761
		33,362,729
Energy — 1.11%
Gulfport Energy †	62,491	11,507,093
		11,507,093
Financials — 8.61%
Hamilton Lane Class A	109,162	16,229,115
Houlihan Lokey	109,262	17,645,813
Palomar Holdings †	209,967	28,782,276
Western Alliance Bancorp	205,518	15,789,948
WisdomTree	1,252,276	11,170,302
		89,617,454
Healthcare — 25.11%
ADMA Biologics †	897,194	17,800,329
ANI Pharmaceuticals †	275,941	18,474,250
Axsome Therapeutics †	116,065	13,536,661
CareDx †	379,558	6,737,155
Catalyst Pharmaceuticals †	634,570	15,388,323
Encompass Health	222,259	22,510,392
GeneDx Holdings †	219,967	19,481,377
Halozyme Therapeutics †	153,805	9,814,297
Harmony Biosciences Holdings †	190,850	6,334,312
HealthEquity †	105,593	9,331,253
Hims & Hers Health †	96,128	2,840,582
Insmed †	141,508	10,795,645
Integer Holdings †	182,382	21,522,900
Kiniksa Pharmaceuticals International †	250,569	5,565,137
Mirum Pharmaceuticals †	247,779	11,162,444
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
PROCEPT BioRobotics †	54,506	$ 3,175,520
Tarsus Pharmaceuticals †	499,148	25,641,233
TransMedics Group †	63,858	4,296,366
Travere Therapeutics †	271,855	4,871,642
Vaxcyte †	84,432	3,188,152
Veracyte †	302,271	8,962,335
Vericel †	445,883	19,895,299
		261,325,604
Industrials — 21.26%
AAR †	238,257	13,340,009
ACV Auctions Class A †	1,193,978	16,823,150
AeroVironment †	28,863	3,440,181
American Superconductor †	691,419	12,542,341
CBIZ †	288,273	21,868,390
Chart Industries †	71,728	10,354,654
Clean Harbors †	84,291	16,613,756
Construction Partners Class A †	319,641	22,972,599
Everus Construction Group †	313,804	11,638,990
ExlService Holdings †	160,373	7,571,209
Federal Signal	117,350	8,631,093
Flowserve	288,644	14,097,373
FTAI Aviation	109,903	12,202,530
Kirby †	99,366	10,036,960
Leonardo DRS	545,244	17,927,623
Mercury Systems †	99,547	4,289,480
Parsons †	186,149	11,021,882
SkyWest †	67,394	5,888,214
		221,260,434
Information Technology — 25.08%
Advanced Energy Industries	118,154	11,261,258
Agilysys †	127,845	9,273,876
AvePoint †	1,104,294	15,946,005
Clearwater Analytics Holdings Class A †	813,858	21,811,394
CyberArk Software †	78,153	26,415,714
Descartes Systems Group †	232,150	23,407,685
Five9 †	252,271	6,849,158
Itron †	162,056	16,976,987
Lumentum Holdings †	251,815	15,698,147
MACOM Technology Solutions Holdings †	109,252	10,966,716
OSI Systems †	149,390	29,032,453
Rambus †	97,434	5,044,645
Rubrik Class A †	316,798	19,318,342
Silicon Laboratories †	147,026	16,550,717
SoundHound AI Class A †	394,866	3,206,312
Synaptics †	120,284	7,664,496
Vertex Class A †	330,513	11,571,260

Schedules of investments
Macquarie Small Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Workiva †	131,090	$ 9,951,042
		260,946,207
Materials — 1.69%
ATI †	338,936	17,634,840
		17,634,840
Total Common Stocks (cost $911,250,272)		1,038,823,690

Short-Term Investments — 0.48%
Money Market Mutual Funds — 0.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	1,255,079	1,255,079
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,255,080	1,255,080
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	1,255,080	1,255,080
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	1,255,080	1,255,080
Total Short-Term Investments (cost $5,020,319)		5,020,319
Total Value of Securities—100.31% (cost $916,270,591)		$1,043,844,009
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Smid Cap Core Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.10%
Basic Materials — 6.88%
Arcosa	24,842	$ 1,915,815
Beacon Roofing Supply †	44,582	5,514,793
Boise Cascade	28,041	2,750,542
Huntsman	168,756	2,664,657
Kaiser Aluminum	23,890	1,448,212
Minerals Technologies	54,949	3,493,108
Reliance	15,527	4,483,421
		22,270,548
Business Services — 5.23%
ABM Industries	50,361	2,385,097
Aramark	73,608	2,540,948
ASGN †	29,143	1,836,592
Casella Waste Systems Class A †	25,475	2,840,717
Clean Harbors †	14,265	2,811,632
FTAI Aviation	6,371	707,372
UL Solutions Class A	24,497	1,381,631
WillScot Holdings	86,546	2,405,979
		16,909,968
Capital Goods — 11.12%
API Group †	34,513	1,234,185
Applied Industrial Technologies	6,517	1,468,541
Atkore	8,052	483,039
Carlisle	10,829	3,687,274
Chart Industries †	12,514	1,806,521
Federal Signal	37,528	2,760,184
Gates Industrial †	69,529	1,280,029
Graco	29,017	2,423,210
Kadant	7,295	2,457,758
KBR	51,782	2,579,261
Lincoln Electric Holdings	19,966	3,776,769
Quanta Services	7,004	1,780,277
Regal Rexnord	15,508	1,765,586
Tetra Tech	76,356	2,233,413
WESCO International	22,902	3,556,681
Zurn Elkay Water Solutions	81,342	2,682,659
		35,975,387
Consumer Discretionary — 4.05%
BJ's Wholesale Club Holdings †	41,711	4,759,225
Dick's Sporting Goods	24,954	5,029,728
Malibu Boats Class A †	33,533	1,028,792
Steven Madden	85,229	2,270,501
		13,088,246
Consumer Services — 2.38%
Brinker International †	18,075	2,694,078
Texas Roadhouse	21,549	3,590,710
Wendy's	95,733	1,400,574
		7,685,362
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 3.10%
Casey's General Stores	12,913	$ 5,604,759
J & J Snack Foods	16,382	2,157,837
YETI Holdings †	68,662	2,272,712
		10,035,308
Credit Cyclicals — 2.68%
BorgWarner	59,045	1,691,639
KB Home	22,763	1,322,986
La-Z-Boy	41,388	1,617,857
Taylor Morrison Home †	24,635	1,479,085
Toll Brothers	24,292	2,564,992
		8,676,559
Energy — 5.29%
Expand Energy	76,432	8,508,410
Liberty Energy	261,132	4,133,720
Permian Resources	321,833	4,457,387
		17,099,517
Finance — 16.94%
Axis Capital Holdings	58,774	5,891,506
Columbia Banking System	164,369	4,099,363
East West Bancorp	69,199	6,211,302
Essent Group	46,466	2,682,018
Hamilton Lane Class A	9,246	1,374,603
Kemper	71,179	4,758,316
Old National Bancorp	189,391	4,013,195
Pinnacle Financial Partners	44,078	4,674,031
Reinsurance Group of America	23,278	4,583,438
SouthState	47,495	4,408,486
Stifel Financial	39,780	3,749,663
Webster Financial	103,320	5,326,146
WSFS Financial	58,122	3,014,788
		54,786,855
Healthcare — 13.60%
Amicus Therapeutics †	132,301	1,079,576
Apellis Pharmaceuticals †	55,497	1,213,719
Axsome Therapeutics †	15,810	1,843,920
Azenta †	31,755	1,099,993
Bio-Techne	38,083	2,232,806
Blueprint Medicines †	33,612	2,974,998
Encompass Health	34,355	3,479,475
Exact Sciences †	44,415	1,922,725
Halozyme Therapeutics †	56,735	3,620,260
Insmed †	51,868	3,957,010
Inspire Medical Systems †	11,772	1,875,044
Intra-Cellular Therapies †	6,591	869,485
Lantheus Holdings †	26,756	2,611,386
Ligand Pharmaceuticals †	22,800	2,397,192
Natera †	26,019	3,679,347
Neurocrine Biosciences †	26,600	2,941,960

Schedules of investments
Macquarie Smid Cap Core Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
OmniAb 12.5 =, †	10,854	$ 0
OmniAb 15 =, †	10,854	0
Repligen †	14,775	1,879,971
Supernus Pharmaceuticals †	57,450	1,881,488
TransMedics Group †	19,385	1,304,223
Ultragenyx Pharmaceutical †	30,770	1,114,182
		43,978,760
Media — 2.03%
IMAX †	98,216	2,587,992
Interpublic Group	84,595	2,297,600
Nexstar Media Group	9,463	1,695,959
		6,581,551
Real Estate Investment Trusts — 6.77%
Brixmor Property Group	128,336	3,407,321
Camden Property Trust	33,748	4,127,380
First Industrial Realty Trust	68,681	3,706,027
Healthpeak Properties	147,086	2,974,079
Jones Lang LaSalle †	10,372	2,571,322
Kite Realty Group Trust	129,275	2,891,882
Terreno Realty	35,360	2,235,459
		21,913,470
Technology — 13.97%
Box Class A †	52,041	1,605,985
Coherent †	50,132	3,255,572
Dynatrace †	52,800	2,489,520
ExlService Holdings †	106,779	5,041,036
Guidewire Software †	25,689	4,813,091
MACOM Technology Solutions Holdings †	29,905	3,001,864
Procore Technologies †	32,345	2,135,417
PTC †	9,690	1,501,465
Q2 Holdings †	39,772	3,182,158
Rapid7 †	33,397	885,354
Rubrik Class A †	15,663	955,130
Semtech †	100,983	3,473,815
Silicon Laboratories †	19,297	2,172,263
SPS Commerce †	11,564	1,534,890
Varonis Systems †	71,777	2,903,380
WNS Holdings †	50,189	3,086,122
Workiva †	18,747	1,423,085
Yelp †	47,199	1,747,779
		45,207,926
Transportation — 3.07%
International Seaways	21,122	701,250
Kirby †	37,283	3,765,956
Knight-Swift Transportation Holdings	52,818	2,297,055
Saia †	1,344	469,634
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Werner Enterprises	47,682	$ 1,397,083
XPO †	12,157	1,307,850
		9,938,828
Utilities — 1.99%
Black Hills	47,664	2,890,822
Spire	45,148	3,532,831
		6,423,653
Total Common Stocks (cost $265,700,485)		320,571,938

Short-Term Investments — 0.91%
Money Market Mutual Funds — 0.91%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	733,607	733,607
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	733,607	733,607
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	733,607	733,607
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	733,605	733,605
Total Short-Term Investments (cost $2,934,426)		2,934,426
Total Value of Securities—100.01% (cost $268,634,911)		$323,506,364
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Macquarie Systematic Emerging Markets Equity Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 95.80%♦
Communication Services — 13.17%
Bharti Airtel	328,975	$ 6,650,653
China United Network Communications Class A	1,392,900	1,067,960
Kuaishou Technology 144A #, †	246,800	1,723,789
NetEase	900,600	18,286,412
Sitios Latinoamerica †	1	0
SK Telecom	236,468	8,912,716
Tencent Holdings	698,720	44,627,138
Turkcell Iletisim Hizmetleri	2,263,001	5,711,104
		86,979,772
Consumer Discretionary — 15.20%
Alibaba Group Holding	1,332,900	21,925,374
Bajaj Auto	37,201	3,414,953
Geely Automobile Holdings	2,850,000	6,094,494
Hero MotoCorp	283,209	12,290,318
Hyundai Motor	19,784	2,649,511
JD.com Class A	382,161	7,897,177
Kia	209,898	13,156,934
Maruti Suzuki India	23,106	3,103,974
Meituan Class B 144A #, †	611,412	12,241,676
Naspers Class N	20,406	5,028,323
PDD Holdings ADR †	24,639	2,916,026
Pop Mart International Group 144A #	327,000	6,576,602
Tata Motors	159,222	1,248,406
Vipshop Holdings ADR	119,041	1,866,563
		100,410,331
Consumer Staples — 3.40%
Ambev	3,131,497	7,441,246
BIM Birlesik Magazalar	275,914	3,331,908
Fix Price Group GDR 144A #, =, †	1,489,220	0
Hindustan Unilever	101,548	2,681,608
ITC	367,165	1,754,389
ITC Hotels †	36,716	84,843
JBS	686,407	4,949,776
Kweichow Moutai Class A	1	215
Wuliangye Yibin Class A	122,161	2,212,702
		22,456,687
Energy — 4.99%
Alamtri Resources Indonesia	14,431,500	1,603,214
China Petroleum and Chemical Class H	2,700,000	1,422,614
China Shenhua Energy Class A	479,592	2,536,282
China Shenhua Energy Class H	198,000	802,794
Coal India	2,520,034	11,683,206
LUKOIL PJSC =	276,569	0
Oil and Natural Gas	965,171	2,773,735
PetroChina Class H	4,654,000	3,761,980
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Petroleo Brasileiro	318,171	$ 2,283,781
Shaanxi Coal Industry Class A	1,323,000	3,614,136
Turkiye Petrol Rafinerileri	330,361	1,201,392
United Tractors	879,700	1,247,062
		32,930,196
Financials — 21.31%
Agricultural Bank of China Class A	7,494,900	5,353,721
Axis Bank	147,558	1,892,795
Banco do Brasil	1,058,408	5,234,125
Bank Central Asia	26,697,700	13,703,530
Bank Mandiri Persero	7,118,200	2,209,756
Bank of China Class A	6,168,879	4,763,810
Bank of China Class H	32,497,000	19,586,443
Bank Rakyat Indonesia Persero	11,247,200	2,718,808
Cathay Financial Holding	2,118,000	3,903,971
China Construction Bank Class A	3,020,500	3,677,898
China Construction Bank Class H	14,375,000	12,709,713
FirstRand	2,648,052	10,375,569
HDFC Bank	90,931	1,938,305
ICICI Bank	1,496,842	23,527,395
Industrial and Commercial Bank of China Class H	12,798,000	9,111,531
KB Financial Group	78,074	4,188,690
Krung Thai Bank	5,003,100	3,554,155
Powszechna Kasa Oszczednosci Bank Polski	387,173	7,517,728
Qifu Technology ADR	81,565	3,663,084
Saudi National Bank	120,000	1,143,523
Sberbank of Russia PJSC =	4,129,544	0
		140,774,550
Healthcare — 1.02%
Dong-E-E-Jiao Class A	86,800	723,563
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,007,088
Sun Pharmaceutical Industries	196,396	3,979,913
		6,710,564
Industrials — 7.33%
Bharat Electronics	1,243,727	4,350,491
COSCO SHIPPING Holdings Class A	515,300	1,033,911
Eva Airways	5,790,000	7,071,290
Evergreen Marine Taiwan	503,200	3,341,784
HD Korea Shipbuilding & Offshore Engineering	40,056	5,467,746
Hindustan Aeronautics	54,863	2,665,804
JD Logistics 144A #, †	1,218,000	1,965,968
KOC Holding	108,785	469,438
Weichai Power Class A	3,720,194	8,418,493

Schedules of investments
Macquarie Systematic Emerging Markets Equity Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Yang Ming Marine Transport	3,557,000	$ 7,970,508
Yutong Bus Class A	1,555,800	5,687,530
		48,442,963
Information Technology — 26.51%
Accton Technology	155,000	2,688,954
Asustek Computer	260,000	4,768,918
HCL Technologies	322,033	5,965,764
Hon Hai Precision Industry	1,940,000	8,530,683
Infosys	813,976	14,914,938
Lenovo Group	516,000	694,945
MediaTek	362,879	15,191,682
Novatek Microelectronics	333,000	5,466,004
Quanta Computer	178,000	1,203,554
Realtek Semiconductor	669,000	10,537,971
Samsung Electronics	530,755	20,833,711
SK Hynix	22,979	2,975,956
Taiwan Semiconductor Manufacturing	2,366,404	64,857,394
Tata Consultancy Services	391,009	16,448,409
		175,078,883
Materials — 1.85%
Huaibei Mining Holdings Class A	451,300	812,150
Jiangxi Copper Class A	913,500	2,902,359
Shandong Nanshan Aluminum Class A	5,799,100	3,046,813
Tata Steel	1,332,556	2,380,483
Vale	204,603	2,040,849
Zhongjin Gold Class A	539,100	1,045,981
		12,228,635
Real Estate — 0.76%
Emaar Development PJSC	653,299	2,168,903
Emaar Properties PJSC	792,585	2,870,370
		5,039,273
Utilities — 0.26%
Cia de Saneamento Basico do Estado de Sao Paulo	94,211	1,686,617
		1,686,617
Total Common Stocks (cost $508,673,265)		632,738,471

Preferred Stock — 2.06%
Energy — 2.06%
Petroleo Brasileiro 17.90% ω	2,088,474	13,625,614
Total Preferred Stock (cost $10,463,934)		13,625,614

	Number of shares	Value (US $)

Short-Term Investments — 2.27%
Money Market Mutual Funds — 2.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	3,745,391	$ 3,745,391
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	3,745,392	3,745,392
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	3,745,392	3,745,392
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	3,745,391	3,745,391
Total Short-Term Investments (cost $14,981,566)		14,981,566
Total Value of Securities—100.13% (cost $534,118,765)		$661,345,651
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $22,508,035, which represents 3.41% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Funds
March 31, 2025
	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fund
Assets:
Investments, at value*	$3,581,609,741	$477,395,903	$856,254,130	$2,322,294,046
Investments of affiliated issuers, at value**	—	—	—	48,431,199
Foreign currencies, at valueΔ	—	8,167,166	1,619,549	—
Cash	—	—	—	3,402,552
Cash collateral due from brokers	—	11,352,607	—	—
Receivable for fund shares sold	2,253,750	330,634	367,716	6,751,260
Dividends and interest receivable	1,574,739	4,614,415	832,190	41,491,773
Prepaid expenses	243,368	118,738	146,687	183,839
Foreign tax reclaims receivable	109,056	—	2,033,561	—
Receivable for securities sold	—	—	—	14,010,556
Unrealized appreciation on forward foreign currency exchange contracts	—	765,785	—	—
Upfront payments paid on over-the-counter credit default swap contracts	—	292,554	—	—
Variation margin due from broker on centrally cleared interest rate swap contracts	—	3,073	—	—
Unrealized appreciation on over-the-counter credit default swap contracts	—	3,248	—	—
Unrealized appreciation on unfunded loan commitments***	—	—	—	731
Other assets	39,792	11,893	18,320	58,519
Total Assets	3,585,830,446	503,056,016	861,272,153	2,436,624,475
Liabilities:
Options written, at valueΣ	—	18,375	—	—
Due to custodian	—	5,293,955	132,778	—
Payable for fund shares redeemed	5,830,753	1,026,577	1,004,528	12,008,014
Payable for securities purchased	4,921,051	3,748,050	—	46,915,955
Investment management fees payable to affiliates	1,798,466	178,480	308,649	874,409
Sub-transfer agent fees and expenses payable	872,502	149,697	64,901	656,169
Other accrued expenses	799,722	134,664	322,345	454,858
Distribution fees payable to affiliates	594,300	21,567	139,231	350,411
Distribution payable	—	—	—	298,635
Unrealized depreciation on forward foreign currency exchange contracts	—	7,202,390	—	—
Variation margin due to broker on futures contracts	—	23,690	—	—
Variation margin due to brokers on centrally cleared credit default swap contracts	—	10,980	—	—
Cash collateral due to brokers	—	448,356	—	—
Unrealized depreciation on over-the-counter credit default swap contracts	—	103,115	—	—
Accrued capital gains taxes on appreciated securities	—	—	836,402	—
Due to brokers on centrally cleared derivatives	—	491,217	—	—
IRS compliance fee for foreign withholding tax claims (see Note 1)	—	—	137,456	—
Tax expense payable (see Note 1)	—	—	—	2,873,445
Total Liabilities	14,816,794	18,851,113	2,946,290	64,431,896
Total Net Assets	$3,571,013,652	$484,204,903	$858,325,863	$2,372,192,579

Net Assets Consist of:
Paid-in capital	$1,786,186,410	$604,070,974	$606,708,107	$4,650,416,586
Total distributable earnings (loss)	1,784,827,242	(119,866,071)	251,617,756	(2,278,224,007)
Total Net Assets	$3,571,013,652	$484,204,903	$858,325,863	$2,372,192,579

Statements of assets and liabilities
Ivy Funds
	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fund
Net Asset Value

Class A:
Net assets	$2,633,515,911	$91,771,703	$631,960,987	$1,207,774,222
Shares of beneficial interest outstanding, unlimited authorization, no par	159,873,338	9,973,617	18,009,684	207,210,547
Net asset value per share	$16.47	$9.20	$35.09	$5.83
Sales charge	5.75%	4.50%	5.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$17.47	$9.63	$37.23	$6.10

Class C:
Net assets	$17,523,410	$1,185,150	$3,123,699	$76,912,819
Shares of beneficial interest outstanding, unlimited authorization, no par	1,556,514	128,921	153,687	13,211,941
Net asset value per share	$11.26	$9.19	$20.33	$5.82

Class R:
Net assets	$171,740	$1,043,215	$958,795	$31,504,277
Shares of beneficial interest outstanding, unlimited authorization, no par	10,628	113,780	28,301	5,409,909
Net asset value per share	$16.16	$9.17	$33.88	$5.82

Institutional Class:
Net assets	$814,242,678	$207,713,945	$203,757,678	$912,237,030
Shares of beneficial interest outstanding, unlimited authorization, no par	39,205,233	22,615,491	5,476,256	156,647,642
Net asset value per share	$20.77	$9.18	$37.21	$5.82

Class R6:
Net assets	$77,069,403	$180,145,864	$15,738,836	$97,069,320
Shares of beneficial interest outstanding, unlimited authorization, no par	3,698,803	19,621,090	421,963	16,661,976
Net asset value per share	$20.84	$9.18	$37.30	$5.83

Class Y:
Net assets	$28,490,510	$2,345,026	$2,785,868	$46,694,911
Shares of beneficial interest outstanding, unlimited authorization, no par	1,461,089	255,008	78,575	8,022,191
Net asset value per share	$19.50	$9.20	$35.45	$5.82
*Investments, at cost	$1,992,128,011	$479,204,240	$635,068,271	$2,412,023,811
**Investments of affiliated issuers, at cost	—	—	—	250,671,497
ΔForeign currencies, at cost	—	8,298,463	1,620,168	—
ΣOptions written, premium received	—	(101,994)	—	—
***See Note 13 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund
Assets:
Investments, at value*	$1,421,250,834	$7,694,837,556	$4,970,427,323	$931,223,102
Foreign currencies, at valueΔ	9,163,953	—	—	—
Cash	—	20,258,249	3,860	—
Foreign tax reclaims receivable	9,433,136	181,311	—	56,174
Receivable for fund shares sold	5,138,222	9,017,591	8,958,245	1,454,581
Dividends and interest receivable	3,159,213	2,846,579	1,538,174	1,247,548
Prepaid expenses	147,214	287,849	229,400	164,137
Receivable for securities sold	—	—	15,416,544	17,951,903
Other assets	3,738	59,378	34,916	—
Total Assets	1,448,296,310	7,727,488,513	4,996,608,462	952,097,445
Liabilities:
Due to custodian	1,985	—	—	—
Accrued capital gains taxes on appreciated securities	3,054,292	—	—	—
Payable for fund shares redeemed	2,399,405	15,138,355	16,040,804	2,889,925
Investment management fees payable to affiliates	459,500	3,040,427	2,519,045	581,241
Sub-transfer agent fees and expenses payable	430,939	1,300,139	967,294	258,707
Other accrued expenses	427,090	1,158,250	968,540	171,527
Distribution fees payable to affiliates	133,464	728,732	465,335	50,001
Payable for securities purchased	—	—	8,890,008	16,606,527
Total Liabilities	6,906,675	21,365,903	29,851,026	20,557,928
Total Net Assets	$1,441,389,635	$7,706,122,610	$4,966,757,436	$931,539,517

Net Assets Consist of:
Paid-in capital	$1,186,832,486	$3,337,307,596	$4,744,488,280	$625,433,926
Total distributable earnings (loss)	254,557,149	4,368,815,014	222,269,156	306,105,591
Total Net Assets	$1,441,389,635	$7,706,122,610	$4,966,757,436	$931,539,517

Statements of assets and liabilities
Ivy Funds
	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund
Net Asset Value

Class A:
Net assets	$431,679,821	$3,002,356,911	$1,616,500,081	$142,548,995
Shares of beneficial interest outstanding, unlimited authorization, no par	19,769,364	88,682,054	70,477,690	7,983,502
Net asset value per share	$21.84	$33.86	$22.94	$17.86
Sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$23.17	$35.93	$24.34	$18.95

Class C:
Net assets	$13,597,079	$59,937,956	$61,560,667	$13,847,223
Shares of beneficial interest outstanding, unlimited authorization, no par	717,206	2,650,023	3,934,593	777,215
Net asset value per share	$18.96	$22.62	$15.65	$17.82

Class R:
Net assets	$38,415,305	$30,488,977	$44,288,073	$10,634,379
Shares of beneficial interest outstanding, unlimited authorization, no par	1,758,652	983,624	2,071,114	596,136
Net asset value per share	$21.84	$31.00	$21.38	$17.84

Institutional Class:
Net assets	$714,047,735	$4,346,254,670	$2,149,899,449	$672,058,970
Shares of beneficial interest outstanding, unlimited authorization, no par	32,364,550	116,307,551	80,192,405	37,604,356
Net asset value per share	$22.06	$37.37	$26.81	$17.87

Class R6:
Net assets	$200,595,965	$230,031,396	$938,479,553	$80,035,441
Shares of beneficial interest outstanding, unlimited authorization, no par	9,054,765	6,089,917	34,464,375	4,478,902
Net asset value per share	$22.15	$37.77	$27.23	$17.87

Class Y:
Net assets	$43,053,730	$37,052,700	$156,029,613	$12,414,509
Shares of beneficial interest outstanding, unlimited authorization, no par	1,955,848	1,047,935	6,277,267	690,669
Net asset value per share	$22.01	$35.36	$24.86	$17.97
*Investments, at cost	$1,182,021,867	$3,519,607,187	$4,322,240,908	$669,047,059
ΔForeign currencies, at cost	9,232,569	—	—	—
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Small Cap Growth Fund	Macquarie Smid Cap Core Fund	Macquarie Systematic Emerging Markets Equity Fund
Assets:
Investments, at value*	$1,043,844,009	$323,506,364	$661,345,651
Foreign currencies, at valueΔ	—	—	174,417
Cash	20	—	10
Receivable for securities sold	1,964,871	—	—
Receivable for fund shares sold	1,103,892	428,924	842,244
Prepaid expenses	161,767	137,224	148,441
Dividends and interest receivable	137,151	252,642	2,268,395
Foreign tax reclaims receivable	—	—	23,641
Other assets	1,459	—	—
Total Assets	1,047,213,169	324,325,154	664,802,799
Liabilities:
Payable for fund shares redeemed	3,426,986	385,386	1,272,852
Payable for securities purchased	1,668,915	—	—
Investment management fees payable to affiliates	609,106	198,118	340,281
Sub-transfer agent fees and expenses payable	464,786	138,420	235,768
Other accrued expenses	326,961	81,404	279,033
Distribution fees payable to affiliates	145,741	39,956	49,226
Accrued capital gains taxes on appreciated securities	—	—	2,131,650
Total Liabilities	6,642,495	843,284	4,308,810
Total Net Assets	$1,040,570,674	$323,481,870	$660,493,989

Net Assets Consist of:
Paid-in capital	$864,849,515	$272,193,408	$539,467,290
Total distributable earnings (loss)	175,721,159	51,288,462	121,026,699
Total Net Assets	$1,040,570,674	$323,481,870	$660,493,989

Statements of assets and liabilities
Ivy Funds
	Macquarie Small Cap Growth Fund	Macquarie Smid Cap Core Fund	Macquarie Systematic Emerging Markets Equity Fund
Net Asset Value

Class A:
Net assets	$510,833,173	$103,556,509	$134,588,093
Shares of beneficial interest outstanding, unlimited authorization, no par	45,223,209	6,547,091	7,186,658
Net asset value per share	$11.30	$15.82	$18.73
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.99	$16.79	$19.87

Class C:
Net assets	$14,197,267	$8,532,804	$13,480,722
Shares of beneficial interest outstanding, unlimited authorization, no par	2,446,947	734,886	893,810
Net asset value per share	$5.80	$11.61	$15.08

Class R:
Net assets	$37,846,743	$20,360,386	$5,807,650
Shares of beneficial interest outstanding, unlimited authorization, no par	3,588,890	1,309,110	315,725
Net asset value per share	$10.55	$15.55	$18.39

Institutional Class:
Net assets	$360,964,919	$148,920,164	$384,443,559
Shares of beneficial interest outstanding, unlimited authorization, no par	18,296,385	8,102,598	19,623,768
Net asset value per share	$19.73	$18.38	$19.59

Class R6:
Net assets	$93,490,699	$36,722,238	$95,318,965
Shares of beneficial interest outstanding, unlimited authorization, no par	4,679,619	1,970,446	4,836,067
Net asset value per share	$19.98	$18.64	$19.71

Class Y:
Net assets	$23,237,873	$5,389,769	$26,855,000
Shares of beneficial interest outstanding, unlimited authorization, no par	1,337,223	311,375	1,399,325
Net asset value per share	$17.38	$17.31	$19.19
*Investments, at cost	$916,270,591	$268,634,911	$534,118,765
ΔForeign currencies, at cost	—	—	170,675
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds
Year ended March 31, 2025
	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fund
Investment Income:
Dividends	$45,935,079	$637,423	$11,474,612	$2,192,342
Interest from affiliated investments	—	—	—	1,431,942
Interest	—	21,758,941	—	189,892,540
Foreign withholding tax claims	—	—	230,654	—
IRS compliance fee for foreign withholding tax claims (see Note 1)	—	—	(160,359)	—
Foreign tax withheld	(598,375)	(7,888)	(828,610)	—
	45,336,704	22,388,476	10,716,297	193,516,824

Expenses:
Management fees	23,915,365	3,079,733	7,191,146	14,577,742
Tax expense (see Note 1)	—	—	—	2,873,445
Distribution expenses — Class A	7,130,178	239,261	1,489,021	3,276,246
Distribution expenses — Class C	189,440	14,966	31,234	975,730
Distribution expenses — Class R	861	4,750	4,640	169,009
Distribution expenses — Class Y	82,727	5,003	6,670	129,433
Dividend disbursing and transfer agent fees and expenses	3,096,295	472,432	935,118	2,659,056
Accounting and administration expenses	609,710	123,422	184,234	446,686
Legal fees	252,409	32,316	49,692	223,360
Reports and statements to shareholders expenses	212,737	77,728	84,539	228,726
Registration fees	176,999	109,646	87,961	120,186
Trustees’ fees	172,982	22,287	37,319	119,236
Custodian fees	45,832	43,298	86,045	75,019
Audit and tax fees	34,629	50,928	274,831	54,724
Excise tax	—	—	2,425	—
Other	174,663	118,122	218,920	648,171
	36,094,827	4,393,892	10,683,795	26,576,769
Less expenses waived	(469,342)	(790,855)	(1,667,683)	(2,049,708)
Less expenses paid indirectly	(5,137)	(37,499)	(2,666)	(39,931)
Total operating expenses	35,620,348	3,565,538	9,013,446	24,487,130
Net Investment Income (Loss)	9,716,356	18,822,938	1,702,851	169,029,694

Statements of operations
Ivy Funds
	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$501,398,491	$(3,291,819)	$61,568,739	$(104,306,019)
Affiliated investments	—	—	—	(7,235,911)
Foreign currencies	—	(1,962,604)	99,861	—
Forward foreign currency exchange contracts	—	9,968,275	—	—
Futures contracts	—	(1,760,642)	—	—
Options purchased	—	(815,454)	—	—
Options written	—	878,617	—	—
Swap contracts	—	(223,888)	—	—
Net increase from payment by affiliates[2]	—	—	2,311	225,710
Net realized gain (loss)	501,398,491	2,792,485	61,670,911	(111,316,220)

Net change in unrealized appreciation (depreciation) on:
Investments[3]	(212,329,494)	1,230,918	(19,646,648)	49,301,340
Affiliated investments	—	—	—	(35,021,121)
Foreign currencies	—	(22,293)	(29,186)	—
Forward foreign currency exchange contracts	—	(5,683,661)	—	—
Futures contracts	—	1,065,175	—	—
Options purchased	—	255,615	—	—
Options written	—	(205,114)	—	—
Swap contracts	—	1,674,013	—	—
Net change in unrealized appreciation (depreciation)	(212,329,494)	(1,685,347)	(19,675,834)	14,280,219
Net Realized and Unrealized Gain (Loss)	289,068,997	1,107,138	41,995,077	(97,036,001)
Net Increase (Decrease) in Net Assets Resulting from Operations	$298,785,353	$19,930,076	$43,697,928	$71,993,693
[1]	Includes $(833,253) capital gains taxes paid for Macquarie Global Growth Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $(22,069) on capital gains taxes accrued for Macquarie Global Growth Fund.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund
Investment Income:
Dividends	$36,792,215	$51,426,463	$28,621,513	$26,780,278
Foreign withholding tax claims	2,241,781	—	—	—
IRS compliance fee for foreign withholding tax claims (see Note 1)	(37,182)	—	—	—
Foreign tax withheld	(3,988,581)	(1,001,081)	—	—
	35,008,233	50,425,382	28,621,513	26,780,278

Expenses:
Management fees	12,851,968	47,348,401	48,970,453	9,231,805
Distribution expenses — Class A	1,079,325	7,897,504	4,643,292	386,278
Distribution expenses — Class C	169,479	644,062	785,844	163,965
Distribution expenses — Class R	198,696	174,454	266,459	59,681
Distribution expenses — Class Y	98,264	96,899	499,025	33,203
Dividend disbursing and transfer agent fees and expenses	1,702,619	7,682,643	6,446,613	1,153,218
Audit and tax fees	342,906	38,508	50,205	35,663
Accounting and administration expenses	282,604	1,261,106	1,012,359	205,797
Custodian fees	199,235	82,404	67,451	10,203
Legal fees	99,691	534,625	445,810	62,807
Reports and statements to shareholders expenses	97,519	565,048	559,122	126,218
Registration fees	91,053	230,026	176,186	104,612
Trustees’ fees	68,327	363,407	285,634	50,031
Excise tax	—	1,093	—	—
Other	485,946	813,160	695,962	39,532
	17,767,632	67,733,340	64,904,415	11,663,013
Less expenses waived	(4,315,166)	(6,747,362)	(10,258,449)	(2,073,888)
Less expenses paid indirectly	(9,866)	(86,451)	(20,261)	(2,064)
Total operating expenses	13,442,600	60,899,527	54,625,705	9,587,061
Net Investment Income (Loss)	21,565,633	(10,474,145)	(26,004,192)	17,193,217

Statements of operations
Ivy Funds
	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$128,168,918	$555,780,563	$742,235,343	$127,510,840
Foreign currencies	(3,762,318)	259	—	—
Forward foreign currency exchange contracts	(42,879)	—	—	—
Net increase from payment by affiliates[2]	1,025	—	—	—
Net realized gain (loss)	124,364,746	555,780,822	742,235,343	127,510,840

Net change in unrealized appreciation (depreciation) on:
Investments[3]	(68,691,437)	(114,095,811)	(1,433,147,247)	(132,660,067)
Foreign currencies	89,723	(488)	—	—
Net change in unrealized appreciation (depreciation)	(68,601,714)	(114,096,299)	(1,433,147,247)	(132,660,067)
Net Realized and Unrealized Gain (Loss)	55,763,032	441,684,523	(690,911,904)	(5,149,227)
Net Increase (Decrease) in Net Assets Resulting from Operations	$77,328,665	$431,210,378	$(716,916,096)	$12,043,990
[1]	Includes $(3,192,786) capital gains taxes paid for Macquarie International Core Equity Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $(51,817) capital gains taxes accrued for Macquarie International Core Equity Fund.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Small Cap Growth Fund	Macquarie Smid Cap Core Fund	Macquarie Systematic Emerging Markets Equity Fundφ
Investment Income:
Dividends	$3,173,708	$4,565,430	$27,762,930
Foreign tax withheld	—	—	(3,653,647)
	3,173,708	4,565,430	24,109,283

Expenses:
Management fees	10,824,888	2,936,681	6,771,528
Distribution expenses — Class A	1,504,674	282,227	373,980
Distribution expenses — Class C	176,096	103,626	152,028
Distribution expenses — Class R	216,589	109,883	29,881
Distribution expenses — Class Y	74,752	14,242	66,608
Dividend disbursing and transfer agent fees and expenses	1,541,844	412,947	1,041,558
Accounting and administration expenses	244,512	90,693	156,455
Reports and statements to shareholders expenses	143,830	40,070	102,324
Registration fees	101,176	88,476	85,657
Legal fees	93,981	19,342	43,409
Custodian fees	70,923	4,296	238,367
Trustees’ fees	59,199	15,731	32,397
Audit and tax fees	47,454	35,709	70,275
Excise tax	—	—	2,935
Other	185,356	17,749	51,889
	15,285,274	4,171,672	9,219,291
Less expenses waived	(2,038,285)	(634,163)	(3,078,771)
Less expenses paid indirectly	(5,104)	(736)	(2,455)
Total operating expenses	13,241,885	3,536,773	6,138,065
Net Investment Income (Loss)	(10,068,177)	1,028,657	17,971,218

Statements of operations
Ivy Funds
	Macquarie Small Cap Growth Fund	Macquarie Smid Cap Core Fund	Macquarie Systematic Emerging Markets Equity Fundφ
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$131,016,248	$4,963,432	$35,503,101
Foreign currencies	—	—	(1,122,853)
Net increase from payment by affiliates[2]	63	213	—
Net realized gain (loss)	131,016,311	4,963,645	34,380,248

Net change in unrealized appreciation (depreciation) on:
Investments[3]	(206,234,091)	(4,423,653)	(19,391,437)
Foreign currencies	—	—	(153,215)
Net change in unrealized appreciation (depreciation)	(206,234,091)	(4,423,653)	(19,544,652)
Net Realized and Unrealized Gain (Loss)	(75,217,780)	539,992	14,835,596
Net Increase (Decrease) in Net Assets Resulting from Operations	$(85,285,957)	$1,568,649	$32,806,814
φ	Consolidated statement of operations through November 27, 2024. See Note 1 in "Notes to financial statements."
[1]	Includes $(4,922,097) capital gains taxes paid for Macquarie Systematic Emerging Markets Equity Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $3,787,898 on capital gains taxes accrued for Macquarie Systematic Emerging Markets Equity Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Macquarie Core Equity Fund		Macquarie Global Bond Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,716,356	$7,962,846	$18,822,938	$16,648,366
Net realized gain (loss)	501,398,491	303,961,897	2,792,485	(2,761,436)
Net change in unrealized appreciation (depreciation)	(212,329,494)	627,513,039	(1,685,347)	5,582,606
Net increase (decrease) in net assets resulting from operations	298,785,353	939,437,782	19,930,076	19,469,536

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(321,268,286)	(293,561,457)	(3,048,524)	(3,467,339)
Class C	(2,924,978)	(2,540,114)	(35,767)	(51,171)
Class R	(20,082)	(16,076)	(29,259)	(8,900)
Institutional Class[1]	(77,561,865)	(66,889,139)	(7,288,723)	(6,906,950)
Class R6	(7,803,476)	(6,248,098)	(6,488,058)	(6,014,218)
Class Y	(4,172,452)	(2,655,220)	(65,205)	(67,568)
	(413,751,139)	(371,910,104)	(16,955,536)	(16,516,146)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	74,931,335	72,313,656	10,837,017	8,579,413
Class C	4,969,279	3,823,640	228,347	381,234
Class R	5,701	9,407	919,890	140,610
Institutional Class[1]	261,385,616	121,149,507	79,371,883	97,482,106
Class R6	18,416,140	24,109,346	40,382,588	54,900,887
Class Y	14,322,782	2,746,149	709,523	617,160

Net assets from reorganization:[2]
Class A	—	—	5,241,459	—
Class C	—	—	179,136	—
Institutional Class[1]	—	—	17,233,034	—
Class R6	—	—	40,681	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	318,513,474	291,171,207	3,028,377	3,446,724
Class C	2,912,033	2,539,546	35,767	51,171
Class R	17,434	13,773	29,259	8,900
Institutional Class[1]	77,450,578	66,824,616	7,283,602	6,900,091
Class R6	7,397,482	5,873,722	6,488,058	6,013,843
Class Y	4,169,310	2,652,494	64,732	67,113
	784,491,164	593,227,063	172,073,353	178,589,252

Statements of changes in net assets
Ivy Funds
	Macquarie Core Equity Fund		Macquarie Global Bond Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(512,467,584)	$(511,589,178)	$(24,362,402)	$(27,253,320)
Class C	(6,906,140)	(7,519,044)	(1,000,585)	(1,380,892)
Class R	(4,155)	(126,027)	(260,901)	(67,680)
Institutional Class[1]	(272,770,584)	(296,767,446)	(107,899,953)	(74,081,448)
Class R6	(17,792,169)	(19,955,106)	(38,919,602)	(24,350,369)
Class Y	(19,668,849)	(4,466,928)	(437,668)	(572,871)
	(829,609,481)	(840,423,729)	(172,881,111)	(127,706,580)
Increase (decrease) in net assets derived from capital share transactions	(45,118,317)	(247,196,666)	(807,758)	50,882,672
Net Increase (Decrease) in Net Assets	(160,084,103)	320,331,012	2,166,782	53,836,062

Net Assets:
Beginning of year	3,731,097,755	3,410,766,743	482,038,121	428,202,059
End of year	$3,571,013,652	$3,731,097,755	$484,204,903	$482,038,121
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[2]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Global Growth Fund		Macquarie High Income Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,702,851	$3,932,770	$169,029,694	$177,704,715
Net realized gain (loss)	61,668,600[1]	34,817,518	(111,541,930) [1]	(154,750,162)
Net increase from payment by affiliates	2,311[2]	—	225,710[2]	—
Net change in unrealized appreciation (depreciation)	(19,675,834)	76,992,467	14,280,219	237,791,544
Net increase (decrease) in net assets resulting from operations	43,697,928	115,742,755	71,993,693	260,746,097

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(24,661,694)	(18,813,448)	(84,054,737)	(82,468,506)
Class C	(220,057)	(200,133)	(5,530,714)	(8,185,702)
Class R	(35,996)	(42,509)	(2,088,530)	(2,328,704)
Institutional Class[3]	(7,704,434)	(9,470,074)	(70,255,033)	(76,344,445)
Class R6	(605,049)	(288,911)	(6,649,197)	(3,885,465)
Class Y	(112,841)	(97,458)	(3,328,822)	(4,476,363)
	(33,340,071)	(28,912,533)	(171,907,033)	(177,689,185)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	15,220,170	12,778,660	74,002,559	92,882,697
Class C	422,694	258,771	5,894,185	9,596,648
Class R	51,510	15,453	2,288,500	1,572,232
Institutional Class[3]	34,172,803	26,341,804	226,968,018	270,167,093
Class R6	1,219,046	12,416,820	21,300,913	15,747,080
Class Y	110,651	243,798	14,072,884	25,801,936

Net assets from reorganization:[4]
Class A	346,631,874	—	305,506,943	—
Class C	1,756,259	—	2,359,840	—
Class R	254,446	—	2,183,570	—
Institutional Class[3]	77,820,374	—	92,964,377	—
Class R6	1,452,085	—	52,245,469	—
Class Y	1,189,737	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	24,452,129	18,628,974	81,188,429	80,766,869
Class C	219,127	200,133	5,514,417	8,154,038
Class R	28,541	42,509	2,087,840	2,327,696
Institutional Class[3]	7,688,919	9,447,996	70,005,513	76,026,993
Class R6	531,155	158,194	6,349,732	3,770,742
Class Y	112,824	97,458	3,177,350	4,241,189
	513,334,344	80,630,570	968,110,539	591,055,213

Statements of changes in net assets
Ivy Funds
	Macquarie Global Growth Fund		Macquarie High Income Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(107,654,648)	$(73,551,426)	$(314,400,416)	$(298,929,610)
Class C	(1,344,858)	(751,574)	(45,067,607)	(51,553,250)
Class R	(150,390)	(123,165)	(6,470,054)	(6,600,844)
Institutional Class[3]	(96,588,153)	(84,761,157)	(450,501,837)	(403,584,653)
Class R6	(2,351,845)	(1,660,958)	(32,381,108)	(27,926,487)
Class Y	(490,131)	(248,236)	(24,781,066)	(44,421,962)
	(208,580,025)	(161,096,516)	(873,602,088)	(833,016,806)
Increase (decrease) in net assets derived from capital share transactions	304,754,319	(80,465,946)	94,508,451	(241,961,593)
Net Increase (Decrease) in Net Assets	315,112,176	6,364,276	(5,404,889)	(158,904,681)

Net Assets:
Beginning of year	543,213,687	536,849,411	2,377,597,468	2,536,502,149
End of year	$858,325,863	$543,213,687	$2,372,192,579	$2,377,597,468
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[4]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie International Core Equity Fund		Macquarie Large Cap Growth Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$21,565,633	$28,910,846	$(10,474,145)	$(6,279,987)
Net realized gain (loss)	124,363,721[1]	17,480,643	555,780,822	266,207,058
Net increase from payment by affiliates	1,025[2]	—	—	—
Net change in unrealized appreciation (depreciation)	(68,601,714)	130,237,640	(114,096,299)	1,496,273,822
Net increase (decrease) in net assets resulting from operations	77,328,665	176,629,129	431,210,378	1,756,200,893

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,896,018)	(6,938,040)	(55,002,005)	(71,124,444)
Class C	—	(397,168)	(1,604,520)	(2,370,903)
Class R	(109,473)	(899,770)	(632,720)	(1,016,916)
Institutional Class[3]	(6,082,082)	(18,729,967)	(70,881,552)	(95,913,304)
Class R6	(1,668,996)	(6,919,437)	(3,983,025)	(6,873,786)
Class Y	(301,857)	(1,002,897)	(667,666)	(856,757)
	(11,058,426)	(34,887,279)	(132,771,488)	(178,156,110)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	31,407,534	34,968,582	160,674,595	165,396,364
Class C	789,494	1,806,645	11,128,330	18,344,210
Class R	1,908,395	1,610,466	7,069,847	21,865,178
Institutional Class[3]	132,395,879	128,415,772	1,673,648,934	1,113,500,494
Class R6	49,807,966	51,026,945	57,229,444	137,460,796
Class Y	16,624,509	6,515,359	11,111,238	11,133,924

Net assets from reorganization:[4]
Class A	170,156,916	—	681,836,868	—
Class C	2,685,826	—	4,161,517	—
Class R	1,264,239	—	777,982	—
Institutional Class[3]	126,336,155	—	91,304,688	—
Class R6	2,879,210	—	—	—
Class Y	461,972	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,854,821	6,801,900	54,560,161	70,618,650
Class C	—	394,738	1,599,407	2,359,764
Class R	109,441	899,526	632,720	1,016,916
Institutional Class[3]	5,875,277	18,067,945	70,312,488	95,003,003
Class R6	1,638,525	6,816,147	3,683,658	6,012,352
Class Y	301,019	999,883	665,924	853,220
	547,497,178	258,323,908	2,830,397,801	1,643,564,871

Statements of changes in net assets
Ivy Funds
	Macquarie International Core Equity Fund		Macquarie Large Cap Growth Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(85,350,082)	$(57,382,190)	$(538,892,000)	$(434,051,912)
Class C	(8,873,347)	(14,618,595)	(19,396,104)	(16,851,440)
Class R	(7,150,401)	(7,991,061)	(13,603,920)	(4,600,692)
Institutional Class[3]	(276,400,641)	(250,918,497)	(1,485,027,187)	(985,306,170)
Class R6	(109,140,924)	(82,745,524)	(161,363,855)	(80,617,387)
Class Y	(14,733,516)	(14,022,940)	(8,765,069)	(11,968,805)
	(501,648,911)	(427,678,807)	(2,227,048,135)	(1,533,396,406)
Increase (decrease) in net assets derived from capital share transactions	45,848,267	(169,354,899)	603,349,666	110,168,465
Net Increase (Decrease) in Net Assets	112,118,506	(27,613,049)	901,788,556	1,688,213,248

Net Assets:
Beginning of year	1,329,271,129	1,356,884,178	6,804,334,054	5,116,120,806
End of year	$1,441,389,635	$1,329,271,129	$7,706,122,610	$6,804,334,054
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[4]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Mid Cap Growth Fund		Macquarie Mid Cap Income Opportunities Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(26,004,192)	$(18,538,992)	$17,193,217	$21,385,953
Net realized gain (loss)	742,235,343	219,577,322	127,510,840	55,256,132
Net change in unrealized appreciation (depreciation)	(1,433,147,247)	658,199,829	(132,660,067)	132,600,856
Net increase (decrease) in net assets resulting from operations	(716,916,096)	859,238,159	12,043,990	209,242,941

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(135,508,942)	(95,139,802)	(15,884,639)	(8,479,839)
Class C	(7,892,680)	(5,878,732)	(1,538,512)	(848,362)
Class R	(3,971,070)	(3,803,348)	(1,188,751)	(523,721)
Institutional Class[1]	(168,850,488)	(161,797,407)	(84,563,200)	(46,567,429)
Class R6	(69,127,950)	(66,481,420)	(9,471,480)	(4,928,124)
Class Y	(12,173,383)	(13,209,909)	(1,347,151)	(699,549)
	(397,524,513)	(346,310,618)	(113,993,733)	(62,047,024)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	62,581,778	100,687,868	10,900,284	10,887,181
Class C	5,374,726	8,058,894	789,799	1,146,923
Class R	5,184,735	8,663,186	1,581,672	11,352,814
Institutional Class[1]	528,665,889	615,587,206	158,489,110	167,713,173
Class R6	217,744,473	385,714,959	12,637,834	20,248,494
Class Y	30,378,092	33,675,695	1,174,280	4,415,257

Net assets from reorganization:[2]
Class A	643,330,310	—	—	—
Class C	32,772,506	—	—	—
Class R	7,649,278	—	—	—
Institutional Class[1]	353,505,893	—	—	—
Class R6	36,218,815	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	134,050,398	94,546,286	15,872,330	8,475,788
Class C	7,841,295	5,861,944	1,537,608	846,649
Class R	3,966,467	3,801,311	1,188,750	523,720
Institutional Class[1]	166,340,845	158,778,651	82,302,094	45,347,853
Class R6	68,916,553	66,325,689	9,073,487	4,727,476
Class Y	12,156,889	13,193,766	1,344,408	697,947
	2,316,678,942	1,494,895,455	296,891,656	276,383,275

Statements of changes in net assets
Ivy Funds
	Macquarie Mid Cap Growth Fund		Macquarie Mid Cap Income Opportunities Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(423,223,872)	$(342,792,633)	$(34,161,411)	$(46,602,537)
Class C	(36,347,914)	(24,193,661)	(5,711,716)	(5,979,742)
Class R	(16,556,152)	(20,642,621)	(4,126,890)	(1,552,003)
Institutional Class[1]	(1,461,209,081)	(863,664,699)	(359,066,701)	(453,495,989)
Class R6	(467,442,480)	(326,126,108)	(29,060,723)	(29,774,708)
Class Y	(76,614,434)	(61,642,216)	(3,708,984)	(3,722,108)
	(2,481,393,933)	(1,639,061,938)	(435,836,425)	(541,127,087)
Decrease in net assets derived from capital share transactions	(164,714,991)	(144,166,483)	(138,944,769)	(264,743,812)
Net Increase (Decrease) in Net Assets	(1,279,155,600)	368,761,058	(240,894,512)	(117,547,895)

Net Assets:
Beginning of year	6,245,913,036	5,877,151,978	1,172,434,029	1,289,981,924
End of year	$4,966,757,436	$6,245,913,036	$931,539,517	$1,172,434,029
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[2]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Small Cap Growth Fund		Macquarie Smid Cap Core Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(10,068,177)	$(9,567,954)	$1,028,657	$1,286,569
Net realized gain (loss)	131,016,248[1]	71,849,436	4,963,432[1]	5,714,445
Net increase from payment by affiliates	63[2]	—	213[2]	—
Net change in unrealized appreciation (depreciation)	(206,234,091)	152,099,587	(4,423,653)	54,446,145
Net increase (decrease) in net assets resulting from operations	(85,285,957)	214,381,069	1,568,649	61,447,159

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(34,271,912)	(29,855,478)	(317,925)	(798,437)
Class C	(1,929,041)	(1,435,283)	(11,186)	(68,283)
Class R	(2,666,405)	(2,201,928)	(27,210)	(106,682)
Institutional Class[3]	(15,359,796)	(14,786,057)	(504,860)	(985,384)
Class R6	(4,161,858)	(4,918,319)	(155,266)	(304,657)
Class Y	(1,124,222)	(1,715,869)	(11,043)	(31,304)

Return of capital:
Class A	—	—	—	(73,639)
Class C	—	—	—	(7,649)
Class R	—	—	—	(13,197)
Institutional Class[3]	—	—	—	(97,546)
Class R6	—	—	—	(26,377)
Class Y	—	—	—	(3,529)
	(59,513,234)	(54,912,934)	(1,027,490)	(2,516,684)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	24,676,263	30,659,253	11,497,050	11,360,682
Class C	1,798,804	1,354,222	1,076,321	1,003,583
Class R	3,067,937	3,642,078	3,085,234	2,816,715
Institutional Class[3]	95,499,301	104,265,428	56,516,094	22,008,105
Class R6	18,567,784	40,393,224	5,782,871	5,870,655
Class Y	3,135,837	6,850,038	598,916	791,915

Net assets from reorganization:[4]
Class A	19,820,021	—	—	—
Class C	4,221,604	—	—	—
Class R	1,475,192	—	—	—
Institutional Class[3]	64,499,652	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	34,141,794	29,769,259	316,563	869,016
Class C	1,922,282	1,435,035	11,186	75,925
Class R	2,666,405	2,201,928	27,210	119,879
Institutional Class[3]	15,203,093	14,606,311	497,724	1,071,072
Class R6	3,993,679	4,795,767	155,266	331,018
Class Y	1,124,097	1,715,667	11,027	34,768
	295,813,745	241,688,210	79,575,462	46,353,333

Statements of changes in net assets
Ivy Funds
	Macquarie Small Cap Growth Fund		Macquarie Smid Cap Core Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(138,037,888)	$(160,032,340)	$(24,290,069)	$(28,109,077)
Class C	(7,475,399)	(7,606,558)	(3,693,714)	(4,050,880)
Class R	(8,441,688)	(8,537,983)	(4,422,088)	(3,486,649)
Institutional Class[3]	(239,850,442)	(272,099,839)	(52,603,419)	(63,935,836)
Class R6	(91,025,463)	(49,544,369)	(10,353,142)	(12,363,169)
Class Y	(12,029,542)	(52,757,296)	(1,000,214)	(1,391,387)
	(496,860,422)	(550,578,385)	(96,362,646)	(113,336,998)
Decrease in net assets derived from capital share transactions	(201,046,677)	(308,890,175)	(16,787,184)	(66,983,665)
Net Decrease in Net Assets	(345,845,868)	(149,422,040)	(16,246,025)	(8,053,190)

Net Assets:
Beginning of year	1,386,416,542	1,535,838,582	339,727,895	347,781,085
End of year	$1,040,570,674	$1,386,416,542	$323,481,870	$339,727,895
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[4]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie Systematic Emerging Markets Equity Fundφ
	Year ended
	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$17,971,218	$22,478,943
Net realized gain (loss)	34,380,248	(18,653,640)
Net change in unrealized appreciation (depreciation)	(19,544,652)	71,857,685
Net increase (decrease) in net assets resulting from operations	32,806,814	75,682,988

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,556,758)	(5,063,707)
Class C	(586,978)	(570,330)
Class R	(185,407)	(169,014)
Institutional Class[1]	(12,934,228)	(14,869,547)
Class R6	(3,499,420)	(4,253,760)
Class Y	(826,183)	(797,906)
	(22,588,974)	(25,724,264)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	12,334,270	13,160,128
Class C	3,978,117	778,227
Class R	990,699	975,923
Institutional Class[1]	87,322,698	71,028,894
Class R6	19,299,080	21,769,826
Class Y	6,249,361	7,277,753

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,505,238	5,003,604
Class C	586,655	570,305
Class R	184,915	168,564
Institutional Class[1]	11,831,001	13,996,689
Class R6	3,395,931	4,168,267
Class Y	826,151	797,877
	151,504,116	139,696,057

Statements of changes in net assets
Ivy Funds
	Macquarie Systematic Emerging Markets Equity Fundφ
	Year ended
	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(42,664,345)	$(49,810,065)
Class C	(7,621,248)	(8,856,463)
Class R	(1,299,744)	(1,698,041)
Institutional Class[1]	(153,778,389)	(213,874,674)
Class R6	(49,372,201)	(58,350,607)
Class Y	(7,519,844)	(10,427,108)
	(262,255,771)	(343,016,958)
Decrease in net assets derived from capital share transactions	(110,751,655)	(203,320,901)
Net Decrease in Net Assets	(100,533,815)	(153,362,177)

Net Assets:
Beginning of year	761,027,804	914,389,981
End of year	$660,493,989	$761,027,804
φ	Consolidated statements of changes in net assets through November 27, 2024. See Note 1 in "Notes to financial statements."
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Core Equity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.11	$14.69	$18.10	$18.01	$11.73

Income (loss) from investment operations:
Net investment income[1]	0.04	0.03	0.05	0.04	0.06
Net realized and unrealized gain (loss)	1.46	4.29	(1.36)	2.56	6.65
Total from investment operations	1.50	4.32	(1.31)	2.60	6.71

Less dividends and distributions from:
Net investment income	(0.03)	(0.06)	(0.08)	(0.09)	(0.04)
Net realized gain	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	(2.14)	(1.90)	(2.10)	(2.51)	(0.43)

Net asset value, end of period	$16.47	$17.11	$14.69	$18.10	$18.01

Total return[2]	7.94%[3]	31.18%[3]	(6.71%)[3]	13.88%	57.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,633,516	$2,846,374	$2,574,630	$3,424,139	$3,411[4]
Ratio of expenses to average net assets[5]	0.99%	1.00%	1.00%	0.97%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	1.03%	0.97%	1.00%
Ratio of net investment income to average net assets	0.20%	0.18%	0.32%	0.19%	0.36%
Ratio of net investment income to average net assets prior to fees waived	0.18%	0.18%	0.29%	0.19%	0.36%
Portfolio turnover	24%	35%	37%	36%	49%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Core Equity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.34	$11.09	$14.27	$14.65	$9.63

Income (loss) from investment operations:
Net investment loss[1]	(0.07) [2]	(0.07)	(0.06)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	1.10	3.17	(1.10)	2.10	5.45
Total from investment operations	1.03	3.10	(1.16)	1.99	5.39

Less dividends and distributions from:
Net investment income	—	(0.01)	—	(0.01)	—
Net realized gain	(2.11)	(1.84)	(2.02)	(2.36)	(0.37)
Total dividends and distributions	(2.11)	(1.85)	(2.02)	(2.37)	(0.37)

Net asset value, end of period	$11.26	$12.34	$11.09	$14.27	$14.65

Total return[3]	7.17%[4]	30.19%[4]	(7.48%)[4]	12.85%	56.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,523	$18,101	$17,253	$27,556	$33[5]
Ratio of expenses to average net assets[6]	1.74%	1.75%	1.84%	1.85%	1.88%
Ratio of expenses to average net assets prior to fees waived[6]	1.76%	1.75%	1.99%	1.85%	1.88%
Ratio of net investment loss to average net assets	(0.55%)	(0.57%)	(0.52%)	(0.70%)	(0.51%)
Ratio of net investment loss to average net assets prior to fees waived	(0.57%)	(0.57%)	(0.67%)	(0.70%)	(0.51%)
Portfolio turnover	24%	35%	37%	36%	49%
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Core Equity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.84	$14.47	$17.88	$17.82	$11.62

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)[2]	(0.01)	0.01	(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.44	4.22	(1.35)	2.53	6.59
Total from investment operations	1.43	4.21	(1.34)	2.49	6.58

Less dividends and distributions from:
Net investment income	—[3]	—	(0.05)	(0.04)	—
Net realized gain	(2.11)	(1.84)	(2.02)	(2.39)	(0.38)
Total dividends and distributions	(2.11)	(1.84)	(2.07)	(2.43)	(0.38)

Net asset value, end of period	$16.16	$16.84	$14.47	$17.88	$17.82

Total return[4]	7.67%[5]	30.84%[5]	(6.98%)[5]	13.42%	56.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172	$161	$231	$212	$1[6]
Ratio of expenses to average net assets[7]	1.24%	1.25%	1.30%	1.39%	1.40%
Ratio of expenses to average net assets prior to fees waived[7]	1.26%	1.25%	1.31%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	(0.05%)	(0.07%)	0.03%	(0.22%)	(0.04%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.07%)	(0.07%)	0.02%	(0.22%)	(0.04%)
Portfolio turnover	24%	35%	37%	36%	49%
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Core Equity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.06	$17.67	$21.24	$20.77	$13.47

Income (loss) from investment operations:
Net investment income[1]	0.10	0.08	0.10	0.08	0.10
Net realized and unrealized gain (loss)	1.78	5.22	(1.57)	2.93	7.66
Total from investment operations	1.88	5.30	(1.47)	3.01	7.76

Less dividends and distributions from:
Net investment income	(0.06)	(0.07)	(0.08)	(0.12)	(0.07)
Net realized gain	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	(2.17)	(1.91)	(2.10)	(2.54)	(0.46)

Net asset value, end of period	$20.77	$21.06	$17.67	$21.24	$20.77

Total return[2]	8.23%[3]	31.50%[3]	(6.46%)	14.00%	57.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$814,243	$764,906	$744,911	$1,070,912	$1,101[4]
Ratio of expenses to average net assets[5]	0.74%	0.75%	0.78%	0.79%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.76%	0.75%	0.78%	0.79%	0.81%
Ratio of net investment income to average net assets	0.45%	0.43%	0.55%	0.37%	0.55%
Ratio of net investment income to average net assets prior to fees waived	0.43%	0.43%	0.55%	0.37%	0.55%
Portfolio turnover	24%	35%	37%	36%	49%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Core Equity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.13	$17.73	$21.31	$20.82	$13.50

Income (loss) from investment operations:
Net investment income[1]	0.12	0.09	0.12	0.12	0.12
Net realized and unrealized gain (loss)	1.78	5.24	(1.59)	2.94	7.68
Total from investment operations	1.90	5.33	(1.47)	3.06	7.80

Less dividends and distributions from:
Net investment income	(0.08)	(0.09)	(0.09)	(0.15)	(0.09)
Net realized gain	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	(2.19)	(1.93)	(2.11)	(2.57)	(0.48)

Net asset value, end of period	$20.84	$21.13	$17.73	$21.31	$20.82

Total return[2]	8.31%[3]	31.60%[3]	(6.44%)	14.23%	58.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,069	$70,743	$48,677	$91,633	$90[4]
Ratio of expenses to average net assets[5]	0.67%	0.70%	0.69%	0.64%	0.66%
Ratio of expenses to average net assets prior to fees waived[5]	0.69%	0.70%	0.69%	0.64%	0.66%
Ratio of net investment income to average net assets	0.52%	0.48%	0.64%	0.52%	0.68%
Ratio of net investment income to average net assets prior to fees waived	0.50%	0.48%	0.64%	0.52%	0.68%
Portfolio turnover	24%	35%	37%	36%	49%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Core Equity Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.93	$16.83	$20.38	$20.01	$13.00

Income (loss) from investment operations:
Net investment income[1]	0.04	0.03	0.07	0.07	0.09
Net realized and unrealized gain (loss)	1.70	4.95	(1.52)	2.83	7.37
Total from investment operations	1.74	4.98	(1.45)	2.90	7.46

Less dividends and distributions from:
Net investment income	(0.06)	(0.04)	(0.08)	(0.11)	(0.06)
Net realized gain	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	(2.17)	(1.88)	(2.10)	(2.53)	(0.45)

Net asset value, end of period	$19.50	$19.93	$16.83	$20.38	$20.01

Total return[2]	7.99%[3]	31.13%	(6.63%)[3]	13.99%[3]	57.75%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,491	$30,813	$25,065	$29,855	$26[4]
Ratio of expenses to average net assets[5]	0.99%	1.00%	0.94%	0.84%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	0.97%	1.04%	1.05%
Ratio of net investment income to average net assets	0.21%	0.18%	0.39%	0.32%	0.50%
Ratio of net investment income to average net assets prior to fees waived	0.19%	0.18%	0.36%	0.12%	0.30%
Portfolio turnover	24%	35%	37%	36%	49%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.15	$9.09	$9.57	$10.26	$9.26

Income (loss) from investment operations:
Net investment income[1]	0.33	0.32	0.24	0.25	0.32
Net realized and unrealized gain (loss)	0.01	0.05	(0.44)	(0.69)	0.95
Total from investment operations	0.34	0.37	(0.20)	(0.44)	1.27

Less dividends and distributions from:
Net investment income	(0.29)	(0.31)	(0.28)	(0.25)	(0.27)
Total dividends and distributions	(0.29)	(0.31)	(0.28)	(0.25)	(0.27)

Net asset value, end of period	$9.20	$9.15	$9.09	$9.57	$10.26

Total return[2]	3.82%	4.19%	(2.00%)	(4.39%)	13.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$91,772	$96,400	$111,266	$150,133	$178[3]
Ratio of expenses to average net assets[4]	0.96%[5]	0.97%[6]	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[4]	1.13%[5]	1.09%[6]	1.24%	1.19%	1.20%
Ratio of net investment income to average net assets	3.58%	3.58%	2.64%	2.46%	3.18%
Ratio of net investment income to average net assets prior to fees waived	3.41%	3.46%	2.36%	2.23%	2.94%
Portfolio turnover	226%	181%	124%	50%	43%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.96% and 1.08%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.14	$9.09	$9.57	$10.25	$9.26

Income (loss) from investment operations:
Net investment income[1]	0.26	0.25	0.17	0.17	0.25
Net realized and unrealized gain (loss)	0.01	0.05	(0.43)	(0.68)	0.94
Total from investment operations	0.27	0.30	(0.26)	(0.51)	1.19

Less dividends and distributions from:
Net investment income	(0.22)	(0.25)	(0.22)	(0.17)	(0.20)
Total dividends and distributions	(0.22)	(0.25)	(0.22)	(0.17)	(0.20)

Net asset value, end of period	$9.19	$9.14	$9.09	$9.57	$10.25

Total return[2]	3.01%	3.36%	(2.68%)	(5.04%)	12.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,185	$1,729	$2,675	$3,499	$4[3]
Ratio of expenses to average net assets[4]	1.71%[5]	1.72%[6]	1.71%	1.72%	1.72%
Ratio of expenses to average net assets prior to fees waived[4]	1.88%[5]	1.84%[6]	2.06%	1.97%	1.96%
Ratio of net investment income to average net assets	2.83%	2.83%	1.91%	1.69%	2.45%
Ratio of net investment income to average net assets prior to fees waived	2.66%	2.71%	1.56%	1.44%	2.21%
Portfolio turnover	226%	181%	124%	50%	43%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 1.71% and 1.83%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.13	$9.07	$9.55	$10.23	$9.24

Income (loss) from investment operations:
Net investment income[1]	0.30	0.30	0.21	0.20	0.28
Net realized and unrealized gain (loss)	0.01	0.05	(0.43)	(0.68)	0.93
Total from investment operations	0.31	0.35	(0.22)	(0.48)	1.21

Less dividends and distributions from:
Net investment income	(0.27)	(0.29)	(0.26)	(0.20)	(0.22)
Total dividends and distributions	(0.27)	(0.29)	(0.26)	(0.20)	(0.22)

Net asset value, end of period	$9.17	$9.13	$9.07	$9.55	$10.23

Total return[2]	3.50%[3]	3.98%[3]	(2.31%)[3]	(4.77%)	13.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,043	$342	$257	$260	$—[4,5]
Ratio of expenses to average net assets[6]	1.21%[7]	1.22%[8]	1.29%	1.45%	1.46%
Ratio of expenses to average net assets prior to fees waived[6]	1.38%[7]	1.34%[8]	1.31%	1.45%	1.46%
Ratio of net investment income to average net assets	3.33%	3.33%	2.35%	1.96%	2.77%
Ratio of net investment income to average net assets prior to fees waived	3.16%	3.21%	2.33%	1.96%	2.77%
Portfolio turnover	226%	181%	124%	50%	43%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[8]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 1.21% and 1.33%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.14	$9.09	$9.57	$10.25	$9.26

Income (loss) from investment operations:
Net investment income[1]	0.35	0.34	0.26	0.27	0.35
Net realized and unrealized gain (loss)	0.01	0.05	(0.43)	(0.68)	0.93
Total from investment operations	0.36	0.39	(0.17)	(0.41)	1.28

Less dividends and distributions from:
Net investment income	(0.32)	(0.34)	(0.31)	(0.27)	(0.29)
Total dividends and distributions	(0.32)	(0.34)	(0.31)	(0.27)	(0.29)

Net asset value, end of period	$9.18	$9.14	$9.09	$9.57	$10.25

Total return[2]	3.97%	4.44%	(1.76%)	(4.08%)	13.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,714	$210,566	$179,446	$198,358	$241[3]
Ratio of expenses to average net assets[4]	0.71%[5]	0.72%[6]	0.72%	0.74%	0.74%
Ratio of expenses to average net assets prior to fees waived[4]	0.88%[5]	0.84%[6]	0.75%	0.86%	0.89%
Ratio of net investment income to average net assets	3.83%	3.83%	2.91%	2.67%	3.39%
Ratio of net investment income to average net assets prior to fees waived	3.66%	3.71%	2.88%	2.55%	3.24%
Portfolio turnover	226%	181%	124%	50%	43%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.71% and 0.83%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.13	$9.09	$9.57	$10.26	$9.26

Income (loss) from investment operations:
Net investment income[1]	0.36	0.35	0.26	0.27	0.34
Net realized and unrealized gain (loss)	0.02	0.05	(0.43)	(0.68)	0.95
Total from investment operations	0.38	0.40	(0.17)	(0.41)	1.29

Less dividends and distributions from:
Net investment income	(0.33)	(0.36)	(0.31)	(0.28)	(0.29)
Total dividends and distributions	(0.33)	(0.36)	(0.31)	(0.28)	(0.29)

Net asset value, end of period	$9.18	$9.13	$9.09	$9.57	$10.26

Total return[2]	4.22%[3]	4.50%[3]	(1.75%)	(4.14%)	14.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180,146	$171,002	$132,679	$143,870	$62[4]
Ratio of expenses to average net assets[5]	0.58%[6]	0.64%[7]	0.73%	0.70%	0.72%
Ratio of expenses to average net assets prior to fees waived[5]	0.75%[6]	0.74%[7]	0.73%	0.70%	0.72%
Ratio of net investment income to average net assets	3.95%	3.91%	2.90%	2.65%	3.32%
Ratio of net investment income to average net assets prior to fees waived	3.78%	3.81%	2.90%	2.65%	3.32%
Portfolio turnover	226%	181%	124%	50%	43%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.63% and 0.73%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Bond Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.15	$9.09	$9.58	$10.26	$9.26

Income (loss) from investment operations:
Net investment income[1]	0.33	0.32	0.25	0.25	0.32
Net realized and unrealized gain (loss)	0.02	0.05	(0.45)	(0.68)	0.95
Total from investment operations	0.35	0.37	(0.20)	(0.43)	1.27

Less dividends and distributions from:
Net investment income	(0.30)	(0.31)	(0.29)	(0.25)	(0.27)
Total dividends and distributions	(0.30)	(0.31)	(0.29)	(0.25)	(0.27)

Net asset value, end of period	$9.20	$9.15	$9.09	$9.58	$10.26

Total return[2]	3.84%	4.21%	(2.06%)	(4.29%)	13.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,345	$1,999	$1,879	$881	$1[3]
Ratio of expenses to average net assets[4]	0.96%[5]	0.97%[6]	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[4]	1.13%[5]	1.09%[6]	0.99%	1.11%	1.12%
Ratio of net investment income to average net assets	3.58%	3.58%	2.74%	2.42%	3.18%
Ratio of net investment income to average net assets prior to fees waived	3.41%	3.46%	2.71%	2.27%	3.02%
Portfolio turnover	226%	181%	124%	50%	43%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.96% and 1.08%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$34.68	$29.35	$54.30	$56.56	$37.75

Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.21[2]	0.22	0.08	(0.04)
Net realized and unrealized gain (loss)	1.73	7.03	(3.65)	1.81	21.67
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.77	7.24	(3.43)	1.89	21.63

Less dividends and distributions from:
Net investment income	(0.09)	(0.20)	—	(0.19)	—
Net realized gain	(1.27)	(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	(1.36)	(1.91)	(21.52)	(4.15)	(2.82)

Net asset value, end of period	$35.09	$34.68	$29.35	$54.30	$56.56

Total return[4]	4.96%[3,5]	25.48%[2,5]	(4.48%)[5]	2.84%	57.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$631,961	$346,465	$333,400	$481,991	$531[6]
Ratio of expenses to average net assets[7]	1.13%[8]	1.18%	1.28%	1.27%	1.34%
Ratio of expenses to average net assets prior to fees waived[7]	1.32%[8]	1.19%	1.39%	1.27%	1.34%
Ratio of net investment income (loss) to average net assets	0.12%	0.68%	0.53%	0.14%	(0.08%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.07%)	0.67%	0.42%	0.14%	(0.08%)
Portfolio turnover	55%	47%	39%	45%	32%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.05 and total return by 0.17%. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.77	$18.40	$43.16	$45.65	$31.11

Income (loss) from investment operations:
Net investment loss[1]	(0.14) [2]	(0.02) [3]	(0.10)	(0.40)	(0.41)
Net realized and unrealized gain (loss)	1.06	4.29	(3.14)	1.51	17.77
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	0.92	4.27	(3.24)	1.11	17.36

Less dividends and distributions from:
Net investment income	(0.09)	(0.19)	—	—	—
Net realized gain	(1.27)	(1.71)	(21.52)	(3.60)	(2.82)
Total dividends and distributions	(1.36)	(1.90)	(21.52)	(3.60)	(2.82)

Net asset value, end of period	$20.33	$20.77	$18.40	$43.16	$45.65

Total return[5]	4.17%[4,6]	24.49%[3,6]	(5.30%)[6]	1.88%	56.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,124	$2,164	$2,187	$3,530	$5[7]
Ratio of expenses to average net assets[8]	1.89%[9]	1.94%	2.17%	2.22%	2.25%
Ratio of expenses to average net assets prior to fees waived[8]	2.08%[9]	1.95%	2.51%	2.22%	2.25%
Ratio of net investment loss to average net assets	(0.64%)	(0.08%)	(0.35%)	(0.84%)	(1.00%)
Ratio of net investment loss to average net assets prior to fees waived	(0.83%)	(0.09%)	(0.69%)	(0.84%)	(1.00%)
Portfolio turnover	55%	47%	39%	45%	32%
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment loss per share by $0.03 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$33.53	$28.46	$53.50	$55.69	$37.32

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)[2]	0.12[3]	0.09	(0.15)	(0.21)
Net realized and unrealized gain (loss)	1.65	6.80	(3.61)	1.78	21.40
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	1.62	6.92	(3.52)	1.63	21.19

Less dividends and distributions from:
Net investment income	—	(0.14)	—	(0.01)	—
Net realized gain	(1.27)	(1.71)	(21.52)	(3.81)	(2.82)
Total dividends and distributions	(1.27)	(1.85)	(21.52)	(3.82)	(2.82)

Net asset value, end of period	$33.88	$33.53	$28.46	$53.50	$55.69

Total return[5]	4.69%[4,6]	25.13%[3,6]	(4.74%)[6]	2.46%	57.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$959	$772	$716	$835	$1[7]
Ratio of expenses to average net assets[8]	1.39%[9]	1.44%	1.55%	1.66%	1.68%
Ratio of expenses to average net assets prior to fees waived[8]	1.58%[9]	1.45%	1.57%	1.66%	1.68%
Ratio of net investment income (loss) to average net assets	(0.10%)	0.41%	0.23%	(0.25%)	(0.42%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.29%)	0.40%	0.21%	(0.25%)	(0.42%)
Portfolio turnover	55%	47%	39%	45%	32%
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.04 and total return by 0.14%. See Note 1 in “Notes to financial statements.”
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$36.64	$30.86	$55.82	$58.10	$38.63

Income (loss) from investment operations:
Net investment income[1]	0.16	0.31[2]	0.37	0.20	0.10
Net realized and unrealized gain (loss)	1.78	7.41	(3.75)	1.89	22.20
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.94	7.72	(3.38)	2.09	22.30

Less dividends and distributions from:
Net investment income	(0.10)	(0.23)	(0.06)	(0.41)	(0.01)
Net realized gain	(1.27)	(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	(1.37)	(1.94)	(21.58)	(4.37)	(2.83)

Net asset value, end of period	$37.21	$36.64	$30.86	$55.82	$58.10

Total return[4]	5.17%[3]	25.81%[2]	(4.25%)	3.09%	58.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203,757	$177,272	$196,155	$379,099	$494[5]
Ratio of expenses to average net assets[6]	0.89%[7]	0.94%	1.01%	1.06%	1.06%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%[7]	0.95%	1.03%	1.07%	1.09%
Ratio of net investment income to average net assets	0.42%	0.94%	0.85%	0.33%	0.19%
Ratio of net investment income to average net assets prior to fees waived	0.23%	0.93%	0.83%	0.32%	0.16%
Portfolio turnover	55%	47%	39%	45%	32%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.05 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Global Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$36.74	$31.04	$56.21	$58.51	$38.85

Income (loss) from investment operations:
Net investment income[1]	0.20	0.29[2]	0.31	0.23	0.16
Net realized and unrealized gain (loss)	1.79	7.48	(3.70)	1.96	22.35
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.99	7.77	(3.39)	2.19	22.51

Less dividends and distributions from:
Net investment income	(0.16)	(0.36)	(0.26)	(0.53)	(0.03)
Net realized gain	(1.27)	(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	(1.43)	(2.07)	(21.78)	(4.49)	(2.85)

Net asset value, end of period	$37.30	$36.74	$31.04	$56.21	$58.51

Total return[4]	5.28%[3,5]	25.87%[2,5]	(4.20%)[5]	3.22%	58.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,739	$14,681	$2,908	$2,633	$19[6]
Ratio of expenses to average net assets[7]	0.79%[8]	0.85%	0.98%	0.91%	0.94%
Ratio of expenses to average net assets prior to fees waived[7]	1.00%[8]	0.92%	1.00%	0.91%	0.94%
Ratio of net investment income to average net assets	0.53%	0.87%	0.73%	0.37%	0.31%
Ratio of net investment income to average net assets prior to fees waived	0.32%	0.80%	0.71%	0.37%	0.31%
Portfolio turnover	55%	47%	39%	45%	32%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.05 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Global Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$35.04	$29.66	$54.63	$56.88	$37.95

Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.24[2]	0.21	0.07	(0.05)
Net realized and unrealized gain (loss)	1.73	7.08	(3.66)	1.83	21.80
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.77	7.32	(3.45)	1.90	21.75

Less dividends and distributions from:
Net investment income	(0.09)	(0.23)	—	(0.19)	—
Net realized gain	(1.27)	(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	(1.36)	(1.94)	(21.52)	(4.15)	(2.82)

Net asset value, end of period	$35.45	$35.04	$29.66	$54.63	$56.88

Total return[4]	4.92%[3]	25.48%[2]	(4.50%)	2.85%	57.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,786	$1,860	$1,483	$1,962	$3[5]
Ratio of expenses to average net assets[6]	1.14%[7]	1.19%	1.28%	1.28%	1.34%
Ratio of expenses to average net assets prior to fees waived[6]	1.33%[7]	1.20%	1.32%	1.32%	1.36%
Ratio of net investment income (loss) to average net assets	0.11%	0.64%	0.51%	0.11%	(0.09%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.08%)	0.63%	0.47%	0.07%	(0.11%)
Portfolio turnover	55%	47%	39%	45%	32%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.05 and total return by 0.17%. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie High Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[1]	0.38	0.43	0.44	0.46	0.41
Net realized and unrealized gain (loss)	(0.24)	0.21	(0.86)	(0.38)	1.21
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.14	0.64	(0.42)	0.08	1.62

Less dividends and distributions from:
Net investment income	(0.39)	(0.43)	(0.44)	(0.45)	(0.43)
Total dividends and distributions	(0.39)	(0.43)	(0.44)	(0.45)	(0.43)

Net asset value, end of period	$5.83	$6.08	$5.87	$6.73	$7.10

Total return[3]	2.26%[2,4]	11.36%	(6.02%)[4]	1.09%[5]	28.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,207,774	$1,109,865	$1,196,375	$1,576,813	$1,816[6]
Ratio of expenses to average net assets[7]	1.00%[8,9]	0.89%	1.00%	0.95%	0.97%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%[8,9]	0.89%	1.02%	0.95%	0.97%
Ratio of net investment income to average net assets	6.32%	7.27%	7.38%	6.44%	6.16%
Ratio of net investment income to average net assets prior to fees waived	6.24%	7.27%	7.36%	6.44%	6.16%
Portfolio turnover	56%	30%	50%	48%	59%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie High Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[1]	0.34	0.39	0.40	0.40	0.36
Net realized and unrealized gain (loss)	(0.26)	0.20	(0.86)	(0.37)	1.22
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.08	0.59	(0.46)	0.03	1.58

Less dividends and distributions from:
Net investment income	(0.34)	(0.38)	(0.40)	(0.40)	(0.39)
Total dividends and distributions	(0.34)	(0.38)	(0.40)	(0.40)	(0.39)

Net asset value, end of period	$5.82	$6.08	$5.87	$6.73	$7.10

Total return[3]	1.32%[2,4]	10.53%	(6.70%)[4]	0.38%[4,5]	27.28%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,913	$111,787	$141,497	$221,601	$321[6]
Ratio of expenses to average net assets[7]	1.75%[8,9]	1.64%	1.71%	1.66%	1.66%
Ratio of expenses to average net assets prior to fees waived[7]	1.83%[8,9]	1.64%	1.81%	1.70%	1.70%
Ratio of net investment income to average net assets	5.54%	6.52%	6.64%	5.72%	5.50%
Ratio of net investment income to average net assets prior to fees waived	5.46%	6.52%	6.54%	5.68%	5.46%
Portfolio turnover	56%	30%	50%	48%	59%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie High Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[1]	0.37	0.41	0.42	0.43	0.39
Net realized and unrealized gain (loss)	(0.26)	0.21	(0.85)	(0.37)	1.21
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.11	0.62	(0.43)	0.06	1.60

Less dividends and distributions from:
Net investment income	(0.37)	(0.41)	(0.43)	(0.43)	(0.41)
Total dividends and distributions	(0.37)	(0.41)	(0.43)	(0.43)	(0.41)

Net asset value, end of period	$5.82	$6.08	$5.87	$6.73	$7.10

Total return[3]	1.83%[2,4]	11.08%	(6.29%)	0.71%[5]	27.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,504	$32,778	$34,322	$44,613	$48[6]
Ratio of expenses to average net assets[7]	1.25%[8,9]	1.14%	1.28%	1.34%	1.35%
Ratio of expenses to average net assets prior to fees waived[7]	1.33%[8,9]	1.14%	1.28%	1.34%	1.35%
Ratio of net investment income to average net assets	6.07%	7.02%	7.09%	6.05%	5.79%
Ratio of net investment income to average net assets prior to fees waived	5.99%	7.02%	7.09%	6.05%	5.79%
Portfolio turnover	56%	30%	50%	48%	59%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie High Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[1]	0.40	0.44	0.45	0.47	0.43
Net realized and unrealized gain (loss)	(0.26)	0.21	(0.85)	(0.37)	1.21
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.14	0.65	(0.40)	0.10	1.64

Less dividends and distributions from:
Net investment income	(0.40)	(0.44)	(0.46)	(0.47)	(0.45)
Total dividends and distributions	(0.40)	(0.44)	(0.46)	(0.47)	(0.45)

Net asset value, end of period	$5.82	$6.08	$5.87	$6.73	$7.10

Total return[3]	2.34%[2,4]	11.63%	(5.79%)	1.31%[5]	28.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$912,237	$1,013,680	$1,035,891	$1,454,150	$1,868[6]
Ratio of expenses to average net assets[7]	0.75%[8,9]	0.64%	0.75%	0.74%	0.75%
Ratio of expenses to average net assets prior to fees waived[7]	0.83%[8,9]	0.64%	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	6.57%	7.52%	7.61%	6.66%	6.38%
Ratio of net investment income to average net assets prior to fees waived	6.49%	7.52%	7.61%	6.66%	6.38%
Portfolio turnover	56%	30%	50%	48%	59%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie High Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[1]	0.40	0.45	0.46	0.48	0.44
Net realized and unrealized gain (loss)	(0.24)	0.20	(0.86)	(0.37)	1.21
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.16	0.65	(0.40)	0.11	1.65

Less dividends and distributions from:
Net investment income	(0.41)	(0.44)	(0.46)	(0.48)	(0.46)
Total dividends and distributions	(0.41)	(0.44)	(0.46)	(0.48)	(0.46)

Net asset value, end of period	$5.83	$6.08	$5.87	$6.73	$7.10

Total return[3]	2.60%[2,4]	11.64%	(5.68%)	1.45%[5]	28.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,070	$53,111	$59,659	$64,630	$67[6]
Ratio of expenses to average net assets[7]	0.66%[8,9]	0.62%	0.64%	0.60%	0.60%
Ratio of expenses to average net assets prior to fees waived[7]	0.74%[8,9]	0.62%	0.64%	0.60%	0.60%
Ratio of net investment income to average net assets	6.68%	7.57%	7.78%	6.78%	6.54%
Ratio of net investment income to average net assets prior to fees waived	6.60%	7.57%	7.78%	6.78%	6.54%
Portfolio turnover	56%	30%	50%	48%	59%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie High Income Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91

Income (loss) from investment operations:
Net investment income[1]	0.38	0.43	0.44	0.45	0.41
Net realized and unrealized gain (loss)	(0.25)	0.21	(0.86)	(0.37)	1.21
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.13	0.64	(0.42)	0.08	1.62

Less dividends and distributions from:
Net investment income	(0.39)	(0.43)	(0.44)	(0.45)	(0.43)
Total dividends and distributions	(0.39)	(0.43)	(0.44)	(0.45)	(0.43)

Net asset value, end of period	$5.82	$6.08	$5.87	$6.73	$7.10

Total return[3]	2.08%[2,4]	11.35%	(6.02%)	1.09%[4,5]	28.17%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,695	$56,376	$68,758	$99,847	$138[6]
Ratio of expenses to average net assets[7]	1.00%[8,9]	0.89%	1.00%	0.96%	0.97%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%[8,9]	0.89%	1.00%	0.99%	1.00%
Ratio of net investment income to average net assets	6.32%	7.27%	7.34%	6.37%	6.17%
Ratio of net investment income to average net assets prior to fees waived	6.24%	7.27%	7.34%	6.34%	6.14%
Portfolio turnover	56%	30%	50%	48%	59%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie International Core Equity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.99	$18.83	$19.09	$19.82	$13.29

Income (loss) from investment operations:
Net investment income[1]	0.25[2]	0.39[2]	0.38	0.18	0.23
Net realized and unrealized gain (loss)	0.74	2.28[3]	(0.50)	(0.41)	6.48
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	0.99	2.67	(0.12)	(0.23)	6.71

Less dividends and distributions from:
Net investment income	(0.14)	(0.51)	(0.14)	(0.50)	(0.18)
Total dividends and distributions	(0.14)	(0.51)	(0.14)	(0.50)	(0.18)

Net asset value, end of period	$21.84	$20.99	$18.83	$19.09	$19.82

Total return[5]	4.75%[2,4]	14.36%[2,3]	(0.55%)	(1.28%)	50.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$431,680	$293,102	$278,607	$329,081	$388[6]
Ratio of expenses to average net assets[7]	1.05%[8]	1.04%	1.11%	1.23%	1.23%
Ratio of expenses to average net assets prior to fees waived[7]	1.33%[8]	1.26%	1.42%	1.36%	1.35%
Ratio of net investment income to average net assets	1.16%	2.01%	2.20%	0.89%	1.33%
Ratio of net investment income to average net assets prior to fees waived	0.88%	1.79%	1.89%	0.76%	1.21%
Portfolio turnover	84%	42%	43%	71%	76%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.10% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie International Core Equity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.24	$16.39	$16.62	$17.33	$11.65

Income (loss) from investment operations:
Net investment income[1]	0.11[2]	0.23[2]	0.22	0.04	0.09
Net realized and unrealized gain (loss)	0.61	1.95[3]	(0.43)	(0.36)	5.68
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	0.72	2.18	(0.21)	(0.32)	5.77

Less dividends and distributions from:
Net investment income	—	(0.33)	(0.02)	(0.39)	(0.09)
Total dividends and distributions	—	(0.33)	(0.02)	(0.39)	(0.09)

Net asset value, end of period	$18.96	$18.24	$16.39	$16.62	$17.33

Total return[5]	3.95%[2,4]	13.47%[2,3]	(1.23%)	(1.97%)	49.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,597	$18,338	$28,549	$45,987	$67[6]
Ratio of expenses to average net assets[7]	1.80%[8]	1.79%	1.84%	1.92%	1.92%
Ratio of expenses to average net assets prior to fees waived[7]	2.08%[8]	2.01%	2.20%	2.06%	2.05%
Ratio of net investment income to average net assets	0.62%	1.34%	1.46%	0.23%	0.58%
Ratio of net investment income to average net assets prior to fees waived	0.34%	1.12%	1.10%	0.09%	0.45%
Portfolio turnover	84%	42%	43%	71%	76%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.06 and total return by 0.11% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.12%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie International Core Equity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.97	$18.81	$19.07	$19.80	$13.29

Income (loss) from investment operations:
Net investment income[1]	0.23[2]	0.34[2]	0.33	0.12	0.17
Net realized and unrealized gain (loss)	0.70	2.27[3]	(0.49)	(0.41)	6.48
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	0.93	2.61	(0.16)	(0.29)	6.65

Less dividends and distributions from:
Net investment income	(0.06)	(0.45)	(0.10)	(0.44)	(0.14)
Total dividends and distributions	(0.06)	(0.45)	(0.10)	(0.44)	(0.14)

Net asset value, end of period	$21.84	$20.97	$18.81	$19.07	$19.80

Total return[5]	4.44%[2,4]	14.06%[2,3]	(0.78%)	(1.57%)	50.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,415	$40,627	$41,758	$47,807	$55[6]
Ratio of expenses to average net assets[7]	1.30%[8]	1.29%	1.37%	1.53%	1.53%
Ratio of expenses to average net assets prior to fees waived[7]	1.58%[8]	1.51%	1.51%	1.63%	1.62%
Ratio of net investment income to average net assets	1.06%	1.77%	1.92%	0.58%	1.02%
Ratio of net investment income to average net assets prior to fees waived	0.78%	1.55%	1.78%	0.48%	0.93%
Portfolio turnover	84%	42%	43%	71%	76%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.10% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie International Core Equity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.18	$19.00	$19.24	$19.98	$13.39

Income (loss) from investment operations:
Net investment income[1]	0.32[2]	0.45[2]	0.45	0.28	0.29
Net realized and unrealized gain (loss)	0.73	2.28[3]	(0.50)	(0.42)	6.55
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	1.05	2.73	(0.05)	(0.14)	6.84

Less dividends and distributions from:
Net investment income	(0.17)	(0.55)	(0.19)	(0.60)	(0.25)
Total dividends and distributions	(0.17)	(0.55)	(0.19)	(0.60)	(0.25)

Net asset value, end of period	$22.06	$21.18	$19.00	$19.24	$19.98

Total return[5]	5.00%[2,4]	14.59%[2,3]	(0.17%)	(0.88%)	51.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$714,048	$693,391	$723,002	$1,024,716	$1,408[6]
Ratio of expenses to average net assets[7]	0.80%[8]	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%[8]	1.01%	0.94%	1.02%	1.03%
Ratio of net investment income to average net assets	1.50%	2.27%	2.54%	1.34%	1.72%
Ratio of net investment income to average net assets prior to fees waived	1.22%	2.05%	2.39%	1.11%	1.48%
Portfolio turnover	84%	42%	43%	71%	76%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.09% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie International Core Equity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.24	$19.05	$19.30	$20.03	$13.43

Income (loss) from investment operations:
Net investment income[1]	0.38[2]	0.46[2]	0.45	0.29	0.29
Net realized and unrealized gain (loss)	0.71	2.29[3]	(0.51)	(0.42)	6.56
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	1.09	2.75	(0.06)	(0.13)	6.85

Less dividends and distributions from:
Net investment income	(0.18)	(0.56)	(0.19)	(0.60)	(0.25)
Total dividends and distributions	(0.18)	(0.56)	(0.19)	(0.60)	(0.25)

Net asset value, end of period	$22.15	$21.24	$19.05	$19.30	$20.03

Total return[5]	5.14%[2,4]	14.69%[2,3]	(0.22%)	(0.83%)	51.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,596	$244,996	$243,848	$347,008	$497[6]
Ratio of expenses to average net assets[7]	0.68%[8]	0.71%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[7]	0.97%[8]	0.93%	0.93%	0.88%	0.88%
Ratio of net investment income to average net assets	1.74%	2.36%	2.55%	1.37%	1.69%
Ratio of net investment income to average net assets prior to fees waived	1.45%	2.14%	2.41%	1.28%	1.60%
Portfolio turnover	84%	42%	43%	71%	76%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.09% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.10%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie International Core Equity Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.16	$18.99	$19.24	$19.98	$13.39

Income (loss) from investment operations:
Net investment income[1]	0.28[2]	0.40[2]	0.39	0.21	0.22
Net realized and unrealized gain (loss)	0.72	2.27[3]	(0.49)	(0.43)	6.56
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	1.00	2.67	(0.10)	(0.22)	6.78

Less dividends and distributions from:
Net investment income	(0.15)	(0.50)	(0.15)	(0.52)	(0.19)
Total dividends and distributions	(0.15)	(0.50)	(0.15)	(0.52)	(0.19)

Net asset value, end of period	$22.01	$21.16	$18.99	$19.24	$19.98

Total return[5]	4.75%[2,4]	14.27%[2,3]	(0.46%)	(1.26%)	50.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,054	$38,817	$41,120	$49,433	$91[6]
Ratio of expenses to average net assets[7]	1.05%[8]	1.04%	1.09%	1.18%	1.17%
Ratio of expenses to average net assets prior to fees waived[7]	1.33%[8]	1.26%	1.24%	1.28%	1.29%
Ratio of net investment income to average net assets	1.30%	2.01%	2.20%	0.99%	1.33%
Ratio of net investment income to average net assets prior to fees waived	1.02%	1.79%	2.05%	0.89%	1.21%
Portfolio turnover	84%	42%	43%	71%	76%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.09% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Large Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$32.68	$25.18	$31.11	$29.35	$20.52

Income (loss) from investment operations:
Net investment loss[1]	(0.10)	(0.07)	(0.06)	(0.12)	(0.07)
Net realized and unrealized gain (loss)	1.88	8.48	(2.99)	5.20	10.80
Total from investment operations	1.78	8.41	(3.05)	5.08	10.73

Less dividends and distributions from:
Net realized gain	(0.60)	(0.91)	(2.88)	(3.32)	(1.90)
Total dividends and distributions	(0.60)	(0.91)	(2.88)	(3.32)	(1.90)

Net asset value, end of period	$33.86	$32.68	$25.18	$31.11	$29.35

Total return[2]	5.29%[3]	33.90%[3]	(9.24%)[3]	16.52%	52.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,002,357	$2,532,714	$2,127,513	$2,834,191	$2,740[4]
Ratio of expenses to average net assets[5]	0.90%[6]	0.89%	0.93%	0.94%	0.98%
Ratio of expenses to average net assets prior to fees waived[5]	0.98%[6]	0.99%	1.00%	0.94%	0.98%
Ratio of net investment loss to average net assets	(0.27%)	(0.25%)	(0.22%)	(0.36%)	(0.24%)
Ratio of net investment loss to average net assets prior to fees waived	(0.35%)	(0.35%)	(0.29%)	(0.28%)	(0.36%)
Portfolio turnover	18%	9%	20%	12%	23%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Large Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.17	$17.46	$22.78	$22.15	$15.94

Income (loss) from investment operations:
Net investment loss[1]	(0.24)	(0.20)	(0.19)	(0.30)	(0.22)
Net realized and unrealized gain (loss)	1.29	5.82	(2.25)	3.96	8.33
Total from investment operations	1.05	5.62	(2.44)	3.66	8.11

Less dividends and distributions from:
Net realized gain	(0.60)	(0.91)	(2.88)	(3.03)	(1.90)
Total dividends and distributions	(0.60)	(0.91)	(2.88)	(3.03)	(1.90)

Net asset value, end of period	$22.62	$22.17	$17.46	$22.78	$22.15

Total return[2]	4.50%[3]	32.90%[3]	(9.97%)[3]	15.55%	51.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,938	$61,156	$44,773	$63,666	$69[4]
Ratio of expenses to average net assets[5]	1.65%[6]	1.64%	1.73%	1.80%	1.82%
Ratio of expenses to average net assets prior to fees waived[5]	1.73%[6]	1.74%	1.90%	1.80%	1.82%
Ratio of net investment loss to average net assets	(1.03%)	(1.00%)	(1.03%)	(1.23%)	(1.07%)
Ratio of net investment loss to average net assets prior to fees waived	(1.11%)	(1.10%)	(1.20%)	(1.23%)	(1.07%)
Portfolio turnover	18%	9%	20%	12%	23%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Large Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$30.03	$23.26	$29.09	$27.57	$19.43

Income (loss) from investment operations:
Net investment loss[1]	(0.17)	(0.13)	(0.12)	(0.24)	(0.16)
Net realized and unrealized gain (loss)	1.74	7.81	(2.83)	4.89	10.20
Total from investment operations	1.57	7.68	(2.95)	4.65	10.04

Less dividends and distributions from:
Net realized gain	(0.60)	(0.91)	(2.88)	(3.13)	(1.90)
Total dividends and distributions	(0.60)	(0.91)	(2.88)	(3.13)	(1.90)

Net asset value, end of period	$31.00	$30.03	$23.26	$29.09	$27.57

Total return[2]	5.06%[3]	33.56%[3]	(9.55%)[3]	16.07%	52.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,489	$34,190	$10,598	$12,298	$13[4]
Ratio of expenses to average net assets[5]	1.15%[6]	1.14%	1.23%	1.37%	1.38%
Ratio of expenses to average net assets prior to fees waived[5]	1.23%[6]	1.24%	1.24%	1.37%	1.38%
Ratio of net investment loss to average net assets	(0.53%)	(0.50%)	(0.51%)	(0.79%)	(0.63%)
Ratio of net investment loss to average net assets prior to fees waived	(0.61%)	(0.60%)	(0.52%)	(0.79%)	(0.63%)
Portfolio turnover	18%	9%	20%	12%	23%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Large Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$35.92	$27.53	$33.61	$31.48	$21.90

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	—[2]	0.02	(0.02)	0.03
Net realized and unrealized gain (loss)	2.06	9.30	(3.22)	5.56	11.52
Total from investment operations	2.05	9.30	(3.20)	5.54	11.55

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gain	(0.60)	(0.91)	(2.88)	(3.41)	(1.96)
Total dividends and distributions	(0.60)	(0.91)	(2.88)	(3.41)	(1.97)

Net asset value, end of period	$37.37	$35.92	$27.53	$33.61	$31.48

Total return[3]	5.57%	34.24%	(8.99%)	16.87%	53.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,346,255	$3,830,418	$2,723,101	$2,626,992	$2,527[4]
Ratio of expenses to average net assets[5]	0.65%[6]	0.64%	0.64%	0.64%	0.64%
Ratio of expenses to average net assets prior to fees waived[5]	0.73%[6]	0.74%	0.66%	0.77%	0.79%
Ratio of net investment income (loss) to average net assets	(0.02%)	—[7]	0.07%	(0.06%)	0.09%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10%)	(0.10%)	0.05%	(0.19%)	(0.06%)
Portfolio turnover	18%	9%	20%	12%	23%
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	Amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Large Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$36.27	$27.78	$33.89	$31.71	$22.05

Income (loss) from investment operations:
Net investment income (loss)[1]	0.02[2]	0.02	0.03	(0.02)	0.03
Net realized and unrealized gain (loss)	2.08	9.38	(3.26)	5.61	11.61
Total from investment operations	2.10	9.40	(3.23)	5.59	11.64

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.02)
Net realized gain	(0.60)	(0.91)	(2.88)	(3.41)	(1.96)
Total dividends and distributions	(0.60)	(0.91)	(2.88)	(3.41)	(1.98)

Net asset value, end of period	$37.77	$36.27	$27.78	$33.89	$31.71

Total return[3]	5.65%[4]	34.29%[4]	(9.01%)[4]	16.90%	53.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$230,031	$313,272	$185,287	$166,623	$164[5]
Ratio of expenses to average net assets[6]	0.57%[7]	0.58%	0.64%	0.64%	0.64%
Ratio of expenses to average net assets prior to fees waived[6]	0.64%[7]	0.65%	0.66%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	0.05%	0.06%	0.09%	(0.06%)	0.10%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.02%)	(0.01%)	0.07%	(0.06%)	0.10%
Portfolio turnover	18%	9%	20%	12%	23%
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Large Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$34.10	$26.24	$32.29	$30.36	$21.18

Income (loss) from investment operations:
Net investment loss[1]	(0.10)	(0.07)	(0.06)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	1.96	8.84	(3.11)	5.37	11.15
Total from investment operations	1.86	8.77	(3.17)	5.24	11.08

Less dividends and distributions from:
Net realized gain	(0.60)	(0.91)	(2.88)	(3.31)	(1.90)
Total dividends and distributions	(0.60)	(0.91)	(2.88)	(3.31)	(1.90)

Net asset value, end of period	$35.36	$34.10	$26.24	$32.29	$30.36

Total return[2]	5.31%	33.90%	(9.28%)	16.51%	52.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,053	$32,584	$24,849	$35,926	$31[3]
Ratio of expenses to average net assets[4]	0.90%[5]	0.89%	0.95%	0.95%	0.98%
Ratio of expenses to average net assets prior to fees waived[4]	0.98%[5]	0.99%	0.96%	1.02%	1.04%
Ratio of net investment loss to average net assets	(0.27%)	(0.25%)	(0.24%)	(0.37%)	(0.24%)
Ratio of net investment loss to average net assets prior to fees waived	(0.35%)	(0.35%)	(0.25%)	(0.44%)	(0.30%)
Portfolio turnover	18%	9%	20%	12%	23%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$28.16	$26.14	$32.31	$37.42	$22.28

Income (loss) from investment operations:
Net investment loss[1]	(0.16)	(0.13)	(0.16)	(0.29)	(0.23)
Net realized and unrealized gain (loss)	(3.14)	3.90	(3.20)	0.11	19.03
Total from investment operations	(3.30)	3.77	(3.36)	(0.18)	18.80

Less dividends and distributions from:
Net realized gain	(1.92)	(1.75)	(2.81)	(4.93)	(3.66)
Total dividends and distributions	(1.92)	(1.75)	(2.81)	(4.93)	(3.66)

Net asset value, end of period	$22.94	$28.16	$26.14	$32.31	$37.42

Total return[2]	(12.78%)[3]	15.44%[3]	(10.07%)[3]	(1.90%)	85.37%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,616,500	$1,549,167	$1,582,726	$2,158,678	$2,453[4]
Ratio of expenses to average net assets[5]	1.05%[6]	1.04%	1.09%	1.12%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.21%[6]	1.23%	1.21%	1.12%	1.17%
Ratio of net investment loss to average net assets	(0.59%)	(0.49%)	(0.59%)	(0.76%)	(0.68%)
Ratio of net investment loss to average net assets prior to fees waived	(0.75%)	(0.68%)	(0.71%)	(0.76%)	(0.69%)
Portfolio turnover	42%	27%	23%	27%	33%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.94	$19.16	$24.74	$29.76	$18.26

Income (loss) from investment operations:
Net investment loss[1]	(0.25)	(0.23)	(0.28)	(0.48)	(0.39)
Net realized and unrealized gain (loss)	(2.12)	2.76	(2.49)	0.20	15.51
Total from investment operations	(2.37)	2.53	(2.77)	(0.28)	15.12

Less dividends and distributions from:
Net realized gain	(1.92)	(1.75)	(2.81)	(4.74)	(3.62)
Total dividends and distributions	(1.92)	(1.75)	(2.81)	(4.74)	(3.62)

Net asset value, end of period	$15.65	$19.94	$19.16	$24.74	$29.76

Total return[2]	(13.41%)[3]	14.56%[3]	(10.79%)[3]	(2.67%)	83.95%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,560	$68,708	$75,826	$121,668	$170[4]
Ratio of expenses to average net assets[5]	1.80%[6]	1.79%	1.88%	1.93%	1.92%
Ratio of expenses to average net assets prior to fees waived[5]	1.96%[6]	1.98%	2.06%	1.93%	1.94%
Ratio of net investment loss to average net assets	(1.34%)	(1.24%)	(1.38%)	(1.57%)	(1.43%)
Ratio of net investment loss to average net assets prior to fees waived	(1.50%)	(1.43%)	(1.56%)	(1.57%)	(1.45%)
Portfolio turnover	42%	27%	23%	27%	33%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$26.44	$24.71	$30.81	$35.92	$21.54

Income (loss) from investment operations:
Net investment loss[1]	(0.21)	(0.18)	(0.22)	(0.44)	(0.35)
Net realized and unrealized gain (loss)	(2.93)	3.66	(3.07)	0.14	18.37
Total from investment operations	(3.14)	3.48	(3.29)	(0.30)	18.02

Less dividends and distributions from:
Net realized gain	(1.92)	(1.75)	(2.81)	(4.81)	(3.64)
Total dividends and distributions	(1.92)	(1.75)	(2.81)	(4.81)	(3.64)

Net asset value, end of period	$21.38	$26.44	$24.71	$30.81	$35.92

Total return[2]	(13.02%)	15.15%	(10.34%)	(2.30%)	84.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,288	$54,529	$58,839	$74,908	$88[3]
Ratio of expenses to average net assets[4]	1.30%[5]	1.29%	1.38%	1.54%	1.55%
Ratio of expenses to average net assets prior to fees waived[4]	1.46%[5]	1.48%	1.42%	1.55%	1.56%
Ratio of net investment loss to average net assets	(0.84%)	(0.74%)	(0.87%)	(1.18%)	(1.07%)
Ratio of net investment loss to average net assets prior to fees waived	(1.00%)	(0.93%)	(0.91%)	(1.19%)	(1.08%)
Portfolio turnover	42%	27%	23%	27%	33%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$32.52	$29.84	$36.32	$41.48	$24.41

Income (loss) from investment operations:
Net investment loss[1]	(0.10)	(0.07)	(0.09)	(0.18)	(0.12)
Net realized and unrealized gain (loss)	(3.69)	4.50	(3.58)	0.07	20.89
Total from investment operations	(3.79)	4.43	(3.67)	(0.11)	20.77

Less dividends and distributions from:
Net realized gain	(1.92)	(1.75)	(2.81)	(5.05)	(3.70)
Total dividends and distributions	(1.92)	(1.75)	(2.81)	(5.05)	(3.70)

Net asset value, end of period	$26.81	$32.52	$29.84	$36.32	$41.48

Total return[2]	(12.57%)	15.74%	(9.80%)	(1.56%)	86.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,149,899	$3,054,252	$2,887,695	$3,577,939	$3,609[3]
Ratio of expenses to average net assets[4]	0.80%[5]	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[4]	0.96%[5]	0.98%	0.84%	0.95%	0.97%
Ratio of net investment loss to average net assets	(0.34%)	(0.24%)	(0.28%)	(0.43%)	(0.31%)
Ratio of net investment loss to average net assets prior to fees waived	(0.50%)	(0.43%)	(0.33%)	(0.59%)	(0.49%)
Portfolio turnover	42%	27%	23%	27%	33%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$32.97	$30.21	$36.73	$41.89	$24.63

Income (loss) from investment operations:
Net investment loss[1]	(0.07)	(0.05)	(0.08)	(0.18)	(0.13)
Net realized and unrealized gain (loss)	(3.75)	4.56	(3.63)	0.07	21.09
Total from investment operations	(3.82)	4.51	(3.71)	(0.11)	20.96

Less dividends and distributions from:
Net realized gain	(1.92)	(1.75)	(2.81)	(5.05)	(3.70)
Total dividends and distributions	(1.92)	(1.75)	(2.81)	(5.05)	(3.70)

Net asset value, end of period	$27.23	$32.97	$30.21	$36.73	$41.89

Total return[2]	(12.49%)	15.82%	(9.80%)	(1.54%)	86.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$938,480	$1,292,279	$1,048,374	$980,539	$736[3]
Ratio of expenses to average net assets[4]	0.69%[5]	0.72%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[4]	0.85%[5]	0.86%	0.83%	0.80%	0.82%
Ratio of net investment loss to average net assets	(0.23%)	(0.18%)	(0.28%)	(0.43%)	(0.33%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.39%)	(0.32%)	(0.32%)	(0.44%)	(0.36%)
Portfolio turnover	42%	27%	23%	27%	33%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$30.36	$28.04	$34.43	$39.57	$23.45

Income (loss) from investment operations:
Net investment loss[1]	(0.17)	(0.14)	(0.17)	(0.31)	(0.24)
Net realized and unrealized gain (loss)	(3.41)	4.21	(3.41)	0.09	20.02
Total from investment operations	(3.58)	4.07	(3.58)	(0.22)	19.78

Less dividends and distributions from:
Net realized gain	(1.92)	(1.75)	(2.81)	(4.92)	(3.66)
Total dividends and distributions	(1.92)	(1.75)	(2.81)	(4.92)	(3.66)

Net asset value, end of period	$24.86	$30.36	$28.04	$34.43	$39.57

Total return[2]	(12.78%)	15.46%	(10.09%)	(1.89%)	85.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156,030	$226,978	$223,692	$284,480	$363[3]
Ratio of expenses to average net assets[4]	1.05%[5]	1.04%	1.09%	1.13%	1.16%
Ratio of expenses to average net assets prior to fees waived[4]	1.21%[5]	1.23%	1.13%	1.19%	1.21%
Ratio of net investment loss to average net assets	(0.59%)	(0.49%)	(0.59%)	(0.77%)	(0.68%)
Ratio of net investment loss to average net assets prior to fees waived	(0.75%)	(0.68%)	(0.63%)	(0.83%)	(0.73%)
Portfolio turnover	42%	27%	23%	27%	33%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Income Opportunities Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.66	$17.26	$18.81	$18.38	$10.98

Income (loss) from investment operations:
Net investment income[1]	0.27	0.29	0.27	0.18	0.21
Net realized and unrealized gain (loss)	0.01	3.08	(1.15)	0.89	7.40
Total from investment operations	0.28	3.37	(0.88)	1.07	7.61

Less dividends and distributions from:
Net investment income	(0.29)	(0.33)	(0.27)	(0.18)	(0.21)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.08)	(0.97)	(0.67)	(0.64)	(0.21)

Net asset value, end of period	$17.86	$19.66	$17.26	$18.81	$18.38

Total return[2]	0.76%	20.24%	(4.73%)	5.71%	69.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,549	$164,478	$171,183	$188,631	$178[3]
Ratio of expenses to average net assets[4]	1.08%	1.08%	1.12%	1.21%	1.24%
Ratio of expenses to average net assets prior to fees waived[4]	1.27%	1.25%	1.26%	1.26%	1.31%
Ratio of net investment income to average net assets	1.38%	1.63%	1.58%	0.95%	1.42%
Ratio of net investment income to average net assets prior to fees waived	1.19%	1.46%	1.44%	0.90%	1.35%
Portfolio turnover	27%	17%	29%	20%	23%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Income Opportunities Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.62	$17.22	$18.71	$18.30	$10.93

Income (loss) from investment operations:
Net investment income[1]	0.12	0.16	0.14	0.04	0.10
Net realized and unrealized gain (loss)	0.01	3.07	(1.14)	0.87	7.37
Total from investment operations	0.13	3.23	(1.00)	0.91	7.47

Less dividends and distributions from:
Net investment income	(0.14)	(0.19)	(0.09)	(0.04)	(0.10)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(1.93)	(0.83)	(0.49)	(0.50)	(0.10)

Net asset value, end of period	$17.82	$19.62	$17.22	$18.71	$18.30

Total return[2]	(0.02%)	19.36%	(5.42%)	4.85%	68.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,847	$18,742	$20,280	$27,245	$24[3]
Ratio of expenses to average net assets[4]	1.83%	1.83%	1.88%	1.96%	2.00%
Ratio of expenses to average net assets prior to fees waived[4]	2.02%	2.00%	2.02%	2.01%	2.07%
Ratio of net investment income to average net assets	0.63%	0.88%	0.82%	0.21%	0.66%
Ratio of net investment income to average net assets prior to fees waived	0.44%	0.71%	0.68%	0.16%	0.59%
Portfolio turnover	27%	17%	29%	20%	23%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Income Opportunities Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.65	$17.26	$18.77	$18.35	$10.96

Income (loss) from investment operations:
Net investment income[1]	0.22	0.23	0.22	0.12	0.16
Net realized and unrealized gain (loss)	—[2]	3.10	(1.15)	0.87	7.39
Total from investment operations	0.22	3.33	(0.93)	0.99	7.55

Less dividends and distributions from:
Net investment income	(0.24)	(0.30)	(0.18)	(0.11)	(0.16)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.03)	(0.94)	(0.58)	(0.57)	(0.16)

Net asset value, end of period	$17.84	$19.65	$17.26	$18.77	$18.35

Total return[3]	0.45%	20.00%	(4.99%)	5.28%	69.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,634	$13,117	$1,131	$1,205	$1[4]
Ratio of expenses to average net assets[5]	1.33%	1.33%	1.41%	1.58%	1.58%
Ratio of expenses to average net assets prior to fees waived[5]	1.52%	1.50%	1.47%	1.63%	1.64%
Ratio of net investment income to average net assets	1.12%	1.31%	1.29%	0.60%	1.16%
Ratio of net investment income to average net assets prior to fees waived	0.93%	1.14%	1.23%	0.55%	1.10%
Portfolio turnover	27%	17%	29%	20%	23%
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Income Opportunities Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.68	$17.27	$18.84	$18.42	$10.99

Income (loss) from investment operations:
Net investment income[1]	0.31	0.33	0.33	0.26	0.27
Net realized and unrealized gain (loss)	—[2]	3.09	(1.16)	0.88	7.43
Total from investment operations	0.31	3.42	(0.83)	1.14	7.70

Less dividends and distributions from:
Net investment income	(0.33)	(0.37)	(0.34)	(0.26)	(0.27)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.12)	(1.01)	(0.74)	(0.72)	(0.27)

Net asset value, end of period	$17.87	$19.68	$17.27	$18.84	$18.42

Total return[3]	0.94%	20.58%	(4.42%)	6.05%	70.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$672,059	$865,423	$996,722	$1,399,865	$1,224[4]
Ratio of expenses to average net assets[5]	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[5]	1.02%	1.00%	0.89%	1.07%	1.06%
Ratio of net investment income to average net assets	1.63%	1.88%	1.87%	1.34%	1.78%
Ratio of net investment income to average net assets prior to fees waived	1.44%	1.71%	1.81%	1.10%	1.55%
Portfolio turnover	27%	17%	29%	20%	23%
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Mid Cap Income Opportunities Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.68	$17.28	$18.84	$18.42	$10.99

Income (loss) from investment operations:
Net investment income[1]	0.33	0.35	0.33	0.26	0.27
Net realized and unrealized gain (loss)	0.01	3.08	(1.15)	0.88	7.43
Total from investment operations	0.34	3.43	(0.82)	1.14	7.70

Less dividends and distributions from:
Net investment income	(0.36)	(0.39)	(0.34)	(0.26)	(0.27)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.15)	(1.03)	(0.74)	(0.72)	(0.27)

Net asset value, end of period	$17.87	$19.68	$17.28	$18.84	$18.42

Total return[2]	1.06%	20.63%	(4.37%)	6.05%	70.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,036	$95,789	$89,010	$112,720	$103[3]
Ratio of expenses to average net assets[4]	0.73%	0.76%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[4]	0.92%	0.93%	0.89%	0.89%	0.92%
Ratio of net investment income to average net assets	1.73%	1.95%	1.87%	1.34%	1.80%
Ratio of net investment income to average net assets prior to fees waived	1.54%	1.78%	1.81%	1.28%	1.71%
Portfolio turnover	27%	17%	29%	20%	23%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Mid Cap Income Opportunities Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.78	$17.37	$18.81	$18.39	$10.98

Income (loss) from investment operations:
Net investment income[1]	0.27	0.29	0.27	0.18	0.21
Net realized and unrealized gain (loss)	(0.01)	3.10	(1.14)	0.88	7.41
Total from investment operations	0.26	3.39	(0.87)	1.06	7.62

Less dividends and distributions from:
Net investment income	(0.28)	(0.34)	(0.17)	(0.18)	(0.21)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.07)	(0.98)	(0.57)	(0.64)	(0.21)

Net asset value, end of period	$17.97	$19.78	$17.37	$18.81	$18.39

Total return[2]	0.70%	20.21%	(4.68%)	5.63%	69.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,415	$14,885	$11,656	$27,888	$38[3]
Ratio of expenses to average net assets[4]	1.08%	1.08%	1.15%	1.22%	1.24%
Ratio of expenses to average net assets prior to fees waived[4]	1.27%	1.25%	1.22%	1.30%	1.31%
Ratio of net investment income to average net assets	1.37%	1.63%	1.52%	0.92%	1.40%
Ratio of net investment income to average net assets prior to fees waived	1.18%	1.46%	1.45%	0.84%	1.33%
Portfolio turnover	27%	17%	29%	20%	23%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Small Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.97	$11.67	$14.47	$22.28	$13.27

Income (loss) from investment operations:
Net investment loss[1]	(0.11)	(0.09)	(0.07)	(0.16)	(0.18)
Net realized and unrealized gain (loss)	(0.80)	1.99[2]	(2.12)	(1.56)	11.15
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	(0.91)	1.90	(2.19)	(1.72)	10.97

Less dividends and distributions from:
Net investment income	—	—	—	(0.19)	—
Net realized gain	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)	(0.60)	(0.61)	(6.09)	(1.96)

Net asset value, end of period	$11.30	$12.97	$11.67	$14.47	$22.28

Total return[4]	(7.79%)[3]	16.98%[2,5]	(14.90%)[5]	(8.23%)	84.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$510,833	$647,245	$681,798	$1,030,905	$1,318[6]
Ratio of expenses to average net assets[7]	1.14%[8]	1.14%	1.21%	1.24%	1.26%
Ratio of expenses to average net assets prior to fees waived[7]	1.30%[8]	1.25%	1.34%	1.24%	1.26%
Ratio of net investment loss to average net assets	(0.90%)	(0.80%)	(0.58%)	(0.81%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(1.06%)	(0.91%)	(0.71%)	(0.81%)	(0.93%)
Portfolio turnover	76%	55%	51%	40%	57%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.09%.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Small Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$7.06	$6.67	$8.66	$15.96	$9.92

Income (loss) from investment operations:
Net investment loss[1]	(0.11)	(0.10)	(0.09)	(0.22)	(0.24)
Net realized and unrealized gain (loss)	(0.39)	1.09	(1.29)	(1.07)	8.24
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	(0.50)	0.99	(1.38)	(1.29)	8.00

Less dividends and distributions from:
Net investment income	—	—	—	(0.11)	—
Net realized gain	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)	(0.60)	(0.61)	(6.01)	(1.96)

Net asset value, end of period	$5.80	$7.06	$6.67	$8.66	$15.96

Total return[3]	(8.53%)[2]	16.04%[4]	(15.56%)[4]	(8.89%)[4]	82.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,197	$16,724	$20,607	$36,063	$57[5]
Ratio of expenses to average net assets[6]	1.89%[7]	1.89%	1.95%	2.04%	2.04%
Ratio of expenses to average net assets prior to fees waived[6]	2.05%[7]	2.00%	2.28%	2.11%	2.04%
Ratio of net investment loss to average net assets	(1.64%)	(1.55%)	(1.33%)	(1.62%)	(1.69%)
Ratio of net investment loss to average net assets prior to fees waived	(1.80%)	(1.66%)	(1.66%)	(1.69%)	(1.69%)
Portfolio turnover	76%	55%	51%	40%	57%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Small Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.18	$11.02	$13.75	$21.50	$12.89

Income (loss) from investment operations:
Net investment loss[1]	(0.14)	(0.11)	(0.10)	(0.23)	(0.24)
Net realized and unrealized gain (loss)	(0.73)	1.87[2]	(2.02)	(1.49)	10.81
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	(0.87)	1.76	(2.12)	(1.72)	10.57

Less dividends and distributions from:
Net investment income	—	—	—	(0.13)	—
Net realized gain	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)	(0.60)	(0.61)	(6.03)	(1.96)

Net asset value, end of period	$10.55	$12.18	$11.02	$13.75	$21.50

Total return[4]	(7.97%)[3]	16.70%[2,5]	(15.18%)[5]	(8.57%)	83.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,847	$44,935	$43,146	$56,050	$70[6]
Ratio of expenses to average net assets[7]	1.39%[8]	1.39%	1.48%	1.61%	1.62%
Ratio of expenses to average net assets prior to fees waived[7]	1.55%[8]	1.50%	1.50%	1.61%	1.62%
Ratio of net investment loss to average net assets	(1.15%)	(1.05%)	(0.84%)	(1.19%)	(1.29%)
Ratio of net investment loss to average net assets prior to fees waived	(1.31%)	(1.16%)	(0.86%)	(1.19%)	(1.29%)
Portfolio turnover	76%	55%	51%	40%	57%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.09%.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Small Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.06	$19.39	$23.48	$32.06	$18.51

Income (loss) from investment operations:
Net investment loss[1]	(0.14)	(0.11)	(0.05)	(0.14)	(0.15)
Net realized and unrealized gain (loss)	(1.43)	3.38[2]	(3.43)	(2.28)	15.66
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	(1.57)	3.27	(3.48)	(2.42)	15.51

Less dividends and distributions from:
Net investment income	—	—	—	(0.26)	—
Net realized gain	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)	(0.60)	(0.61)	(6.16)	(1.96)

Net asset value, end of period	$19.73	$22.06	$19.39	$23.48	$32.06

Total return[4]	(7.57%)[3]	17.29%[2]	(14.68%)	(7.88%)	85.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$360,965	$468,025	$560,403	$904,112	$1,216[5]
Ratio of expenses to average net assets[6]	0.89%[7]	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.05%[7]	1.00%	0.92%	1.02%	1.03%
Ratio of net investment loss to average net assets	(0.64%)	(0.55%)	(0.26%)	(0.46%)	(0.55%)
Ratio of net investment loss to average net assets prior to fees waived	(0.80%)	(0.66%)	(0.29%)	(0.59%)	(0.69%)
Portfolio turnover	76%	55%	51%	40%	57%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.05%.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Small Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.30	$19.58	$23.70	$32.30	$18.63

Income (loss) from investment operations:
Net investment loss[1]	(0.11)	(0.09)	(0.05)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	(1.45)	3.41[2]	(3.46)	(2.30)	15.78
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	(1.56)	3.32	(3.51)	(2.43)	15.63

Less dividends and distributions from:
Net investment income	—	—	—	(0.27)	—
Net realized gain	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)	(0.60)	(0.61)	(6.17)	(1.96)

Net asset value, end of period	$19.98	$22.30	$19.58	$23.70	$32.30

Total return[4]	(7.44%)[3]	17.38%[2,5]	(14.67%)[5]	(7.88%)	85.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,491	$175,469	$157,251	$209,855	$252[6]
Ratio of expenses to average net assets[7]	0.77%[8]	0.80%	0.89%	0.87%	0.87%
Ratio of expenses to average net assets prior to fees waived[7]	0.94%[8]	0.91%	0.91%	0.87%	0.87%
Ratio of net investment loss to average net assets	(0.52%)	(0.46%)	(0.25%)	(0.44%)	(0.54%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.69%)	(0.57%)	(0.27%)	(0.44%)	(0.54%)
Portfolio turnover	76%	55%	51%	40%	57%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.05%.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Small Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.56	$17.31	$21.10	$29.47	$17.17

Income (loss) from investment operations:
Net investment loss[1]	(0.17)	(0.14)	(0.10)	(0.22)	(0.23)
Net realized and unrealized gain (loss)	(1.25)	2.99[2]	(3.08)	(2.08)	14.49
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	(1.42)	2.85	(3.18)	(2.30)	14.26

Less dividends and distributions from:
Net investment income	—	—	—	(0.17)	—
Net realized gain	(0.76)	(0.60)	(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)	(0.60)	(0.61)	(6.07)	(1.96)

Net asset value, end of period	$17.38	$19.56	$17.31	$21.10	$29.47

Total return[4]	(7.77%)[3]	16.93%[2,5]	(14.91%)[5]	(8.19%)[5]	84.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,238	$34,019	$72,634	$99,698	$135[6]
Ratio of expenses to average net assets[7]	1.14%[8]	1.14%	1.19%	1.23%	1.26%
Ratio of expenses to average net assets prior to fees waived[7]	1.30%[8]	1.25%	1.21%	1.26%	1.26%
Ratio of net investment loss to average net assets	(0.89%)	(0.80%)	(0.56%)	(0.81%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(1.05%)	(0.91%)	(0.58%)	(0.84%)	(0.93%)
Portfolio turnover	76%	55%	51%	40%	57%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.06%.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Smid Cap Core Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.82	$13.21	$18.43	$22.43	$12.88

Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.04	0.05	(0.04)	(0.06)
Net realized and unrealized gain (loss)	0.02	2.69	(1.44)	(0.18)	9.61
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.05	2.73	(1.39)	(0.22)	9.55

Less dividends and distributions from:
Net investment income	(0.05)	(0.11)	(0.05)	—	—
Net realized gain	—	—	(3.78)	(3.78)	—
Return of capital	—	(0.01)	—	—	—
Total dividends and distributions	(0.05)	(0.12)	(3.83)	(3.78)	—

Net asset value, end of period	$15.82	$15.82	$13.21	$18.43	$22.43

Total return[3]	0.29%[2]	20.70%	(7.02%)	(1.21%)	74.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$103,557	$115,867	$111,950	$151,380	$176[4]
Ratio of expenses to average net assets[5]	1.14%	1.14%	1.23%	1.33%	1.37%
Ratio of expenses to average net assets prior to fees waived[5]	1.32%	1.27%	1.44%	1.36%	1.41%
Ratio of net investment income (loss) to average net assets	0.18%	0.29%	0.33%	(0.19%)	(0.37%)
Ratio of net investment income (loss) to average net assets prior to fees waived	—[6]	0.16%	0.12%	(0.22%)	(0.41%)
Portfolio turnover	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Smid Cap Core Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.68	$9.82	$14.84	$18.75	$10.85

Income (loss) from investment operations:
Net investment loss[1]	(0.07) [2]	(0.05) [2]	(0.05)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	0.01	1.99	(1.18)	(0.14)	8.05
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	(0.06)	1.94	(1.23)	(0.31)	7.90

Less dividends and distributions from:
Net investment income	(0.01)	(0.07)	(0.01)	—	—
Net realized gain	—	—	(3.78)	(3.60)	—
Return of capital	—	(0.01)	—	—	—
Total dividends and distributions	(0.01)	(0.08)	(3.79)	(3.60)	—

Net asset value, end of period	$11.61	$11.68	$9.82	$14.84	$18.75

Total return[4]	(0.49%)[3]	19.77%	(7.71%)	(1.93%)	72.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,533	$11,117	$12,188	$17,505	$22[5]
Ratio of expenses to average net assets[6]	1.89%	1.89%	1.98%	2.07%	2.09%
Ratio of expenses to average net assets prior to fees waived[6]	2.07%	2.02%	2.18%	2.10%	2.12%
Ratio of net investment loss to average net assets	(0.56%)	(0.46%)	(0.42%)	(0.94%)	(1.07%)
Ratio of net investment loss to average net assets prior to fees waived	(0.74%)	(0.59%)	(0.62%)	(0.97%)	(1.10%)
Portfolio turnover	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Smid Cap Core Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.57	$13.01	$18.22	$22.20	$12.78

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)[2]	—[3]	0.01	(0.11)	(0.11)
Net realized and unrealized gain (loss)	0.01	2.65	(1.42)	(0.19)	9.53
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	—	2.65	(1.41)	(0.30)	9.42

Less dividends and distributions from:
Net investment income	(0.02)	(0.08)	(0.02)	—	—
Net realized gain	—	—	(3.78)	(3.68)	—
Return of capital	—	(0.01)	—	—	—
Total dividends and distributions	(0.02)	(0.09)	(3.80)	(3.68)	—

Net asset value, end of period	$15.55	$15.57	$13.01	$18.22	$22.20

Total return[5]	—[4,6]	20.38%	(7.21%)	(1.57%)	73.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,360	$21,641	$18,550	$22,950	$25[7]
Ratio of expenses to average net assets[8]	1.39%	1.39%	1.48%	1.64%	1.64%
Ratio of expenses to average net assets prior to fees waived[8]	1.57%	1.52%	1.54%	1.67%	1.67%
Ratio of net investment income (loss) to average net assets	(0.06%)	0.04%	0.08%	(0.50%)	(0.64%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.24%)	(0.09%)	0.02%	(0.53%)	(0.67%)
Portfolio turnover	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[3]	Amount is less than $0.005 per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Total return is less than 0.005%.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Smid Cap Core Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.35	$15.28	$20.60	$24.68	$14.10

Income (loss) from investment operations:
Net investment income[1]	0.08	0.09	0.12	0.06	0.02
Net realized and unrealized gain (loss)	0.01	3.11	(1.60)	(0.21)	10.56
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.09	3.20	(1.48)	(0.15)	10.58

Less dividends and distributions from:
Net investment income	(0.06)	(0.12)	(0.06)	—	—
Net realized gain	—	—	(3.78)	(3.93)	—
Return of capital	—	(0.01)	—	—	—
Total dividends and distributions	(0.06)	(0.13)	(3.84)	(3.93)	—

Net asset value, end of period	$18.38	$18.35	$15.28	$20.60	$24.68

Total return[3]	0.50%[2]	21.01%	(6.69%)	(0.79%)	75.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,920	$144,334	$159,794	$316,727	$451[4]
Ratio of expenses to average net assets[5]	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[5]	1.07%	1.02%	0.97%	1.07%	1.09%
Ratio of net investment income to average net assets	0.43%	0.54%	0.68%	0.25%	0.11%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.25%	0.41%	0.60%	0.07%	(0.09%)
Portfolio turnover	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Smid Cap Core Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.60	$15.48	$20.80	$24.88	$14.22

Income (loss) from investment operations:
Net investment income[1]	0.11	0.10	0.12	0.06	0.02
Net realized and unrealized gain (loss)	0.01	3.16	(1.62)	(0.21)	10.64
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.12	3.26	(1.50)	(0.15)	10.66

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.04)	—	—
Net realized gain	—	—	(3.78)	(3.93)	—
Return of capital	—	(0.01)	—	—	—
Total dividends and distributions	(0.08)	(0.14)	(3.82)	(3.93)	—

Net asset value, end of period	$18.64	$18.60	$15.48	$20.80	$24.88

Total return[3]	0.62%[2]	21.17%	(6.73%)	(0.79%)	74.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,722	$40,997	$39,951	$82,144	$77[4]
Ratio of expenses to average net assets[5]	0.77%	0.80%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[5]	0.95%	0.99%	0.96%	0.94%	0.95%
Ratio of net investment income to average net assets	0.55%	0.63%	0.67%	0.25%	0.11%
Ratio of net investment income to average net assets prior to fees waived	0.37%	0.44%	0.60%	0.20%	0.05%
Portfolio turnover	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Smid Cap Core Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.30	$14.42	$19.71	$23.73	$13.62

Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.04	0.06	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.01	2.94	(1.53)	(0.19)	10.16
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.04	2.98	(1.47)	(0.23)	10.11

Less dividends and distributions from:
Net investment income	(0.03)	(0.09)	(0.04)	—	—
Net realized gain	—	—	(3.78)	(3.79)	—
Return of capital	—	(0.01)	—	—	—
Total dividends and distributions	(0.03)	(0.10)	(3.82)	(3.79)	—

Net asset value, end of period	$17.31	$17.30	$14.42	$19.71	$23.73

Total return[3]	0.25%[2]	20.73%	(7.00%)	(1.19%)	74.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,390	$5,772	$5,348	$8,110	$9[4]
Ratio of expenses to average net assets[5]	1.14%	1.14%	1.20%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.32%	1.27%	1.27%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets	0.19%	0.29%	0.35%	(0.17%)	(0.28%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.01%	0.16%	0.28%	(0.20%)	(0.32%)
Portfolio turnover	16%	13%	13%	122%	127%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Systematic Emerging Markets Equity Fund Class Aφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.55	$17.37	$22.54	$28.07	$15.61

Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.45	0.68	0.15	(0.01)
Net realized and unrealized gain (loss)	0.35	1.30	(3.40)	(5.54)	12.68
Total from investment operations	0.80	1.75	(2.72)	(5.39)	12.67

Less dividends and distributions from:
Net investment income	(0.62)	(0.57)	(0.20)	(0.14)	(0.21)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.62)	(0.57)	(2.45)	(0.14)	(0.21)

Net asset value, end of period	$18.73	$18.55	$17.37	$22.54	$28.07

Total return[2]	4.26%[3]	10.31%[3]	(11.42%)[3]	(19.25%)[3]	81.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$134,588	$158,396	$179,755	$263,968	$377[4]
Ratio of expenses to average net assets[5]	1.05%	1.09%	1.15%	1.35%	1.39%
Ratio of expenses to average net assets prior to fees waived[5]	1.49%	1.51%	1.57%	1.37%	1.39%
Ratio of net investment income (loss) to average net assets	2.35%	2.54%	3.59%	0.55%	(0.03%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.91%	2.12%	3.17%	0.53%	(0.03%)
Portfolio turnover	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Systematic Emerging Markets Equity Fund Class Cφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.11	$14.26	$19.07	$23.86	$13.31

Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.27	0.47	(0.04)	(0.15)
Net realized and unrealized gain (loss)	0.29	1.05	(2.90)	(4.68)	10.79
Total from investment operations	0.54	1.32	(2.43)	(4.72)	10.64

Less dividends and distributions from:
Net investment income	(0.57)	(0.47)	(0.13)	(0.07)	(0.09)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.57)	(0.47)	(2.38)	(0.07)	(0.09)

Net asset value, end of period	$15.08	$15.11	$14.26	$19.07	$23.86

Total return[2]	3.49%[3]	9.48%[3]	(12.02%)[3]	(19.83%)[3]	80.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,481	$16,558	$23,136	$39,227	$57[4]
Ratio of expenses to average net assets[5]	1.80%	1.80%	1.84%	2.07%	2.10%
Ratio of expenses to average net assets prior to fees waived[5]	2.24%	2.26%	2.29%	2.09%	2.10%
Ratio of net investment income (loss) to average net assets	1.62%	1.88%	2.95%	(0.17%)	(0.73%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.18%	1.42%	2.50%	(0.19%)	(0.73%)
Portfolio turnover	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Systematic Emerging Markets Equity Fund Class Rφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.25	$17.12	$22.26	$27.75	$15.44

Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.40	0.61	0.06	(0.07)
Net realized and unrealized gain (loss)	0.33	1.27	(3.33)	(5.46)	12.53
Total from investment operations	0.73	1.67	(2.72)	(5.40)	12.46

Less dividends and distributions from:
Net investment income	(0.59)	(0.54)	(0.17)	(0.09)	(0.15)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.59)	(0.54)	(2.42)	(0.09)	(0.15)

Net asset value, end of period	$18.39	$18.25	$17.12	$22.26	$27.75

Total return[2]	3.97%[3]	9.99%[3]	(11.57%)[3]	(19.51%)[3]	80.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,808	$5,880	$6,070	$7,540	$11[4]
Ratio of expenses to average net assets[5]	1.30%	1.30%	1.37%	1.67%	1.69%
Ratio of expenses to average net assets prior to fees waived[5]	1.74%	1.76%	1.64%	1.68%	1.69%
Ratio of net investment income (loss) to average net assets	2.10%	2.32%	3.30%	0.22%	(0.32%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.66%	1.86%	3.03%	0.21%	(0.32%)
Portfolio turnover	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Systematic Emerging Markets Equity Fund Institutional Classφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.37	$18.12	$23.33	$29.05	$16.13

Income (loss) from investment operations:
Net investment income[1]	0.52	0.52	0.79	0.26	0.09
Net realized and unrealized gain (loss)	0.37	1.35	(3.53)	(5.74)	13.12
Total from investment operations	0.89	1.87	(2.74)	(5.48)	13.21

Less dividends and distributions from:
Net investment income	(0.67)	(0.62)	(0.22)	(0.24)	(0.29)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.67)	(0.62)	(2.47)	(0.24)	(0.29)

Net asset value, end of period	$19.59	$19.37	$18.12	$23.33	$29.05

Total return[2]	4.53%	10.55%	(11.08%)	(18.96%)	82.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,443	$432,708	$532,766	$912,326	$1,548[3]
Ratio of expenses to average net assets[4]	0.80%	0.80%	0.81%	0.98%	0.99%
Ratio of expenses to average net assets prior to fees waived[4]	1.24%	1.26%	1.08%	1.08%	1.10%
Ratio of net investment income to average net assets	2.61%	2.85%	4.00%	0.93%	0.37%
Ratio of net investment income to average net assets prior to fees waived	2.17%	2.39%	3.73%	0.83%	0.26%
Portfolio turnover	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie Systematic Emerging Markets Equity Fund Class R6φ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.49	$18.22	$23.46	$29.21	$16.22

Income (loss) from investment operations:
Net investment income[1]	0.55	0.54	0.78	0.28	0.10
Net realized and unrealized gain (loss)	0.37	1.37	(3.53)	(5.77)	13.19
Total from investment operations	0.92	1.91	(2.75)	(5.49)	13.29

Less dividends and distributions from:
Net investment income	(0.70)	(0.64)	(0.24)	(0.26)	(0.30)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.70)	(0.64)	(2.49)	(0.26)	(0.30)

Net asset value, end of period	$19.71	$19.49	$18.22	$23.46	$29.21

Total return[2]	4.65%[3]	10.74%[3]	(11.06%)[3]	(18.89%)[3]	82.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,319	$120,493	$144,999	$254,340	$353[4]
Ratio of expenses to average net assets[5]	0.65%	0.69%	0.76%	0.92%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.09%	1.11%	1.05%	0.93%	0.95%
Ratio of net investment income to average net assets	2.74%	2.92%	3.94%	0.98%	0.40%
Ratio of net investment income to average net assets prior to fees waived	2.30%	2.50%	3.65%	0.97%	0.40%
Portfolio turnover	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Systematic Emerging Markets Equity Fund Class Yφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.00	$17.79	$23.01	$28.65	$15.92

Income (loss) from investment operations:
Net investment income[1]	0.46	0.46	0.67	0.16	0.01
Net realized and unrealized gain (loss)	0.36	1.32	(3.44)	(5.65)	12.94
Total from investment operations	0.82	1.78	(2.77)	(5.49)	12.95

Less dividends and distributions from:
Net investment income	(0.63)	(0.57)	(0.20)	(0.15)	(0.22)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.63)	(0.57)	(2.45)	(0.15)	(0.22)

Net asset value, end of period	$19.19	$19.00	$17.79	$23.01	$28.65

Total return[2]	4.26%[2]	10.25%[3]	(11.38%)[3]	(19.23%)[3]	81.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,855	$26,993	$27,664	$29,380	$40[4]
Ratio of expenses to average net assets[5]	1.05%	1.09%	1.14%	1.31%	1.34%
Ratio of expenses to average net assets prior to fees waived[5]	1.49%	1.51%	1.41%	1.32%	1.34%
Ratio of net investment income to average net assets	2.34%	2.55%	3.50%	0.59%	0.04%
Ratio of net investment income to average net assets prior to fees waived	1.90%	2.13%	3.23%	0.58%	0.04%
Portfolio turnover	28%	30%	65%	38%	39%
φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Funds
March 31, 2025
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 19 series. These financial statements and the related notes pertain to 11 series: Macquarie Core Equity Fund (formerly, Delaware Ivy Core Equity Fund through December 30, 2024), Macquarie Global Bond Fund (formerly, Delaware Ivy Global Bond Fund through December 30, 2024), Macquarie Global Growth Fund, (formerly, Delaware Ivy Global Growth Fund through December 30, 2024), Macquarie High Income Fund (formerly, Delaware Ivy High Income Fund through December 30, 2024), Macquarie International Core Equity Fund (formerly, Delaware Ivy International Core Equity Fund through December 30, 2024), Macquarie Large Cap Growth Fund (formerly, Delaware Ivy Large Cap Growth Fund through December 30, 2024), Macquarie Mid Cap Growth Fund (formerly, Delaware Ivy Mid Cap Growth Fund through December 30, 2024), Macquarie Mid Cap Income Opportunities Fund (formerly, Delaware Ivy Mid Cap Income Opportunities Fund through December 30, 2024), Macquarie Small Cap Growth Fund (formerly, Delaware Ivy Small Cap Growth Fund through December 30, 2024), Macquarie Smid Cap Core Fund (formerly, Delaware Ivy Smid Cap Core Fund through December 30, 2024), and Macquarie Systematic Emerging Markets Equity Fund (formerly, Delaware Ivy Systematic Emerging Markets Equity Fund through December 30, 2024), (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Macquarie Large Cap Growth Fund, are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Macquarie Large Cap Growth Fund is considered nondiversified.
Each Fund offers Class A, Class C, Class R, Institutional Class (formerly, Class I), Class R6, and Class Y shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Basis of Consolidation — Delaware Ivy EME, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Macquarie Systematic Emerging Markets Equity Fund (referred to as the Fund in this subsection). The Subsidiary acted as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio was consolidated and included the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements included the accounts of the Fund and its Subsidiary. All inter-company transactions and balances were eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary conferred upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and conferred upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The date of incorporation of the Subsidiary was January 31, 2013. On August 22, 2023, the Subsidiary was dissolved. Activity associated with the dissolution of the Subsidiary was incurred through November 27, 2024 at which point the accounts of the Subsidiary were closed and no longer held by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, and interest rate swap (IRS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
income security, CDS contracts, and IRS contracts valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended March 31, 2025, and for all open tax years (years ended March 31, 2022–March 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended March 31, 2025, the Funds did not incur any interest or tax penalties.
For the taxable year ending March 31, 2025, Macquarie High Income Fund did not satisfy the requirement that a Regulated Investment Company (RIC) must derive at least 90% of its annual gross income from "qualifying income." As a result, Macquarie High Income Fund is required to pay taxes equal to the amount of nonqualifying income in excess of 1/9 of 90% of its qualifying income for the year ended March 31, 2025. Macquarie High Income Fund will pay taxes in the amount of $2,873,445 for the taxable year ended March 31, 2025. Macquarie High Income Fund has recorded the expense in the "Statements of operations" under "Tax expense", with the corresponding liability in the "Statements of assets and liabilities" under "Tax expense payable." Nonetheless, Macquarie High Income Fund expects to qualify as a RIC for US federal income tax purposes pursuant to Internal Revenue Code Section 851.

As a result of several court cases, in certain countries across the European Union, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Foreign withholding tax claims" on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under "Foreign withholding tax claims." Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund's net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as a foreign tax credits to its US taxable shareholders, a Fund may enter into a closing agreement with the US Internal Revenue Service (the IRS). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Macquarie Global Growth Fund and Macquarie International Core Equity Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges for Macquarie Global Growth Fund's and Macquarie International Core Equity Fund's closing agreements are presented as "IRS compliance fee for foreign withholding tax claims” in the "Statements of operations." Macquarie Global Growth Fund's estimated closing agreement liability is presented as “IRS compliance fee for foreign withholding tax claims” in the “Statements of assets and liabilities.” Any fees associated with these closing agreements are included on the "Statements of operations" under "Audit and tax fees."
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie® ) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Macquarie High Income Fund declares daily and pays dividends monthly. Macquarie Mid Cap Income Opportunities Fund and Macquarie Smid Cap Core Fund declare and pay dividends quarterly. Macquarie Core Equity Fund, Macquarie Systematic Emerging Markets Equity Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, and Macquarie Small Cap Growth Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund’s investment adviser, acts as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Core Equity Fund	$2,263
Macquarie Global Bond Fund	36,980
Macquarie Global Growth Fund	255
Macquarie High Income Fund	34,969
Macquarie International Core Equity Fund	7,216
Macquarie Large Cap Growth Fund	81,582
Macquarie Mid Cap Growth Fund	8,936
Macquarie Mid Cap Income Opportunities Fund	619
Macquarie Small Cap Growth Fund	2,832
Macquarie Smid Cap Core Fund	43
Macquarie Systematic Emerging Markets Equity Fund	1,059
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Core Equity Fund	$2,874
Macquarie Global Bond Fund	519
Macquarie Global Growth Fund	2,411
Macquarie High Income Fund	4,962
Macquarie International Core Equity Fund	2,650
Macquarie Large Cap Growth Fund	4,869
Macquarie Mid Cap Growth Fund	11,325
Macquarie Mid Cap Income Opportunities Fund	1,445
Macquarie Small Cap Growth Fund	2,272
Macquarie Smid Cap Core Fund	693
Macquarie Systematic Emerging Markets Equity Fund	1,396

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund's average daily net assets as follows:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Core Equity Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.525% of net assets over $5 billion and up to $6 billion;
0.50% of net assets over $6 billion and up to $10 billion;
0.49% of net assets over $10 billion.

Macquarie Global Bond Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $5 billion;
0.49% of net assets over $5 billion and up to $10 billion;
0.48% of net assets over $10 billion.

Macquarie Global Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.695% of net assets over $5 billion and up to $10 billion;
0.69% of net assets over $10 billion.

Macquarie High Income Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $10 billion;
0.49% of net assets over $10 billion and up to $20 billion;
0.48% of net assets over $20 billion.

Macquarie International Core Equity Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.69% of net assets over $5 billion and up to $10 billion;
0.68% of net assets over $10 billion.

Macquarie Large Cap Growth Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Mid Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Macquarie Mid Cap Income Opportunities Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Macquarie Small Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Macquarie Smid Cap Core Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Macquarie Systematic Emerging Markets Equity Fund	1.00% of net assets up to $500 million;
0.85% of net assets over $500 million and up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.755% of net assets over $5 billion and up to $10 billion;
0.75% of net assets over $10 billion.

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
From July 31, 2024 (except as noted) through July 30, 2025, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Macquarie Core Equity Fund	0.74%	0.67%
Macquarie Global Bond Fund	0.70%	0.57%
Macquarie Global Growth Fund	0.85%*	0.75%*
Macquarie High Income Fund	0.63%**	0.54%**
Macquarie International Core Equity Fund	0.77%***	0.65%***
Macquarie Large Cap Growth Fund	0.64%	0.56%
Macquarie Mid Cap Growth Fund	0.79%	0.68%
Macquarie Mid Cap Income Opportunities Fund	0.83%	0.73%
Macquarie Small Cap Growth Fund	0.88%	0.76%
Macquarie Smid Cap Core Fund	0.89%	0.77%
Macquarie Systematic Emerging Markets Equity Fund	0.80%	0.65%
* Effective July 26, 2024. From May 3, 2024 to July 25, 2024, these amounts for classes other than R6 and Class R6 were 0.91% and 0.81%, respectively.
** Effective April 26, 2024.
*** Effective May 3, 2024.

Prior to July 31, 2024 (except as noted), the expense limitations for each Fund were as follows:
Fund	Operating expense limitation as a percentage of average daily for net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Macquarie Core Equity Fund	0.75%	0.67%
Macquarie Global Bond Fund	0.71%	0.59%
Macquarie Global Growth Fund	0.92%*	0.81%*
Macquarie High Income Fund	0.72%**	0.63%**
Macquarie International Core Equity Fund	0.79%***	0.67%***
Macquarie Large Cap Growth Fund	0.64%	0.56%
Macquarie Mid Cap Growth Fund	0.79%	0.69%
Macquarie Mid Cap Income Opportunities Fund	0.83%	0.72%
Macquarie Small Cap Growth Fund	0.89%	0.76%
Macquarie Smid Cap Core Fund	0.89%	0.76%
Macquarie Systematic Emerging Markets Equity Fund	0.80%	0.65%
* Prior to May 3, 2024.
** Prior to April 26, 2024.
*** Prior to May 3, 2024.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from July 31, 2024 (except as noted) through July 30, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class Y
Macquarie Core Equity Fund	0.99%	1.74%	1.24%	0.74%	0.67%	0.99%
Macquarie Global Bond Fund	0.95%	1.70%	1.20%	0.70%	0.57%	0.95%
Macquarie Global Growth Fund	1.10%*	1.85%*	1.35%*	0.85%*	0.75%*	1.10%*
Macquarie High Income Fund	0.88%**	1.63%**	1.13%**	0.63%**	0.54%**	0.88%**
Macquarie International Core Equity Fund	1.02%***	1.77%***	1.27%***	0.77%***	0.65%***	1.02%***
Macquarie Large Cap Growth Fund	0.89%	1.64%	1.14%	0.64%	0.56%	0.89%
Macquarie Mid Cap Growth Fund	1.04%	1.79%	1.29%	0.79%	0.68%	1.04%
Macquarie Mid Cap Income Opportunities Fund	1.08%	1.83%	1.33%	0.83%	0.73%	1.08%
Macquarie Small Cap Growth Fund	1.13%	1.88%	1.38%	0.88%	0.76%	1.13%
Macquarie Smid Cap Core Fund	1.14%	1.89%	1.39%	0.89%	0.77%	1.14%
Macquarie Systematic Emerging Markets Equity Fund	1.05%	1.80%	1.30%	0.80%	0.65%	1.05%
* Effective July 26, 2024. From May 3, 2024 to July 25, 2024, these amounts for Class A, Class C, Class R, Institutional Class, Class R6, and Class Y were 1.16%, 1.91%, 1.41%, 0.91%, 0.81%, and 1.16%, respectively.
** Effective April 26, 2024.
*** Effective May 3, 2024.

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Prior to July 31, 2024 (except as noted), after consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class Y
Macquarie Core Equity Fund	1.00%	1.75%	1.25%	0.75%	0.67%	1.00%
Macquarie Global Bond Fund	0.96%	1.71%	1.21%	0.71%	0.59%	0.96%
Macquarie Global Growth Fund	1.17%*	1.92%*	1.42%*	0.92%*	0.81%*	1.17%*
Macquarie High Income Fund	0.97%**	1.72%**	1.22%**	0.72%**	0.63%**	0.97%**
Macquarie International Core Equity Fund	1.04%***	1.79%***	1.29%***	0.79%***	0.67%***	1.04%***
Macquarie Large Cap Growth Fund	0.89%	1.64%	1.14%	0.64%	0.56%	0.89%
Macquarie Mid Cap Growth Fund	1.04%	1.79%	1.29%	0.79%	0.69%	1.04%
Macquarie Mid Cap Income Opportunities Fund	1.08%	1.83%	1.33%	0.83%	0.72%	1.08%
Macquarie Small Cap Growth Fund	1.14%	1.89%	1.39%	0.89%	0.76%	1.14%
Macquarie Smid Cap Core Fund	1.14%	1.89%	1.39%	0.89%	0.76%	1.14%
Macquarie Systematic Emerging Markets Equity Fund	1.05%	1.80%	1.30%	0.80%	0.65%	1.05%
* Prior to May 3, 2024.
** Prior to April 26, 2024.
*** Prior to May 3, 2024.
DMC has entered into sub-advisory agreements with the following entities on behalf of the Funds:
In connection with its management of Macquarie Global Bond Fund and Macquarie High Income Fund, DMC may seek fixed income investment advice, recommendations, discretionary investment advice and trading from its affiliates Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). DMC pays a sub-advisory fee to each of MIMAK, MIMEL and MIMGL based on the extent to which they provide services to the Funds. In addition and with respect only to Macquarie Systematic Emerging Markets Equity Fund, MIMGL is responsible for the day-to-day management of the Fund. DMC pays a sub-advisory fee to MIMGL for their services to the Fund. MIMGL serves as sub-advisor to Macquarie Core Equity Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Small Cap Growth Fund, and Macquarie Smid Cap Core Fund, executing security trades on behalf of DMC. DMC pays a sub-advisory fee to MIMGL for their services to the Funds.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended March 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Core Equity Fund	$176,408
Macquarie Global Bond Fund	26,342
Macquarie Global Growth Fund	42,388
Macquarie High Income Fund	123,711
Macquarie International Core Equity Fund	73,113
Macquarie Large Cap Growth Fund	370,959
Macquarie Mid Cap Growth Fund	286,381
Macquarie Mid Cap Income Opportunities Fund	53,329
Macquarie Small Cap Growth Fund	62,026

Fund	Fees
Macquarie Smid Cap Core Fund	$19,664
Macquarie Systematic Emerging Markets Equity Fund	36,107
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Core Equity Fund	$247,885
Macquarie Global Bond Fund	32,125
Macquarie Global Growth Fund	55,178
Macquarie High Income Fund	172,044
Macquarie International Core Equity Fund	99,347
Macquarie Large Cap Growth Fund	527,516
Macquarie Mid Cap Growth Fund	405,665
Macquarie Mid Cap Income Opportunities Fund	70,904
Macquarie Small Cap Growth Fund	83,384
Macquarie Smid Cap Core Fund	22,521
Macquarie Systematic Emerging Markets Equity Fund	46,165
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. Certain shares in accounts that established positions in Class A shares of Macquarie Global Growth Fund prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. This arrangement may result in a 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund, and leads to a current blended rate of 0.24% of the average daily net assets. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended March 31, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Core Equity Fund	$84,912
Macquarie Global Bond Fund	14,642
Macquarie Global Growth Fund	19,613
Macquarie High Income Fund	73,921
Macquarie International Core Equity Fund	38,911
Macquarie Large Cap Growth Fund	199,960
Macquarie Mid Cap Growth Fund	168,958
Macquarie Mid Cap Income Opportunities Fund	27,888
Macquarie Small Cap Growth Fund	37,689
Macquarie Smid Cap Core Fund	7,702
Macquarie Systematic Emerging Markets Equity Fund	16,624

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the year ended March 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Core Equity Fund	$134,232
Macquarie Global Bond Fund	4,101
Macquarie Global Growth Fund	23,162
Macquarie High Income Fund	66,029
Macquarie International Core Equity Fund	20,312
Macquarie Large Cap Growth Fund	228,100
Macquarie Mid Cap Growth Fund	95,091
Macquarie Mid Cap Income Opportunities Fund	16,255
Macquarie Small Cap Growth Fund	51,444
Macquarie Smid Cap Core Fund	9,893
Macquarie Systematic Emerging Markets Equity Fund	9,503
For the year ended March 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Core Equity Fund	$4,834	$2,619
Macquarie Global Bond Fund	886	80
Macquarie Global Growth Fund	320	1,037
Macquarie High Income Fund	1,288	2,899
Macquarie International Core Equity Fund	590	1,200
Macquarie Large Cap Growth Fund	5,712	9,546
Macquarie Mid Cap Growth Fund	9,010	5,324
Macquarie Mid Cap Income Opportunities Fund	99	1,926
Macquarie Small Cap Growth Fund	2,989	1,410
Macquarie Smid Cap Core Fund	532	386
Macquarie Systematic Emerging Markets Equity Fund	481	762
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to each Fund.
During the year ended March 31, 2025, DMC reimbursed Macquarie Global Growth Fund $2,311, Macquarie High Income Fund $225,710, Macquarie International Core Equity Fund $1,025, Macquarie Small Cap Growth Fund $63, and Macquarie Smid Cap Core Fund $213 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of operations.” Payment by affiliates had no impact on total return.

An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended March 31, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments(1)	Value, end of period	Shares	Income distributions
Macquarie High Income Fund
Common Stocks—0.63%
BIS Industries Holdings
	$—	$—	$—	$—	$—	$—	19,682,813	$—
Foresight Energy
	20,694,501	—	—	—	(15,006,865)	5,687,636	1,117,414	—
Larchmont Resources
	214,011	—	(286,751)	286,751	(214,011)	—	—	—
Maritime Finance
	600,075	—	—	—	(44,106)	555,969(2)	1,750,000	—
New Cotai
	20,707,528	—	—	—	(11,981,944)	8,725,584	20,316,462	—
True Religion Apparel
	12,513,477	—	(15,056,773)	(2,824,509)	5,367,805	—	—	—
	54,729,592	—	(15,343,524)	(2,537,758)	(21,879,121)	14,969,189		—
Preferred Stock—0.00%
True Religion Apparel
	2,050,430	—	(2,050,430)	(4,698,153)	4,698,153	—	—	—
Convertible Bond—1.15%
New Cotai PIK
	60,940,343	1,665,919	—	—	(35,322,966)	27,283,296	25,410,336	1,431,942
Loan Agreements—0.28%
Foresight Energy Operating Tranche A
	7,270,080	—	(94,177)(3)	—	(441,220)	6,734,683	7,400,751	—
Total	$124,990,445	$1,665,919	$(17,488,131)	$(7,235,911)	$(52,945,154)	$48,987,168		$1,431,942
(1)	Does not tie to Net change in unrealized appreciation (depreciation) on affiliated investments on the "Statements of operations" as a result of previously affiliated securities moving to unaffiliated.
(2)	Issuer was not an affiliated investment of the Fund at March 31, 2025. This value is not included in the “Statements of assets and liabilities” balance as it is not affiliated as of March 31, 2025.
(3)	The amount shown included return of capital.

Notes to financial statements
Ivy Funds
3. Investments
For the year ended March 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie Core Equity Fund	$877,910,584	$—	$1,486,603,912	$—
Macquarie Global Bond Fund	728,363,876	320,679,738	723,920,557	325,608,564
Macquarie Global Growth Fund	459,247,306	—	611,998,616	—
Macquarie High Income Fund	1,440,341,877	—	1,789,994,791	—
Macquarie International Core Equity Fund	1,234,284,926	—	1,488,178,445	—
Macquarie Large Cap Growth Fund	1,433,061,037	—	1,767,806,429	—
Macquarie Mid Cap Growth Fund	2,590,112,336	—	4,141,797,045	—
Macquarie Mid Cap Income Opportunities Fund	295,827,549	—	525,681,882	—
Macquarie Small Cap Growth Fund	964,939,602	—	1,316,704,908	—
Macquarie Smid Cap Core Fund	54,743,529	—	68,542,131	—
Macquarie Systematic Emerging Markets Equity Fund	196,724,293	—	326,710,984	—
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie Core Equity Fund	$2,008,349,052	$1,626,800,269	$(53,539,580)	$1,573,260,689
Macquarie Global Bond Fund	473,351,359	10,309,748	(10,736,671)	(426,923)
Macquarie Global Growth Fund	636,516,568	251,827,380	(32,089,818)	219,737,562
Macquarie High Income Fund	2,634,962,363	58,170,606	(322,407,724)	(264,237,118)
Macquarie International Core Equity Fund	1,189,499,273	319,590,566	(87,839,005)	231,751,561
Macquarie Large Cap Growth Fund	3,534,504,007	4,256,390,120	(96,056,571)	4,160,333,549
Macquarie Mid Cap Growth Fund	4,333,780,503	1,097,565,675	(460,918,855)	636,646,820
Macquarie Mid Cap Income Opportunities Fund	679,826,074	302,530,671	(51,133,643)	251,397,028
Macquarie Small Cap Growth Fund	919,651,620	202,831,464	(78,639,075)	124,192,389
Macquarie Smid Cap Core Fund	271,421,098	77,876,595	(25,791,329)	52,085,266
Macquarie Systematic Emerging Markets Equity Fund	543,123,541	210,357,426	(92,135,316)	118,222,110
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2025:
Macquarie Core Equity Fund
Level 1
Securities
Assets:
Common Stocks	$3,408,800,759
Short-Term Investments	172,808,982
Total Value of Securities	$3,581,609,741
	Macquarie Global Bond Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$58,562,529	$—	$58,562,529
Common Stock	—	—	4,726	4,726
Corporate Bonds	—	180,473,728	—	180,473,728
Government Agency Obligations	—	4,433,831	—	4,433,831
Non-Agency Collateralized Mortgage Obligations	—	13,908,432	—	13,908,432
Preferred Stock	—	621,320	—	621,320
Sovereign Bonds	—	123,023,523	—	123,023,523
Supranational Banks	—	5,200,135	—	5,200,135
US Treasury Obligations	—	77,594,129	—	77,594,129
Options Purchased	47,250	—	—	47,250

Notes to financial statements
Ivy Funds
3. Investments (continued)
	Macquarie Global Bond Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$13,526,300	$—	$—	$13,526,300
Total Value of Securities Before Options Written	$13,573,550	$463,817,627	$4,726	$477,395,903

Liabilities:
Options Written	$(18,375)	$—	$—	$(18,375)

Derivatives[1]
Assets:
Centrally Cleared Interest Rate Swap Contracts	$—	$3,347,618	$—	$3,347,618
Forward Foreign Currency Exchange Contracts	—	765,785	—	765,785
Futures Contracts	1,659,749	—	—	1,659,749
Over-The-Counter Credit Default Swap Contracts	—	3,248	—	3,248

Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(163,077)	$—	$(163,077)
Centrally Cleared Interest Rate Swap Contracts	—	(1,269,544)	—	(1,269,544)
Forward Foreign Currency Exchange Contracts	—	(7,202,390)	—	(7,202,390)
Futures Contracts	(1,566,350)	—	—	(1,566,350)
Over-The-Counter Credit Default Swap Contracts	—	(103,115)	—	(103,115)

[1]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
	Macquarie Global Growth Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Canada	$7,298,276	$—	$7,298,276
China	12,811,444	—	12,811,444
Denmark	7,646,156	—	7,646,156
Finland	7,615,725	—	7,615,725
France	32,146,800	—	32,146,800
Germany	61,007,055	—	61,007,055
India	—	34,198,761	34,198,761
Italy	13,213,667	—	13,213,667
Japan	24,920,666	—	24,920,666

	Macquarie Global Growth Fund
	Level 1	Level 2	Total
Netherlands	$10,091,803	$—	$10,091,803
Singapore	16,167,059	—	16,167,059
South Korea	17,002,689	—	17,002,689
Spain	14,588,123	—	14,588,123
Sweden	10,289,095	—	10,289,095
Taiwan	25,050,523	—	25,050,523
United Kingdom	38,182,013	—	38,182,013
United States	517,223,196	—	517,223,196
Short-Term Investments	6,801,079	—	6,801,079
Total Value of Securities	$822,055,369	$34,198,761	$856,254,130
	Macquarie High Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Debt Obligations	$—	$141,681,016	$—	$141,681,016
Common Stocks
Basic Industry	—	—	5,691,874[1]	5,691,874
Consumer Goods	—	—	—[1]	—
Energy	—	—	562,646	562,646
Financial Services	—	—	8,725,584	8,725,584
Leisure	20,541,263	—	—	20,541,263
Retail	—	—	720,970	720,970
Convertible Bond	—	—	27,283,296	27,283,296
Corporate Bonds	—	1,910,316,294	—	1,910,316,294
Loan Agreements	—	212,813,038	—	212,813,038
Short-Term Investments	42,389,264	—	—	42,389,264
Total Value of Securities	$62,930,527	$2,264,810,348	$42,984,370	$2,370,725,245

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Macquarie International Core Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Austria	$25,003,167	$—	$25,003,167
Brazil	85,250,905	—	85,250,905
Canada	18,848,050	—	18,848,050
China	129,278,046	—	129,278,046
Denmark	25,940,671	—	25,940,671
France	63,745,054	—	63,745,054
Germany	158,991,878	—	158,991,878
Hong Kong	16,838,429	—	16,838,429
India	—	103,711,906	103,711,906

Notes to financial statements
Ivy Funds
3. Investments (continued)
	Macquarie International Core Equity Fund
	Level 1	Level 2	Total
Ireland	$45,249,343	$—	$45,249,343
Japan	175,790,287	—	175,790,287
Netherlands	86,041,708	—	86,041,708
Singapore	62,184,112	—	62,184,112
South Korea	46,456,510	—	46,456,510
Spain	25,119,226	—	25,119,226
Sweden	9,483,318	—	9,483,318
Switzerland	35,608,678	—	35,608,678
Taiwan	53,746,254	—	53,746,254
United Kingdom	156,750,454	—	156,750,454
United States	65,228,394	—	65,228,394
Preferred Stock	12,934,540	—	12,934,540
Short-Term Investments	19,049,904	—	19,049,904
Total Value of Securities	$1,317,538,928	$103,711,906	$1,421,250,834
Macquarie Large Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$7,694,837,556
Macquarie Mid Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$4,966,523,909
Short-Term Investments	3,903,414
Total Value of Securities	$4,970,427,323
Macquarie Mid Cap Income Opportunities Fund
Level 1
Securities
Assets:
Common Stocks	$922,231,760
Short-Term Investments	8,991,342
Total Value of Securities	$931,223,102

Macquarie Small Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$1,038,823,690
Short-Term Investments	5,020,319
Total Value of Securities	$1,043,844,009
	Macquarie Smid Cap Core Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$22,270,548	$—	$22,270,548
Business Services	16,909,968	—	16,909,968
Capital Goods	35,975,387	—	35,975,387
Consumer Discretionary	13,088,246	—	13,088,246
Consumer Services	7,685,362	—	7,685,362
Consumer Staples	10,035,308	—	10,035,308
Credit Cyclicals	8,676,559	—	8,676,559
Energy	17,099,517	—	17,099,517
Finance	54,786,855	—	54,786,855
Healthcare	43,978,760	—[1]	43,978,760
Media	6,581,551	—	6,581,551
Real Estate Investment Trusts	21,913,470	—	21,913,470
Technology	45,207,926	—	45,207,926
Transportation	9,938,828	—	9,938,828
Utilities	6,423,653	—	6,423,653
Short-Term Investments	2,934,426	—	2,934,426
Total Value of Securities	$323,506,364	$—	$323,506,364

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Macquarie Systematic Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$74,618,015	$12,361,757	$—	$86,979,772
Consumer Discretionary	80,352,680	20,057,651	—	100,410,331
Consumer Staples	18,020,690	4,435,997	—[1,2]	22,456,687
Energy	15,622,979	17,307,217	—[1,2]	32,930,196
Financials	107,343,968	33,430,582	—[1,2]	140,774,550
Healthcare	2,730,651	3,979,913	—	6,710,564
Industrials	40,957,230	7,485,733	—	48,442,963

Notes to financial statements
Ivy Funds
3. Investments (continued)
	Macquarie Systematic Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Information Technology	$137,749,772	$37,329,111	$—	$175,078,883
Materials	9,848,152	2,380,483	—	12,228,635
Real Estate	—	5,039,273	—	5,039,273
Utilities	1,686,617	—	—	1,686,617
Preferred Stock	13,625,614	—	—	13,625,614
Short-Term Investments	14,981,566	—	—	14,981,566
Total Value of Securities	$517,537,934	$143,807,717	$—	$661,345,651

[1]The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of March 31, 2025.
[2]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
During the year ended March 31, 2025, Macquarie Core Equity Fund, Macquarie Global Growth Fund, Macquarie High Income Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Small Cap Growth Fund, Macquarie Smid Cap Core Fund, and Macquarie Systematic Emerging Markets Equity Fund had no transfers into or out of Level 3 investments. During the year ended March 31, 2025, Macquarie Global Bond Fund had transfers into Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie Global Bond Fund, Macquarie Smid Cap Core Fund and Macquarie Systematic Emerging Markets Equity Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie Global Bond Fund, Macquarie Smid Cap Core Fund and Macquarie Systematic Emerging Markets Equity Fund’s net assets at the end of the year. As of March 31, 2025, Macquarie Core Equity Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, and Macquarie Small Cap Growth Fund had no level 3 investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Macquarie High Income Fund:
	Convertible Bond	Common Stocks	Preferred Stock	Total
Balance as of 3/31/24	$60,940,343	$54,743,679	$2,050,430	$117,734,452
Sales	—	(15,056,773)	(2,050,430)	(17,107,203)
Net realized gain (loss)	—	(2,824,509)	(4,698,153)	(7,522,662)
Amortization	180,290	—	—	180,290
Corporate Actions	1,485,630	—	—	1,485,630
Net change in unrealized appreciation (depreciation)	(35,322,967)	(21,161,323)	4,698,153	(51,786,137)
Balance as of 3/31/25	$27,283,296	$15,701,074	$—	$42,984,370
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/25	$(35,322,967)	$(26,315,118)	$—	$(61,638,085)

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Macquarie High Income Fund is as follows:

Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value	Weighted Average of Unobservable Inputs based on Fair Value
Common Stocks	$720,970	Market approach	Discount	10%-50%	31.05%
Common Stocks	5,687,636	Market approach	EV/Revenue multiple EV/EBITDA multiple	0.63x 2.07x	N/A N/A
Common Stocks	555,969	Market approach	Sum of parts (adjusted book value)/cash	$9.2 million	N/A
Common Stocks	8,725,584	Net asset value	Total other liabilities and assets	$2.2 million	N/A
Common Stocks	6,677	Net asset value/liquidation	Adjusted net asset value	$14.1 million	N/A
Convertible Bond	27,283,296	Net asset value	Total other liabilities and assets	$2.2 million	N/A
Fair valued securities currently priced at zero on the “Schedules of investments” are excluded from the table above.
Level 3 securities with a total value of $4,238 on the “Schedules of investments” have been valued using third party pricing information without adjustment and are excluded from the table above.
When market quotations are not readily available for one or more portfolio securities, the Fund's NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Notes to financial statements
Ivy Funds
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2025 and 2024 were as follows:
	Ordinary income	Long-term capital gains	Return of capital	Total
Year ended March 31, 2025:
Macquarie Core Equity Fund	$57,857,828	$355,893,311	$—	$413,751,139
Macquarie Global Bond Fund	16,955,536	—	—	16,955,536
Macquarie Global Growth Fund	10,509,514	22,830,557	—	33,340,071
Macquarie High Income Fund	171,907,033	—	—	171,907,033
Macquarie International Core Equity Fund	11,058,426	—	—	11,058,426
Macquarie Large Cap Growth Fund	2,584,546	130,186,942	—	132,771,488
Macquarie Mid Cap Growth Fund	—	397,524,513	—	397,524,513
Macquarie Mid Cap Income Opportunities Fund	19,460,939	94,532,794	—	113,993,733
Macquarie Small Cap Growth Fund	3,754,451	55,758,783	—	59,513,234
Macquarie Smid Cap Core Fund	1,027,490	—	—	1,027,490
Macquarie Systematic Emerging Markets Equity Fund	22,588,974	—	—	22,588,974
Year ended March 31, 2024:
Macquarie Core Equity Fund	25,528,185	346,381,919	—	371,910,104
Macquarie Global Bond Fund	16,516,146	—	—	16,516,146
Macquarie Global Growth Fund	3,186,483	25,726,050	—	28,912,533
Macquarie High Income Fund	177,689,185	—	—	177,689,185
Macquarie International Core Equity Fund	34,887,279	—	—	34,887,279
Macquarie Large Cap Growth Fund	—	178,156,110	—	178,156,110
Macquarie Mid Cap Growth Fund	—	346,310,618	—	346,310,618
Macquarie Mid Cap Income Opportunities Fund	23,249,827	38,797,197	—	62,047,024
Macquarie Small Cap Growth Fund	—	54,912,934	—	54,912,934
Macquarie Smid Cap Core Fund	2,294,747	—	221,937	2,516,684
Macquarie Systematic Emerging Markets Equity Fund	25,724,264	—	—	25,724,264
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
	Macquarie Core Equity Fund	Macquarie Global Bond Fund	Macquarie Global Growth Fund	Macquarie High Income Fund
Shares of beneficial interest	$1,786,186,410	$604,070,974	$606,708,107	$4,650,416,586
Undistributed ordinary income	3,606,575	1,485,232	3,250,023	—
Undistributed long-term capital gains	208,322,101	—	29,645,403	—
Distributions payable	—	—	—	(298,635)
Capital loss carryforwards	—	(120,781,900)	—	(2,010,618,421)
Tax liability/expense	—	—	—	(2,873,445)
Deferred directors fees	(362,123)	(51,938)	(139,754)	(197,119)
Unamortized organizational costs	—	(8,879)	—	—
Unrealized appreciation (depreciation) of investments, foreign currencies and derivatives	1,573,260,689	(508,586)	218,862,084	(264,236,387)
Net assets	$3,571,013,652	$484,204,903	$858,325,863	$2,372,192,579

	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund
Shares of beneficial interest	$1,186,832,486	$3,337,307,596	$4,744,488,280	$625,433,926
Undistributed ordinary income	9,572,258	—	—	1,313,895
Undistributed long-term capital gains	43,654,322	424,926,955	353,239,358	53,407,957
Qualified late year loss deferrals	—	—	(8,100,954)	—
Capital loss carryforwards	(27,274,760)	(216,095,590)	(759,341,501)	—
Deferred directors fees	(118,051)	(349,412)	(174,567)	(5,785)
Unamortized organizational costs	—	—	—	(7,504)
Unrealized appreciation (depreciation) of investments, foreign currencies and derivatives	228,723,380	4,160,333,061	636,646,820	251,397,028
Net assets	$1,441,389,635	$7,706,122,610	$4,966,757,436	$931,539,517

	Macquarie Small Cap Growth Fund	Macquarie Smid Cap Core Fund	Macquarie Systematic Emerging Markets Equity Fund
Shares of beneficial interest	$864,849,515	$272,193,408	$539,467,290
Undistributed ordinary income	—	1,665	673,498
Undistributed long-term capital gains	109,623,296	—	4,318,324
Qualified late year loss deferrals	(2,398,153)	—	—
Capital loss carryforwards	(55,574,197)	(785,013)	—
Deferred directors fees	(122,176)	(13,456)	(33,248)
Unrealized appreciation (depreciation) of investments, foreign currencies and derivatives	124,192,389	52,085,266	116,068,125
Net assets	$1,040,570,674	$323,481,870	$660,493,989

Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency and capital gains taxes.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of forward foreign currency exchange contracts, mark-to-market of futures contracts, tax recognition of unrealized gain on passive foreign investment companies, tax treatment of swap contracts, partnership interest, amortization of market discount and deferral of deduction of tax payment.
Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2025 through March 31, 2025 and November 1, 2024 through March 31, 2025, respectively, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Notes to financial statements
Ivy Funds
5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to reorganization-related adjustments, write-off of net operating losses, tax treatment of partnerships, gain (loss) on foreign currency transactions, fund level overdistributions, swap contracts, earnings and profits distributed to shareholders on the redemption of shares, paydown gains (losses) of asset- and mortgage-backed securities, realized gain on passive foreign investment companies, foreign capital gains taxes and non-deductible tax liabilities. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2025, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Macquarie Core Equity Fund	$25,825,585	(25,825,585)
Macquarie Global Bond Fund	15,644,932	(15,644,932)
Macquarie Global Growth Fund	21,234,254	(21,234,254)
Macquarie High Income Fund	161,640,180	(161,640,180)
Macquarie International Core Equity Fund	58,642,146	(58,642,146)
Macquarie Large Cap Growth Fund	335,063,893	(335,063,893)
Macquarie Mid Cap Growth Fund	874,705,683	(874,705,683)
Macquarie Mid Cap Income Opportunities Fund	11,136,420	(11,136,420)
Macquarie Small Cap Growth Fund	61,939,943	(61,939,943)
Macquarie Smid Cap Core Fund	(47,795)	47,795
Macquarie Systematic Emerging Markets Equity Fund	(2,935)	2,935
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025, the Funds utilized the following capital loss carryforwards:

Macquarie Global Growth Fund	$19,634,597
Macquarie International Core Equity Fund	86,196,335
Macquarie Large Cap Growth Fund	127,703,515
Macquarie Mid Cap Growth Fund	132,418,027
Macquarie Small Cap Growth Fund	13,857,354
Macquarie Smid Cap Core Fund	4,563,051
Macquarie Systematic Emerging Markets Equity Fund	34,543,679
At March 31, 2025, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Global Bond Fund*	$ 61,716,052	$59,065,848	$ 120,781,900
Macquarie High Income Fund*	280,868,888	1,729,749,533	2,010,618,421
Macquarie International Core Equity Fund*	8,852,493	18,422,267	27,274,760
Macquarie Large Cap Growth Fund*	187,116,462	28,979,128	216,095,590
Macquarie Mid Cap Growth Fund*	444,171,871	315,169,630	759,341,501
Macquarie Small Cap Growth Fund*	48,860,979	6,713,218	55,574,197
Macquarie Smid Cap Core Fund	785,013	—	785,013
* A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.

6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Core Equity Fund		Macquarie Global Bond Fund		Macquarie Global Growth Fund
	Year ended		Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24	3/31/25	3/31/24
Shares sold:
Class A	4,215,531	4,618,905	1,176,955	952,264	421,300	399,382
Class C	398,037	328,467	24,817	42,553	20,146	13,482
Class R	324	615	101,407	15,720	1,499	511
Institutional Class[1]	11,720,259	6,348,871	8,648,216	10,793,272	903,912	787,848
Class R6	820,369	1,342,371	4,430,623	6,170,536	31,979	351,120
Class Y	654,640	149,018	77,267	68,144	3,014	7,827

Shares from reorganization:[2]
Class A	—	—	584,984	—	9,904,101	—
Class C	—	—	20,015	—	82,030	—
Class R	—	—	—	—	7,348	—
Institutional Class[1]	—	—	1,925,479	—	2,057,656	—
Class R6	—	—	4,550	—	38,335	—
Class Y	—	—	—	—	32,857	—

Shares issued upon reinvestment of dividends and distributions:
Class A	18,046,089	19,372,670	330,443	385,638	670,656	602,684
Class C	240,863	233,844	3,910	5,725	10,351	10,789
Class R	1,006	931	3,200	996	810	1,422
Institutional Class[1]	3,482,490	3,616,051	796,126	771,548	198,989	289,638
Class R6	331,726	316,814	709,041	672,010	13,718	4,838
Class Y	199,584	151,484	7,062	7,508	3,063	3,122
	40,110,918	36,480,041	18,844,095	19,885,914	14,401,764	2,472,663

Shares redeemed:
Class A	(28,746,723)	(32,870,315)	(2,653,001)	(3,040,969)	(2,975,422)	(2,371,970)
Class C	(549,280)	(651,031)	(108,970)	(153,562)	(63,015)	(38,959)
Class R	(241)	(7,976)	(28,321)	(7,563)	(4,381)	(4,061)
Institutional Class[1]	(12,319,800)	(15,798,253)	(11,792,955)	(8,266,748)	(2,522,971)	(2,594,218)
Class R6	(801,995)	(1,055,599)	(4,249,290)	(2,711,717)	(61,698)	(50,040)
Class Y	(938,858)	(244,028)	(47,794)	(63,829)	(13,455)	(7,859)
	(43,356,897)	(50,627,202)	(18,880,331)	(14,244,388)	(5,640,942)	(5,067,107)
Net increase (decrease)	(3,245,979)	(14,147,161)	(36,236)	5,641,526	8,760,822	(2,594,444)

Notes to financial statements
Ivy Funds
6. Capital Shares (continued)
	Macquarie High Income Fund		Macquarie International Core Equity Fund		Macquarie Large Cap Growth Fund
	Year ended		Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24	3/31/25	3/31/24
Shares sold:
Class A	12,286,572	15,705,268	1,482,061	1,778,021	4,664,405	5,731,399
Class C	971,704	1,623,841	42,551	106,988	468,390	927,521
Class R	380,972	265,948	90,153	82,605	222,033	812,035
Institutional Class[1]	37,481,002	45,776,972	6,143,644	6,539,054	43,833,711	35,747,035
Class R6	3,505,979	2,671,246	2,381,690	2,583,610	1,475,240	4,325,811
Class Y	2,325,970	4,370,920	772,619	331,181	312,256	387,095

Shares from reorganization:[2]
Class A	50,917,870	—	8,196,383	—	20,383,763	—
Class C	393,307	—	148,964	—	183,650	—
Class R	363,928	—	60,957	—	25,317	—
Institutional Class[1]	15,494,063	—	6,027,488	—	2,481,780	—
Class R6	8,707,578	—	136,975	—	—	—
Class Y	—	—	22,062	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	13,449,120	13,665,816	135,235	348,815	1,469,040	2,450,339
Class C	913,301	1,380,473	—	23,247	64,285	120,396
Class R	345,892	393,808	5,179	46,130	18,588	38,360
Institutional Class[1]	11,595,320	12,861,237	275,705	918,553	1,716,195	3,000,727
Class R6	1,051,884	637,836	76,602	345,646	88,977	188,121
Class Y	526,707	717,805	14,146	50,833	17,167	28,365
	160,711,169	100,071,170	26,012,414	13,154,683	77,424,797	53,757,204

Shares redeemed:
Class A	(51,992,986)	(50,704,568)	(4,010,367)	(2,953,227)	(15,347,054)	(15,166,880)
Class C	(7,451,502)	(8,732,708)	(479,893)	(866,781)	(825,318)	(853,507)
Class R	(1,071,872)	(1,117,737)	(335,384)	(410,956)	(420,760)	(167,584)
Institutional Class[1]	(74,654,313)	(68,444,869)	(12,819,600)	(12,776,814)	(38,362,081)	(31,010,207)
Class R6	(5,338,827)	(4,740,568)	(5,072,537)	(4,196,054)	(4,110,550)	(2,546,655)
Class Y	(4,102,713)	(7,533,038)	(687,091)	(713,811)	(237,029)	(406,855)
	(144,612,213)	(141,273,488)	(23,404,872)	(21,917,643)	(59,302,792)	(50,151,688)
Net increase (decrease)	16,098,956	(41,202,318)	2,607,542	(8,762,960)	18,122,005	3,605,516

	Macquarie Mid Cap Growth Fund		Macquarie Mid Cap Income Opportunities Fund		Macquarie Small Cap Growth Fund
	Year ended		Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24	3/31/25	3/31/24
Shares sold:
Class A	2,372,056	3,853,493	571,665	615,484	1,933,784	2,619,833
Class C	287,527	432,653	40,636	64,574	265,232	205,904
Class R	209,630	353,202	82,866	659,487	258,104	335,919
Institutional Class[1]	17,126,787	20,650,986	8,196,695	9,403,939	4,353,861	5,285,925
Class R6	6,981,096	12,847,432	653,846	1,130,445	845,062	2,037,627
Class Y	1,053,883	1,205,789	61,552	250,217	163,514	392,923

Shares from reorganization:[2]
Class A	24,121,871	—	—	—	1,624,592	—
Class C	1,737,673	—	—	—	636,743	—
Class R	305,604	—	—	—	128,838	—
Institutional Class[1]	11,473,739	—	—	—	3,106,920	—
Class R6	1,159,373	—	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	4,928,324	3,863,763	825,188	479,882	2,616,229	2,613,631
Class C	421,575	337,475	80,009	48,091	286,054	231,085
Class R	156,283	165,346	61,816	29,577	218,737	205,596
Institutional Class[1]	5,237,432	5,624,465	4,275,169	2,564,914	667,681	754,848
Class R6	2,136,947	2,318,269	471,523	267,127	173,262	245,182
Class Y	412,517	500,143	69,433	39,240	56,009	99,864
	80,122,317	52,153,016	15,390,398	15,552,977	17,334,622	15,028,337

Shares redeemed:
Class A	(15,958,299)	(13,258,007)	(1,777,782)	(2,646,023)	(10,866,377)	(13,754,232)
Class C	(1,957,372)	(1,282,570)	(298,666)	(334,919)	(1,109,733)	(1,159,017)
Class R	(662,636)	(837,471)	(216,218)	(86,889)	(704,928)	(766,891)
Institutional Class[1]	(47,570,371)	(29,124,818)	(18,850,209)	(25,691,849)	(11,050,691)	(13,722,907)
Class R6	(15,013,343)	(10,671,599)	(1,514,329)	(1,681,502)	(4,206,296)	(2,445,309)
Class Y	(2,665,483)	(2,206,360)	(192,830)	(208,109)	(621,157)	(2,950,795)
	(83,827,504)	(57,380,825)	(22,850,034)	(30,649,291)	(28,559,182)	(34,799,151)
Net decrease	(3,705,187)	(5,227,809)	(7,459,636)	(15,096,314)	(11,224,560)	(19,770,814)

Notes to financial statements
Ivy Funds
6. Capital Shares (continued)
	Macquarie Smid Cap Core Fund		Macquarie Systematic Emerging Markets Equity Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Shares sold:
Class A	689,504	820,792	647,049	751,326
Class C	87,287	96,067	253,564	53,843
Class R	191,943	208,225	52,906	56,410
Institutional Class[1]	2,980,869	1,369,882	4,389,060	3,900,466
Class R6	295,821	363,227	954,184	1,182,942
Class Y	33,535	53,236	320,518	404,902

Shares issued upon reinvestment of dividends and distributions:
Class A	19,786	58,992	237,493	288,725
Class C	939	6,837	38,318	40,304
Class R	1,719	8,139	9,915	9,875
Institutional Class[1]	26,819	63,216	596,621	773,725
Class R6	8,259	19,271	170,222	229,152
Class Y	628	2,144	42,497	44,926
	4,337,109	3,070,028	7,712,347	7,736,596

Shares redeemed:
Class A	(1,484,452)	(2,031,718)	(2,237,933)	(2,845,770)
Class C	(304,949)	(392,729)	(493,633)	(620,635)
Class R	(274,180)	(252,861)	(69,308)	(98,730)
Institutional Class[1]	(2,771,055)	(4,026,804)	(7,697,932)	(11,742,505)
Class R6	(538,301)	(758,487)	(2,472,031)	(3,185,553)
Class Y	(56,438)	(92,569)	(384,233)	(584,309)
	(5,429,375)	(7,555,168)	(13,355,070)	(19,077,502)
Net decrease	(1,092,266)	(4,485,140)	(5,642,723)	(11,340,906)
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[2]	See Note 7.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous pages and on the “Statements of changes in net assets.” For the years ended March 31, 2025 and 2024, each Fund had the following exchange transactions:
	Year ended March 31, 2025			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Macquarie Core Equity Fund			$3,523,804			$2,749,709
Class A	162,253	28,925		98,168	78,449
Class C	41,078	—		50,013	—
Institutional Class[1]	4,462	112,179		34,447	76,907
Class R6	—	23,894		—	4,139

	Year ended March 31, 2025			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Macquarie Global Bond Fund			$129,102			$173,461
Class A	8,696	4,272		3,960	15,493
Class C	5,318	—		3,227	—
Institutional Class[1]	—	9,754		12,270	3,965
Macquarie Global Growth Fund			$415,159			$397,391
Class A	6,866	4,475		5,730	7,282
Class C	4,468	—		3,785	—
Institutional Class[1]	1,408	6,369		4,716	5,440
Class R6	—	127		—	—
Class Y	—	376		—	—
Macquarie High Income Fund			$5,720,992			$2,601,988
Class A	574,939	181,699		77,141	285,761
Class C	221,936	—		147,907	—
Institutional Class[1]	20,899	761,275		170,091	147,151
Class R6	—	1,418		—	9,352
Class Y	126,422	—		46,828	—
Macquarie International Core Equity Fund			$967,673			$1,437,039
Class A	14,930	9,362		18,962	22,272
Class C	21,278	—		30,730	—
Institutional Class[1]	5,928	32,915		8,002	45,787
Class R6	—	3,187		—	5,363
Class Y	6,404	—		20,029	—
Macquarie Large Cap Growth Fund			$7,740,731			$4,833,422
Class A	168,950	47,650		85,424	54,213
Class C	40,670	—		40,953	—
Institutional Class[1]	21,346	139,392		49,412	72,905
Class R6	1,343	17,290		—	32,990
Class Y	—	1,045		2,705	—
Macquarie Mid Cap Growth Fund			$5,375,176			$2,454,988
Class A	73,770	39,983		57,671	31,631
Class C	46,799	—		23,946	—
Institutional Class[1]	15,391	132,521		14,693	54,141
Class R6	60,385	4,920		84	1,475
Class Y	2,133	—		3,100	—
Macquarie Mid Cap Income Opportunities Fund			$3,089,872			$2,113,300
Class A	72,898	43,257		117,372	959
Class C	34,873	—		1,508	—
Institutional Class[1]	11,424	118,843		1,670	54,040
Class R6	—	544		173	1,669
Class Y	43,388	—		—	63,611
Macquarie Small Cap Growth Fund			$1,637,758			$1,411,096
Class A	91,328	18,515		75,469	16,375
Class C	62,376	—		31,380	—
Institutional Class[1]	94	37,991		4,175	57,434
Class R6	—	25,165		—	4,015
Class Y	2,060	—		13,132	—
Macquarie Smid Cap Core Fund			$368,109			$396,726
Class A	11,911	5,809		5,296	4,777
Class C	13,633	—		25,761	—

Notes to financial statements
Ivy Funds
6. Capital Shares (continued)
	Year ended March 31, 2025			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Institutional Class[1]	622	12,262		2,655	19,442
Class R6	—	2,229		—	127
Macquarie Systematic Emerging Markets Equity Fund			$1,012,462			$2,743,960
Class A	18,444	9,788		6,708	22,786
Class C	8,876	—		19,057	—
Class R	—	—		840	—
Institutional Class[1]	17,640	30,913		127,162	11,131
Class R6	—	10,203		—	115,665
Class Y	8,530	—		—	—
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
7. Reorganizations
On January 16, 2024, the Board and the applicable corresponding board of trustees approved the reorganizations of the following acquired funds with and into the following acquiring funds (each a "Reorganization" and together the "Reorganizations"):
Acquired Fund(s)	Acquiring Fund
Delaware Ivy High Yield Fund (Acquired Fund I), a series of the Trust Delaware High-Yield Opportunities Fund (Acquired Fund II), a series of Delaware Group Income Funds	Macquarie High Income Fund (Acquiring Fund I), a series of the Trust
Delaware Ivy Total Return Bond Fund (Acquired Fund III), a series of the Trust	Macquarie Global Bond Fund (Acquiring Fund II), a series of the Trust
Delaware International Equity Fund (Acquired Fund IV), a series of Delaware Group Global & International Funds Delaware International Equity Fund II (Acquired Fund V), a series of the Trust	Macquarie International Core Equity Fund (Acquiring Fund III), a series of the Trust
Delaware Global Equity Fund (Acquired Fund VI), a series of Delaware Global Equity Funds IV Delaware Global Equity Fund II (Acquired Fund XI), a series of the Trust	Macquarie Global Growth Fund (Acquiring Fund IV), a series of the Trust
Delaware Ivy Accumulative Fund (Acquired Fund VII), a series of the Trust Delaware Select Growth Fund (Acquired Fund VIII), a series of Voyageur Mutual Funds III	Macquarie Large Cap Growth Fund (Acquiring Fund V), a series of the Trust

Acquired Fund(s)	Acquiring Fund
Delaware Mid Cap Growth Equity Fund (Acquired Fund IX), a series of Delaware Group Equity Funds IV	Macquarie Mid Cap Growth Fund (Acquiring Fund VI), a series of the Trust
Delaware Small Cap Growth Fund (Acquired Fund X), a series of Delaware Group Equity Funds IV	Macquarie Small Cap Growth Fund (Acquiring Fund VII), a series of the Trust
In approving the Reorganizations, the Board and the applicable corresponding board of trustees considered various factors, including that the applicable Acquiring Fund and the applicable Acquired Fund share substantially similar or identical investment objectives, similar principal investment strategies and principal risks, and materially similar or identical fundamental investment restrictions and that the applicable Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund's total expense ratio following the applicable Reorganization taking into account applicable expense limitation arrangements.
The applicable Acquired Fund shareholders approved each Reorganization on the following dates:
Acquired Fund	Shareholder Approval Date
Acquired Fund II Acquired Fund IV Acquired Fund V Acquired Fund VI	March 25, 2024
Acquired Fund VII Acquired Fund VIII	April 30, 2024
Acquired Fund IX Acquired Fund X	May 6, 2024
Acquired Fund XI	June 6, 2024
No shareholder approval was required for the Acquired Fund I Reorganization and Acquired Fund III Reorganization.
Pursuant to an Agreement and Plan of Reorganization (the Plan): (i) all of the property, and assets of each Acquired Fund were acquired by the applicable Acquiring Fund and (ii) the applicable trust, on behalf of the applicable Acquiring Fund, assumed the liabilities of the applicable Acquired Fund, in exchange for shares of the applicable Acquiring Fund. In accordance with the Plan, each Acquired Fund liquidated and dissolved following the applicable Reorganization. The Reorganizations were accomplished by a tax-free exchange of shares on the following dates:
Acquired Fund	Reorganization Date
Acquired Fund I Acquired Fund II Acquired Fund III	April 26, 2024
Acquired Fund IV Acquired Fund V Acquired Fund VI	May 3, 2024
Acquired Fund VII Acquired Fund VIII Acquired Fund IX Acquired Fund X	June 7, 2024
Acquired Fund XI	July 26, 2024

Notes to financial statements
Ivy Funds
7. Reorganizations (continued)
For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the applicable Acquired Funds was carried forward to align ongoing reporting of the applicable Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Acquired Fund I, the Acquired Fund II and the Acquiring Fund I Reorganization were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$6,548,465	776,805	1,091,411	$1,081,506,264	1.4050
Class C	—	—	—	106,974,966	—
Class I	19,011,243	2,255,189	3,168,541	992,606,874	1.4050
Class R	—	—	—	32,247,080	—
Class R6	15,945	1,878	2,657	52,045,106	1.4148
Class Y	—	—	—	54,109,954	—
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$298,958,478	88,188,342	49,826,459	$1,081,506,264	0.5650
Class C	2,359,840	696,118	393,307	106,974,966	0.5650
Class I/Institutional Class*	73,953,134	21,879,625	12,325,522	992,606,874	0.5633
Class R	2,183,570	642,227	363,928	32,247,080	0.5667
Class R6	52,229,524	15,452,522	8,704,921	52,045,106	0.5633
Class Y	—	—	—	54,109,954	—
* Acquired Fund II Institutional Class shares are named Class I for the Acquiring Fund I.
The net assets of the Acquired Fund I and Acquired Fund II before the Acquired Fund I and Acquired Fund II Reorganization were $25,666,340 and $430,065,117, respectively. The Acquired Fund I and Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund I and Acquired Fund II Reorganization. The net assets of the Acquiring Fund I immediately following the Acquired Fund I and Acquired Fund II Reorganization were $2,774,750,443.
The share transactions associated with the Acquired Fund III and the Acquiring Fund II Reorganization were as follows:
	Acquired Fund III Net Assets	Acquired Fund III Shares Outstanding	Shares Converted to Acquiring Fund II	Acquiring Fund II Net Assets	Conversion Ratio
Class A	$5,241,459	636,099	584,984	$93,345,887	0.9196
Class C	179,136	22,007	20,015	1,666,314	0.9095
Class I	17,233,034	2,073,771	1,925,479	210,589,902	0.9285
Class R	—	—	—	336,493	—
Class R6	40,681	4,797	4,550	163,561,879	0.9485
Class Y	—	—	—	1,968,354	—
The net assets of the Acquired Fund III before the Acquired Fund III Reorganization were $22,789,377. The Acquired Fund III net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund III Reorganization. The net assets of the Acquiring Fund II immediately following the Acquired Fund III Reorganization were $494,163,139.

The share transactions associated with the Acquired Fund IV, the Acquired Fund V and the Acquiring Fund III Reorganization were as follows:
	Acquired Fund IV Net Assets	Acquired Fund IV Shares Outstanding	Shares Converted to Acquiring Fund III	Acquiring Fund III Net Assets	Conversion Ratio
Class A	$135,708,949	9,728,240	6,537,040	$291,262,715	0.6720
Class C	2,389,837	172,054	132,548	17,357,490	0.7704
Class I/Institutional Class*	108,872,439	7,765,509	5,194,296	676,850,654	0.6689
Class R	904,221	64,680	43,598	39,156,771	0.6741
Class R6	2,480,656	176,559	118,014	247,563,186	0.6684
Class Y	—	—	—	38,282,983	—
	Acquired Fund V Net Assets	Acquired Fund V Shares Outstanding	Shares Converted to Acquiring Fund III	Acquiring Fund III Net Assets	Conversion Ratio
Class A	$34,447,967	2,322,857	1,659,343	$291,262,715	0.7144
Class C	295,989	22,056	16,416	17,357,490	0.7443
Class I	17,463,716	1,131,070	833,192	676,850,654	0.7366
Class R	360,018	24,642	17,359	39,156,771	0.7044
Class R6	398,554	25,003	18,961	247,563,186	0.7583
Class Y	461,972	30,473	22,062	38,282,983	0.7240
* Acquired Fund IV Institutional Class shares are named Class I for the Acquiring Fund III.
The net assets of the Acquired Fund IV and Acquired Fund V before the Acquired Fund IV and Acquired Fund V Reorganization were $250,915,360 and $55,086,825, respectively. The Acquired Fund IV and Acquired Fund V net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund IV and Acquired Fund V Reorganization. The net assets of the Acquiring Fund III immediately following the Acquired Fund IV and Acquired Fund V Reorganization were $1,614,258,117.
The share transactions associated with the Acquired Fund VI and the Acquiring Fund IV Reorganization were as follows:
	Acquired Fund VI Net Assets	Acquired Fund VI Shares Outstanding	Shares Converted to Acquiring Fund IV	Acquiring Fund IV Net Assets	Conversion Ratio
Class A	$179,284,431	27,329,944	5,236,111	$337,173,127	0.1916
Class C	—	—	—	2,107,600	—
Class I/Institutional Class*	3,050,836	433,974	84,324	175,334,869	0.1943
Class R	—	—	—	758,475	—
Class R6	105,652	14,776	2,912	14,386,544	0.1971
Class Y	—	—	—	1,816,818	—
* Acquired Fund VI Institutional Class shares are named Class I for the Acquiring Fund IV.
The net assets of the Acquired Fund VI before the Acquired Fund VI Reorganization were $182,637,841. The Acquired Fund VI net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund VI Reorganization. The net assets of the Acquiring Fund IV immediately following the Acquired Fund VI Reorganization were $714,018,352.

Notes to financial statements
Ivy Funds
7. Reorganizations (continued)
The share transactions associated with the Acquired Fund VII, the Acquired Fund VIII and the Acquiring Fund V Reorganization were as follows:
	Acquired Fund VII Net Assets	Acquired Fund VII Shares Outstanding	Shares Converted to Acquiring Fund V	Acquiring Fund V Net Assets	Conversion Ratio
Class A	$496,817,294	81,445,458	14,852,535	$2,577,336,834	0.1824
Class C	1,403,074	393,018	61,918	60,906,353	0.1575
Class I	64,773,215	10,281,463	1,760,620	4,211,398,600	0.1712
Class R	—	—	—	33,923,702	—
Class R6	—	—	—	308,859,780	—
Class Y	—	—	—	34,960,874	—
	Acquired Fund VIII Net Assets	Acquired Fund VIII Shares Outstanding	Shares Converted to Acquiring Fund V	Acquiring Fund V Net Assets	Conversion Ratio
Class A	$185,019,574	6,755,005	5,531,228	$2,577,336,834	0.8188
Class C	2,758,443	254,704	121,732	60,906,353	0.4779
Class I/Institutional Class*	26,531,473	810,369	721,160	4,211,398,600	0.8899
Class R	777,982	32,840	25,317	33,923,702	0.7709
Class R6	—	—	—	308,859,780	—
Class Y	—	—	—	34,960,874	—
* Acquired Fund VIII Institutional Class shares are named Class I for the Acquiring Fund V.
The net assets of the Acquired Fund VII and Acquired Fund VIII before the Acquired Fund VII and Acquired Fund VIII Reorganizations were $563,069,889 and $215,107,483, respectively. The Acquired Fund VII and Acquired Fund VIII net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund VII and Acquired Fund VIII Reorganization. The net assets of the Acquiring Fund V immediately following the Acquired Fund VII and Acquired Fund VIII Reorganization were $8,005,467,198.
The share transactions associated with the Acquired Fund IX and the Acquiring Fund VI Reorganization were as follows:
	Acquired Fund IX Net Assets	Acquired Fund IX Shares Outstanding	Shares Converted to Acquiring Fund VI	Acquiring Fund VI Net Assets	Conversion Ratio
Class A	$643,330,310	40,008,104	24,121,871	$1,420,384,857	0.6029
Class C	32,772,506	1,713,147	1,737,673	62,385,230	1.0143
Class I/Institutional Class*	353,505,893	12,317,278	11,473,739	2,868,013,709	0.9315
Class R	7,649,278	590,678	305,604	50,264,343	0.5174
Class R6	36,218,815	1,252,380	1,159,373	1,185,239,557	0.9257
Class Y	—	—	—	214,893,557	—
* Acquired Fund IX Institutional Class shares are named Class I for the Acquiring Fund VI.
The net assets of the Acquired Fund IX before the Acquired Fund IX Reorganization were $1,074,266,205. The Acquired Fund IX net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund IX Reorganization. The net assets of the Acquiring Fund VI immediately following the Acquired Fund IX Reorganization were $6,874,658,055.

The share transactions associated with the Acquired Fund X and the Acquiring Fund VII Reorganization were as follows:
	Acquired Fund X Net Assets	Acquired Fund X Shares Outstanding	Shares Converted to Acquiring Fund VII	Acquiring Fund VII Net Assets	Conversion Ratio
Class A	$19,820,021	1,939,337	1,624,592	$585,855,428	0.8377
Class C	4,221,604	451,026	636,743	14,797,607	1.4118
Class I/Institutional Class*	64,499,652	6,154,547	3,106,920	404,141,184	0.5048
Class R	1,475,192	148,859	128,838	41,445,732	0.8655
Class R6	—	—	—	161,923,550	—
Class Y	—	—	—	31,021,579	—
* Acquired Fund X Institutional Class shares are named Class I for the Acquiring Fund VII.
The net assets of the Acquired Fund X before the Acquired Fund X Reorganization were $90,069,019. The Acquired Fund X net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund X Reorganization. The net assets of the Acquiring Fund VII immediately following the Acquired Fund X Reorganization were $1,329,201,549.
The share transactions associated with the Acquired Fund XI and the Acquiring Fund IV Reorganization were as follows:
	Acquired Fund XI Net Assets	Acquired Fund XI Shares Outstanding	Shares Converted to Acquiring Fund IV	Acquiring Fund IV Net Assets	Conversion Ratio
Class A	$167,347,443	18,170,189	4,667,990	$525,834,105	0.2569
Class C	1,756,259	192,784	82,030	2,039,206	0.4255
Class I	74,769,538	8,074,464	1,973,332	177,898,628	0.2444
Class R	254,446	27,687	7,348	769,281	0.2654
Class R6	1,346,433	145,090	35,423	14,928,737	0.2441
Class Y	1,189,737	129,179	32,857	1,884,175	0.2544
The net assets of the Acquired Fund XI before the Acquired Fund XI Reorganization were $246,923,040. The Acquired Fund XI net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund XI Reorganization. The net assets of the Acquiring Fund IV immediately following the Acquired Fund XI Reorganization were $970,017,988.
Assuming the Reorganizations had been completed on April 1, 2024, the Acquiring Fund's pro forma results of operations for year ended March 31, 2025 would have been as follows:
	Acquiring Fund I	Acquiring Fund II	Acquiring Fund III	Acquiring Fund IV
Net investment income (loss)	$171,370,304	$18,886,670	$ 23,215,715	$ 3,455,080
Net realized gain (loss) on investments	(114,829,838)	2,921,068	129,259,934	64,929,118
Net change in unrealized appreciation (depreciation)	10,544,909	(2,305,694)	(81,132,449)	(17,856,386)
Net increase in net assets resulting from operations	$67,085,375	$19,502,044	$ 71,343,200	$ 50,527,812
	Acquiring Fund V	Acquiring Fund VI	Acquiring Fund VII
Net investment income (loss)	$(11,414,350)	$(27,148,156)	$(10,220,129)
Net realized gain (loss) on investments	568,582,796	770,290,790	133,771,838
Net change in unrealized appreciation (depreciation)	(111,271,771)	(1,527,577,513)	(214,934,225)
Net increase in net assets resulting from operations	$445,896,675	$(784,434,879)	$(91,382,516)
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s “Statements of operations” since the Reorganizations were consummated on April 26, 2024 for the Acquired Fund I, Acquired Fund II, and

Notes to financial statements
Ivy Funds
7. Reorganizations (continued)
Acquired Fund III; May 3, 2024 for the Acquired Fund IV, Acquired Fund V, and Acquired Fund VI; June 7, 2024 for the Acquired Fund VII, Acquired Fund VIII, Acquired Fund IX, and Acquired Fund X; and July 26, 2024 for the Acquired Fund XI.
8. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of March 31, 2025, or at any time during the year then ended.
9. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 9) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended March 31, 2025.
10. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund's exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.” At March 31, 2025, Macquarie Global Bond Fund posted $7,100,000 and received $448,356 in cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due from brokers” and “Cash collateral due to brokers”, respectively on the “Statements of assets and liabilities.”
During the year ended March 31, 2025, Macquarie Global Bond Fund used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

During the year ended March 31, 2025, Macquarie International Core Equity Fund used forward foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
During the year ended March 31, 2025, Macquarie International Core Equity Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statements of operations."
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At March 31, 2025, Macquarie Global Bond Fund posted $475,978 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended March 31, 2025, Macquarie Global Bond Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open option contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended March 31, 2025, Macquarie Global Bond Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.
Swap Contracts — Each Fund may enter into CDS and IRS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or

Notes to financial statements
Ivy Funds
10. Derivatives (continued)
basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended March 31, 2025, Macquarie Global Bond Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
As disclosed in the footnotes to the “Schedules of investments,” at March 31, 2025, the notional value of the protection sold was $11,400,000, which reflects the maximum potential amount Macquarie Global Bond Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2025, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At March 31, 2025, net unrealized depreciation of the protection sold was $(163,077).
CDS contracts may involve greater risks than if Macquarie Global Bond Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the year ended March 31, 2025, Macquarie Global Bond Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an IRS involves payments received by Macquarie Global Bond Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An IRS can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. IRS may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the IRS contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the year ended March 31, 2025, Macquarie Global Bond Fund used IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
At March 31, 2025, Macquarie Global Bond Fund posted $3,776,629 in cash as collateral for open centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of March 31, 2025 were as follows:
	Macquarie Global Bond Fund
	Asset Derivatives Fair Value
Statements of asset and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$765,785	$—	$—	$765,785
Variation margin due to broker on futures contracts*	—	1,659,749	—	1,659,749
Variation margin due from brokers on centrally cleared interest rate swap contracts*	—	3,347,618	—	3,347,618
Unrealized appreciation on over-the-counter credit default swap contracts	—	—	3,248	3,248
Total	$765,785	$5,007,367	$3,248	$5,776,400
	Macquarie Global Bond Fund
	Liability Derivatives Fair Value
Statements of asset and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(7,202,390)	$—	$—	$(7,202,390)
Variation margin due to broker on futures contracts*	—	(1,566,350)	—	(1,566,350)
Variation margin due to brokers on centrally cleared credit default swap contracts*	—	—	(163,077)	(163,077)
Variation margin due from brokers on centrally cleared interest rate swap contracts*	—	(1,269,544)	—	(1,269,544)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(103,115)	(103,115)
Options written, at value	—	(18,375)	—	(18,375)
Total	$(7,202,390)	$(2,854,269)	$(266,192)	$(10,322,851)
*Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared IRS contracts from the date the contracts were opened through March 31, 2025. Only current day variation margin is reported on the Fund's “Statements of assets and liabilities.”

Notes to financial statements
Ivy Funds
10. Derivatives (continued)
The effect of derivative instruments on the “Statements of operations” for the year ended March 31, 2025 was as follows:
	Macquarie Global Bond Fund
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$9,968,275	$—	$(431,366)	$230,663	$(16,852)	$9,750,720
Interest rate contracts	—	(2,037,401)	(384,088)	647,954	(136,328)	(1,909,863)
Equity contracts	—	—	—	—	110,326	110,326
Credit contracts	—	276,759	—	—	(181,034)	95,725
Total	$9,968,275	$(1,760,642)	$(815,454)	$878,617	$(223,888)	$8,046,908
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(5,683,661)	$—	$413,497	$(223,288)	$(69,993)	$(5,563,445)
Interest rate contracts	—	1,065,175	(157,882)	18,174	1,851,569	2,777,036
Credit contracts	—	—	—	—	(107,563)	(107,563)
Total	$(5,683,661)	$1,065,175	$255,615	$(205,114)	$1,674,013	$(2,893,972)
The tables below summarize the average daily balance of derivative holdings by certain Funds during the year ended March 31, 2025:
	Long Derivative Volume
	Macquarie Global Bond Fund		Macquarie International Core Equity Fund
Forward foreign currency exchange contracts (average contract amount)		$6,589,016		$31,950
Futures contracts (average notional amount)		311,009,341		—
Options contracts (average value)*		95,687		—
CDS contracts (average notional amount)**		8,345,154		—
Interest rate swap contracts (average notional amount)	AUD	50,174,409	AUD	—
Interest rate swap contracts (average notional amount)	CAD	54,820,866	CAD	—
Interest rate swap contracts (average notional amount)	EUR	44,463,343	EUR	—
Interest rate swap contracts (average notional amount)	GBP	69,832,669	GBP	—
Interest rate swap contracts (average notional amount)	JPY	11,289,370,079	JPY	—
Interest rate swap contracts (average notional amount)	NOK	327,104,331	NOK	—
Interest rate swap contracts (average notional amount)	NZD	8,125,984	NZD	—
Interest rate swap contracts (average notional amount)	SEK	306,996,063	SEK	—
Interest rate swap contracts (average notional amount)		35,043,425		—

Short Derivative Volume
Macquarie Global Bond Fund
Forward foreign currency exchange contracts (average contract amount)	$221,006,138
Futures contracts (average notional amount)	196,907,725
Options contracts (average value)*	106,414
CDS contracts (average notional amount)**	1,054,055
* Long represents purchased options and short represents written options.
** Long represents buying protection and short represents selling protection.
11. Offsetting
Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs certain  over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”
At March 31, 2025, certain Funds had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Macquarie Global Bond Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$326,063	$(62,051)	$264,012
JPMorgan Chase Bank	333,885	(304,025)	29,860
TD Bank	109,085	(6,939,429)	(6,830,344)
Total	$769,033	$(7,305,505)	$(6,536,472)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$264,012	$—	$(264,012)	$—	$—	$—
JPMorgan Chase Bank	29,860	—	—	—	—	29,860
TD Bank	(6,830,344)	—	—	—	6,830,344	—
Total	$(6,536,472)	$—	$(264,012)	$—	$6,830,344	$29,860
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Notes to financial statements
Ivy Funds
12. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended March 31, 2025, each Fund had no securities out on loan.
13. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Funds' investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and Baa3 by Moody’s Investors Service, Inc, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their

Notes to financial statements
Ivy Funds
13. Credit and Market Risks (continued)
obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. Macquarie High Income Fund had unfunded loan commitments at the year ended March 31, 2025.
Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2025. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”
14. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
15. Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
16.  Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Funds' financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Ivy Funds and Shareholders of Macquarie Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Small Cap Growth Fund, Macquarie Smid Cap Core Fund, Macquarie Global Bond Fund, Macquarie High Income Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund and Macquarie Systematic Emerging Markets Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting Ivy Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Macquarie Core Equity Fund(1)
Macquarie Large Cap Growth Fund(1)
Macquarie Mid Cap Growth Fund(1)
Macquarie Mid Cap Income Opportunities Fund(1)
Macquarie Small Cap Growth Fund(1)
Macquarie Smid Cap Core Fund(1)	Macquarie Global Bond Fund(1) Macquarie High Income Fund(1) Macquarie Global Growth Fund(1) Macquarie International Core Equity Fund(1) Macquarie Systematic Emerging Markets Equity Fund(2)
(1) Statement of operations for the year ended March 31, 2025, statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025
(2) Consolidated statement of operations for the year ended March 31, 2025, consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the consolidated financial highlights for each of the five years in the period ended March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents, portfolio companies, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Ivy Funds
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended March 31, 2025, each Fund reports distributions paid during the year as follows:
	(A) Ordinary Income Distributions* (Tax Basis)	(B) Long-Term Capital Gains Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Macquarie Core Equity Fund	13.98%	86.02%	100.00%	59.50%
Macquarie Global Bond Fund	100.00%	—	100.00%	—
Macquarie Global Growth Fund	31.52%	68.48%	100.00%	40.73%
Macquarie High Income Fund	100.00%	—	100.00%	—
Macquarie International Core Equity Fund	100.00%	—	100.00%	0.85%
Macquarie Large Cap Growth Fund	1.95%	98.05%	100.00%	100.00%
Macquarie Mid Cap Growth Fund	—	100.00%	100.00%	—
Macquarie Mid Cap Income Opportunities Fund	17.07%	82.93%	100.00%	100.00%
Macquarie Small Cap Growth Fund	6.31%	93.69%	100.00%	67.19%
Macquarie Smid Cap Core Fund	100.00%	—	100.00%	100.00%
Macquarie Systematic Emerging Markets Equity Fund	100.00%	—	100.00%	—

(A) and (B) are based on a percentage of each Fund’s total distributions.
(C) is based on each Fund's ordinary income distributions.
1 Qualified dividends represent dividends which qualify for corporate dividends received deduction.
*For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Funds from ordinary income reported as qualified income are reported in the following table. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Percentage
Macquarie Core Equity Fund	71.68%
Macquarie Global Bond Fund	—
Macquarie Global Growth Fund	95.28%
Macquarie High Income Fund	—
Macquarie International Core Equity Fund	100.00%
Macquarie Large Cap Growth Fund	100.00%
Macquarie Mid Cap Growth Fund	—
Macquarie Mid Cap Income Opportunities Fund	100.00%
Macquarie Small Cap Growth Fund	69.41%
Macquarie Smid Cap Core Fund	100.00%
Macquarie Systematic Emerging Markets Equity Fund	51.91%

Other Fund information (Unaudited)
Ivy Funds
Tax Information (continued)
For the fiscal year ended March 31, 2025, certain distributions paid by the Funds, determined to be Qualified Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2025, the Funds have reported maximum Qualified Short-Term Capital Gains distributions as follows:
Qualified Short-Term Capital Gains
Macquarie Core Equity Fund	$30,685,849
Macquarie Global Growth Fund	7,383,094
Macquarie Mid Cap Income Opportunities Fund	1,174,706
Certain Funds intend to pass through foreign tax credits. The gross foreign source income earned during the fiscal year ended March 31, 2025 is as follows:
	Foreign Tax Credits	Gross Foreign Source Income Earned
Macquarie International Core Equity Fund	$3,119,704	$36,093,051
Macquarie Systematic Emerging Markets Equity Fund	7,731,755	27,416,900
The percentage of the ordinary dividends reported is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is as follows:
Percentage
Macquarie Global Bond Fund	100.00%
Macquarie High Income Fund	97.21%
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4450187)
ANN-IVYFUNDS-0525
This page is not part of the Financial statements and other information.

Alternative / specialty funds
Macquarie Climate Solutions Fund
(formerly, Delaware Climate Solutions Fund)
Macquarie Natural Resources Fund
(formerly, Delaware Ivy Natural Resources Fund)
Macquarie Real Estate Securities Fund
(formerly, Delaware Real Estate Securities Fund)
Macquarie Science and Technology Fund
(formerly, Delaware Ivy Science and Technology Fund)
Multi-asset funds
Macquarie Asset Strategy Fund
(formerly, Delaware Ivy Asset Strategy Fund)
Macquarie Balanced Fund
(formerly, Delaware Ivy Balanced Fund)
Financial statements and other information
For the year ended March 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at macquarie.com/mam/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Consolidated schedule of investments
Macquarie Asset Strategy Fund
March 31, 2025
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.27%
Fannie Mae REMICs
Series 2015-18 NS 1.666% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	3,115,291	$ 362,135
Series 2015-37 SB 1.166% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	6,336,772	590,383
Series 2016-48 US 1.646% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	6,810,261	454,617
Series 2017-33 AI 4.50% 5/25/47 Σ, =	2,616,510	333,066
Series 2019-13 IP 5.00% 3/25/49 Σ, =	2,072,561	441,533
Series 4740 SB 1.687% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	3,092,069	342,216

GNMA Series 2021-162 IN 3.00% 9/20/51 Σ, =	13,702,383	2,171,677
Total Agency Collateralized Mortgage Obligations (cost $6,272,561)		4,695,627

Agency Mortgage-Backed Securities — 6.32%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	1,234,119	1,121,220
2.50% 8/1/36	831,765	771,204
3.00% 11/1/33	277,895	267,996
Fannie Mae S.F. 30 yr
2.00% 6/1/50	92,345	74,155
2.00% 3/1/51	3,481,916	2,787,941
2.00% 9/1/51	1,253,872	999,522
2.50% 11/1/51	91,343	76,593
2.50% 2/1/52	4,454,685	3,724,100
2.50% 3/1/52	4,642,593	3,867,589
2.50% 4/1/52	111,191	93,043
3.00% 4/1/47	1,653,535	1,458,344
3.00% 12/1/51	1,883,849	1,653,855
3.00% 2/1/52	227,473	198,941
3.00% 6/1/52	112,606	98,503
3.00% 7/1/52	4,231,470	3,669,289
3.50% 1/1/48	310,395	286,704
3.50% 7/1/50	488,008	451,760
3.50% 6/1/52	3,012,861	2,721,616
3.50% 9/1/52	7,572,041	6,915,307
4.00% 9/1/52	675,413	630,303
4.00% 12/1/54	106,232	99,130
4.00% 1/1/55	2,038,943	1,902,634
4.50% 1/1/50	802,817	788,923
4.50% 10/1/52	2,727,823	2,613,906
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 2/1/53	820,588	$ 806,182
5.00% 8/1/53	287,983	282,853
5.50% 8/1/52	1,826,271	1,841,380
6.00% 5/1/53	468,059	478,438
6.00% 6/1/53	1,426,171	1,451,665
6.00% 7/1/53	438,221	451,633
6.00% 9/1/53	908,731	923,144
Fannie Mae S.F. 30 yr TBA
5.50% 4/1/55	7,641,000	7,630,843
6.00% 4/1/55	4,947,000	5,024,381
Freddie Mac S.F. 20 yr
2.00% 8/1/42	2,606,443	2,225,228
2.50% 2/1/42	935,478	824,245
2.50% 3/1/42	851,002	749,232
3.00% 3/1/37	678,490	636,169
Freddie Mac S.F. 30 yr
2.00% 3/1/52	4,367,291	3,475,295
2.50% 11/1/50	53,755	45,341
2.50% 1/1/52	4,336,350	3,652,302
2.50% 5/1/52	195,382	162,764
3.00% 12/1/46	1,663,388	1,469,050
3.50% 4/1/52	2,053,146	1,859,149
4.00% 9/1/49	526,017	497,876
4.00% 8/1/52	2,270,790	2,122,941
4.00% 9/1/52	2,059,075	1,923,753
4.50% 9/1/52	2,694,278	2,589,586
4.50% 10/1/52	6,631,897	6,354,937
4.50% 11/1/52	1,430,284	1,370,605
5.00% 7/1/52	717,885	715,951
5.00% 9/1/52	2,269,542	2,249,849
5.00% 11/1/52	595,781	585,635
5.00% 2/1/53	3,079,134	3,024,285
5.00% 6/1/53	1,439,503	1,413,860
5.50% 9/1/52	434,722	439,186
5.50% 2/1/53	2,928,397	2,941,446
5.50% 6/1/53	211,091	211,114
5.50% 9/1/53	4,347,628	4,364,104
GNMA II S.F. 30 yr
3.00% 12/20/51	556,344	493,035
3.00% 1/20/52	2,118,913	1,877,792
5.00% 9/20/52	1,922,093	1,899,871
5.50% 5/20/53	1,528,033	1,537,487
5.50% 2/20/54	570,253	575,043
Total Agency Mortgage-Backed Securities (cost $108,826,804)		108,450,228

    1

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Principal amount°	Value (US $)

Collateralized Debt Obligations — 0.16%
AIMCO CLO Series 2022-17A CR 144A 6.19% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	650,000	$ 650,025
Barings CLO Series 2018-2A CR 144A 6.402% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	600,000	600,203
OHA Credit Funding Series 2022-11A CR 144A 6.193% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	850,000	850,030
TCW CLO Series 2024-2A C 144A 6.453% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	650,000	650,140
Total Collateralized Debt Obligations (cost $2,750,000)		2,750,398

Convertible Bond — 0.14%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	2,252,490	2,418,518
Total Convertible Bond (cost $2,220,674)		2,418,518

Corporate Bonds — 16.46%
Banking — 2.07%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	1,551,811
Bank of America
5.162% 1/24/31 μ	490,000	496,873
5.518% 10/25/35 μ	1,068,000	1,048,328
5.819% 9/15/29 μ	495,000	513,073
5.872% 9/15/34 μ	255,000	266,194
6.204% 11/10/28 μ	470,000	488,565

Bank of Montreal 7.70% 5/26/84 μ	615,000	626,461
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	455,000	453,382
4.942% 2/11/31 μ	385,000	388,503
6.30% 3/20/30 μ, ψ	325,000	333,912
Citibank
5.438% 4/30/26	320,000	323,483
5.488% 12/4/26	1,385,000	1,408,594
5.57% 4/30/34	885,000	909,792
Citigroup
5.61% 9/29/26 μ	88,000	88,428
5.612% 3/4/56 μ	310,000	303,019
6.02% 1/24/36 μ	320,000	323,179
6.75% 2/15/30 μ, ψ	485,000	480,793
7.00% 8/15/34 μ, ψ	285,000	296,191
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
3.729% 1/14/32 μ	301,000	$ 270,778
6.72% 1/18/29 μ	939,000	983,154
6.819% 11/20/29 μ	815,000	864,490
7.146% 7/13/27 μ	355,000	365,009

Fifth Third Bancorp 6.361% 10/27/28 μ	1,099,000	1,142,189
Goldman Sachs Group
5.016% 10/23/35 μ	680,000	661,448
5.561% 11/19/45 μ	1,310,000	1,277,222
5.734% 1/28/56 μ	510,000	508,355
6.484% 10/24/29 μ	555,000	586,382

Huntington Bancshares 6.208% 8/21/29 μ	545,000	567,474
JPMorgan Chase & Co.
5.012% 1/23/30 μ	920,000	930,420
5.14% 1/24/31 μ	290,000	294,585
5.571% 4/22/28 μ	465,000	474,345
6.254% 10/23/34 μ	246,000	264,292

KeyBank 5.85% 11/15/27	205,000	210,644
Lloyds Banking Group 5.721% 6/5/30 μ	295,000	304,026
Morgan Stanley
2.484% 9/16/36 μ	730,000	605,417
5.164% 4/20/29 μ	780,000	790,717
5.516% 11/19/55 μ	480,000	469,248
5.831% 4/19/35 μ	768,000	796,237
6.138% 10/16/26 μ	340,000	342,688
6.296% 10/18/28 μ	575,000	598,074
6.407% 11/1/29 μ	530,000	559,494

NatWest Markets 144A 5.551% 3/21/30 #, •	1,005,000	1,011,989
PNC Financial Services Group
5.575% 1/29/36 μ	710,000	722,956
5.676% 1/22/35 μ	340,000	348,149
6.875% 10/20/34 μ	615,000	680,195

Popular 7.25% 3/13/28	320,000	332,039
Regions Financial
5.502% 9/6/35 μ	435,000	429,598
5.722% 6/6/30 μ	1,340,000	1,372,686
State Street
4.993% 3/18/27	520,000	526,924
6.123% 11/21/34 μ	1,035,000	1,089,619

Truist Bank 4.632% 9/17/29 μ	1,280,000	1,253,264
UBS Group
144A 5.699% 2/8/35 #, μ	200,000	205,161
144A 6.85% 9/10/29 #, μ, ψ	920,000	916,958
144A 7.00% 2/10/30 #, μ, ψ	230,000	227,086
US Bancorp
4.653% 2/1/29 μ	411,000	411,313

2

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
5.046% 2/12/31 μ	385,000	$ 388,250
5.384% 1/23/30 μ	155,000	158,170
5.424% 2/12/36 μ	205,000	206,333
5.678% 1/23/35 μ	345,000	352,816
5.727% 10/21/26 μ	120,000	120,713
6.787% 10/26/27 μ	220,000	227,371

Wells Fargo & Co. 5.244% 1/24/31 μ	295,000	300,009
		35,448,868
Basic Industry — 0.16%
Dow Chemical 5.95% 3/15/55	795,000	770,003
Freeport-McMoRan 5.45% 3/15/43	1,560,000	1,464,083
Nucor 5.10% 6/1/35	460,000	453,772
		2,687,858
Brokerage — 0.15%
Blackstone Reg Finance 5.00% 12/6/34	640,000	631,219
Jefferies Financial Group
2.625% 10/15/31	2,195,000	1,856,886
5.875% 7/21/28	135,000	138,653
		2,626,758
Capital Goods — 0.41%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	260,000	261,042
Amphenol 2.20% 9/15/31	1,230,000	1,055,910
Boeing
2.196% 2/4/26	800,000	782,873
6.858% 5/1/54	1,275,000	1,386,058

Deere & Co. 5.70% 1/19/55	1,020,000	1,063,227
Ingersoll Rand 5.70% 6/15/54	1,250,000	1,239,899
Northrop Grumman
4.03% 10/15/47	855,000	683,347
4.75% 6/1/43	135,000	122,040
5.20% 6/1/54	530,000	496,762
		7,091,158
Communication Services — 2.04%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	3,145,000	2,757,623
CCO Holdings 144A 4.50% 8/15/30 #	8,000,000	7,289,417
Connect Finco 144A 9.00% 9/15/29 #	2,850,000	2,601,990
Consolidated Communications
144A 5.00% 10/1/28 #	2,500,000	2,346,651
144A 6.50% 10/1/28 #	2,500,000	2,416,776
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communication Services (continued)
Frontier Communications Holdings
5.875% 11/1/29	3,442,781	$ 3,446,606
144A 6.00% 1/15/30 #	461,000	462,377

Gray Media 144A 4.75% 10/15/30 #	4,830,000	3,068,270
Sable International Finance 144A 7.125% 10/15/32 #	3,500,000	3,362,195
Sirius XM Radio 144A 4.125% 7/1/30 #	8,155,000	7,251,317
		35,003,222
Communications — 0.60%
AT&T
3.50% 9/15/53	2,960,000	2,019,954
6.30% 1/15/38	270,000	293,824

Charter Communications Operating 3.85% 4/1/61	1,790,000	1,087,979
Crown Castle 1.05% 7/15/26	560,000	533,929
IHS Holding 144A 8.25% 11/29/31 #	725,000	722,138
Meta Platforms
4.30% 8/15/29	285,000	285,011
4.55% 8/15/31	120,000	120,333
4.75% 8/15/34	255,000	253,285
5.40% 8/15/54	945,000	926,588

Rogers Communications 5.30% 2/15/34	1,310,000	1,286,377
T-Mobile USA
5.125% 5/15/32	145,000	145,969
5.75% 1/15/34	1,730,000	1,802,933
5.875% 11/15/55	555,000	559,123

Verizon Communications 2.875% 11/20/50	495,000	308,512
		10,345,955
Consumer Cyclical — 0.31%
Ford Motor Credit 6.80% 5/12/28	1,060,000	1,089,062
General Motors Financial
5.60% 6/18/31	158,000	158,109
5.90% 1/7/35	195,000	193,241
5.95% 4/4/34	1,065,000	1,060,372
Home Depot
4.875% 6/25/27	175,000	177,495
4.95% 6/25/34	450,000	451,674
VICI Properties
144A 4.625% 12/1/29 #	170,000	165,080
4.95% 2/15/30	1,820,000	1,805,956
5.625% 4/1/35	180,000	179,119
		5,280,108
    3

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Discretionary — 1.82%
Bath & Body Works 6.875% 11/1/35	7,245,000	$ 7,346,937
Carnival 144A 7.625% 3/1/26 #	3,430,000	3,433,149
Clarios Global
144A 6.75% 2/15/30 #	1,605,000	1,621,692
144A 8.50% 5/15/27 #	2,700,000	2,705,695

Life Time 144A 6.00% 11/15/31 #	3,500,000	3,472,394
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,633,340
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	4,070,000	4,055,743
S&S Holdings 144A 8.375% 10/1/31 #	3,500,000	3,310,704
Victra Holdings 144A 8.75% 9/15/29 #	3,500,000	3,614,559
		31,194,213
Consumer Non-Cyclical — 0.75%
AbbVie 5.35% 3/15/44	660,000	653,120
Bunge Limited Finance 4.20% 9/17/29	935,000	919,337
Eli Lilly & Co.
5.10% 2/12/35	385,000	392,746
5.50% 2/12/55	1,020,000	1,033,507

Gilead Sciences 4.80% 4/1/44	1,165,000	1,063,976
HCA
5.45% 9/15/34	1,255,000	1,244,639
6.00% 4/1/54	360,000	348,571
6.20% 3/1/55	710,000	705,404

JBS USA Holding Lux 3.625% 1/15/32	2,000,000	1,803,315
Mars
144A 4.80% 3/1/30 #	510,000	513,042
144A 5.20% 3/1/35 #	445,000	447,396
144A 5.65% 5/1/45 #	300,000	300,832
144A 5.70% 5/1/55 #	1,130,000	1,129,853

PepsiCo 5.00% 2/7/35	170,000	171,603
Royalty Pharma 3.35% 9/2/51	2,960,000	1,876,470
Sysco 5.10% 9/23/30	235,000	238,623
		12,842,434
Consumer Staples — 0.20%
Cerdia Finanz GmbH 144A 9.375% 10/3/31 #	3,420,000	3,507,586
		3,507,586
Electric — 1.04%
AEP Texas 5.40% 6/1/33	185,000	186,220
Appalachian Power 4.50% 8/1/32	925,000	886,568
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,059,257
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #	725,000	$ 725,435
Constellation Energy Generation 5.75% 3/15/54	1,245,000	1,199,199
Dominion Energy
6.625% 5/15/55 μ	355,000	353,394
Series A 6.875% 2/1/55 μ	1,170,000	1,211,729

DTE Energy 5.10% 3/1/29	440,000	445,964
Duke Energy 6.45% 9/1/54 μ	160,000	160,130
Exelon 5.45% 3/15/34	245,000	249,261
NextEra Energy Capital Holdings
5.55% 3/15/54	445,000	425,846
6.375% 8/15/55 μ	140,000	140,501
6.50% 8/15/55 μ	170,000	173,729

NRG Energy 144A 2.00% 12/2/25 #	3,470,000	3,398,337
Oglethorpe Power
4.50% 4/1/47	1,360,000	1,115,092
6.20% 12/1/53	110,000	112,691

Pacific Gas & Electric 4.95% 7/1/50	2,560,000	2,139,383
PacifiCorp
5.10% 2/15/29	110,000	112,097
5.45% 2/15/34	190,000	191,628
5.80% 1/15/55	175,000	170,912

Southern California Edison 5.20% 6/1/34	1,305,000	1,274,604
Vistra Operations
144A 6.00% 4/15/34 #	200,000	202,278
144A 6.95% 10/15/33 #	1,830,000	1,967,138
		17,901,393
Energy — 1.74%
BP Capital Markets America
2.721% 1/12/32	530,000	465,409
2.939% 6/4/51	429,000	270,984
5.227% 11/17/34	940,000	945,199
ConocoPhillips
5.00% 1/15/35	495,000	490,224
5.50% 1/15/55	465,000	449,740

Diamondback Energy 5.20% 4/18/27	225,000	227,817
Enbridge
5.25% 4/5/27	445,000	450,713
5.75% 7/15/80 μ	995,000	963,747
Energy Transfer
5.75% 2/15/33	1,680,000	1,719,960
5.95% 5/15/54	730,000	697,623
Enterprise Products Operating
3.30% 2/15/53	1,425,000	952,485

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
4.95% 2/15/35	310,000	$ 305,824
5.35% 1/31/33	105,000	107,655
5.55% 2/16/55	295,000	286,736

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	832,362	734,351
Genesis Energy 7.75% 2/1/28	3,420,000	3,456,449
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	675,000	705,603
Hilcorp Energy I 144A 6.00% 2/1/31 #	3,725,000	3,484,719
Nabors Industries 144A 9.125% 1/31/30 #	3,340,000	3,344,322
Occidental Petroleum
5.375% 1/1/32	260,000	256,358
5.55% 10/1/34	545,000	532,845
6.125% 1/1/31	1,478,000	1,520,435
ONEOK
5.05% 11/1/34	600,000	579,505
5.70% 11/1/54	2,045,000	1,915,412

Targa Resources Partners 5.00% 1/15/28	1,935,000	1,935,784
Transocean 144A 8.00% 2/1/27 #	3,117,000	3,107,248
		29,907,147
Financials — 1.50%
AerCap Ireland Capital DAC
3.65% 7/21/27	1,810,000	1,768,198
5.10% 1/19/29	400,000	403,666
Air Lease
4.625% 10/1/28	769,000	766,197
5.10% 3/1/29	556,000	562,396
5.20% 7/15/31	80,000	80,393

Apollo Debt Solutions 6.70% 7/29/31	1,265,000	1,305,899
Aviation Capital Group
144A 3.50% 11/1/27 #	1,605,000	1,550,922
144A 5.375% 7/15/29 #	445,000	448,730

Avolon Holdings Funding 144A 4.95% 1/15/28 #	215,000	214,161
Azorra Finance 144A 7.75% 4/15/30 #	3,500,000	3,492,466
Banco Santander 8.00% 2/1/34 μ, ψ	1,600,000	1,665,816
Barclays 7.625% 3/15/35 μ, ψ	1,640,000	1,607,931
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	725,000	719,219
144A 6.00% 11/22/34 #	540,000	519,842
Blue Owl Credit Income
144A 5.80% 3/15/30 #	1,020,000	1,000,675
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Blue Owl Credit Income
144A 6.60% 9/15/29 #	310,000	$ 315,152

Deutsche Bank 6.00% 10/30/25 μ, ψ	1,600,000	1,586,059
HPS Corporate Lending Fund 144A 5.95% 4/14/32 #	430,000	424,349
HUB International 144A 7.375% 1/31/32 #	1,600,000	1,630,093
Jefferies Finance 144A 6.625% 10/15/31 #	3,500,000	3,466,295
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	1,500,000	1,576,801
KeyBank 5.00% 1/26/33	710,000	691,794
		25,797,054
Healthcare — 0.19%
CHS 144A 5.25% 5/15/30 #	3,860,000	3,189,245
		3,189,245
Industrials — 0.38%
Bombardier 144A 8.75% 11/15/30 #	1,495,000	1,578,047
Terex 144A 6.25% 10/15/32 #	3,500,000	3,398,997
TransDigm 144A 6.625% 3/1/32 #	1,570,000	1,591,971
		6,569,015
Information Technology — 0.22%
Cloud Software Group 144A 6.50% 3/31/29 #	3,550,000	3,453,460
Workday
3.50% 4/1/27	55,000	53,935
3.70% 4/1/29	110,000	106,059
3.80% 4/1/32	110,000	101,856
		3,715,310
Insurance — 0.95%
200 Park Funding Trust 144A 5.74% 2/15/55 #	310,000	307,866
AIA Group 144A 3.20% 9/16/40 #	1,432,000	1,102,721
Aon 5.00% 9/12/32	1,605,000	1,608,595
Aon North America
5.30% 3/1/31	295,000	301,952
5.75% 3/1/54	115,000	113,500
Arthur J Gallagher & Co.
5.00% 2/15/32	435,000	435,253
5.55% 2/15/55	1,580,000	1,517,281
Athene Holding
3.45% 5/15/52	985,000	632,853
3.95% 5/25/51	440,000	315,358
6.625% 10/15/54 μ	825,000	819,011

    5

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Beacon Funding Trust 144A 6.266% 8/15/54 #	1,600,000	$ 1,596,496
Marsh & McLennan 5.35% 11/15/44	1,630,000	1,594,013
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,820,000	1,836,039
New York Life Global Funding 144A 5.45% 9/18/26 #	710,000	722,064
Pine Street Trust III 144A 6.223% 5/15/54 #	1,565,000	1,604,435
Prudential Financial 5.20% 3/14/35	1,820,000	1,823,171
		16,330,608
Materials — 0.79%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	3,305,000	3,373,949
Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,500,000	3,362,863
NOVA Chemicals 144A 8.50% 11/15/28 #	3,195,000	3,378,078
Olympus Water US Holding 144A 9.75% 11/15/28 #	3,280,000	3,409,445
		13,524,335
Natural Gas — 0.06%
Atmos Energy 2.85% 2/15/52	385,000	238,071
Sempra 6.40% 10/1/54 μ	905,000	860,647
		1,098,718
Real Estate Investment Trusts — 0.04%
Extra Space Storage 5.40% 2/1/34	725,000	726,211
		726,211
Technology — 0.61%
Accenture Capital
4.05% 10/4/29	950,000	936,846
4.25% 10/4/31	650,000	638,380
4.50% 10/4/34	665,000	642,817
Broadcom
144A 3.187% 11/15/36 #	1,820,000	1,494,642
5.05% 7/12/29	670,000	679,475

CDW 3.276% 12/1/28	1,035,000	977,124
Entegris 144A 4.75% 4/15/29 #	385,000	371,498
Foundry JV Holdco 144A 6.10% 1/25/36 #	400,000	409,994
KLA 4.95% 7/15/52	2,005,000	1,838,370
Leidos 5.50% 3/15/35	415,000	413,933
Oracle
3.60% 4/1/50	250,000	173,821
5.25% 2/3/32	1,040,000	1,053,892
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Oracle
6.00% 8/3/55	265,000	$ 264,847
Synopsys
5.15% 4/1/35	315,000	316,779
5.70% 4/1/55	240,000	238,469
		10,450,887
Transportation — 0.08%
Union Pacific
5.10% 2/20/35	360,000	363,245
5.60% 12/1/54	1,021,000	1,026,367
		1,389,612
Utilities — 0.35%
Venture Global LNG 144A 8.375% 6/1/31 #	3,265,000	3,313,668
Vistra 144A 8.00% 10/15/26 #, μ, ψ	2,600,000	2,676,929
		5,990,597
Total Corporate Bonds (cost $282,233,046)		282,618,292

Government Agency Obligations — 0.17%
Freeport Indonesia 144A 5.315% 4/14/32 #	725,000	711,824
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	2,282,157
Total Government Agency Obligations (cost $3,320,494)		2,993,981

Non-Agency Asset-Backed Securities — 0.05%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	500,000	506,258
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	300,000	303,627
Total Non-Agency Asset-Backed Securities (cost $799,977)		809,885

Non-Agency Collateralized Mortgage Obligations — 0.59%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,394,411
Connecticut Avenue Securities Series 2023-R06 1M2 144A 7.04% (SOFR + 2.70%) 7/25/43 #, •	2,700,000	2,771,861

6

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 5.84% (SOFR + 1.50%) 10/25/43 #, •	976,764	$ 977,535
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,540,578
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 6.19% (SOFR + 1.85%) 11/25/43 #, •	462,681	467,308
Total Non-Agency Collateralized Mortgage Obligations (cost $11,388,680)		10,151,693

Non-Agency Commercial Mortgage-Backed Securities — 1.57%
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,941,984
Series 2020-BN26 A4 2.403% 3/15/63	1,000,000	887,256

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,092,358
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	3,000,000	2,907,278
Series 2020-B18 A5 1.925% 7/15/53	1,415,000	1,210,327
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,700,264
Series 2020-B21 A5 1.978% 12/17/53	2,000,000	1,702,091
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	1,945,143
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,467,053
Series 2022-B35 A5 4.443% 5/15/55 •	2,000,000	1,913,491

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,753,145
FREMF Mortgage Trust Series 2020-K737 B 144A 3.329% 1/25/53 #, •	2,000,000	1,953,279
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,915,107
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	$ 2,496,377
Total Non-Agency Commercial Mortgage-Backed Securities (cost $26,912,593)		26,885,153

Loan Agreements — 1.04%
Consumer Discretionary — 0.33%
PetSmart 8.175% (SOFR01M + 3.85%) 2/11/28 •	4,178,476	4,121,022
Staples 10.041% (SOFR03M + 5.75%) 9/4/29 •	1,715,000	1,518,387
		5,639,409
Healthcare — 0.48%
Heartland Dental 8.825% (SOFR01M + 4.50%) 4/28/28 •	8,276,400	8,271,227
		8,271,227
Industrials — 0.23%
White Cap Buyer Tranche C 7.575% (SOFR01M + 3.25%) 10/19/29 •	3,977,063	3,864,214
		3,864,214
Total Loan Agreements (cost $17,881,932)		17,774,850

US Treasury Obligations — 2.34%
US Treasury Bonds
4.625% 11/15/44	10,185,000	10,200,914
4.75% 2/15/45	2,200,000	2,240,562
US Treasury Notes
3.75% 8/31/26	550,000	548,389
3.875% 8/15/34	245,000	238,856
4.00% 2/28/30	2,175,000	2,180,268
4.00% 3/31/30	30,000	30,062
4.25% 2/15/28	16,430,000	16,593,658
4.375% 7/15/27	1,175,000	1,187,324
4.50% 12/31/31	850,000	871,482
4.625% 2/15/35	5,845,000	6,039,072
Total US Treasury Obligations (cost $39,605,539)		40,130,587
	Number of shares
Common Stocks — 59.11%
Communication Services — 5.22%
Alphabet Class A	104,586	16,173,179
Deutsche Telekom	475,420	17,591,532
    7

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Communication Services (continued)
Meta Platforms Class A	31,251	$ 18,011,826
Netflix †	19,033	17,748,843
New Cotai =, †, π	1,819,823	781,584
Sea ADR †	148,048	19,318,784
		89,625,748
Consumer Discretionary — 7.25%
Amazon.com †	168,088	31,980,423
Amer Sports †	339,711	9,080,475
Ferrari	36,817	15,613,569
Hilton Worldwide Holdings	45,190	10,282,984
Home Depot	53,239	19,511,561
LVMH Moet Hennessy Louis Vuitton	32,872	20,320,787
Media Group Holdings Series H <<, =, †	640,301	1,254,542
Media Group Holdings Series T <<, =, †	80,253	0
Midea Group Class A	1,400,263	15,157,914
Studio City International Holdings †, π	184,458	668,476
Studio City International Holdings ADR †	160,750	582,558
		124,453,289
Consumer Staples — 4.97%
BJ's Wholesale Club Holdings †	167,741	19,139,248
Casey's General Stores	45,567	19,777,901
Coca-Cola	236,137	16,912,132
Diageo	532,754	13,863,486
Procter & Gamble	91,680	15,624,106
		85,316,873
Energy — 1.06%
Canadian Natural Resources	282,936	8,714,429
ConocoPhillips	90,213	9,474,169
		18,188,598
Financials — 10.11%
Adyen 144A #, †	7,864	11,955,700
Allstate	80,684	16,707,236
Aon Class A	36,554	14,588,336
Banco Bilbao Vizcaya Argentaria	1,281,067	17,377,557
Blue Owl Capital	767,315	15,376,993
HDFC Bank	1,020,476	21,752,685
Intercontinental Exchange	126,120	21,755,700
KB Financial Group	211,025	11,321,545
Mastercard Class A	49,285	27,014,094
MNSN Holdings =, †	345	1,466
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Morgan Stanley	134,170	$ 15,653,614
		173,504,926
Healthcare — 6.13%
AstraZeneca	86,660	12,598,072
Danaher	39,473	8,091,965
Eli Lilly & Co.	26,297	21,718,955
Fresenius & Co. †	392,131	16,693,323
Genmab †	47,003	9,128,582
Hoya	156,100	17,463,551
Thermo Fisher Scientific	17,489	8,702,526
UnitedHealth Group	20,832	10,910,760
		105,307,734
Industrials — 7.53%
Airbus	102,306	18,007,290
BAE Systems	944,357	19,023,922
Carrier Global	251,235	15,928,299
CSX	437,441	12,873,888
Epiroc Class A	612,987	12,263,643
Howmet Aerospace	179,838	23,330,384
Ingersoll Rand	162,592	13,012,238
Siemens	64,715	14,827,984
		129,267,648
Information Technology — 14.71%
Apple	160,218	35,589,224
Broadcom	58,832	9,850,242
CDW	64,626	10,356,963
KLA	28,341	19,266,212
Microsoft	135,287	50,786,064
NVIDIA	283,050	30,676,959
Renesas Electronics	919,200	12,180,212
Salesforce	80,357	21,564,604
SAP	89,051	23,533,483
SK Hynix	68,954	8,930,070
Taiwan Semiconductor Manufacturing	1,090,550	29,889,330
		252,623,363
Materials — 1.02%
Sherwin-Williams	50,334	17,576,130
		17,576,130
Utilities — 1.11%
NTPC	4,568,226	18,992,613
		18,992,613
Total Common Stocks (cost $1,323,035,003)		1,014,856,922

8

	Number of shares	Value (US $)

Preferred Stock — 0.01%
Financials — 0.01%
SVB Financial Trust 11/07/32 †	393	$ 192,570
Total Preferred Stock (cost $199,151)		192,570

Exchange-Traded Funds — 4.27%
iShares US Treasury Bond ETF	790,800	18,176,538
Vanguard S&P 500 ETF	107,305	55,145,113
Total Exchange-Traded Funds (cost $75,031,330)		73,321,651
	Troy Ounces
Bullion — 5.98%
Gold	32,846	102,621,055
Total Bullion (cost $38,406,159)		102,621,055
	Number of shares
Short-Term Investments — 1.28%
Money Market Mutual Funds — 1.28%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	5,512,377	5,512,377
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	5,512,377	5,512,377
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	5,512,377	5,512,377
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	5,512,377	5,512,377
Total Short-Term Investments (cost $22,049,508)		22,049,508
Total Value of Securities—99.76% (cost $1,960,933,451)		$1,712,720,918

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $172,755,555, which represents 10.06% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $3,868,578, which represented 0.23% of the Fund’s net assets. See Note 11 in "Notes to financial statements" and table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$12,323,960	$781,584
New Cotai PIK	2/7/22	2,220,674	2,418,518
Studio City International Holdings	2/7/22	554,462	668,476
Total		$15,099,096	$3,868,578
The following futures contracts were outstanding at March 31, 2025:1
    9

Consolidated schedule of investments
Macquarie Asset Strategy Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
40	US Treasury 2 yr Notes	$8,286,875	$8,246,970	6/30/25	$39,905	$—	$(313)
(53)	US Treasury 10 yr Notes	(5,894,594)	(5,813,718)	6/18/25	—	(80,876)	(828)
(83)	US Treasury 10 yr Ultra Notes	(9,472,375)	(9,391,572)	6/18/25	—	(80,803)	(7,781)
77	US Treasury Long Bonds	9,030,656	8,945,434	6/18/25	85,222	—	14,438
(63)	US Treasury Ultra Bonds	(7,701,749)	(7,760,644)	6/18/25	58,895	—	(27,563)
Total Futures Contracts			$(5,773,530)		$184,022	$(161,679)	$(22,047)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 9 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
10

Schedules of investments
Macquarie Balanced Fund
March 31, 2025
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.56%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	2,579,819	$ 2,562,325
Series 2016-71 NB 3.00% 10/25/46	3,876,336	3,620,873

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	2,065,656	1,999,815
Total Agency Collateralized Mortgage Obligations (cost $8,766,253)		8,183,013

Agency Mortgage-Backed Securities — 10.05%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	2,353,542	2,138,237
2.50% 8/1/36	2,075,326	1,924,221
3.00% 11/1/33	643,631	620,705

Fannie Mae S.F. 20 yr 2.00% 5/1/41	1,938,556	1,655,987
Fannie Mae S.F. 30 yr
2.00% 6/1/50	648,624	520,858
2.00% 3/1/51	1,815,674	1,453,795
2.00% 9/1/51	1,559,734	1,243,339
2.50% 8/1/50	1,630,011	1,379,533
2.50% 11/1/51	558,718	468,492
2.50% 1/1/52	157,936	132,211
2.50% 2/1/52	1,315,923	1,107,981
2.50% 3/1/52	760,874	633,859
2.50% 4/1/52	1,862,857	1,558,813
3.00% 12/1/51	3,013,553	2,645,637
3.00% 5/1/52	768,909	672,465
3.00% 6/1/52	1,808,843	1,582,297
3.00% 7/1/52	545,827	473,310
3.50% 7/1/50	4,989,537	4,618,919
3.50% 8/1/51	3,442,118	3,127,377
3.50% 6/1/52	5,156,459	4,688,241
3.50% 9/1/52	5,032,810	4,596,307
4.00% 6/1/52	1,263,619	1,179,543
4.00% 9/1/52	393,635	367,345
4.00% 12/1/54	285,618	266,524
4.50% 5/1/49	1,513,007	1,466,763
4.50% 1/1/50	1,761,188	1,730,708
4.50% 10/1/52	7,578,402	7,261,917
4.50% 2/1/53	1,492,193	1,430,035
5.00% 8/1/53	2,360,340	2,332,796
5.50% 10/1/52	3,565,133	3,579,397
5.50% 11/1/52	1,557,567	1,570,419
6.00% 5/1/53	899,295	919,237
6.00% 6/1/53	224,376	228,387
6.00% 9/1/53	5,070,656	5,151,077
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
5.50% 4/1/55	6,386,000	$ 6,377,511
6.00% 4/1/55	5,338,000	5,421,497
Freddie Mac S.F. 20 yr
2.00% 3/1/41	6,968,434	5,954,125
2.50% 2/1/42	2,845,227	2,506,916
2.50% 3/1/42	977,491	860,595
3.00% 3/1/37	1,636,965	1,534,860
Freddie Mac S.F. 30 yr
2.50% 11/1/50	327,361	276,122
2.50% 12/1/51	1,522,732	1,285,836
2.50% 1/1/52	9,813,797	8,256,332
2.50% 5/1/52	233,944	194,889
3.00% 8/1/51	296,507	259,474
3.00% 1/1/52	7,052,158	6,127,241
3.50% 4/1/52	339,595	307,985
4.00% 9/1/49	927,475	877,856
4.00% 8/1/52	5,833,681	5,453,858
4.00% 9/1/52	2,224,329	2,076,550
4.50% 9/1/52	2,841,656	2,722,982
4.50% 10/1/52	4,776,726	4,577,242
4.50% 11/1/52	411,250	394,090
5.00% 7/1/52	1,369,131	1,365,442
5.00% 9/1/52	2,562,503	2,540,267
5.00% 11/1/52	330,802	325,169
5.00% 2/1/53	371,033	364,423
5.00% 6/1/53	5,094,652	5,003,897
5.50% 9/1/52	1,116,249	1,127,711
5.50% 11/1/52	846,908	852,995
5.50% 2/1/53	1,659,146	1,666,539
5.50% 3/1/53	1,910,661	1,930,287
5.50% 6/1/53	413,222	413,266
5.50% 9/1/53	4,166,897	4,194,782
GNMA II S.F. 30 yr
3.00% 12/20/51	1,410,094	1,249,633
3.00% 1/20/52	1,396,282	1,237,393
5.00% 9/20/52	1,341,823	1,326,310
5.50% 5/20/53	2,745,970	2,762,960
5.50% 2/20/54	1,232,727	1,243,082
Total Agency Mortgage-Backed Securities (cost $152,457,629)		147,796,849

Collateralized Debt Obligations — 0.50%
AGL CLO Series 2022-17A AR 144A 5.253% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	950,000	946,050
Aimco CLO Series 2021-15A D1R 144A 0.00% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •, ^^	290,000	287,174
    11

Schedules of investments
Macquarie Balanced Fund
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Ballyrock CLO Series 2021-18A C1R 144A 6.071% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	$ 298,426
Canyon Capital CLO Series 2019-2A AR2 144A 5.319% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	500,000	498,131
Canyon CLO Series 2020-2A AR2 144A 5.326% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	700,000	697,830
CBAMR Series 2021-15A D1R 144A 7.204% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •	350,000	347,567
CIFC Funding Series 2025-1A D1 144A 6.746% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	350,000	343,461
Dryden CLO Series 2022-109A DR 144A 7.009% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	350,000	341,367
Elmwood CLO Series 2023-1A D1R 144A 7.084% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, =, •	290,000	290,000
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.167% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	350,000	346,164
Magnetite Xlv Series 2025-45A D1 144A 0.00% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •, ^^	290,000	287,174
Oaktree CLO Series 2020-1A D1RR 144A 6.916% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	300,000	294,527
OFSI BSL XII Series 2023-12A D1R 144A 7.505% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •	300,000	298,448
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.822% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	350,000	343,297
TCW CLO Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	350,000	344,862
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Zais CLO Series 2020-16A A1R2 144A 5.446% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	1,450,000	$ 1,445,599
Total Collateralized Debt Obligations (cost $7,470,000)		7,410,077

Corporate Bonds — 11.35%
Banking — 2.60%
Bank of America
5.162% 1/24/31 μ	720,000	730,099
5.518% 10/25/35 μ	1,648,000	1,617,644
5.819% 9/15/29 μ	1,001,000	1,037,547
6.204% 11/10/28 μ	2,555,000	2,655,920

Bank of Montreal 7.70% 5/26/84 μ	355,000	361,616
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	1,675,000	1,669,044
4.942% 2/11/31 μ	570,000	575,186
6.30% 3/20/30 μ, ψ	485,000	498,300
Citibank
5.438% 4/30/26	370,000	374,028
5.57% 4/30/34	1,195,000	1,228,477
Citigroup
5.612% 3/4/56 μ	455,000	444,754
6.02% 1/24/36 μ	470,000	474,669
6.75% 2/15/30 μ, ψ	555,000	550,186
7.00% 8/15/34 μ, ψ	325,000	337,761
Deutsche Bank
3.729% 1/14/32 μ	718,000	645,908
6.72% 1/18/29 μ	1,232,000	1,289,932
6.819% 11/20/29 μ	852,000	903,736
7.146% 7/13/27 μ	420,000	431,841

Fifth Third Bancorp 6.361% 10/27/28 μ	170,000	176,681
Goldman Sachs Group
5.016% 10/23/35 μ	780,000	758,719
5.561% 11/19/45 μ	630,000	614,237
5.734% 1/28/56 μ	750,000	747,581
6.484% 10/24/29 μ	2,095,000	2,213,458

Huntington Bancshares 6.208% 8/21/29 μ	645,000	671,598
JPMorgan Chase & Co.
5.012% 1/23/30 μ	520,000	525,890
5.14% 1/24/31 μ	420,000	426,640
5.571% 4/22/28 μ	575,000	586,555
6.254% 10/23/34 μ	249,000	267,515

KeyBank 5.85% 11/15/27	479,000	492,188
Lloyds Banking Group 5.721% 6/5/30 μ	340,000	350,403

12

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
5.516% 11/19/55 μ	545,000	$ 532,792
5.831% 4/19/35 μ	959,000	994,260
6.138% 10/16/26 μ	1,085,000	1,093,578
6.296% 10/18/28 μ	728,000	757,213
6.407% 11/1/29 μ	633,000	668,226
PNC Financial Services Group
5.575% 1/29/36 μ	380,000	386,934
6.875% 10/20/34 μ	1,860,000	2,057,174

Popular 7.25% 3/13/28	375,000	389,108
Regions Financial 5.722% 6/6/30 μ	1,310,000	1,341,954
State Street 4.993% 3/18/27	680,000	689,054
UBS Group
144A 5.699% 2/8/35 #, μ	250,000	256,451
144A 6.85% 9/10/29 #, μ, ψ	1,060,000	1,056,495
144A 7.00% 2/10/30 #, μ, ψ	340,000	335,693
US Bancorp
3.10% 4/27/26	1,320,000	1,301,045
4.653% 2/1/29 μ	508,000	508,387
5.046% 2/12/31 μ	570,000	574,812
5.384% 1/23/30 μ	200,000	204,090
5.424% 2/12/36 μ	305,000	306,984
5.678% 1/23/35 μ	450,000	460,194
6.787% 10/26/27 μ	255,000	263,544

Wells Fargo & Co. 5.244% 1/24/31 μ	435,000	442,386
		38,278,487
Basic Industry — 0.35%
Celanese US Holdings
6.50% 4/15/30	58,000	57,629
6.75% 4/15/33	483,000	469,332

Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,020,000	980,035
Dow Chemical 5.95% 3/15/55	470,000	455,222
FMG Resources August 2006 144A 5.875% 4/15/30 #	1,045,000	1,032,862
Freeport-McMoRan 5.45% 3/15/43	405,000	380,098
Magnera 144A 7.25% 11/15/31 #	530,000	516,117
Novelis 144A 4.75% 1/30/30 #	610,000	569,334
Nucor 5.10% 6/1/35	685,000	675,726
		5,136,355
Brokerage — 0.19%
Blackstone Reg Finance 5.00% 12/6/34	735,000	724,916
Jefferies Finance 144A 5.00% 8/15/28 #	595,000	559,877
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group 5.875% 7/21/28	1,472,000	$ 1,511,833
		2,796,626
Capital Goods — 0.72%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	385,000	386,543
Amphenol 2.20% 9/15/31	1,805,000	1,549,526
Boeing
2.196% 2/4/26	1,265,000	1,237,918
6.858% 5/1/54	1,810,000	1,967,659

Bombardier 144A 7.25% 7/1/31 #	1,000,000	1,004,651
Deere & Co. 5.70% 1/19/55	355,000	370,045
Northrop Grumman
4.75% 6/1/43	155,000	140,120
5.20% 6/1/54	705,000	660,788

Quikrete Holdings 144A 6.375% 3/1/32 #	390,000	392,794
Resideo Funding 144A 6.50% 7/15/32 #	1,030,000	1,028,826
Standard Industries 144A 4.375% 7/15/30 #	883,000	815,467
TransDigm 144A 6.875% 12/15/30 #	1,010,000	1,033,073
		10,587,410
Communications — 1.22%
AT&T
3.50% 9/15/53	1,275,000	870,081
6.30% 1/15/38	345,000	375,441

CCO Holdings 144A 4.25% 1/15/34 #	1,730,000	1,424,214
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,601,578
Meta Platforms
4.30% 8/15/29	335,000	335,013
4.55% 8/15/31	140,000	140,389
4.75% 8/15/34	300,000	297,982
5.40% 8/15/54	2,600,000	2,549,343

Midcontinent Communications 144A 8.00% 8/15/32 #	1,055,000	1,068,042
Rogers Communications 5.30% 2/15/34	1,835,000	1,801,910
Sirius XM Radio 144A 4.125% 7/1/30 #	1,190,000	1,058,132
Sprint Capital 6.875% 11/15/28	780,000	832,971
    13

Schedules of investments
Macquarie Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.875% 4/15/30	4,425,000	$ 4,243,368
5.125% 5/15/32	215,000	216,437
5.75% 1/15/34	270,000	281,383
5.875% 11/15/55	225,000	226,672

Verizon Communications 2.875% 11/20/50	1,135,000	707,396
		18,030,352
Consumer Cyclical — 0.52%
Caesars Entertainment 144A 6.50% 2/15/32 #	1,005,000	1,002,480
Carnival 144A 4.00% 8/1/28 #	455,000	435,594
Ford Motor Credit
5.80% 3/8/29	430,000	426,004
6.798% 11/7/28	200,000	205,784
6.80% 5/12/28	585,000	601,039
6.95% 6/10/26	425,000	431,676
General Motors Financial
5.60% 6/18/31	182,000	182,126
5.90% 1/7/35	225,000	222,971
5.95% 4/4/34	1,084,000	1,079,290
Home Depot
4.875% 6/25/27	205,000	207,922
4.95% 6/25/34	525,000	526,953
VICI Properties
144A 4.625% 12/1/29 #	255,000	247,620
4.95% 2/15/30	1,835,000	1,820,840
5.625% 4/1/35	265,000	263,702
		7,654,001
Consumer Non-Cyclical — 0.51%
AbbVie 5.35% 3/15/44	295,000	291,925
Bunge Limited Finance 4.20% 9/17/29	665,000	653,860
Eli Lilly & Co.
5.10% 2/12/35	570,000	581,468
5.50% 2/12/55	400,000	405,297

HCA 5.45% 9/15/34	810,000	803,313
Mars
144A 4.80% 3/1/30 #	755,000	759,503
144A 5.20% 3/1/35 #	665,000	668,581
144A 5.65% 5/1/45 #	450,000	451,248
144A 5.70% 5/1/55 #	530,000	529,931

PepsiCo 5.00% 2/7/35	210,000	211,981
Royalty Pharma 5.90% 9/2/54	1,834,000	1,755,884
Sysco 5.10% 9/23/30	350,000	355,395
		7,468,386
Electric — 1.06%
Appalachian Power 4.50% 8/1/32	1,195,000	1,145,351
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Commonwealth Edison 2.20% 3/1/30	2,070,000	$ 1,850,692
Constellation Energy Generation 5.75% 3/15/54	685,000	659,800
Dominion Energy
6.625% 5/15/55 μ	405,000	403,168
Series A 6.875% 2/1/55 μ	500,000	517,833

Duke Energy 6.45% 9/1/54 μ	185,000	185,150
Entergy
2.80% 6/15/30	1,765,000	1,598,397
3.75% 6/15/50	700,000	499,792

Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,185,000	1,148,536
Florida Power & Light 3.15% 10/1/49	2,575,000	1,752,685
NextEra Energy Capital Holdings
5.55% 3/15/54	800,000	765,565
6.375% 8/15/55 μ	205,000	205,733
6.50% 8/15/55 μ	255,000	260,594
Oglethorpe Power
4.50% 4/1/47	285,000	233,677
5.05% 10/1/48	1,584,000	1,402,575
6.20% 12/1/53	145,000	148,547
PacifiCorp
5.10% 2/15/29	145,000	147,765
5.45% 2/15/34	245,000	247,099
5.80% 1/15/55	225,000	219,744

Southern California Edison 5.20% 6/1/34	540,000	527,423
Vistra Operations
144A 6.00% 4/15/34 #	250,000	252,847
144A 6.95% 10/15/33 #	1,310,000	1,408,170
		15,581,143
Energy — 1.16%
BP Capital Markets 4.875% 3/22/30 μ, ψ	785,000	753,318
BP Capital Markets America
4.812% 2/13/33	305,000	299,990
5.227% 11/17/34	1,080,000	1,085,973
ConocoPhillips
5.00% 1/15/35	565,000	559,549
5.50% 1/15/55	530,000	512,606
Enbridge
5.25% 4/5/27	275,000	278,531
5.70% 3/8/33	880,000	903,513
5.75% 7/15/80 μ	925,000	895,946

14

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.10% 12/1/28	1,070,000	$ 1,117,449
6.25% 4/15/49	985,000	978,039
6.50% 11/15/26 μ, ψ	950,000	951,255
Enterprise Products Operating
4.95% 2/15/35	360,000	355,150
5.55% 2/16/55	345,000	335,335

Hilcorp Energy I 144A 6.25% 4/15/32 #	1,055,000	986,978
NGL Energy Operating 144A 8.375% 2/15/32 #	405,000	406,360
Occidental Petroleum
5.375% 1/1/32	300,000	295,798
5.55% 10/1/34	1,570,000	1,534,985
6.125% 1/1/31	766,000	787,993

ONEOK 5.70% 11/1/54	375,000	351,237
Targa Resources Partners 5.00% 1/15/28	2,335,000	2,335,946
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	1,485,000	1,279,269
		17,005,220
Finance Companies — 0.97%
AerCap Ireland Capital DAC
5.10% 1/19/29	400,000	403,666
6.50% 7/15/25	2,605,000	2,612,718
Air Lease
4.625% 10/1/28	608,000	605,784
5.10% 3/1/29	439,000	444,050

American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,934,873
Apollo Debt Solutions 6.70% 7/29/31	1,850,000	1,909,813
Aviation Capital Group
144A 3.50% 11/1/27 #	1,635,000	1,579,911
144A 5.375% 7/15/29 #	515,000	519,316
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	1,060,000	1,051,548
144A 6.00% 11/22/34 #	795,000	765,323
Blue Owl Credit Income
144A 5.80% 3/15/30 #	1,190,000	1,167,454
144A 6.60% 9/15/29 #	455,000	462,562

HPS Corporate Lending Fund 144A 5.95% 4/14/32 #	293,000	289,150
UWM Holdings 144A 6.625% 2/1/30 #	575,000	570,853
		14,317,021
Insurance — 0.65%
200 Park Funding Trust 144A 5.74% 2/15/55 #	460,000	456,833
Aon 5.00% 9/12/32	2,080,000	2,084,658
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Aon North America 5.30% 3/1/31	430,000	$ 440,134
Athene Global Funding 144A 1.985% 8/19/28 #	170,000	154,976
Athene Holding
3.45% 5/15/52	1,275,000	819,176
6.625% 10/15/54 μ	445,000	441,770

Marsh & McLennan 5.35% 11/15/44	1,325,000	1,295,746
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	3,826,774
		9,520,067
Natural Gas — 0.09%
Atmos Energy 2.85% 2/15/52	495,000	306,090
Sempra 6.40% 10/1/54 μ	1,055,000	1,003,296
		1,309,386
Technology — 1.22%
Accenture Capital
4.05% 10/4/29	1,150,000	1,134,077
4.25% 10/4/31	2,160,000	2,121,386
4.50% 10/4/34	835,000	807,146

Amentum Holdings 144A 7.25% 8/1/32 #	1,025,000	1,009,382
Broadcom
144A 3.187% 11/15/36 #	1,115,000	915,674
5.05% 7/12/29	775,000	785,960

CDW 3.276% 12/1/28	325,000	306,826
Cloud Software Group 144A 6.50% 3/31/29 #	740,000	719,876
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,360,600
Entegris 144A 4.75% 4/15/29 #	535,000	516,237
Foundry JV Holdco 144A 6.10% 1/25/36 #	595,000	609,866
Leidos 5.50% 3/15/35	615,000	613,419
Oracle
3.60% 4/1/50	76,000	52,842
5.25% 2/3/32	760,000	770,152
6.00% 8/3/55	305,000	304,823
Synopsys
5.15% 4/1/35	470,000	472,654
5.70% 4/1/55	355,000	352,735

TSMC Global 144A 1.75% 4/23/28 #	4,400,000	4,062,480
		17,916,135
    15

Schedules of investments
Macquarie Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 0.09%
Union Pacific
5.10% 2/20/35	535,000	$ 539,822
5.60% 12/1/54	785,000	789,127
		1,328,949
Total Corporate Bonds (cost $171,101,916)		166,929,538

Non-Agency Asset-Backed Securities — 1.20%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	950,000	961,889
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	500,000	515,933
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	2,500,000	2,532,135
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	1,300,000	1,303,243
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	3,000,000	3,024,440
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	1,500,000	1,505,046
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	550,000	556,650
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	2,000,000	2,028,324
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	2,700,000	2,754,561
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	2,500,000	2,524,262
Total Non-Agency Asset-Backed Securities (cost $17,498,715)		17,706,483

Non-Agency Collateralized Mortgage Obligations — 0.86%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.24% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,765,029
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.84% (SOFR + 1.50%) 10/25/43 #, •	2,808,195	$ 2,810,412
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 6.39% (SOFR + 2.05%) 12/25/33 #, •	3,857,768	3,925,018
Series 2023-HQA3 A1 144A 6.19% (SOFR + 1.85%) 11/25/43 #, •	1,017,900	1,028,079

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	3,230,625	3,158,044
Total Non-Agency Collateralized Mortgage Obligations (cost $12,369,317)		12,686,582

Non-Agency Commercial Mortgage-Backed Securities — 3.11%
BANK
Series 2021-BN32 A5 2.643% 4/15/54 •	7,060,000	6,234,477
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	8,723,240
Series 2022-BNK39 B 3.238% 2/15/55 •	588,000	500,447
Series 2022-BNK39 C 3.269% 2/15/55 •	432,000	355,329
Series 2022-BNK40 A4 3.393% 3/15/64 •	8,150,000	7,372,961
Series 2022-BNK40 B 3.393% 3/15/64 •	1,000,000	862,704
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	7,805,396
Series 2022-B32 B 3.202% 1/15/55 •	975,000	791,642
Series 2022-B32 C 3.454% 1/15/55 •	1,196,000	943,591
Series 2022-B33 A5 3.458% 3/15/55	8,100,000	7,337,191
Series 2022-B33 B 3.614% 3/15/55 •	500,000	420,517
Series 2022-B33 C 3.614% 3/15/55 •	500,000	403,998

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	4,041,694
Total Non-Agency Commercial Mortgage-Backed Securities (cost $52,879,039)		45,793,187

16

	Principalamount°	Value (US $)

Loan Agreements — 0.54%
Basic Industry — 0.02%
A-Ap Buyer 7.075% (SOFR01M + 2.75%) 9/9/31 •	349,125	$ 349,561
		349,561
Brokerage — 0.05%
Jefferies Finance 7.319% (SOFR01M + 3.00%) 10/21/31 •	257,355	257,033
June Purchaser 7.467% (SOFR06M + 3.25%) 11/28/31 •	450,000	450,985
		708,018
Capital Goods — 0.15%
Alliance Laundry Systems Tranche B 7.072% (SOFR03M + 2.75%) 8/19/31 •	382,000	381,236
Azorra Soar TLB Finance 7.799% (SOFR03M + 3.50%) 10/18/29 •	248,750	250,616
Quikrete Holdings Tranche B3 6.575% (SOFR01M + 2.25%) 2/10/32 •	670,000	663,778
White Cap Buyer Tranche C 7.575% (SOFR01M + 3.25%) 10/19/29 •	872,813	848,046
		2,143,676
Communications — 0.03%
Midcontinent Communications 6.819% (SOFR01M + 2.50%) 8/16/31 •	467,650	468,040
		468,040
Consumer Non-Cyclical — 0.04%
Cotiviti TBD 3/29/32 X	668,000	657,563
		657,563
Electric — 0.04%
Lightning Power Tranche B 6.549% (SOFR03M + 2.25%) 8/18/31 •	596,501	594,051
		594,051
Financial Services — 0.04%
Dragon Buyer 7.299% (SOFR03M + 3.00%) 9/30/31 •	528,675	525,767
		525,767
	Principalamount°	Value (US $)

Loan Agreements (continued)
Insurance — 0.05%
AmWINS Group 6.575% (SOFR01M + 2.25%) 1/30/32 •	778,050	$ 772,492
		772,492
Technology — 0.07%
Amentum Holdings 6.575% (SOFR01M + 2.25%) 9/29/31 •	698,250	678,721
Icon Parent I 7.315% (SOFR02M + 3.00%) 11/13/31 •	385,000	382,257
		1,060,978
Transportation — 0.05%
Stonepeak Nile Parent TBD 2/3/32 X	665,000	663,234
		663,234
Total Loan Agreements (cost $7,986,009)		7,943,380

US Treasury Obligations — 6.75%
US Treasury Bonds
3.875% 2/15/43	15,565,000	14,251,400
4.125% 8/15/44	2,020,000	1,893,119
4.25% 2/15/54	2,815,000	2,653,137
4.50% 11/15/54	7,210,000	7,106,356
4.75% 2/15/45	845,000	860,580
US Treasury Notes
3.875% 8/15/34	485,000	472,837
4.00% 7/31/29	7,895,000	7,917,051
4.00% 3/31/30	6,140,000	6,152,712
4.375% 7/15/27	5,180,000	5,234,329
4.50% 12/31/31	28,345,000	29,061,374
4.625% 2/15/35	22,865,000	23,624,189
Total US Treasury Obligations (cost $99,390,318)		99,227,084
	Number of shares
Common Stocks — 53.90%
Communication Services — 5.62%
Alphabet Class A	110,172	17,036,998
Alphabet Class C	97,964	15,304,916
AT&T	750,942	21,236,640
Live Nation Entertainment †	61,920	8,085,513
Meta Platforms Class A	36,522	21,049,820
		82,713,887
Consumer Discretionary — 4.71%
Amazon.com †	172,698	32,857,522
    17

Schedules of investments
Macquarie Balanced Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
AutoZone †	5,380	$ 20,512,756
Home Depot	43,456	15,926,189
		69,296,467
Consumer Staples — 2.21%
Costco Wholesale	24,850	23,502,633
Procter & Gamble	52,643	8,971,420
		32,474,053
Energy — 0.33%
ConocoPhillips	46,859	4,921,132
		4,921,132
Financials — 13.63%
Allstate	78,872	16,332,025
Ally Financial	289,521	10,558,831
American Express	54,798	14,743,402
Aon Class A	31,414	12,537,013
Blackstone	82,195	11,489,217
Capital One Financial	114,786	20,581,130
CME Group	76,026	20,168,938
Fiserv †	118,625	26,195,959
JPMorgan Chase & Co.	48,632	11,929,430
KKR & Co.	101,778	11,766,555
Mastercard Class A	26,928	14,759,775
MNSN Holdings =, †	1,250	5,312
Morgan Stanley	101,961	11,895,790
Progressive	61,536	17,415,303
		200,378,680
Healthcare — 4.46%
Abbott Laboratories	151,692	20,121,944
Danaher	35,588	7,295,540
HCA Healthcare	30,230	10,445,977
UnitedHealth Group	29,214	15,300,832
Vertex Pharmaceuticals †	25,570	12,396,847
		65,561,140
Industrials — 5.64%
Airbus ADR	385,906	17,014,596
BAE Systems ADR	128,444	10,561,950
Cummins	22,443	7,034,534
Eaton	49,710	13,512,669
Howmet Aerospace	181,348	23,526,276
Lockheed Martin	25,245	11,277,194
		82,927,219
Information Technology — 14.21%
Apple	164,483	36,536,609
Applied Materials	95,001	13,786,545
Broadcom	45,123	7,554,944
Microsoft	129,966	48,787,937
NVIDIA	293,466	31,805,845
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Salesforce	50,253	$ 13,485,895
SAP ADR	34,690	9,312,184
Seagate Technology Holdings	93,491	7,942,060
Taiwan Semiconductor Manufacturing ADR	140,187	23,271,042
TE Connectivity	58,168	8,220,302
Zebra Technologies Class A †	29,247	8,264,032
		208,967,395
Materials — 2.33%
Crown Holdings	96,603	8,622,784
Linde	31,811	14,812,474
Sherwin-Williams	30,801	10,755,401
		34,190,659
Utilities — 0.76%
NextEra Energy	157,599	11,172,193
		11,172,193
Total Common Stocks (cost $480,549,695)		792,602,825

Preferred Stock — 0.05%
Financials — 0.05%
SVB Financial Trust 11/7/32 †	1,425	698,250
Total Preferred Stock (cost $722,111)		698,250

Exchange-Traded Funds — 8.13%
iShares US Treasury Bond ETF	2,696,503	61,979,122
Vanguard S&P 500 ETF	111,921	57,517,321
Total Exchange-Traded Funds (cost $119,251,644)		119,496,443

Short-Term Investments — 3.75%
Money Market Mutual Funds — 3.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	13,791,730	13,791,730
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	13,791,730	13,791,730
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	13,791,730	13,791,730

18

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	13,791,730	$ 13,791,730
Total Short-Term Investments (cost $55,166,920)		55,166,920
Total Value of Securities—100.75% (cost $1,185,609,566)		$1,481,640,631
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $75,046,867, which represents 5.10% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^^	Represents a security with a settlement after March 31, 2025, at which time the interest rate will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at March 31, 2025 through maturity date.
X	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$75,000	$75,164	$75,000	$164
    19

Schedules of investments
Macquarie Balanced Fund
The following futures contracts and swap contracts were outstanding at March 31, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
676	US Treasury 2 yr Notes	$140,048,188	$139,373,790	6/30/25	$674,398	$—	$(5,281)
(831)	US Treasury 5 yr Notes	(89,877,844)	(88,856,603)	6/30/25	—	(1,021,241)	25,969
(61)	US Treasury 10 yr Notes	(6,784,344)	(6,691,260)	6/18/25	—	(93,084)	(953)
(231)	US Treasury 10 yr Ultra Notes	(26,362,875)	(26,077,668)	6/18/25	—	(285,207)	(27,105)
325	US Treasury Long Bonds	38,116,406	37,756,702	6/18/25	359,704	—	60,937
11	US Treasury Ultra Bonds	1,344,750	1,336,527	6/18/25	8,223	—	4,813
Total Futures Contracts			$56,841,488		$1,042,325	$(1,399,532)	$58,380
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[4] 12/20/29-Quarterly	7,900,000	5.000%	$434,870	$483,012	$(48,142)	$(7,609)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 9 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association

20

Summary of abbreviations: (continued)
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBA – To be announced
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
    21

Schedules of investments
Macquarie Climate Solutions Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.60%♦
Consumer Discretionary — 3.57%
Amazon.com †	18,507	$ 3,521,142
		3,521,142
Energy — 11.97%
Neste	216,988	2,002,325
Occidental Petroleum	66,952	3,304,751
Schlumberger	70,013	2,926,543
Valero Energy	26,973	3,562,324
		11,795,943
Industrials — 17.12%
Cummins	12,695	3,979,121
Kingspan Group	46,153	3,700,474
Schneider Electric	15,910	3,625,634
Sunrun †	236,748	1,387,343
Waste Management	18,026	4,173,199
		16,865,771
Information Technology — 3.01%
First Solar †	23,433	2,962,634
		2,962,634
Materials — 23.78%
Alcoa	112,769	3,439,455
Anglo American	146,544	4,060,447
CF Industries Holdings	48,568	3,795,589
Holcim †	35,744	3,818,026
Nutrien	76,767	3,813,017
Steel Dynamics	24,533	3,068,588
West Fraser Timber	18,747	1,439,912
		23,435,034
Real Estate — 4.18%
Weyerhaeuser	140,638	4,117,881
		4,117,881
Utilities — 35.97%
AES	207,281	2,574,430
Ameren	40,913	4,107,665
CLP Holdings	374,500	3,051,269
CMS Energy	55,504	4,168,905
NextEra Energy	45,014	3,191,043
NiSource	90,696	3,636,003
RWE	104,971	3,747,940
SSE	148,517	3,058,039
Terna - Rete Elettrica Nazionale	417,133	3,772,548
Xcel Energy	58,355	4,130,950
		35,438,792
Total Common Stocks (cost $96,660,005)		98,137,197

	Number of shares	Value (US $)

Short-Term Investments — 0.34%
Money Market Mutual Funds — 0.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	82,445	$ 82,445
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	82,445	82,445
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	82,445	82,445
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	82,444	82,444
Total Short-Term Investments (cost $329,779)		329,779
Total Value of Securities—99.94% (cost $96,989,784)		$98,466,976
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.
    22

Macquarie Natural Resources Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 98.47%
Agricultural Products — 2.09%
Bunge Global	45,570	$ 3,482,459
		3,482,459
Aluminum — 2.39%
Alcoa	130,599	3,983,269
		3,983,269
Commodity Chemicals — 1.86%
Methanex	88,431	3,103,044
		3,103,044
Construction & Engineering — 1.93%
Arcosa	41,612	3,209,117
		3,209,117
Construction Materials — 6.13%
CRH	67,476	5,848,579
Titan America †	176,054	2,380,250
Titan Cement International	43,285	1,989,173
		10,218,002
Copper — 2.33%
ERO Copper †	320,416	3,880,929
		3,880,929
Diversified Metals & Mining — 9.43%
Anglo American	186,506	5,167,715
China Metal Recycling Holdings =, †	30,000,000	0
Hudbay Minerals	752,082	5,708,302
Lifezone Metals †	107,270	448,389
MP Materials †	180,043	4,394,850
		15,719,256
Fertilizers & Agricultural Chemicals — 7.43%
CF Industries Holdings	83,330	6,512,239
Nutrien	118,058	5,863,941
		12,376,180
Forest Products — 4.09%
Canfor †	165,065	1,732,033
Louisiana-Pacific	24,132	2,219,661
West Fraser Timber	37,270	2,862,620
		6,814,314
Gold — 15.04%
Coeur Mining †	271,093	1,604,871
Endeavour Mining	247,045	5,804,800
Newmont	135,229	6,528,856
SSR Mining †	283,459	2,840,401
Wheaton Precious Metals	106,658	8,279,860
		25,058,788
Integrated Oil & Gas — 9.01%
Shell	332,850	12,146,342
Unit	102,512	2,863,365
		15,009,707
Oil & Gas Drilling — 2.42%
Helmerich & Payne	83,972	2,193,348
	Number of shares	Value (US $)
Common Stocks (continued)
Oil & Gas Drilling (continued)
Patterson-UTI Energy	223,176	$ 1,834,507
		4,027,855
Oil & Gas Exploration & Production — 16.94%
ARC Resources	236,790	4,760,317
Chord Energy	19,293	2,174,707
Diamondback Energy	13,823	2,210,021
Expand Energy	54,973	6,119,594
Kimbell Royalty Partners	345,130	4,831,820
Parex Resources	197,021	1,837,339
Permian Resources	158,101	2,189,699
Tourmaline Oil	85,253	4,111,434
		28,234,931
Oil & Gas Refining & Marketing — 4.74%
HF Sinclair	50,208	1,650,839
Valero Energy	47,263	6,242,024
		7,892,863
Oil & Gas Storage & Transportation — 1.00%
DHT Holdings	158,657	1,665,899
		1,665,899
Paper Packaging — 3.35%
International Paper	104,554	5,577,956
		5,577,956
Renewable Electricity — 0.39%
Spruce Power Holding †	273,022	657,983
		657,983
Semiconductors — 1.20%
First Solar †	15,845	2,003,283
		2,003,283
Specialty Chemicals — 2.75%
Corteva	72,871	4,585,772
		4,585,772
Steel — 3.95%
Metallus †	178,022	2,378,374
Steel Dynamics	33,613	4,204,314
		6,582,688
Total Common Stocks (cost $187,421,222)		164,084,295

Short-Term Investments — 1.51%
Money Market Mutual Funds — 1.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	626,991	626,991
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	626,991	626,991
    23

Schedules of investments
Macquarie Natural Resources Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	626,991	$ 626,991
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	626,992	626,992
Total Short-Term Investments (cost $2,507,965)		2,507,965
Total Value of Securities—99.98% (cost $189,929,187)		$166,592,260
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
24

Macquarie Real Estate Securities Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.42%
Internet Services & Infrastructure — 1.54%
NEXTDC †	208,539	$ 1,473,756
		1,473,756
Real Estate Operating Companies/Developer — 1.10%
Corp Inmobiliaria Vesta ADR	46,133	1,052,294
		1,052,294
Real Estate Services — 0.77%
CBRE Group Class A †	5,655	739,561
		739,561
REIT Asset Management & Custody Banks — 1.45%
DigitalBridge Group	157,720	1,391,090
		1,391,090
REIT Data Center — 14.62%
Digital Realty Trust	13,328	1,909,769
Equinix	13,681	11,154,804
Keppel REIT	597,600	951,984
		14,016,557
REIT Diversified — 2.51%
Broadstone Net Lease	51,270	873,641
Essential Properties Realty Trust	47,075	1,536,528
		2,410,169
REIT Healthcare — 19.75%
American Healthcare REIT	105,427	3,194,438
Ventas	56,792	3,905,018
Welltower	77,235	11,833,174
		18,932,630
REIT Hotel — 2.29%
Hyatt Hotels Class A	7,509	919,853
Ryman Hospitality Properties	14,001	1,280,251
		2,200,104
REIT Industrial — 11.56%
First Industrial Realty Trust	70,683	3,814,055
Goodman Group	50,479	896,733
LXP Industrial Trust	105,682	914,149
Prologis	34,917	3,903,371
Rexford Industrial Realty	39,591	1,549,988
		11,078,296
REIT Multifamily — 10.65%
AvalonBay Communities	19,200	4,120,704
Equity Residential	43,748	3,131,482
Essex Property Trust	7,609	2,332,691
InterRent Real Estate Investment Trust	79,412	622,471
		10,207,348
REIT Office — 1.78%
Kilroy Realty	52,022	1,704,241
		1,704,241
REIT Retail — 15.58%
Acadia Realty Trust	81,485	1,707,111
Agree Realty	54,901	4,237,808
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Retail (continued)
Kite Realty Group Trust	93,882	$ 2,100,141
NETSTREIT	79,478	1,259,726
Simon Property Group	22,254	3,695,944
Tanger	57,228	1,933,734
		14,934,464
REIT Self-Storage — 4.92%
Extra Space Storage	6,380	947,366
Public Storage	12,581	3,765,368
		4,712,734
REIT Single Family — 4.64%
Invitation Homes	70,788	2,466,962
Sun Communities	15,367	1,976,811
		4,443,773
REIT Specialty — 4.94%
VICI Properties	145,310	4,740,012
		4,740,012
REIT Telecom Tower — 1.32%
American Tower	5,813	1,264,909
		1,264,909
Total Common Stocks (cost $59,623,735)		95,301,938

Short-Term Investments — 0.47%
Money Market Mutual Funds — 0.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	112,178	112,178
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	112,179	112,179
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	112,178	112,178
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	112,178	112,178
Total Short-Term Investments (cost $448,713)		448,713
Total Value of Securities—99.89% (cost $60,072,448)		$95,750,651
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
    25

Schedules of investments
Macquarie Science and Technology Fund
March 31, 2025
	Number of shares	Value (US $)
Common Stocks — 99.37%♦
Communication Services — 14.00%
Meta Platforms Class A	712,644	$ 410,739,496
Netflix †	113,685	106,014,673
Take-Two Interactive Software †	555,748	115,178,773
ZoomInfo Technologies †	7,509,560	75,095,600
		707,028,542
Consumer Discretionary — 12.66%
Amazon.com †	1,356,327	258,054,775
DoorDash Class A †	458,199	83,745,031
DraftKings Class A †	2,383,631	79,160,385
MercadoLibre †	59,842	116,743,963
SharkNinja †	1,219,621	101,728,588
		639,432,742
Financials — 0.89%
Coinbase Global Class A †	260,098	44,796,679
		44,796,679
Healthcare — 5.18%
Boston Scientific †	1,002,626	101,144,911
Insulet †	325,477	85,473,515
Intuitive Surgical †	151,631	75,098,285
		261,716,711
Industrials — 5.37%
Copart †	1,018,870	57,657,853
Howmet Aerospace	667,428	86,585,435
Uber Technologies †	1,741,541	126,888,677
		271,131,965
Information Technology — 61.27%
Advanced Micro Devices †	841,008	86,405,162
Analog Devices	282,728	57,017,756
Apple	647,578	143,846,501
Arista Networks †	1,218,609	94,417,825
ASML Holding	168,764	111,828,089
Astera Labs †	808,705	48,255,427
Broadcom	1,378,904	230,869,897
Cadence Design Systems †	451,826	114,912,907
CDW	814,581	130,544,751
HubSpot †	121,605	69,471,720
Lam Research	1,765,607	128,359,629
Micron Technology	1,202,022	104,443,692
Microsoft	853,563	320,419,015
Monday.com †	297,515	72,343,747
NVIDIA	2,258,299	244,754,446
Onto Innovation †	407,458	49,440,954
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
SAP ADR	941,044	$ 252,613,851
Seagate Technology Holdings	3,513,998	298,514,130
Shopify Class A †	936,269	89,394,964
Snowflake Class A †	441,699	64,558,726
Taiwan Semiconductor Manufacturing ADR	1,357,833	225,400,278
Unity Software †	3,322,789	65,093,436
Zebra Technologies Class A †	324,920	91,809,395
		3,094,716,298
Total Common Stocks (cost $3,405,294,807)		5,018,822,937

Short-Term Investments — 0.79%
Money Market Mutual Funds — 0.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	9,930,421	9,930,421
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	9,930,421	9,930,421
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	9,930,421	9,930,421
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	9,930,422	9,930,422
Total Short-Term Investments (cost $39,721,685)		39,721,685
Total Value of Securities—100.16% (cost $3,445,016,492)		$5,058,544,622
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
    26

Statements of assets and liabilities
Ivy Funds
March 31, 2025
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fund	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Assets:
Investments, at value*	$1,608,845,321	$1,481,640,631	$98,466,976	$166,592,260	$95,750,651	$5,058,544,622
Investments of affiliated issuers, at value**	1,254,542	—	—	—	—	—
Bullion, at value‡	102,621,055	—	—	—	—	—
Foreign currencies, at valueΔ	9,562,482	—	—	—	578	—
Cash	675,273	—	—	—	2,122	107,252
Cash collateral due from brokers	501,094	1,814,558	—	—	—	—
Dividends and interest receivable	7,257,520	4,237,565	186,487	334,651	404,759	3,399,008
Receivable for securities sold	5,614,950	112,883	—	14,083	—	—
Receivable for fund shares sold	1,159,815	1,098,727	58,276	116,659	54,089	3,227,610
Foreign tax reclaims receivable	952,965	99,261	140,159	69,160	1,634	1,381,209
Prepaid expenses	178,311	169,301	102,759	113,898	122,605	241,336
Due from brokers on centrally cleared derivatives	213	9,660	—	—	—	—
Variation margin due from broker on futures contracts	—	58,380	—	—	—	—
Unrealized appreciation on unfunded loan commitments***	—	164	—	—	—	—
Other assets	—	25,447	—	—	—	8,457
Total Assets	1,738,623,541	1,489,266,577	98,954,657	167,240,711	96,336,438	5,066,909,494
    27

Statements of assets and liabilities
Ivy Funds
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fund	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Liabilities:
Due to custodian	$—	$225,326	$196	$—	$—	$—
Payable for securities purchased	15,567,108	14,839,522	—	—	—	—
Payable for fund shares redeemed	2,214,351	1,781,281	220,466	164,258	253,151	9,781,185
Accrued capital gains taxes on appreciated securities	1,769,475	—	—	—	—	—
Investment management fees payable to affiliates	1,007,587	845,606	48,900	120,181	65,488	3,632,854
Trustees' fees payable to non-affiliates	349,179	119,770	17,685	145,938	23,886	310,127
Sub-transfer agent fees and expenses payable	347,239	332,570	61,527	78,867	71,627	1,070,204
Distribution fees payable to affiliates	319,146	268,762	18,463	28,002	14,079	888,708
Other accrued expenses	110,326	96,373	27,302	40,515	24,619	316,245
IRS compliance fee for foreign withholding tax claims (see Note 1)	78,960	—	—	—	—	—
Variation margin due to broker on futures contracts	22,047	—	—	—	—	—
Accounting and administration expenses payable to affiliates	—	107,653	32,607	35,383	25,771	333,325
Variation margin due to broker on centrally cleared credit default swap contracts	—	7,609	—	—	—	—
Total Liabilities	21,785,418	18,624,472	427,146	613,144	478,621	16,332,648
Total Net Assets	$1,716,838,123	$1,470,642,105	$98,527,511	$166,627,567	$95,857,817	$5,050,576,846

Net Assets Consist of:
Paid-in capital	$1,959,914,311	$1,178,395,819	$269,307,247	$792,536,990	$54,370,429	$2,870,334,748
Total distributable earnings (loss)	(243,076,188)	292,246,286	(170,779,736)	(625,909,423)	41,487,388	2,180,242,098
Total Net Assets	$1,716,838,123	$1,470,642,105	$98,527,511	$166,627,567	$95,857,817	$5,050,576,846

    28

	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fund	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Net Asset Value

Class A:
Net assets	$1,232,911,604	$1,080,933,025	$40,972,175	$102,746,718	$59,981,368	$3,241,372,404
Shares of beneficial interest outstanding, unlimited authorization, no par	57,493,576	46,566,120	4,741,902	6,826,329	4,019,274	69,689,700
Net asset value per share	$21.44	$23.21	$8.64	$15.05	$14.92	$46.51
Sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$22.75	$24.63	$9.17	$15.97	$15.83	$49.35

Class C:
Net assets	$31,468,658	$34,220,813	$3,164,184	$1,874,521	$379,849	$64,679,809
Shares of beneficial interest outstanding, unlimited authorization, no par	1,641,907	1,505,929	399,781	157,307	27,259	3,157,626
Net asset value per share	$19.17	$22.72	$7.91	$11.92	$13.93	$20.48

Class R:
Net assets	$20,596,277	$9,793,684	$14,060,187	$6,304,582	$618,076	$90,042,878
Shares of beneficial interest outstanding, unlimited authorization, no par	981,933	423,959	1,648,832	424,059	41,688	2,218,931
Net asset value per share	$20.98	$23.10	$8.53	$14.87	$14.83	$40.58

Institutional Class:
Net assets	$340,532,021	$327,848,405	$36,514,372	$42,164,866	$29,108,039	$1,253,021,392
Shares of beneficial interest outstanding, unlimited authorization, no par	15,485,296	14,105,576	4,029,319	2,654,869	1,906,179	19,614,223
Net asset value per share	$21.99	$23.24	$9.06	$15.88	$15.27	$63.88

Class R6:
Net assets	$16,141,753	$8,677,944	$1,430,516	$4,730,264	$3,373,017	$143,734,945
Shares of beneficial interest outstanding, unlimited authorization, no par	731,694	372,305	157,134	298,197	220,477	2,195,482
Net asset value per share	$22.06	$23.31	$9.10	$15.86	$15.30	$65.47

Class Y:
Net assets	$75,187,810	$9,168,234	$2,386,077	$8,806,616	$2,397,468	$257,725,418
Shares of beneficial interest outstanding, unlimited authorization, no par	3,487,520	394,798	269,480	567,035	158,349	4,658,220
Net asset value per share	$21.56	$23.22	$8.85	$15.53	$15.14	$55.33
    29

Statements of assets and liabilities
Ivy Funds
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fund	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
*Investments, at cost	$1,310,551,648	$1,185,609,566	$96,989,784	$189,929,187	$60,072,448	$3,445,016,492
**Investments of affiliated issuers, at cost	611,975,644	—	—	—	—	—
‡Bullion, at cost	38,406,159	—	—	—	—	—
ΔForeign currencies, at cost	9,559,867	—	—	—	582	—
***See Note 11 in “Notes to financial statements.”
φConsolidated statement of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.
    30

Statements of operations
Ivy Funds
Year ended March 31, 2025
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fund	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Investment Income:
Interest	$28,397,640	$23,840,973	$—	$—	$—	$—
Dividends	19,512,564	14,282,958	3,008,189	4,390,493	2,852,048	30,739,117
Foreign withholding tax claims	2,772,517	—	—	—	—	2,589,635
IRS compliance fee for foreign withholding tax claims (see Note 1)	(145,669)	—	—	—	—	—
Foreign tax withheld	(1,265,008)	(149,920)	(147,795)	(140,518)	(6,916)	(1,154,433)
	49,272,044	37,974,011	2,860,394	4,249,975	2,845,132	32,174,319

Expenses:
Management fees	12,252,211	10,561,089	1,068,086	1,604,427	960,582	46,307,140
Distribution expenses — Class A	3,253,063	2,831,016	130,827	291,128	163,113	9,369,966
Distribution expenses — Class C	351,992	387,798	41,793	22,044	4,538	812,843
Distribution expenses — Class R	108,918	49,580	86,802	38,597	2,751	534,603
Distribution expenses — Class Y	201,044	26,098	8,401	24,834	7,363	732,824
Dividend disbursing and transfer agent fees and expenses	2,065,895	1,508,292	228,590	350,351	175,233	5,378,458
Accounting and administration expenses	322,543	273,438	67,844	76,790	55,607	923,646
Reports and statements to shareholders expenses	249,459	143,327	30,611	42,996	29,518	337,446
Audit and tax fees	202,129	46,268	37,584	42,569	37,194	37,994
Custodian fees	151,554	27,815	22,702	25,144	9,339	73,652
Registration fees	96,404	97,523	83,928	85,369	85,504	227,844
Legal fees	87,709	86,707	6,303	9,448	6,437	360,864
Trustees’ fees	82,389	70,598	5,833	8,662	4,911	266,351
Investment interest expense	—	531	—	—	—	—
Excise tax	—	—	—	—	2,935	—
Other	142,074	88,960	15,003	30,361	9,196	236,856
	19,567,384	16,199,040	1,834,307	2,652,720	1,554,221	65,600,487
Less expenses waived	—	(496,440)	(324,872)	(129,028)	(366,214)	—
Less expenses paid indirectly	(35,018)	(28,204)	(650)	(1,060)	(568)	(65,110)
Payment by affiliates[1]	(19,553)	—	—	—	—	—
Total operating expenses	19,512,813	15,674,396	1,508,785	2,522,632	1,187,439	65,535,377
Net Investment Income (Loss)	29,759,231	22,299,615	1,351,609	1,727,343	1,657,693	(33,361,058)
    31

Statements of operations
Ivy Funds
	Macquarie Asset Strategy Fundφ	Macquarie Balanced Fund	Macquarie Climate Solutions Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*, 2	$143,215,892	$117,127,378	$(10,398,621)	$(4,447,294)	$21,635,313	$1,204,700,608
Foreign currencies	(864,564)	(6)	(37,750)	(7,145)	1,281	(21,890)
Forward foreign currency exchange contracts	(60,182)	(131,559)	—	—	—	—
Futures contracts	84,837	(1,010,012)	—	—	—	—
Swap contracts	(43,200)	(124,841)	—	—	—	—
Net increase from payment by affiliates[1]	4,454	—	—	—	—	—
Net realized gain (loss)	142,337,237	115,860,960	(10,436,371)	(4,454,439)	21,636,594	1,204,678,718

Net change in unrealized appreciation (depreciation) on:
Investments[3]	(59,115,170)	(38,663,793)	3,979,497	91,803	(13,832,549)	(937,798,028)
Affiliated investments	1,514,034	—	—	—	—	—
Foreign currencies	64,215	(13)	587	1,912	(21)	1,185
Forward foreign currency exchange contracts	10,113	21,197	—	—	—	—
Futures contracts	74,579	(178,475)	—	—	—	—
Swap contracts	—	72,631	—	—	—	—
Net change in unrealized appreciation (depreciation)	(57,452,229)	(38,748,453)	3,980,084	93,715	(13,832,570)	(937,796,843)
Net Realized and Unrealized Gain (Loss)	84,885,008	77,112,507	(6,456,287)	(4,360,724)	7,804,024	266,881,875
Net Increase (Decrease) in Net Assets Resulting from Operations	$114,644,239	$99,412,122	$(5,104,678)	$(2,633,381)	$9,461,717	$233,520,817
φ	Consolidated statement of operations.
*	Includes $5,249,129 in proceeds received from the settlement of class action litigation for Macquarie Science and Technology Fund.
[1]	See Note 2 in “Notes to financial statements.”
[2]	Includes $(58,238) capital gains taxes paid for Macquarie Asset Strategy Fund.
[3]	Includes net change of $(1,769,475) capital gains taxes accrued for Macquarie Asset Strategy Fund.
See accompanying notes, which are an integral part of the financial statements.
    32

Statements of changes in net assets
Ivy Funds
	Macquarie Asset Strategy Fundφ		Macquarie Balanced Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$29,778,784[1]	$41,373,348	$22,299,615	$20,546,608
Net realized gain (loss)	142,332,783[2]	85,236,164	115,860,960	8,876,162
Payment by affiliates	(19,553) [3]	—	—	—
Net increase from payment by affiliates	4,454[3]	—	—	—
Net change in unrealized appreciation (depreciation)	(57,452,229)	200,573,380	(38,748,453)	242,374,655
Net increase (decrease) in net assets resulting from operations	114,644,239	327,182,892	99,412,122	271,797,425

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(92,175,091)	(39,270,395)	(11,389,226)	(23,910,606)
Class C	(2,518,996)	(1,067,484)	(169,057)	(615,876)
Class R	(1,530,396)	(603,151)	(83,611)	(176,136)
Institutional Class[4]	(24,861,015)	(11,636,024)	(4,091,219)	(8,940,097)
Class R6	(1,530,200)	(621,952)	(118,714)	(237,448)
Class Y	(5,709,664)	(2,423,940)	(101,038)	(215,763)
	(128,325,362)	(55,622,946)	(15,952,865)	(34,095,926)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	33,631,437[5]	44,931,480	71,882,899	81,275,122
Class C	3,817,077[5]	3,426,376	4,920,594	4,320,755
Class R	2,340,415[5]	2,126,693	1,045,113	1,087,361
Institutional Class[4]	58,278,808[5]	33,052,991	67,538,672	63,991,794
Class R6	3,248,769[5]	2,964,290	1,127,089	1,912,560
Class Y	3,427,278[5]	3,871,765	1,098,302	1,301,139

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	90,758,925	38,690,447	11,293,680	23,715,226
Class C	2,513,428	1,066,659	169,027	615,665
Class R	1,530,396	603,151	83,581	176,082
Institutional Class[4]	24,657,046	11,540,884	4,069,059	8,896,319
Class R6	1,483,471	595,961	114,746	228,572
Class Y	5,671,032	2,412,694	100,778	215,251
	231,358,082	145,283,391	163,443,540	187,735,846
    33

Statements of changes in net assets
Ivy Funds
	Macquarie Asset Strategy Fundφ		Macquarie Balanced Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(208,789,425)	$(208,660,883)	$(203,398,302)	$(235,831,690)
Class C	(12,065,800)	(20,744,272)	(16,089,844)	(32,723,525)
Class R	(4,819,141)	(4,202,310)	(1,352,896)	(1,775,742)
Institutional Class[4]	(98,480,579)	(134,531,404)	(137,592,457)	(161,584,942)
Class R6	(9,314,775)	(3,611,221)	(3,037,166)	(2,962,231)
Class Y	(14,680,873)	(15,775,675)	(3,072,535)	(2,782,488)
	(348,150,593)	(387,525,765)	(364,543,200)	(437,660,618)
Decrease in net assets derived from capital share transactions	(116,792,511)	(242,242,374)	(201,099,660)	(249,924,772)
Net Increase (Decrease) in Net Assets	(130,473,634)	29,317,572	(117,640,403)	(12,223,273)

Net Assets:
Beginning of year	1,847,311,757	1,817,994,185	1,588,282,508	1,600,505,781
End of year	$1,716,838,123	$1,847,311,757	$1,470,642,105	$1,588,282,508
[1]	Excludes payment by affiliates.
[2]	Excludes net increase from payment by affiliates.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
[5]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
φ Consolidated statements of changes in net assets.
See accompanying notes, which are an integral part of the financial statements.
    34

	Macquarie Climate Solutions Fund		Macquarie Natural Resources Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,351,609	$2,048,487	$1,727,343	$5,874,672
Net realized gain (loss)	(10,436,371)	(1,412,216)	(4,454,439)	2,532,552
Net change in unrealized appreciation (depreciation)	3,980,084	(11,434,052)	93,715	(332,767)
Net increase (decrease) in net assets resulting from operations	(5,104,678)	(10,797,781)	(2,633,381)	8,074,457

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(553,956)	(1,677,303)	(5,008,256)	(2,524,051)
Class C	(17,850)	(90,456)	(103,853)	(43,309)
Class R	(145,887)	(497,708)	(261,292)	(150,136)
Institutional Class[1]	(520,196)	(2,003,299)	(1,900,818)	(1,200,289)
Class R6	(25,243)	(97,430)	(217,057)	(121,575)
Class Y	(24,485)	(109,689)	(379,258)	(188,509)

Return of capital:
Class A	—	—	(920,612)	—
Class C	—	—	(17,427)	—
Class R	—	—	(61,026)	—
Institutional Class	—	—	(372,775)	—
Class R6	—	—	(41,853)	—
Class Y	—	—	(78,530)	—
	(1,287,617)	(4,475,885)	(9,362,757)	(4,227,869)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	1,946,092	4,368,512	10,394,117	3,498,832
Class C	74,580	257,285	318,845	599,592
Class R	1,460,714	1,661,970	921,101	1,380,948
Institutional Class[1]	6,957,678	11,508,925	7,424,689	7,951,354
Class R6	321,724	1,756,156	1,367,688	2,877,230
Class Y	296,232	555,629	1,122,867	1,547,040

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	551,238	1,670,129	5,842,905	2,484,496
Class C	17,764	89,839	121,266	42,833
Class R	145,887	497,640	322,318	150,136
Institutional Class[1]	511,578	1,623,425	2,260,305	1,194,060
Class R6	25,177	70,586	191,127	88,720
Class Y	24,158	108,793	457,303	188,339
	12,332,822	24,168,889	30,744,531	22,003,580
    35

Statements of changes in net assets
Ivy Funds
	Macquarie Climate Solutions Fund		Macquarie Natural Resources Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(19,737,362)	$(30,919,405)	$(29,201,965)	$(35,559,107)
Class C	(1,610,955)	(4,790,609)	(796,846)	(2,096,537)
Class R	(6,197,732)	(14,079,163)	(3,591,430)	(4,813,266)
Institutional Class[1]	(23,746,750)	(49,341,479)	(16,578,963)	(34,512,105)
Class R6	(1,687,383)	(2,076,974)	(1,917,989)	(1,858,746)
Class Y	(2,255,231)	(3,096,385)	(2,685,356)	(4,109,178)
	(55,235,413)	(104,304,015)	(54,772,549)	(82,948,939)
Decrease in net assets derived from capital share transactions	(42,902,591)	(80,135,126)	(24,028,018)	(60,945,359)
Net Decrease in Net Assets	(49,294,886)	(95,408,792)	(36,024,156)	(57,098,771)

Net Assets:
Beginning of year	147,822,397	243,231,189	202,651,723	259,750,494
End of year	$98,527,511	$147,822,397	$166,627,567	$202,651,723
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
See accompanying notes, which are an integral part of the financial statements.
    36

	Macquarie Real Estate Securities Fund		Macquarie Science and Technology Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,657,693	$2,325,103	$(33,361,058)	$(22,670,400)
Net realized gain (loss)	21,636,594	5,079,990	1,204,678,718	432,461,645
Net change in unrealized appreciation (depreciation)	(13,832,570)	142,931	(937,796,843)	1,380,411,995
Net increase (decrease) in net assets resulting from operations	9,461,717	7,548,024	233,520,817	1,790,203,240

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,551,816)	(7,712,823)	(582,131,194)	(355,376,805)
Class C	(57,363)	(59,796)	(23,329,935)	(16,181,874)
Class R	(77,972)	(44,515)	(18,547,939)	(11,620,540)
Institutional Class[1]	(4,353,447)	(4,925,373)	(169,976,670)	(107,732,191)
Class R6	(471,494)	(201,693)	(19,798,380)	(10,701,010)
Class Y	(386,511)	(295,078)	(39,121,322)	(23,082,328)
	(13,898,603)	(13,239,278)	(852,905,440)	(524,694,748)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	2,196,186	2,151,589	102,330,044	139,037,583
Class C	38,854	34,159	6,285,131	6,895,026
Class R	291,452	123,752	15,859,535	11,120,824
Institutional Class[1]	6,676,645	6,274,295	225,619,311	203,842,581
Class R6	1,856,846	542,464	40,950,556	40,792,680
Class Y	262,470	273,773	51,276,586	44,331,959

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,508,903	7,690,370	578,353,136	352,856,784
Class C	57,363	59,794	23,301,928	16,176,948
Class R	77,972	44,515	18,544,760	11,618,702
Institutional Class[1]	4,350,002	4,918,755	169,146,364	107,191,200
Class R6	277,165	201,693	19,201,734	10,282,229
Class Y	386,511	295,078	39,011,904	23,026,908
	24,980,369	22,610,237	1,289,880,989	967,173,424
    37

Statements of changes in net assets
Ivy Funds
	Macquarie Real Estate Securities Fund		Macquarie Science and Technology Fund
	Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(18,231,348)	$(22,975,290)	$(750,542,261)	$(729,084,455)
Class C	(269,916)	(298,554)	(34,123,626)	(57,471,373)
Class R	(195,437)	(171,596)	(39,866,893)	(28,920,233)
Institutional Class[1]	(20,942,173)	(33,299,075)	(434,166,523)	(526,628,929)
Class R6	(572,473)	(708,040)	(59,195,289)	(39,217,747)
Class Y	(1,088,902)	(929,171)	(87,738,455)	(75,210,729)
	(41,300,249)	(58,381,726)	(1,405,633,047)	(1,456,533,466)
Decrease in net assets derived from capital share transactions	(16,319,880)	(35,771,489)	(115,752,058)	(489,360,042)
Net Increase (Decrease) in Net Assets	(20,756,766)	(41,462,743)	(735,136,681)	776,148,450

Net Assets:
Beginning of year	116,614,583	158,077,326	5,785,713,527	5,009,565,077
End of year	$95,857,817	$116,614,583	$5,050,576,846	$5,785,713,527
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
See accompanying notes, which are an integral part of the financial statements.
    38

Financial highlights
Macquarie Asset Strategy Fund Class Aφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.66	$18.60	$23.05	$24.45	$17.41

Income (loss) from investment operations:
Net investment income[1]	0.36[2]	0.45[2]	0.32	0.29	0.29
Net realized and unrealized gain (loss)	1.04	3.23	(1.53)	1.12	7.39
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.40	3.68	(1.21)	1.41	7.68

Less dividends and distributions from:
Net investment income	(0.34)	(0.62)	(0.27)	(0.55)	(0.39)
Net realized gain	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.62)	(0.62)	(3.24)	(2.81)	(0.64)

Capital contribution by affiliates	—[3]	—	—	—	—

Net asset value, end of period	$21.44	$21.66	$18.60	$23.05	$24.45

Total return[4]	6.41%[2,3]	20.14%[2]	(4.79%)	5.33%[5]	44.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,232,911	$1,327,361	$1,259,211	$1,531,209	$1,601[6]
Ratio of expenses to average net assets[7]	1.11%	1.05%	1.15%	1.11%	1.07%
Ratio of expenses to average net assets prior to fees waived[7]	1.11%	1.05%	1.15%	1.11%	1.07%
Ratio of net investment income to average net assets	1.61%	2.29%	1.61%	1.16%	1.33%
Ratio of net investment income to average net assets prior to fees waived	1.61%	2.29%	1.61%	1.16%	1.33%
Portfolio turnover	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.38% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    39

Financial highlights
Macquarie Asset Strategy Fund Class Cφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.54	$16.84	$21.25	$22.75	$16.24

Income (loss) from investment operations:
Net investment income[1]	0.17[2]	0.28[2]	0.11	0.08	0.13
Net realized and unrealized gain (loss)	0.95	2.91	(1.44)	1.05	6.87
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.12	3.19	(1.33)	1.13	7.00

Less dividends and distributions from:
Net investment income	(0.21)	(0.49)	(0.11)	(0.37)	(0.24)
Net realized gain	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.49)	(0.49)	(3.08)	(2.63)	(0.49)

Capital contribution by affiliates	—[3]	—	—	—	—

Net asset value, end of period	$19.17	$19.54	$16.84	$21.25	$22.75

Total return[4]	5.65%[2,3]	19.26%[2]	(5.80%)	4.49%[5]	43.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,469	$37,710	$48,216	$89,955	$146[6]
Ratio of expenses to average net assets[7]	1.86%	1.80%	2.18%	1.92%	1.86%
Ratio of expenses to average net assets prior to fees waived[7]	1.86%	1.80%	2.18%	1.92%	1.86%
Ratio of net investment income to average net assets	0.87%	1.58%	0.58%	0.35%	0.63%
Ratio of net investment income to average net assets prior to fees waived	0.87%	1.58%	0.58%	0.35%	0.63%
Portfolio turnover	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.06 and total return by 0.15% and 0.36% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
40

Macquarie Asset Strategy Fund Class Rφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.23	$18.24	$22.68	$24.09	$17.17

Income (loss) from investment operations:
Net investment income[1]	0.29[2]	0.39[2]	0.25	0.20	0.22
Net realized and unrealized gain (loss)	1.03	3.18	(1.51)	1.11	7.27
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.32	3.57	(1.26)	1.31	7.49

Less dividends and distributions from:
Net investment income	(0.29)	(0.58)	(0.21)	(0.46)	(0.32)
Net realized gain	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.57)	(0.58)	(3.18)	(2.72)	(0.57)

Capital contribution by affiliates	—[3]	—	—	—	—

Net asset value, end of period	$20.98	$21.23	$18.24	$22.68	$24.09

Total return[4]	6.16%[2,3]	19.88%[2]	(5.10%)	4.98%[5]	44.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,596	$21,732	$20,073	$23,787	$28[6]
Ratio of expenses to average net assets[7]	1.36%	1.30%	1.47%	1.46%	1.42%
Ratio of expenses to average net assets prior to fees waived[7]	1.36%	1.30%	1.47%	1.46%	1.42%
Ratio of net investment income to average net assets	1.36%	2.04%	1.29%	0.81%	1.02%
Ratio of net investment income to average net assets prior to fees waived	1.36%	2.04%	1.29%	0.81%	1.02%
Portfolio turnover	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.38% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    41

Financial highlights
Macquarie Asset Strategy Fund Institutional Classφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.17	$19.01	$23.48	$24.85	$17.68

Income (loss) from investment operations:
Net investment income[1]	0.42[2]	0.51[2]	0.38	0.36	0.35
Net realized and unrealized gain (loss)	1.08	3.31	(1.57)	1.14	7.51
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.50	3.82	(1.19)	1.50	7.86

Less dividends and distributions from:
Net investment income	(0.40)	(0.66)	(0.31)	(0.61)	(0.44)
Net realized gain	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.68)	(0.66)	(3.28)	(2.87)	(0.69)

Capital contribution by affiliates	—[3]	—	—	—	—

Net asset value, end of period	$21.99	$22.17	$19.01	$23.48	$24.85

Total return[4]	6.69%[2,3]	20.49%[2]	(4.58%)	5.59%[5]	45.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$340,532	$358,336	$393,751	$597,362	$713[6]
Ratio of expenses to average net assets[7]	0.86%	0.80%	0.90%	0.88%	0.83%
Ratio of expenses to average net assets prior to fees waived[7]	0.86%	0.80%	0.90%	0.88%	0.83%
Ratio of net investment income to average net assets	1.86%	2.56%	1.86%	1.39%	1.59%
Ratio of net investment income to average net assets prior to fees waived	1.86%	2.56%	1.86%	1.39%	1.59%
Portfolio turnover	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
42

Macquarie Asset Strategy Fund Class R6φ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.23	$19.08	$23.55	$24.92	$17.73

Income (loss) from investment operations:
Net investment income[1]	0.45[2]	0.51[2]	0.41	0.40	0.37
Net realized and unrealized gain (loss)	1.08	3.32	(1.56)	1.14	7.54
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.53	3.83	(1.15)	1.54	7.91

Less dividends and distributions from:
Net investment income	(0.42)	(0.68)	(0.35)	(0.65)	(0.47)
Net realized gain	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.70)	(0.68)	(3.32)	(2.91)	(0.72)

Capital contribution by affiliates	—[3]	—	—	—	—

Net asset value, end of period	$22.06	$22.23	$19.08	$23.55	$24.92

Total return[4]	6.80%[2,3]	20.45%[2]	(4.39%)	5.73%[5]	45.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,142	$20,788	$17,914	$16,520	$19[6]
Ratio of expenses to average net assets[7]	0.76%	0.77%	0.77%	0.72%	0.67%
Ratio of expenses to average net assets prior to fees waived[7]	0.76%	0.77%	0.77%	0.72%	0.67%
Ratio of net investment income to average net assets	1.96%	2.56%	1.99%	1.56%	1.62%
Ratio of net investment income to average net assets prior to fees waived	1.96%	2.56%	1.99%	1.56%	1.62%
Portfolio turnover	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.13% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    43

Financial highlights
Macquarie Asset Strategy Fund Class Yφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.77	$18.69	$23.14	$24.53	$17.47

Income (loss) from investment operations:
Net investment income[1]	0.36[2]	0.45[2]	0.33	0.30	0.30
Net realized and unrealized gain (loss)	1.05	3.25	(1.53)	1.12	7.40
Payment by affiliates	—[3]	—	—	—	—
Total from investment operations	1.41	3.70	(1.20)	1.42	7.70

Less dividends and distributions from:
Net investment income	(0.34)	(0.62)	(0.28)	(0.55)	(0.39)
Net realized gain	(1.28)	—	(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.62)	(0.62)	(3.25)	(2.81)	(0.64)

Capital contributions	—[3]	—	—	—	—

Net asset value, end of period	$21.56	$21.77	$18.69	$23.14	$24.53

Total return[4]	6.42%[2,3]	20.15%[2]	(4.72%)	5.35%[5,6]	44.75%[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,188	$81,385	$78,829	$96,913	$109[7]
Ratio of expenses to average net assets[8]	1.11%	1.05%	1.11%	1.09%	1.07%
Ratio of expenses to average net assets prior to fees waived[8]	1.11%	1.05%	1.11%	1.11%	1.08%
Ratio of net investment income to average net assets	1.61%	2.30%	1.65%	1.17%	1.36%
Ratio of net investment income to average net assets prior to fees waived	1.61%	2.30%	1.65%	1.15%	1.35%
Portfolio turnover	67%	54%	74%	33%	40%
φ	Consolidated financial highlights.
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements.”
[3]	Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
44

Macquarie Balanced Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.02	$18.85	$25.53	$27.29	$20.43

Income (loss) from investment operations:
Net investment income[1]	0.32	0.26	0.21	0.12	0.24
Net realized and unrealized gain (loss)	1.10	3.36[2]	(2.06)	1.28	8.38
Total from investment operations	1.42	3.62	(1.85)	1.40	8.62

Less dividends and distributions from:
Net investment income	(0.23)	(0.45)	(0.15)	(0.12)	(0.28)
Net realized gain	—	—	(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.23)	(0.45)	(4.83)	(3.16)	(1.76)

Net asset value, end of period	$23.21	$22.02	$18.85	$25.53	$27.29

Total return[3]	6.48%[4]	19.36%[2,4]	(6.71%)	4.57%	42.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,080,933	$1,140,285	$1,102,496	$1,485,004	$1,509[5]
Ratio of expenses to average net assets[6]	1.05%	1.06%	1.10%	1.04%	1.07%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%	1.07%	1.10%	1.04%	1.07%
Ratio of net investment income to average net assets	1.40%	1.30%	0.97%	0.44%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.37%	1.29%	0.97%	0.44%	0.95%
Portfolio turnover	76%	73%	82%	94%	52%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    45

Financial highlights
Macquarie Balanced Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.60	$18.49	$25.21	$26.98	$20.24

Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.11	0.01	(0.09)	0.06
Net realized and unrealized gain (loss)	1.07	3.29[2]	(2.03)	1.25	8.30
Total from investment operations	1.22	3.40	(2.02)	1.16	8.36

Less dividends and distributions from:
Net investment income	(0.10)	(0.29)	(0.02)	—	(0.14)
Net realized gain	—	—	(4.68)	(2.93)	(1.48)
Total dividends and distributions	(0.10)	(0.29)	(4.70)	(2.93)	(1.62)

Net asset value, end of period	$22.72	$21.60	$18.49	$25.21	$26.98

Total return[3]	5.66%[4]	18.44%[2,4]	(7.53%)	3.77%	41.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,221	$43,118	$63,537	$117,058	$183[5]
Ratio of expenses to average net assets[6]	1.80%	1.81%	1.98%	1.82%	1.82%
Ratio of expenses to average net assets prior to fees waived[6]	1.83%	1.82%	1.98%	1.82%	1.82%
Ratio of net investment income (loss) to average net assets	0.65%	0.55%	0.06%	(0.34%)	0.23%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.62%	0.54%	0.06%	(0.34%)	0.23%
Portfolio turnover	76%	73%	82%	94%	52%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
46

Macquarie Balanced Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.93	$18.78	$25.46	$27.22	$20.39

Income (loss) from investment operations:
Net investment income[1]	0.27	0.21	0.15	0.01	0.15
Net realized and unrealized gain (loss)	1.09	3.35[2]	(2.05)	1.26	8.36
Total from investment operations	1.36	3.56	(1.90)	1.27	8.51

Less dividends and distributions from:
Net investment income	(0.19)	(0.41)	(0.10)	(0.01)	(0.20)
Net realized gain	—	—	(4.68)	(3.02)	(1.48)
Total dividends and distributions	(0.19)	(0.41)	(4.78)	(3.03)	(1.68)

Net asset value, end of period	$23.10	$21.93	$18.78	$25.46	$27.22

Total return[3]	6.23%[4]	19.04%[2,4]	(6.97%)	4.15%	42.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,794	$9,503	$8,650	$10,852	$11[5]
Ratio of expenses to average net assets[6]	1.30%	1.31%	1.38%	1.44%	1.45%
Ratio of expenses to average net assets prior to fees waived[6]	1.33%	1.32%	1.38%	1.44%	1.45%
Ratio of net investment income to average net assets	1.15%	1.05%	0.70%	0.04%	0.60%
Ratio of net investment income to average net assets prior to fees waived	1.12%	1.04%	0.70%	0.04%	0.60%
Portfolio turnover	76%	73%	82%	94%	52%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    47

Financial highlights
Macquarie Balanced Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.03	$18.86	$25.54	$27.29	$20.42

Income (loss) from investment operations:
Net investment income[1]	0.38	0.31	0.26	0.18	0.29
Net realized and unrealized gain (loss)	1.11	3.36[2]	(2.06)	1.28	8.39
Total from investment operations	1.49	3.67	(1.80)	1.46	8.68

Less dividends and distributions from:
Net investment income	(0.28)	(0.50)	(0.20)	(0.17)	(0.33)
Net realized gain	—	—	(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.28)	(0.50)	(4.88)	(3.21)	(1.81)

Net asset value, end of period	$23.24	$22.03	$18.86	$25.54	$27.29

Total return[3]	6.76%[4]	19.63%[2,4]	(6.52%)	4.82%	43.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,848	$375,021	$406,338	$745,878	$846[5]
Ratio of expenses to average net assets[6]	0.80%	0.81%	0.88%	0.84%	0.86%
Ratio of expenses to average net assets prior to fees waived[6]	0.83%	0.82%	0.88%	0.84%	0.86%
Ratio of net investment income to average net assets	1.65%	1.55%	1.17%	0.64%	1.17%
Ratio of net investment income to average net assets prior to fees waived	1.62%	1.54%	1.17%	0.64%	1.17%
Portfolio turnover	76%	73%	82%	94%	52%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
48

Macquarie Balanced Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.09	$18.91	$25.60	$27.36	$20.47

Income (loss) from investment operations:
Net investment income[1]	0.40	0.32	0.29	0.22	0.33
Net realized and unrealized gain (loss)	1.11	3.38[2]	(2.07)	1.27	8.40
Total from investment operations	1.51	3.70	(1.78)	1.49	8.73

Less dividends and distributions from:
Net investment income	(0.29)	(0.52)	(0.23)	(0.21)	(0.36)
Net realized gain	—	—	(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.29)	(0.52)	(4.91)	(3.25)	(1.84)

Net asset value, end of period	$23.31	$22.09	$18.91	$25.60	$27.36

Total return[3]	6.86%[4]	19.72%[2,4]	(6.39%)	4.93%	43.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,678	$9,906	$9,291	$10,232	$11[5]
Ratio of expenses to average net assets[6]	0.71%	0.76%	0.75%	0.70%	0.71%
Ratio of expenses to average net assets prior to fees waived[6]	0.74%	0.77%	0.75%	0.70%	0.71%
Ratio of net investment income to average net assets	1.74%	1.61%	1.33%	0.78%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.71%	1.60%	1.33%	0.78%	1.30%
Portfolio turnover	76%	73%	82%	94%	52%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    49

Financial highlights
Macquarie Balanced Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.02	$18.85	$25.54	$27.29	$20.43

Income (loss) from investment operations:
Net investment income[1]	0.32	0.26	0.22	0.12	0.24
Net realized and unrealized gain (loss)	1.11	3.36[2]	(2.07)	1.28	8.38
Total from investment operations	1.43	3.62	(1.85)	1.40	8.62

Less dividends and distributions from:
Net investment income	(0.23)	(0.45)	(0.16)	(0.11)	(0.28)
Net realized gain	—	—	(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.23)	(0.45)	(4.84)	(3.15)	(1.76)

Net asset value, end of period	$23.22	$22.02	$18.85	$25.54	$27.29

Total return[3]	6.51%[4]	19.35%[2,4]	(6.71%)	4.59%[4]	42.81%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,168	$10,450	$10,194	$12,699	$16[5]
Ratio of expenses to average net assets[6]	1.05%	1.06%	1.07%	1.04%	1.07%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%	1.07%	1.07%	1.08%	1.10%
Ratio of net investment income to average net assets	1.40%	1.31%	1.01%	0.44%	0.97%
Ratio of net investment income to average net assets prior to fees waived	1.37%	1.30%	1.01%	0.40%	0.94%
Portfolio turnover	76%	73%	82%	94%	52%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
50

Macquarie Climate Solutions Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.25	$9.88	$9.69	$6.18	$3.25

Income (loss) from investment operations:
Net investment income[1]	0.10	0.09	0.18	0.11	0.07
Net realized and unrealized gain (loss)	(0.60)	(0.48)[2]	0.18	3.51	2.97
Total from investment operations	(0.50)	(0.39)	0.36	3.62	3.04

Less dividends and distributions from:
Net investment income	(0.11)	(0.24)	(0.17)	(0.11)	(0.11)
Total dividends and distributions	(0.11)	(0.24)	(0.17)	(0.11)	(0.11)

Net asset value, end of period	$8.64	$9.25	$9.88	$9.69	$6.18

Total return[3]	(5.52%)	(3.92%)[2]	3.68%	59.24%	94.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,972	$60,980	$91,379	$104,280	$72[4]
Ratio of expenses to average net assets[5]	1.24%	1.24%	1.28%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived[5]	1.50%	1.43%	1.48%	1.72%	1.87%
Ratio of net investment income to average net assets	1.04%	1.00%	1.80%	1.60%	1.52%
Ratio of net investment income to average net assets prior to fees waived	0.78%	0.81%	1.60%	1.23%	1.00%
Portfolio turnover	20%	13%	108%	113%	30%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    51

Financial highlights
Macquarie Climate Solutions Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.48	$9.03	$8.88	$5.68	$2.97

Income (loss) from investment operations:
Net investment income[1]	0.02	0.03	0.09	0.06	0.03
Net realized and unrealized gain (loss)	(0.55)	(0.44)[2]	0.17	3.21	2.73
Total from investment operations	(0.53)	(0.41)	0.26	3.27	2.76

Less dividends and distributions from:
Net investment income	(0.04)	(0.14)	(0.11)	(0.07)	(0.05)
Total dividends and distributions	(0.04)	(0.14)	(0.11)	(0.07)	(0.05)

Net asset value, end of period	$7.91	$8.48	$9.03	$8.88	$5.68

Total return[3]	(6.29%)	(4.57%)[2]	2.88%	57.97%	93.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,164	$4,902	$9,909	$13,503	$9[4]
Ratio of expenses to average net assets[5]	1.99%	1.99%	2.03%	2.09%	2.09%
Ratio of expenses to average net assets prior to fees waived[5]	2.25%	2.18%	2.17%	2.34%	2.44%
Ratio of net investment income to average net assets	0.29%	0.32%	1.00%	0.87%	0.77%
Ratio of net investment income to average net assets prior to fees waived	0.03%	0.13%	0.86%	0.62%	0.42%
Portfolio turnover	20%	13%	108%	113%	30%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.11%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
52

Macquarie Climate Solutions Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.13	$9.74	$9.57	$6.10	$3.20

Income (loss) from investment operations:
Net investment income[1]	0.07	0.07	0.15	0.09	0.05
Net realized and unrealized gain (loss)	(0.59)	(0.48)[2]	0.17	3.46	2.93
Total from investment operations	(0.52)	(0.41)	0.32	3.55	2.98

Less dividends and distributions from:
Net investment income	(0.08)	(0.20)	(0.15)	(0.08)	(0.08)
Total dividends and distributions	(0.08)	(0.20)	(0.15)	(0.08)	(0.08)

Net asset value, end of period	$8.53	$9.13	$9.74	$9.57	$6.10

Total return[3]	(5.72%)[4]	(4.14%)[2,4]	3.31%[4]	58.80%	93.40%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,060	$19,602	$33,606	$36,368	$24[5]
Ratio of expenses to average net assets[6]	1.49%	1.49%	1.56%	1.73%	1.75%
Ratio of expenses to average net assets prior to fees waived[6]	1.75%	1.68%	1.57%	1.73%	1.77%
Ratio of net investment income to average net assets	0.77%	0.77%	1.49%	1.23%	1.06%
Ratio of net investment income to average net assets prior to fees waived	0.51%	0.58%	1.48%	1.23%	1.04%
Portfolio turnover	20%	13%	108%	113%	30%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    53

Financial highlights
Macquarie Climate Solutions Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.69	$10.34	$10.13	$6.45	$3.40

Income (loss) from investment operations:
Net investment income[1]	0.13	0.13	0.22	0.14	0.09
Net realized and unrealized gain (loss)	(0.64)	(0.51)[2]	0.18	3.67	3.11
Total from investment operations	(0.51)	(0.38)	0.40	3.81	3.20

Less dividends and distributions from:
Net investment income	(0.12)	(0.27)	(0.19)	(0.13)	(0.15)
Total dividends and distributions	(0.12)	(0.27)	(0.19)	(0.13)	(0.15)

Net asset value, end of period	$9.06	$9.69	$10.34	$10.13	$6.45

Total return[3]	(5.32%)	(3.69%)[2]	3.97%	59.90%	95.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,515	$55,024	$97,636	$110,841	$97[4]
Ratio of expenses to average net assets[5]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.25%	1.18%	1.00%	1.14%	1.20%
Ratio of net investment income to average net assets	1.29%	1.32%	2.09%	1.93%	1.87%
Ratio of net investment income to average net assets prior to fees waived	1.03%	1.13%	2.08%	1.78%	1.66%
Portfolio turnover	20%	13%	108%	113%	30%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
54

Macquarie Climate Solutions Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.73	$10.39	$10.18	$6.49	$3.42

Income (loss) from investment operations:
Net investment income[1]	0.15	0.13	0.22	0.16	0.09
Net realized and unrealized gain (loss)	(0.65)	(0.51)[2]	0.19	3.66	3.13
Total from investment operations	(0.50)	(0.38)	0.41	3.82	3.22

Less dividends and distributions from:
Net investment income	(0.13)	(0.28)	(0.20)	(0.13)	(0.15)
Total dividends and distributions	(0.13)	(0.28)	(0.20)	(0.13)	(0.15)

Net asset value, end of period	$9.10	$9.73	$10.39	$10.18	$6.49

Total return[3]	(5.17%)	(3.58%)[2]	4.03%	59.68%	95.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,431	$2,879	$3,411	$6,610	$3[4]
Ratio of expenses to average net assets[5]	0.82%	0.88%	0.96%	0.98%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.08%	1.07%	0.97%	0.99%	1.02%
Ratio of net investment income to average net assets	1.52%	1.35%	2.09%	2.07%	1.84%
Ratio of net investment income to average net assets prior to fees waived	1.26%	1.16%	2.08%	2.06%	1.81%
Portfolio turnover	20%	13%	108%	113%	30%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    55

Financial highlights
Macquarie Climate Solutions Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.46	$10.08	$9.85	$6.28	$3.30

Income (loss) from investment operations:
Net investment income[1]	0.10	0.10	0.18	0.12	0.07
Net realized and unrealized gain (loss)	(0.63)	(0.49)[2]	0.19	3.56	3.02
Total from investment operations	(0.53)	(0.39)	0.37	3.68	3.09

Less dividends and distributions from:
Net investment income	(0.08)	(0.23)	(0.14)	(0.11)	(0.11)
Total dividends and distributions	(0.08)	(0.23)	(0.14)	(0.11)	(0.11)

Net asset value, end of period	$8.85	$9.46	$10.08	$9.85	$6.28

Total return[3]	(5.63%)	(3.89%)[2]	3.69%	59.24%	94.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,386	$4,435	$7,290	$11,467	$8[4]
Ratio of expenses to average net assets[5]	1.24%	1.24%	1.28%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived[5]	1.50%	1.43%	1.29%	1.38%	1.42%
Ratio of net investment income to average net assets	1.07%	1.03%	1.81%	1.61%	1.50%
Ratio of net investment income to average net assets prior to fees waived	0.81%	0.84%	1.80%	1.58%	1.43%
Portfolio turnover	20%	13%	108%	113%	30%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
56

Macquarie Natural Resources Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.16	$15.75	$16.92	$12.42	$7.85

Income (loss) from investment operations:
Net investment income[1]	0.14	0.39	0.35	0.21	0.09
Net realized and unrealized gain (loss)	(0.40)	0.33	(1.20)	4.61	4.51
Total from investment operations	(0.26)	0.72	(0.85)	4.82	4.60

Less dividends and distributions from:
Net investment income	(0.72)	(0.31)	(0.32)	(0.32)	(0.03)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.85)	(0.31)	(0.32)	(0.32)	(0.03)

Net asset value, end of period	$15.05	$16.16	$15.75	$16.92	$12.42

Total return[2]	(1.80%)[3]	4.63%	(5.03%)[3]	39.47%	58.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102,747	$123,472	$150,383	$170,746	$136[4]
Ratio of expenses to average net assets[5]	1.39%	1.20%	1.44%	1.82%	1.84%
Ratio of expenses to average net assets prior to fees waived[5]	1.46%	1.20%	1.65%	1.82%	1.84%
Ratio of net investment income to average net assets	0.86%	2.54%	2.20%	1.57%	0.82%
Ratio of net investment income to average net assets prior to fees waived	0.79%	2.54%	1.99%	1.57%	0.82%
Portfolio turnover	47%	37%	48%	116%	52%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    57

Financial highlights
Macquarie Natural Resources Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.99	$12.71	$13.81	$10.22	$6.48

Income (loss) from investment operations:
Net investment income[1]	0.01	0.21	0.19	0.09	0.01
Net realized and unrealized gain (loss)	(0.31)	0.28	(0.98)	3.77	3.74
Total from investment operations	(0.30)	0.49	(0.79)	3.86	3.75

Less dividends and distributions from:
Net investment income	(0.64)	(0.21)	(0.31)	(0.27)	(0.01)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.77)	(0.21)	(0.31)	(0.27)	(0.01)

Net asset value, end of period	$11.92	$12.99	$12.71	$13.81	$10.22

Total return[2]	(2.52%)[3]	3.89%	(5.76%)[3]	38.45%	57.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,874	$2,394	$3,846	$3,460	$3[4]
Ratio of expenses to average net assets[5]	2.14%	1.95%	2.20%	2.52%	2.49%
Ratio of expenses to average net assets prior to fees waived[5]	2.21%	1.95%	2.42%	2.52%	2.49%
Ratio of net investment income to average net assets	0.10%	1.72%	1.46%	0.84%	0.07%
Ratio of net investment income to average net assets prior to fees waived	0.03%	1.72%	1.24%	0.84%	0.07%
Portfolio turnover	47%	37%	48%	116%	52%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
58

Macquarie Natural Resources Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.93	$15.52	$16.69	$12.25	$7.75

Income (loss) from investment operations:
Net investment income[1]	0.10	0.35	0.32	0.22	0.09
Net realized and unrealized gain (loss)	(0.39)	0.31	(1.19)	4.54	4.45
Total from investment operations	(0.29)	0.66	(0.87)	4.76	4.54

Less dividends and distributions from:
Net investment income	(0.64)	(0.25)	(0.30)	(0.32)	(0.04)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.77)	(0.25)	(0.30)	(0.32)	(0.04)

Net asset value, end of period	$14.87	$15.93	$15.52	$16.69	$12.25

Total return[2]	(2.00%)[3]	4.33%	(5.21%)[3]	39.60%	58.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,305	$9,011	$12,202	$14,145	$12[4]
Ratio of expenses to average net assets[5]	1.64%	1.45%	1.64%	1.78%	1.77%
Ratio of expenses to average net assets prior to fees waived[5]	1.71%	1.45%	1.66%	1.78%	1.77%
Ratio of net investment income to average net assets	0.60%	2.28%	2.03%	1.60%	0.90%
Ratio of net investment income to average net assets prior to fees waived	0.53%	2.28%	2.01%	1.60%	0.90%
Portfolio turnover	47%	37%	48%	116%	52%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    59

Financial highlights
Macquarie Natural Resources Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.99	$16.52	$17.72	$12.99	$8.18

Income (loss) from investment operations:
Net investment income[1]	0.19	0.45	0.42	0.31	0.16
Net realized and unrealized gain (loss)	(0.43)	0.35	(1.25)	4.82	4.73
Total from investment operations	(0.24)	0.80	(0.83)	5.13	4.89

Less dividends and distributions from:
Net investment income	(0.74)	(0.33)	(0.37)	(0.40)	(0.08)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.87)	(0.33)	(0.37)	(0.40)	(0.08)

Net asset value, end of period	$15.88	$16.99	$16.52	$17.72	$12.99

Total return[2]	(1.57%)[3]	4.93%	(4.73%)[3]	40.30%	59.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,165	$51,824	$76,474	$84,343	$71[4]
Ratio of expenses to average net assets[5]	1.14%	0.95%	1.11%	1.21%	1.20%
Ratio of expenses to average net assets prior to fees waived[5]	1.21%	0.95%	1.14%	1.21%	1.20%
Ratio of net investment income to average net assets	1.12%	2.78%	2.52%	2.17%	1.46%
Ratio of net investment income to average net assets prior to fees waived	1.05%	2.78%	2.49%	2.17%	1.46%
Portfolio turnover	47%	37%	48%	116%	52%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
60

Macquarie Natural Resources Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.96	$16.56	$17.79	$13.03	$8.21

Income (loss) from investment operations:
Net investment income[1]	0.22	0.48	0.42	0.36	0.18
Net realized and unrealized gain (loss)	(0.43)	0.31	(1.24)	4.82	4.73
Total from investment operations	(0.21)	0.79	(0.82)	5.18	4.91

Less dividends and distributions from:
Net investment income	(0.76)	(0.39)	(0.41)	(0.42)	(0.09)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.89)	(0.39)	(0.41)	(0.42)	(0.09)

Net asset value, end of period	$15.86	$16.96	$16.56	$17.79	$13.03

Total return[2]	(1.41%)[3]	4.89%	(4.63%)[3]	40.61%	59.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,730	$5,446	$4,213	$2,228	$1[4]
Ratio of expenses to average net assets[5]	0.98%	0.92%	1.03%	1.04%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.05%	0.92%	1.07%	1.04%	0.99%
Ratio of net investment income to average net assets	1.26%	2.93%	2.49%	2.46%	1.64%
Ratio of net investment income to average net assets prior to fees waived	1.19%	2.93%	2.45%	2.46%	1.64%
Portfolio turnover	47%	37%	48%	116%	52%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    61

Financial highlights
Macquarie Natural Resources Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.63	$16.19	$17.38	$12.74	$8.04

Income (loss) from investment operations:
Net investment income[1]	0.14	0.40	0.38	0.28	0.13
Net realized and unrealized gain (loss)	(0.41)	0.33	(1.24)	4.73	4.63
Total from investment operations	(0.27)	0.73	(0.86)	5.01	4.76

Less dividends and distributions from:
Net investment income	(0.70)	(0.29)	(0.33)	(0.37)	(0.06)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.83)	(0.29)	(0.33)	(0.37)	(0.06)

Net asset value, end of period	$15.53	$16.63	$16.19	$17.38	$12.74

Total return[2]	(1.79%)[3]	4.60%	(4.95%)[3]	40.08%	59.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,807	$10,505	$12,632	$14,348	$11[4]
Ratio of expenses to average net assets[5]	1.39%	1.20%	1.35%	1.42%	1.42%
Ratio of expenses to average net assets prior to fees waived[5]	1.46%	1.20%	1.38%	1.42%	1.42%
Ratio of net investment income to average net assets	0.86%	2.54%	2.27%	1.97%	1.23%
Ratio of net investment income to average net assets prior to fees waived	0.79%	2.54%	2.24%	1.97%	1.23%
Portfolio turnover	47%	37%	48%	116%	52%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
62

Macquarie Real Estate Securities Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.74	$16.43	$27.72	$24.82	$18.83

Income (loss) from investment operations:
Net investment income[1]	0.23	0.26	0.30	0.21	0.17
Net realized and unrealized gain (loss)	1.21	0.79	(5.87)	6.44	6.22
Total from investment operations	1.44	1.05	(5.57)	6.65	6.39

Less dividends and distributions from:
Net investment income	(0.26)	(0.55)	(0.40)	(0.14)	(0.25)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.26)	(1.74)	(5.72)	(3.75)	(0.40)

Net asset value, end of period	$14.92	$15.74	$16.43	$27.72	$24.82

Total return[2]	8.89%[3]	6.55%[3]	(20.26%)[3]	26.90%	34.24%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,981	$70,391	$86,795	$143,562	$130[4]
Ratio of expenses to average net assets[5]	1.20%	1.20%	1.29%	1.38%	1.45%
Ratio of expenses to average net assets prior to fees waived[5]	1.54%	1.39%	1.57%	1.38%	1.55%
Ratio of net investment income to average net assets	1.46%	1.62%	1.39%	0.74%	0.79%
Ratio of net investment income to average net assets prior to fees waived	1.12%	1.43%	1.11%	0.74%	0.69%
Portfolio turnover	45%	36%	57%	43%	76%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    63

Financial highlights
Macquarie Real Estate Securities Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$14.86	$15.60	$26.73	$24.11	$18.32

Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.13	0.10	(0.07)	0.06
Net realized and unrealized gain (loss)	1.13	0.76	(5.66)	6.27	5.96
Total from investment operations	1.24	0.89	(5.56)	6.20	6.02

Less dividends and distributions from:
Net investment income	(0.17)	(0.44)	(0.25)	—	(0.08)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.58)	(0.15)
Total dividends and distributions	(2.17)	(1.63)	(5.57)	(3.58)	(0.23)

Net asset value, end of period	$13.93	$14.86	$15.60	$26.73	$24.11

Total return[2]	8.07%[3]	5.79%[3]	(21.00%)[3]	25.74%	33.03%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$380	$577	$815	$1,707	$2[4]
Ratio of expenses to average net assets[5]	1.95%	1.95%	2.19%	2.33%	2.33%
Ratio of expenses to average net assets prior to fees waived[5]	2.29%	2.14%	2.76%	2.33%	2.43%
Ratio of net investment income (loss) to average net assets	0.72%	0.83%	0.49%	(0.24%)	0.27%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.38%	0.64%	(0.08%)	(0.24%)	0.17%
Portfolio turnover	45%	36%	57%	43%	76%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
64

Macquarie Real Estate Securities Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.67	$16.36	$27.66	$24.78	$18.81

Income (loss) from investment operations:
Net investment income[1]	0.18	0.19	0.20	0.12	0.13
Net realized and unrealized gain (loss)	1.22	0.82	(5.82)	6.44	6.20
Total from investment operations	1.40	1.01	(5.62)	6.56	6.33

Less dividends and distributions from:
Net investment income	(0.24)	(0.51)	(0.36)	(0.07)	(0.21)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.24)	(1.70)	(5.68)	(3.68)	(0.36)

Net asset value, end of period	$14.83	$15.67	$16.36	$27.66	$24.78

Total return[2]	8.67%[3]	6.33%[3]	(20.50%)[3]	26.55%	33.88%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$618	$477	$497	$555	$—[4,5]
Ratio of expenses to average net assets[6]	1.45%	1.45%	1.54%	1.69%	1.67%
Ratio of expenses to average net assets prior to fees waived[6]	1.79%	1.64%	1.65%	1.69%	1.77%
Ratio of net investment income to average net assets	1.12%	1.22%	0.93%	0.42%	0.61%
Ratio of net investment income to average net assets prior to fees waived	0.78%	1.03%	0.82%	0.42%	0.51%
Portfolio turnover	45%	36%	57%	43%	76%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    65

Financial highlights
Macquarie Real Estate Securities Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.04	$16.70	$28.05	$25.05	$18.99

Income (loss) from investment operations:
Net investment income[1]	0.28	0.32	0.38	0.29	0.25
Net realized and unrealized gain (loss)	1.23	0.79	(5.97)	6.52	6.27
Total from investment operations	1.51	1.11	(5.59)	6.81	6.52

Less dividends and distributions from:
Net investment income	(0.28)	(0.58)	(0.44)	(0.20)	(0.31)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.28)	(1.77)	(5.76)	(3.81)	(0.46)

Net asset value, end of period	$15.27	$16.04	$16.70	$28.05	$25.05

Total return[2]	9.22%[3]	6.84%[3]	(20.07%)[3]	27.32%	34.68%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,108	$40,263	$64,516	$133,161	$127[4]
Ratio of expenses to average net assets[5]	0.95%	0.95%	1.00%	1.09%	1.08%
Ratio of expenses to average net assets prior to fees waived[5]	1.29%	1.14%	1.09%	1.09%	1.18%
Ratio of net investment income to average net assets	1.74%	1.94%	1.74%	1.01%	1.15%
Ratio of net investment income to average net assets prior to fees waived	1.40%	1.75%	1.65%	1.01%	1.05%
Portfolio turnover	45%	36%	57%	43%	76%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
66

Macquarie Real Estate Securities Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.07	$16.74	$28.10	$25.09	$19.02

Income (loss) from investment operations:
Net investment income[1]	0.28	0.31	0.28	0.36	0.28
Net realized and unrealized gain (loss)	1.26	0.82	(5.86)	6.50	6.28
Total from investment operations	1.54	1.13	(5.58)	6.86	6.56

Less dividends and distributions from:
Net investment income	(0.31)	(0.61)	(0.46)	(0.24)	(0.34)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.31)	(1.80)	(5.78)	(3.85)	(0.49)

Net asset value, end of period	$15.30	$16.07	$16.74	$28.10	$25.09

Total return[2]	9.36%[3]	6.94%[3]	(19.99%)[3]	27.48%	34.84%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,373	$1,938	$1,973	$1,112	$1[4]
Ratio of expenses to average net assets[5]	0.80%	0.85%	0.99%	0.93%	0.94%
Ratio of expenses to average net assets prior to fees waived[5]	1.14%	1.09%	1.06%	0.93%	1.04%
Ratio of net investment income to average net assets	1.73%	1.90%	1.38%	1.26%	1.26%
Ratio of net investment income to average net assets prior to fees waived	1.39%	1.66%	1.31%	1.26%	1.16%
Portfolio turnover	45%	36%	57%	43%	76%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    67

Financial highlights
Macquarie Real Estate Securities Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.93	$16.60	$27.79	$24.87	$18.86

Income (loss) from investment operations:
Net investment income[1]	0.24	0.25	0.43	0.23	0.21
Net realized and unrealized gain (loss)	1.22	0.81	(6.02)	6.45	6.23
Total from investment operations	1.46	1.06	(5.59)	6.68	6.44

Less dividends and distributions from:
Net investment income	(0.25)	(0.54)	(0.28)	(0.15)	(0.28)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.25)	(1.73)	(5.60)	(3.76)	(0.43)

Net asset value, end of period	$15.14	$15.93	$16.60	$27.79	$24.87

Total return[2]	8.93%[3]	6.57%[3]	(20.27%)[3]	26.98%	34.45%[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,398	$2,969	$3,481	$90,376	$70[4]
Ratio of expenses to average net assets[5]	1.20%	1.20%	1.25%	1.31%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.54%	1.39%	1.29%	1.31%	1.40%
Ratio of net investment income to average net assets	1.51%	1.52%	1.79%	0.82%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.17%	1.33%	1.75%	0.82%	0.85%
Portfolio turnover	45%	36%	57%	43%	76%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
68

Macquarie Science and Technology Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$53.07	$42.38	$63.48	$92.04	$59.85

Income (loss) from investment operations:
Net investment loss[1]	(0.34)	(0.23)	(0.24)	(0.66)	(0.55)
Net realized and unrealized gain (loss)	3.02[2]	16.25[2]	(8.49)	2.73	40.68
Total from investment operations	2.68	16.02	(8.73)	2.07	40.13

Less dividends and distributions from:
Net realized gain	(9.24)	(5.33)	(12.37)	(30.63)	(7.94)
Total dividends and distributions	(9.24)	(5.33)	(12.37)	(30.63)	(7.94)

Net asset value, end of period	$46.51	$53.07	$42.38	$63.48	$92.04

Total return[3]	3.05%[2]	40.88%[2]	(12.32%)	(0.21%)	67.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,241,372	$3,743,633	$3,186,208	$4,958,005	$5,696[4]
Ratio of expenses to average net assets[5]	1.18%	1.16%	1.21%	1.13%	1.14%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%	1.16%	1.21%	1.13%	1.14%
Ratio of net investment loss to average net assets	(0.63%)	(0.50%)	(0.51%)	(0.76%)	(0.66%)
Ratio of net investment loss to average net assets prior to fees waived	(0.63%)	(0.50%)	(0.51%)	(0.76%)	(0.66%)
Portfolio turnover	45%	29%	51%	53%	9%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.05 and $0.04 and total return by 0.09% and 0.09% for the years ended March 31, 2025 and 2024, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    69

Financial highlights
Macquarie Science and Technology Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$28.00	$24.76	$43.75	$72.44	$48.52

Income (loss) from investment operations:
Net investment loss[1]	(0.38)	(0.32)	(0.46)	(1.04)	(0.95)
Net realized and unrealized gain (loss)	2.10[2]	8.89[2]	(6.16)	2.62	32.81
Total from investment operations	1.72	8.57	(6.62)	1.58	31.86

Less dividends and distributions from:
Net realized gain	(9.24)	(5.33)	(12.37)	(30.27)	(7.94)
Total dividends and distributions	(9.24)	(5.33)	(12.37)	(30.27)	(7.94)

Net asset value, end of period	$20.48	$28.00	$24.76	$43.75	$72.44

Total return[3]	2.27%[2]	39.82%[2]	(13.14%)	(1.00%)	66.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,680	$88,952	$109,544	$237,610	$413[4]
Ratio of expenses to average net assets[5]	1.93%	1.91%	2.14%	1.92%	1.92%
Ratio of expenses to average net assets prior to fees waived[5]	1.93%	1.91%	2.14%	1.92%	1.92%
Ratio of net investment loss to average net assets	(1.38%)	(1.25%)	(1.45%)	(1.56%)	(1.45%)
Ratio of net investment loss to average net assets prior to fees waived	(1.38%)	(1.25%)	(1.45%)	(1.56%)	(1.45%)
Portfolio turnover	45%	29%	51%	53%	9%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and $0.02 and total return by 0.07% and 0.08% for the years ended March 31, 2025 and 2024, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
70

Macquarie Science and Technology Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$47.42	$38.46	$59.21	$87.86	$57.58

Income (loss) from investment operations:
Net investment loss[1]	(0.43)	(0.31)	(0.38)	(0.97)	(0.85)
Net realized and unrealized gain (loss)	2.83[2]	14.60[2]	(8.00)	2.69	39.07
Total from investment operations	2.40	14.29	(8.38)	1.72	38.22

Less dividends and distributions from:
Net realized gain	(9.24)	(5.33)	(12.37)	(30.37)	(7.94)
Total dividends and distributions	(9.24)	(5.33)	(12.37)	(30.37)	(7.94)

Net asset value, end of period	$40.58	$47.42	$38.46	$59.21	$87.86

Total return[3]	2.80%[2]	40.53%[2]	(12.65%)	(0.63%)	66.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,043	$109,957	$94,005	$120,945	$151[4]
Ratio of expenses to average net assets[5]	1.43%	1.41%	1.57%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived[5]	1.43%	1.41%	1.57%	1.55%	1.55%
Ratio of net investment loss to average net assets	(0.88%)	(0.75%)	(0.86%)	(1.18%)	(1.08%)
Ratio of net investment loss to average net assets prior to fees waived	(0.88%)	(0.75%)	(0.86%)	(1.18%)	(1.08%)
Portfolio turnover	45%	29%	51%	53%	9%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.04 and $0.04 and total return by 0.08% and 0.10% for the years ended March 31, 2025 and 2024, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    71

Financial highlights
Macquarie Science and Technology Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$69.75	$54.09	$76.68	$105.32	$67.65

Income (loss) from investment operations:
Net investment loss[1]	(0.28)	(0.15)	(0.17)	(0.60)	(0.45)
Net realized and unrealized gain (loss)	3.65[2]	21.14[2]	(10.05)	2.83	46.06
Total from investment operations	3.37	20.99	(10.22)	2.23	45.61

Less dividends and distributions from:
Net realized gain	(9.24)	(5.33)	(12.37)	(30.87)	(7.94)
Total dividends and distributions	(9.24)	(5.33)	(12.37)	(30.87)	(7.94)

Net asset value, end of period	$63.88	$69.75	$54.09	$76.68	$105.32

Total return[3]	3.32%[2]	41.23%[2]	(12.14%)	(0.04%)	67.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,253,021	$1,403,120	$1,281,422	$2,354,813	$2,878[4]
Ratio of expenses to average net assets[5]	0.93%	0.91%	0.99%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[5]	0.93%	0.91%	0.99%	0.96%	0.96%
Ratio of net investment loss to average net assets	(0.38%)	(0.25%)	(0.29%)	(0.59%)	(0.48%)
Ratio of net investment loss to average net assets prior to fees waived	(0.38%)	(0.25%)	(0.29%)	(0.59%)	(0.48%)
Portfolio turnover	45%	29%	51%	53%	9%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.07 and $0.05 and total return by 0.10% and 0.09% for the years ended March 31, 2025 and 2024, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
72

Macquarie Science and Technology Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$71.23	$55.11	$77.75	$106.48	$68.24

Income (loss) from investment operations:
Net investment loss[1]	(0.22)	(0.11)	(0.09)	(0.45)	(0.32)
Net realized and unrealized gain (loss)	3.70[2]	21.56[2]	(10.18)	2.84	46.50
Total from investment operations	3.48	21.45	(10.27)	2.39	46.18

Less dividends and distributions from:
Net realized gain	(9.24)	(5.33)	(12.37)	(31.12)	(7.94)
Total dividends and distributions	(9.24)	(5.33)	(12.37)	(31.12)	(7.94)

Net asset value, end of period	$65.47	$71.23	$55.11	$77.75	$106.48

Total return[3]	3.40%[2]	41.31%[2]	(12.02%)	0.10%	68.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,735	$155,573	$108,424	$173,276	$192[4]
Ratio of expenses to average net assets[5]	0.85%	0.84%	0.86%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived[5]	0.85%	0.84%	0.86%	0.81%	0.81%
Ratio of net investment loss to average net assets	(0.30%)	(0.18%)	(0.15%)	(0.44%)	(0.33%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.30%)	(0.18%)	(0.15%)	(0.44%)	(0.33%)
Portfolio turnover	45%	29%	51%	53%	9%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.07 and $0.05 and total return by 0.10% and 0.09% for the years ended March 31, 2025 and 2024, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    73

Financial highlights
Macquarie Science and Technology Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$61.62	$48.45	$70.42	$98.99	$64.00

Income (loss) from investment operations:
Net investment loss[1]	(0.40)	(0.26)	(0.28)	(0.74)	(0.58)
Net realized and unrealized gain (loss)	3.35[2]	18.76[2]	(9.32)	2.79	43.51
Total from investment operations	2.95	18.50	(9.60)	2.05	42.93

Less dividends and distributions from:
Net realized gain	(9.24)	(5.33)	(12.37)	(30.62)	(7.94)
Total dividends and distributions	(9.24)	(5.33)	(12.37)	(30.62)	(7.94)

Net asset value, end of period	$55.33	$61.62	$48.45	$70.42	$98.99

Total return[3]	3.06%[2]	40.88%[2]	(12.34%)	(0.22%)[4]	67.64%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,726	$284,479	$229,962	$351,136	$455[5]
Ratio of expenses to average net assets[6]	1.18%	1.16%	1.23%	1.14%	1.14%
Ratio of expenses to average net assets prior to fees waived[6]	1.18%	1.16%	1.23%	1.20%	1.20%
Ratio of net investment loss to average net assets	(0.63%)	(0.50%)	(0.53%)	(0.78%)	(0.66%)
Ratio of net investment loss to average net assets prior to fees waived	(0.63%)	(0.50%)	(0.53%)	(0.84%)	(0.72%)
Portfolio turnover	45%	29%	51%	53%	9%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and $0.05 and total return by 0.10% and 0.10% for the years ended March 31, 2025 and 2024, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
74

Notes to financial statements
Ivy Funds
March 31, 2025
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 19 funds. These financial statements and the related notes pertain to 6 funds: Macquarie Asset Strategy Fund (formerly, Delaware Ivy Asset Strategy Fund through December 30, 2024), Macquarie Balanced Fund (formerly, Delaware Ivy Balanced Fund through December 30, 2024), Macquarie Climate Solutions Fund (formerly, Delaware Climate Solutions Fund through December 30, 2024), Macquarie Natural Resources Fund (formerly, Delaware Ivy Natural Resources Fund through December 30, 2024), Macquarie Real Estate Securities Fund (formerly, Delaware Real Estate Securities Fund through December 30, 2024), and Macquarie Science and Technology Fund (formerly, Delaware Ivy Science and Technology Fund through December 30, 2024), (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Macquarie Asset Strategy Fund, Macquarie Balanced Fund, Macquarie Natural Resources Fund, and Macquarie Real Estate Securities Fund are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Macquarie Climate Solutions Fund, and Macquarie Science and Technology Fund are considered nondiversified.
Each Fund offers Class A, Class C,  Class R, Institutional Class (formerly, Class I), Class R6, and Class Y shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class, Class R, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Basis of Consolidation — Ivy ASF II, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Macquarie Asset Strategy Fund (referred to as the Fund in this subsection). Ivy ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund, and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund, its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company. The date of incorporation of the Subsidiary and Company was January 31, 2013 and April 9, 2013, respectively. As of March 31, 2025, the total net assets held by the Subsidiary is $102,901,422, or approximately 5.99% of the Fund's net assets and the total net assets held by the Company is $1,375,763, or approximately 0.08% of the Fund's net assets.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance
    75

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended March 31, 2025, and for all open tax years (years ended March 31, 2022–March 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended March 31, 2025, the Funds did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Foreign withholding tax claims" on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Foreign withholding tax claims." Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund's net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as a foreign tax credits to its US taxable shareholders, a Fund may enter into a closing agreement with the US Internal Revenue Service (the
    76

IRS). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Macquarie Asset Strategy Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges to Macquarie Asset Strategy Fund's closing agreement liability is presented as a reduction of "IRS compliance fee for foreign withholding tax claims (see Note 1)" in the "Consolidated statement of operations" and its estimated closing agreement liability is presented as "IRS compliance fee for foreign withholding tax claims (see Note 1)" in the “Consolidated statement of assets and liabilities.” Any fees associated with these closing agreements are included on the "Statement of operations" under "Audit and tax fees."
The Company is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.
The Company’s income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):
Tax expense/(benefit)	Current	Deferred	Total
Federal	$ —	$239,655	$239,655
State	—	16,796,573	16,796,573
Valuation allowance	—	(17,036,228)	(17,036,228)
Total Tax Expense/(Benefit)	$ —	$ —	$ —
Components of the Company’s deferred tax assets and liabilities as of March 31, 2025 are as follows:
Deferred tax assets/(liabilities)
Basis in partnerships	$61,391,991
Net operating loss	82,646,430
Other	—
Total net deferred tax asset/(liability) before valuation allowance	144,038,421
Less: valuation allowance	(144,038,421)
Net deferred tax asset/(liability)	$ —
Net operating loss carryforwards are available to offset future taxable income of the Company. The Company had cumulative net operating loss carryforwards as of its most recent tax year ending March 31, 2025, of $393,554,429. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and net operating loss carryforwards originating in 2018 and forward do not expire.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended March 31, 2025, are as follows:
The Company's pre-tax income	$1,514,071
Pre-tax income/(loss) at the statutory rate	317,955
Adjustment to prior year deferred taxes	(78,300)
State income tax expense, net of federal benefit	16,796,573
Less: valuation allowance	(17,036,228)
Total income tax expense/(benefit)	$ —
The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Company. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Tax Years March 31, 2022 and later are open to examination by federal and state tax authorities under the applicable statute of limitations.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
    77

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced Trades (TBA)  — Macquarie Asset Strategy Fund and Macquarie Balanced Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective
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interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, each Fund may pay an assignment fee. On an ongoing basis, each Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country's tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Macquarie Asset Strategy Fund, Macquarie Balanced Fund, and Macquarie Real Estate Securities Fund declare and pay dividends quarterly. Macquarie Climate Solutions Fund, Macquarie Natural Resources Fund, and Macquarie Science and Technology Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, each Fund’s investment adviser, acts as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund’s has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Adoption of the new standard impacted each Fund’s financial statements note disclosures only, and did not affect any Fund’s financial position or the results of its operations.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Macquarie Asset Strategy Fund	$31,249
Macquarie Balanced Fund	25,895
Macquarie Climate Solutions Fund	—
Macquarie Natural Resources Fund	34
Macquarie Real Estate Securities Fund	36
Macquarie Science and Technology Fund	59,961
    79

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Macquarie Asset Strategy Fund	$3,769
Macquarie Balanced Fund	2,309
Macquarie Climate Solutions Fund	650
Macquarie Natural Resources Fund	1,026
Macquarie Real Estate Securities Fund	532
Macquarie Science and Technology Fund	5,149
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund's average daily net assets as follows:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Asset Strategy Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $28 billion;
0.545% of net assets over $28 billion and up to $53 billion;
0.54% of net assets over $53 billion.

Macquarie Balanced Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.54% of net assets over $5 billion and up to $10 billion;
0.53% of net assets over $10 billion.

Macquarie Climate Solutions Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.75% of net assets over $5 billion and up to $10 billion;
0.74% of net assets over $10 billion.

Macquarie Natural Resources Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

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Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Real Estate Securities Fund	0.90% of net assets up to $1 billion;
0.87% of net assets over $1 billion and up to $2 billion;
0.84% of net assets over $2 billion and up to $3 billion;
0.80% of net assets over $3 billion and up to $5 billion;
0.76% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Macquarie Science and Technology Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $8 billion;
0.755% of net assets over $8 billion and up to $13 billion;
0.75% of net assets over $13 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any annual distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2024 (except as noted) through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Macquarie Asset Strategy Fund	n/a	n/a
Macquarie Balanced Fund	0.80%	0.71%
Macquarie Climate Solutions Fund	0.99%	0.82%[1]
Macquarie Natural Resources Fund	n/a2	n/a2
Macquarie Real Estate Securities Fund	0.95%	0.80%
Macquarie Science and Technology Fund	n/a	n/a
1Effective July 31, 2024. Prior to July 31, 2024, the amount was 0.83%.
2Effective July 31, 2024. Prior to July 31, 2024, the amounts for all share classes other than R6 and Class R6 were 1.08%, and 0.92%, respectively.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2024 (except as noted) through July 30, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class Y
Macquarie Asset Strategy Fund	n/a	n/a	n/a	n/a	n/a	n/a
Macquarie Balanced Fund	1.05%	1.80%	1.30%	0.80%	0.71%	1.05%
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Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class Y
Macquarie Climate Solutions Fund	1.24%	1.99%	1.49%	0.99%	0.82%[1]	1.24%
Macquarie Natural Resources Fund	n/a2	n/a2	n/a2	n/a2	n/a2	n/a2
Macquarie Real Estate Securities Fund	1.20%	1.95%	1.45%	0.95%	0.80%	1.20%
Macquarie Science and Technology Fund	n/a	n/a	n/a	n/a	n/a	n/a
1Effective July 31, 2024. Prior to July 31, 2024, the amount for Class R6 shares was 0.83%.
2Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, Class R, Institutional Class, Class R6, and Class Y shares were 1.33%, 2.08%, 1.58%, 1.08%, 0.92%, and 1.33%, respectively.
DMC entered into a sub-advisory agreements with the following entities on behalf of the Funds:
Under agreements between DMC and each of Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of MIMEL and MIMGL serves as sub-advisor to Macquarie Real Estate Securities Fund, and along with DMC, are responsible for its day to day management. In addition, DMC may also seek investment advice and recommendations from MIMEL and MIMGL and may permit MIMEL and MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize their specialized market knowledge.
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Macquarie Asset Strategy Fund and Macquarie Balanced Fund portfolios. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge. For its services, MIMAK receives a sub-advisory fee from DMC.
With respect to Macquarie Asset Strategy Fund and Macquarie Balanced Fund, MIMEL serves as sub-advisor. DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
MIMGL serves as sub-advisor to Macquarie Asset Strategy, Macquarie Balanced, Macquarie Climate Solutions, Macquarie Natural Resources and Macquarie Science and Technology Funds, executing security trades on behalf of DMC. MIMGL may execute Fund security trades on behalf of DMC and may also exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL's specialized market knowledge for Macquarie Asset Strategy Fund and Macquarie Balanced Fund. In addition, for Macquarie Asset Strategy Fund and Macquarie Balanced Fund, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended March 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Asset Strategy Fund	$85,962
Macquarie Balanced Fund	74,169
Macquarie Climate Solutions Fund	9,694
Macquarie Natural Resources Fund	12,554
Macquarie Real Estate Securities Fund	8,838
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Fund	Fees
Macquarie Science and Technology Fund	$268,298
DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2025, each Fund paid for these services as follows:
Fund	Fees
Macquarie Asset Strategy Fund	$117,852
Macquarie Balanced Fund	100,894
Macquarie Climate Solutions Fund	8,181
Macquarie Natural Resources Fund	12,296
Macquarie Real Estate Securities Fund	6,954
Macquarie Science and Technology Fund	379,938
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended March 31, 2025, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Macquarie Asset Strategy Fund	$47,097
Macquarie Balanced Fund	34,723
Macquarie Climate Solutions Fund	2,930
Macquarie Natural Resources Fund	4,312
Macquarie Real Estate Securities Fund	237
Macquarie Science and Technology Fund	130,535
For the year ended March 31, 2025, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Macquarie Asset Strategy Fund	$44,095
Macquarie Balanced Fund	92,430
Macquarie Climate Solutions Fund	3,956
Macquarie Natural Resources Fund	6,921
Macquarie Real Estate Securities Fund	3,683
Macquarie Science and Technology Fund	229,186
    83

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the year ended March 31, 2025, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Macquarie Asset Strategy Fund	$779	$2,261
Macquarie Balanced Fund	2,095	2,481
Macquarie Climate Solutions Fund	848	22
Macquarie Natural Resources Fund	—	28
Macquarie Real Estate Securities Fund	138	59
Macquarie Science and Technology Fund	7,122	5,208
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended March 31, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares	Dividend Income
Macquarie Asset Strategy Fund
Common Stocks—0.07%
Media Group Holdings Series H
	$554,181	$—	$(813,673)	$—	$1,514,034	$1,254,542	640,301	$—
Media Group Holdings Series T
	—	—	—	—	—	—	80,253	—
Total	$554,181	$—	$(813,673)	$—	$1,514,034	$1,254,542		$—
[1]	The amount shown includes return of capital.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Funds. In connection with the findings in the Settlement Order, MIMBT made a payment to the Macquarie Asset Strategy Fund on October 25, 2024, in the amount of $419,237. An amount of $19,553 is included on the “Consolidated statement of operations” under “Payment by affiliates” and an amount of $399,684 is included on the “Consolidated statements of changes in net assets” under “Proceeds from shares sold.” Payment by affiliates and capital contribution by affiliates had no impact on total return.
During the year ended March 31, 2025, DMC reimbursed Macquarie Asset Strategy Fund $4,454 in connection with a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Consolidated statement of operations. Payment by affiliates had no impact on total return.
    84

3. Investments
For the year ended March 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie Asset Strategy Fund	$823,064,598	$346,982,119	$1,069,856,734	$307,276,268
Macquarie Balanced Fund	585,667,048	557,505,853	740,064,808	633,104,007
Macquarie Climate Solutions Fund	24,943,785	—	67,824,217	—
Macquarie Natural Resources Fund	88,020,198	—	120,883,181	—
Macquarie Real Estate Securities Fund	47,491,907	—	74,981,333	—
Macquarie Science and Technology Fund	2,576,808,159	—	3,581,630,959	—
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie Asset Strategy Fund	$2,614,696,826	$765,462,397	$(1,667,013,696)	$(901,551,299)
Macquarie Balanced Fund	1,194,417,297	326,726,895	(39,908,910)	286,817,985
Macquarie Climate Solutions Fund	99,805,161	14,899,027	(16,237,212)	(1,338,185)
Macquarie Natural Resources Fund	192,499,533	25,394,022	(51,301,295)	(25,907,273)
Macquarie Real Estate Securities Fund	60,989,198	38,666,437	(3,904,984)	34,761,453
Macquarie Science and Technology Fund	3,447,229,078	1,831,239,780	(219,924,236)	1,611,315,544
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
    85

Notes to financial statements
Ivy Funds
3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2025:
	Macquarie Asset Strategy Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$4,695,627	$4,695,627
Agency Mortgage-Backed Securities	—	108,450,228	—	108,450,228
Bullion	102,621,055	—	—	102,621,055
Collateralized Debt Obligations	—	2,750,398	—	2,750,398
Common Stocks
Communication Services	88,844,164	—	781,584	89,625,748
Consumer Discretionary	123,198,747	—	1,254,542	124,453,289
Consumer Staples	85,316,873	—	—	85,316,873
Energy	18,188,598	—	—	18,188,598
Financials	151,750,775	21,752,685	1,466	173,504,926
Healthcare	105,307,734	—	—	105,307,734
Industrials	129,267,648	—	—	129,267,648
Information Technology	252,623,363	—	—	252,623,363
Materials	17,576,130	—	—	17,576,130
Utilities	—	18,992,613	—	18,992,613
Convertible Bond	—	—	2,418,518	2,418,518
Corporate Bonds	—	282,618,292	—	282,618,292
Exchange-Traded Funds	73,321,651	—	—	73,321,651
Government Agency Obligations	—	2,993,981	—	2,993,981
Loan Agreements	—	17,774,850	—	17,774,850
Non-Agency Asset-Backed Securities	—	809,885	—	809,885
Non-Agency Collateralized Mortgage Obligations	—	10,151,693	—	10,151,693
Non-Agency Commercial Mortgage-Backed Securities	—	26,885,153	—	26,885,153
Preferred Stock	—	192,570	—	192,570
US Treasury Obligations	—	40,130,587	—	40,130,587
Short-Term Investments	22,049,508	—	—	22,049,508
Total Value of Securities	$1,170,066,246	$533,502,935	$9,151,737	$1,712,720,918

Derivatives[1]
Assets:
Futures Contracts	$184,022	$—	$—	$184,022
    86

	Macquarie Asset Strategy Fund
	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(161,679)	$—	$—	$(161,679)
1 Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
	Macquarie Balanced Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$8,183,013	$—	$8,183,013
Agency Mortgage-Backed Securities	—	147,796,849	—	147,796,849
Collateralized Debt Obligations	—	7,120,077	290,000	7,410,077
Common Stocks	792,597,513	—	5,312	792,602,825
Corporate Bonds	—	166,929,538	—	166,929,538
Exchange-Traded Funds	119,496,443	—	—	119,496,443
Loan Agreements	—	7,943,380	—	7,943,380
Non-Agency Asset-Backed Securities	—	17,706,483	—	17,706,483
Non-Agency Collateralized Mortgage Obligations	—	12,686,582	—	12,686,582
Non-Agency Commercial Mortgage-Backed Securities	—	45,793,187	—	45,793,187
Preferred Stock	—	698,250	—	698,250
US Treasury Obligations	—	99,227,084	—	99,227,084
Short-Term Investments	55,166,920	—	—	55,166,920
Total Value of Securities	$967,260,876	$514,084,443	$295,312	$1,481,640,631

Derivatives[1]
Assets:
Futures Contracts	$1,042,325	$—	$—	$1,042,325

Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(48,142)	$—	$(48,142)
Futures Contracts	(1,399,532)	—	—	(1,399,532)

[1]Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

    87

Notes to financial statements
Ivy Funds
3. Investments (continued)
Macquarie Climate Solutions Fund
Level 1
Securities
Assets:
Common Stocks	$98,137,197
Short-Term Investments	329,779
Total Value of Securities	$98,466,976
	Macquarie Natural Resources Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Agricultural Products	$3,482,459	$—	$3,482,459
Aluminum	3,983,269	—	3,983,269
Commodity Chemicals	3,103,044	—	3,103,044
Construction & Engineering	3,209,117	—	3,209,117
Construction Materials	10,218,002	—	10,218,002
Copper	3,880,929	—	3,880,929
Diversified Metals & Mining	15,719,256	—[1]	15,719,256
Fertilizers & Agricultural Chemicals	12,376,180	—	12,376,180
Forest Products	6,814,314	—	6,814,314
Gold	25,058,788	—	25,058,788
Integrated Oil & Gas	15,009,707	—	15,009,707
Oil & Gas Drilling	4,027,855	—	4,027,855
Oil & Gas Exploration & Production	28,234,931	—	28,234,931
Oil & Gas Refining & Marketing	7,892,863	—	7,892,863
Oil & Gas Storage & Transportation	1,665,899	—	1,665,899
Paper Packaging	5,577,956	—	5,577,956
Renewable Electricity	657,983	—	657,983
Semiconductors	2,003,283	—	2,003,283
Specialty Chemicals	4,585,772	—	4,585,772
Steel	6,582,688	—	6,582,688
Short-Term Investments	2,507,965	—	2,507,965
Total Value of Securities	$166,592,260	$—	$166,592,260

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.

    88

	Macquarie Real Estate Securities Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Internet Services & Infrastructure	$1,473,756	$—	$1,473,756
Real Estate Operating Companies/Developer	1,052,294	—	1,052,294
Real Estate Services	739,561	—	739,561
REIT Asset Management & Custody Banks	1,391,090	—	1,391,090
REIT Data Center	13,064,573	951,984	14,016,557
REIT Diversified	2,410,169	—	2,410,169
REIT Healthcare	18,932,630	—	18,932,630
REIT Hotel	2,200,104	—	2,200,104
REIT Industrial	11,078,296	—	11,078,296
REIT Multifamily	10,207,348	—	10,207,348
REIT Office	1,704,241	—	1,704,241
REIT Retail	14,934,464	—	14,934,464
REIT Self-Storage	4,712,734	—	4,712,734
REIT Single Family	4,443,773	—	4,443,773
REIT Specialty	4,740,012	—	4,740,012
REIT Telecom Tower	1,264,909	—	1,264,909
Short-Term Investments	448,713	—	448,713
Total Value of Securities	$94,798,667	$951,984	$95,750,651
Macquarie Science and Technology Fund
Level 1
Securities
Assets:
Common Stocks	$5,018,822,937
Short-Term Investments	39,721,685
Total Value of Securities	$5,058,544,622
During the year ended March 31, 2025, Macquarie Balanced Fund, Macquarie Climate Solutions Fund, Macquarie Natural Resources Fund, Macquarie Real Estate Securities Fund, and Macquarie Science and Technology Fund had no transfers into or out of Level 3 investments. During the year ended March 31, 2025, Macquarie Asset Strategy Fund had transfers into Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie  Asset Strategy Fund, Macquarie Balanced Fund, and Macquarie Natural Resources Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie Asset Strategy Fund, Macquarie Balanced Fund, and Macquarie Natural Resources Fund’s net assets at the end of the year. As of March 31, 2025, Macquarie Climate Solutions Fund, Macquarie Real Estate Securities Fund and Macquarie Science and Technology Fund had no Level 3 investments.
    89

Notes to financial statements
Ivy Funds
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2025 and 2024 were as follows:
	Ordinary income	Long-term capital gains	Return of capital	Total
Year ended March 31, 2025:
Macquarie Asset Strategy Fund	$54,719,173	$73,606,189	$—	$128,325,362
Macquarie Balanced Fund	15,952,865	—	—	15,952,865
Macquarie Climate Solutions Fund	1,287,617	—	—	1,287,617
Macquarie Natural Resources Fund	7,870,534	—	1,492,223	9,362,757
Macquarie Real Estate Securities Fund	1,909,518	11,989,085	—	13,898,603
Macquarie Science and Technology Fund	102,240,091	750,665,349	—	852,905,440
Year ended March 31, 2024:
Macquarie Asset Strategy Fund	55,622,946	—	—	55,622,946
Macquarie Balanced Fund	34,095,926	—	—	34,095,926
Macquarie Climate Solutions Fund	4,475,885	—	—	4,475,885
Macquarie Natural Resources Fund	4,227,869	—	—	4,227,869
Macquarie Real Estate Securities Fund	3,221,464	10,017,814	—	13,239,278
Macquarie Science and Technology Fund	—	524,694,748	—	524,694,748
5. Components of Net Assets on a Tax Basis
As of March 31, 2025, the components of net assets on a tax basis were as follows:
	Macquarie Asset Strategy Fund	Macquarie Balanced Fund	Macquarie Climate Solutions Fund
Shares of beneficial interest	$1,959,914,311	$1,178,395,819	$269,307,247
Undistributed ordinary income	19,652,225	6,231,267	714,316
Undistributed long-term capital gains	69,941,918	—	—
Capital loss carryforwards	—	(683,360)	(170,137,390)
Deferred directors fees	(349,179)	(119,770)	(17,685)
Unrealized appreciation (depreciation) of investments, foreign currencies and derivatives	(332,321,152)	286,818,149	(1,338,977)
Net assets	$1,716,838,123	$1,470,642,105	$98,527,511

	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund	Macquarie Science and Technology Fund
Shares of beneficial interest	$792,536,990	$54,370,429	$2,870,334,748
Undistributed ordinary income	—	404,131	—
Undistributed long-term capital gains	—	6,345,806	572,455,843
Qualified late year loss deferrals	—	—	(3,191,206)
Capital loss carryforwards	(599,854,865)	—	—
Deferred directors fees	(145,938)	(23,886)	(310,127)
Unrealized appreciation (depreciation) of investments, foreign currencies and derivatives	(25,908,620)	34,761,337	1,611,287,588
Net assets	$166,627,567	$95,857,817	$5,050,576,846

    90

Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency and foreign capital gains tax.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral losses on straddles, investments held within the wholly-owned subsidiary, mark-to-market of futures contracts, tax recognition of unrealized gain on passive foreign investment companies, tax treatment of swap contracts, and tax treatment of partnerships.
Qualified late year ordinary and capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2025 through March 31, 2025 and November 1, 2024 through March 31, 2025, respectively, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to Fund level overdistribution, nondeductible taxes paid, tax treatment of partnerships, gain (loss) on foreign currency transactions, swap contracts, tax treatment of REITs, passive foreign investment companies (PFICs) and securities no longer deemed to be PFICs, write-off of net operating losses, earnings and profits distributed to shareholders on the redemptions of shares, paydown gain (losses of asset- and mortgage-backed securities, foreign capital gains taxes and payment by advisor tax treatment. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2025, the Funds recorded the following reclassifications:
	Paid-in capital	Total distributable earnings (loss)
Macquarie Asset Strategy Fund	$(412,375)	412,375
Macquarie Balanced Fund	(1,491,589)	1,491,589
Macquarie Real Estate Securities Fund	1,530,339	(1,530,339)
Macquarie Science and Technology Fund	30,828,043	(30,828,043)
Macquarie Climate Solutions Fund, and Macquarie Natural Resources Fund did not have any reclassifications for the year ended March 31, 2025.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025, the Funds utilized the following capital loss carryforwards:

Macquarie Balanced Fund	$114,038,256
At March 31, 2025, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie Balanced Fund	$ 683,360	$—	$ 683,360
Macquarie Climate Solutions Fund	55,969,484	114,167,906	170,137,390
Macquarie Natural Resources Fund	276,887,806	322,967,059	599,854,865
    91

Notes to financial statements
Ivy Funds
6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie Asset Strategy Fund		Macquarie Balanced Fund		Macquarie Climate Solutions Fund
	Year ended		Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24	3/31/25	3/31/24
Shares sold:
Class A	1,506,903	2,303,722	3,099,764	4,086,333	208,631	468,984
Class C	192,371	194,326	216,337	220,523	8,781	30,143
Class R	109,213	111,364	45,377	55,004	160,499	181,764
Institutional Class[1]	2,566,624	1,657,808	2,912,526	3,233,319	707,795	1,175,921
Class R6	141,116	145,932	48,441	96,996	32,197	176,282
Class Y	153,682	201,189	47,703	63,958	31,004	58,528

Shares issued upon reinvestment of dividends and distributions:
Class A	4,143,547	1,952,697	489,740	1,130,535	59,982	182,528
Class C	128,245	59,696	7,488	29,345	2,105	10,695
Class R	71,417	31,042	3,639	8,375	16,067	55,049
Institutional Class[1]	1,098,023	570,492	176,298	426,137	53,123	169,637
Class R6	65,848	29,243	4,958	10,913	2,604	7,345
Class Y	257,524	121,266	4,370	10,253	2,565	11,635
	10,434,513	7,378,777	7,056,641	9,371,691	1,285,353	2,528,511

Shares redeemed:
Class A	(9,426,654)	(10,684,583)	(8,809,378)	(11,913,265)	(2,118,137)	(3,310,736)
Class C	(608,623)	(1,187,449)	(714,473)	(1,690,424)	(189,153)	(559,682)
Class R	(222,536)	(219,048)	(58,355)	(90,650)	(674,294)	(1,540,303)
Institutional Class[1]	(4,342,111)	(6,774,904)	(6,005,029)	(8,182,966)	(2,410,244)	(5,113,424)
Class R6	(410,310)	(179,195)	(129,549)	(150,751)	(173,563)	(216,166)
Class Y	(662,234)	(802,481)	(131,735)	(140,413)	(233,141)	(324,659)
	(15,672,468)	(19,847,660)	(15,848,519)	(22,168,469)	(5,798,532)	(11,064,970)
Net decrease	(5,237,955)	(12,468,883)	(8,791,878)	(12,796,778)	(4,513,179)	(8,536,459)
    92

	Macquarie Natural Resources Fund		Macquarie Real Estate Securities Fund		Macquarie Science and Technology Fund
	Year ended		Year ended		Year ended
	3/31/25	3/31/24	3/31/25	3/31/24	3/31/25	3/31/24
Shares sold:
Class A	625,309	225,612	139,576	134,537	1,875,271	3,048,006
Class C	24,402	47,480	2,700	2,240	237,985	268,784
Class R	57,694	89,926	18,616	7,674	324,609	268,831
Institutional Class[1]	438,522	487,910	410,917	385,120	3,102,959	3,442,734
Class R6	79,143	175,519	118,094	33,288	543,264	672,947
Class Y	67,268	96,948	16,593	16,691	798,706	832,171

Shares issued upon reinvestment of dividends and distributions:
Class A	375,991	160,913	551,664	484,633	11,001,581	8,275,253
Class C	9,835	3,446	3,982	3,983	1,003,961	717,381
Class R	20,984	9,858	5,087	2,819	403,938	304,713
Institutional Class[1]	137,992	73,662	275,554	304,132	2,344,371	1,914,128
Class R6	11,683	5,476	17,528	12,462	259,764	179,854
Class Y	28,528	11,853	24,696	18,387	623,791	465,096
	1,877,351	1,388,603	1,585,007	1,405,966	22,520,200	20,389,898

Shares redeemed:
Class A	(1,815,390)	(2,294,363)	(1,143,890)	(1,430,947)	(13,734,044)	(15,960,329)
Class C	(61,289)	(169,114)	(18,254)	(19,597)	(1,261,094)	(2,233,759)
Class R	(220,151)	(320,592)	(12,476)	(10,382)	(828,317)	(698,771)
Institutional Class[1]	(972,242)	(2,139,981)	(1,289,782)	(2,041,999)	(5,948,400)	(8,930,874)
Class R6	(113,738)	(114,378)	(35,757)	(43,003)	(791,530)	(636,208)
Class Y	(160,383)	(257,541)	(69,260)	(58,425)	(1,380,971)	(1,426,829)
	(3,343,193)	(5,295,969)	(2,569,419)	(3,604,353)	(23,944,356)	(29,886,770)
Net decrease	(1,465,842)	(3,907,366)	(984,412)	(2,198,387)	(1,424,156)	(9,496,872)
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the years ended March 31, 2025 and 2024, each Fund had the following exchange transactions:
	Year ended March 31, 2025			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Macquarie Asset Strategy Fund			$5,344,270			$3,475,355
Class A	173,332	65,744		74,045	101,888
Class C	69,080	—		109,780	—
Institutional Class[1]	4,277	167,571		4,735	74,988
Class R6	—	2,806		—	1,413
Class Y	379	—		1,942	—
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Notes to financial statements
Ivy Funds
6. Capital Shares (continued)
	Year ended March 31, 2025			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Macquarie Balanced Fund			$2,350,509			$3,439,675
Class A	39,944	51,729		48,619	119,956
Class C	63,979	—		96,593	—
Institutional Class[1]	—	49,708		29,811	50,624
Class R6	—	1,137		—	3,779
Class Y	—	—		1,276	—
Macquarie Climate Solutions Fund			$77,286			$135,824
Class A	4,566	1,905		6,392	7,873
Class C	4,015	—		6,641	—
Institutional Class[1]	—	6,047		1,990	6,767
Class Y	—	—		399	—
Macquarie Natural Resources Fund			$137,910			$165,576
Class A	6,103	2,275		7,354	3,335
Class C	2,555	—		3,575	—
Institutional Class[1]	218	5,683		435	7,004
Class R6	—	119		—	—
Macquarie Real Estate Securities Fund			$68,694			$123,116
Class A	3,079	1,227		4,516	3,211
Class C	1,303	—		3,384	—
Institutional Class[1]	—	3,019		—	4,438
Macquarie Science and Technology Fund			$7,080,679			$5,960,503
Class A	94,551	21,159		62,814	58,609
Class C	34,394	—		92,651	—
Institutional Class[1]	3,646	77,996		10,028	49,344
Class R6	3,163	2,125		—	5,239
Class Y	5,324	—		750	—
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
7. Line of Credit
Each Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
Each Fund had no amounts outstanding as of March 31, 2025, or at any time during the year then ended.
8. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 8) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended March 31, 2025.
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9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts —  Each Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended March 31, 2025, Macquarie Asset Strategy Fund and Macquarie Balanced Fund used forward foreign currency exchange contracts to hedge the US dollar value of securities they already own that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts  —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At March 31, 2025, Macquarie Asset Strategy Fund posted $501,094 and Macquarie Balanced Fund posted $1,253,597 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Consolidated statement of assets and liabilities” and “Statements of assets and liabilities”, respectively. Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended March 31, 2025, Macquarie Asset Strategy Fund and Macquarie Balanced Fund invested in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Macquarie Balanced Fund also used futures contracts as a cash management tool.
Swap Contracts — Macquarie Asset Strategy Fund and Macquarie Balanced Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant
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Notes to financial statements
Ivy Funds
9. Derivatives (continued)
regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended March 31, 2025, Macquarie Asset Strategy Fund entered into CDS contracts as a purchaser and Macquarie Balanced Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. Macquarie Asset Strategy Fund did not enter into seller protection.
CDS contracts may involve greater risks than if Macquarie Asset Strategy Fund and Macquarie Balanced Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the year ended March 31, 2025, Macquarie Asset Strategy and Macquarie Balanced Fund used CDS contracts to hedge against credit events. Macquarie Balanced Fund also used CDS contracts to gain exposure to certain securities or markets.
At March 31, 2025, Macquarie Balanced Fund posted $560,961 in cash as collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”
Fair values of derivative instruments as of March 31, 2025 were as follows:
Macquarie Asset Strategy Fund
Asset Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$184,022

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Macquarie Asset Strategy Fund
Liability Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(161,679)
Macquarie Balanced Fund
Asset Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$1,042,325
	Macquarie Balanced Fund
	Liability Derivatives Fair Value
Statements of asset and liabilities location	Interest Rate Contracts	Credit Contracts
Variation margin due to broker on futures contracts*	$(1,399,532)	$—
Variation margin due from broker on centrally cleared credit default swap contracts*	—	(48,142)
Total	$(1,399,532)	$(48,142)
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through March 31, 2025. Only current day variation margin is reported on the Fund's “Statements of assets and liabilities.”
The effect of derivative instruments on the “Statements of operations” for the year ended March 31, 2025 was as follows:
	Macquarie Asset Strategy Fund
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(60,182)	$—	$—	$(60,182)
Interest rate contracts	—	84,837	—	84,837
Credit contracts	—	—	(43,200)	(43,200)
Total	$(60,182)	$84,837	$(43,200)	$(18,545)

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Notes to financial statements
Ivy Funds
9. Derivatives (continued)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$10,113	$—	$10,113
Interest rate contracts	—	74,579	74,579
Total	$10,113	$74,579	$84,692
	Macquarie Balanced Fund
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(131,559)	$—	$—	$(131,559)
Interest rate contracts	—	(1,010,012)	—	(1,010,012)
Credit contracts	—	—	(124,841)	(124,841)
Total	$(131,559)	$(1,010,012)	$(124,841)	$(1,266,412)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$21,197	$—	$—	$21,197
Interest rate contracts	—	(178,475)	—	(178,475)
Credit contracts	—	—	72,631	72,631
Total	$21,197	$(178,475)	$72,631	$(84,647)
The tables below summarize the average daily balance of derivative holdings by certain Funds during the year ended March 31, 2025:
	Long Derivative Volume
	Macquarie Asset Strategy Fund	Macquarie Balanced Fund
Forward foreign currency exchange contracts (average contract amount)	$993,749	$2,004,829
Futures contracts (average notional amount)	20,180,787	63,587,688
CDS contracts (average notional amount)*	522,992	1,309,606

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	Short Derivative Volume
	Macquarie Asset Strategy Fund	Macquarie Balanced Fund
Forward foreign currency exchange contracts (average contract amount)	$471,808	$947,007
Futures contracts (average notional amount)	13,980,506	36,469,287
CDS contracts (average notional amount)*	—	497,638
*Long represents buying protection and short represents selling protection.
10. Securities Lending
Each Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended March 31, 2025, each Fund had no securities out on loan.
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Notes to financial statements
Ivy Funds
11. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Funds' investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
Certain Funds invest a portion of their assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be
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difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.
As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund.
Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2025. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible
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Notes to financial statements
Ivy Funds
11. Credit and Market Risks (continued)
for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the "Consolidated schedules of investments" and “Schedules of investments.”
12. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
13. Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
14. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Effective April 25, 2025, with respect to Macquarie Balanced Fund (Fund), DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.64% of the Fund’s Class R6 shares’ average daily net assets, from April 25, 2025 through July 30, 2026.
Management has determined that no other material events or transactions occurred subsequent to March 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.
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Report of independent registered public accounting firm
To the Board of Trustees of Ivy Funds and Shareholders of Macquarie Climate Solutions Fund, Macquarie Natural Resources Fund, Macquarie Real Estate Securities Fund, Macquarie Science and Technology Fund, Macquarie Asset Strategy Fund and Macquarie Balanced Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting Ivy Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Macquarie Climate Solutions Fund(1) Macquarie Natural Resources Fund(1) Macquarie Real Estate Securities Fund(1)	Macquarie Science and Technology Fund(1) Macquarie Asset Strategy Fund(2) Macquarie Balanced Fund(1)
(1) Statement of assets and liabilities, including the schedule of investments, as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025.
(2) Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of March 31, 2025, the related consolidated statement of operations for the year ended March 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2025 and the consolidated financial highlights for each of the five years in the period ended March 31, 2025.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents, portfolio companies, agent banks and brokers; when replies were not received from ￼brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
    103

Other Fund information (Unaudited)
Ivy Funds
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund.
Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended March 31, 2025, each Fund reports distributions paid during the year as follows:
	(A) Ordinary Income Distributions* (Tax Basis)	(B) Long-Term Capital Gains Distributions (Tax Basis)	(C) Return of Capital (Tax Basis)	Total Distributions (Tax Basis)	(D) Qualifying Dividends[1]
Macquarie Asset Strategy Fund	42.64%	57.36%	—	100.00%	10.86%
Macquarie Balanced Fund	100.00%	—	—	100.00%	54.18%
Macquarie Climate Solutions Fund	100.00%	—	—	100.00%	100.00%
Macquarie Natural Resources Fund	84.06%	—	15.94%	100.00%	0.12%
Macquarie Real Estate Securities Fund	13.74%	86.26%	—	100.00%	—
Macquarie Science and Technology Fund	11.99%	88.01%	—	100.00%	14.51%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.
(D) is based on each Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for corporate dividends received deduction.
*For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Funds from ordinary income reported as qualified income are reported in the following table. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Percentage
Macquarie Asset Strategy Fund	28.21%
Macquarie Balanced Fund	68.99%
Macquarie Climate Solutions Fund	100.00%
Macquarie Natural Resources Fund	23.47%
Macquarie Real Estate Securities Fund	—
Macquarie Science and Technology Fund	29.86%
For the fiscal year ended March 31, 2025, certain distributions paid by the Funds, determined to be Qualified Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004: the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2025, certain Funds have reported maximum Qualified Short-Term Capital Gains distributions as follows:
Qualified Short-Term Capital Gains
Macquarie Asset Strategy Fund	$21,729,399
Macquarie Real Estate Securities Fund	653,599
Macquarie Science and Technology Fund	78,458,484
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
    104

Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.
    105

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4443761)
ANN-IVYSPEC-0525
This page is not part of the Financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2025